UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02224

MML Series Investment Fund
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd, Enfield, CT 06082
(Address of principal executive offices)	(Zip code)
Richard J. Byrne
100 Bright Meadow Blvd, Enfield, CT 06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	860-562-1000

Date of fiscal year end:	12/31/2013

Date of reporting period:	6/30/2013

Item 1. Reports to Stockholders.

MML Series Investment Fund
Semiannual Report

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2013

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Richard J. Byrne

“Thank you for your continued confidence in MassMutual. We are committed to helping you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions.”

June 30, 2013

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2013. Stocks in the United States and in foreign developed markets advanced during the first half of the year, and U.S. bonds and emerging-market equities declined. The actions and comments of central bankers across the globe kept the attention of investors and helped drive choppier stock markets and rising interest rates later in the period. The U.S. economy continued its somewhat unsteady recovery in the midst of government spending cuts mandated by sequestration – the automatic, across-the-board series of spending cuts to government agencies – and ongoing caution among business owners. Housing and unemployment mainly improved throughout the period, but U.S. gross domestic product (“GDP”) figures, which indicated higher rates of growth early in the period, underwent substantial downward revisions later. (GDP measures the total value of goods and services produced in a country.) Through it all, consumer confidence numbers reached their highest levels since mid-2007, and inflation remained in check. Elsewhere in the world, the ongoing recession in the euro zone and a March banking crisis in Cyprus kept investors wary. Looking to the Far East, China continued to struggle, while Japan made some headway against its economic challenges. Against this backdrop, two key commodities headed in different directions. The price of oil rose from slightly less than $92 a barrel at the beginning of the period to more than $96 at the end, taking a volatile route along the way. The price of gold continued its substantial decline, starting 2013 at around $1,676 an ounce and dropping to less than $1,224 by the end of the period.

Key events that defined the period

In the United States, encouraging pockets of economic strength and the Federal Reserve’s (the “Fed”) ongoing Quantitative Easing (“QE”) program gave investors reason for optimism, despite the challenges brought about by the “fiscal cliff” and sequestration. Late on January 1, 2013, congressional votes to avert the fiscal cliff were finally confirmed. (Fiscal cliff is the term for a combination of tax hikes and spending cuts that were set to take effect early in 2013 unless an alternate plan could be agreed upon by congress and the president.) The agreement prevented broad escalation of income taxes for most Americans except top-bracket individual filers.

In February, equity investors focused on the specter of sequestration, which was set to go into effect March 1, 2013. Ultimately, however, in March, the U.S. Congress passed a stopgap spending bill to keep the federal government running through September 2013. Also in March, the Department of Labor reported that the U.S. unemployment rate fell to its lowest level since December 2008, and the Fed continued its commitment to keep the federal funds rate between 0% and 0.25% and announced its continuation of the $85 billion per month bond-buying QE program. (The federal funds rate is the interest rate that banks and other financial institutions charge each other for borrowing funds overnight.) In April, Commerce Department reports indicated that the U.S. economy rebounded in the first quarter of 2013 after a lackluster fourth quarter. The agency estimated first-quarter 2013 GDP growth to be at a level of 2.5%, versus fourth-quarter 2012 GDP growth of 0.4% – although the 2.5% figure was ultimately revised downward to a final 1.8% in June.

In May, the first signs emerged that QE could soon be scaled back when Fed Chairman Bernanke alluded to a possible “tapering down” of monthly Fed bond purchases in the near term – and minutes from the Fed’s May 1 meeting indicated other Fed officials supported the move. The day of the release, the Dow Jones Industrial AverageSM (the “Dow”) reversed its triple-digit point gain to post a loss of 0.80% for the day. The markets subsequently posted declines in each of the last two weeks of May and the yields of U.S. Treasury securities increased across the board as their prices fell. (Bond prices move in the opposite direction of interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.) That same month, the U.S. unemployment rate fell to 7.5%, marking a four-year low. In June, the unemployment rate ticked up slightly to 7.6%, as more individuals entered the job market. Stock and bond markets sold off sharply in mid-June and drove

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

interest rates higher on lingering concerns that QE would end sooner than expected. Stocks rose again as the period drew to a close when the Department of Labor released the final downward revision of first-quarter GDP. The weaker-than-expected growth figure drove shares higher on investor expectations that the Fed would continue QE a while longer.

In news from around the world, the Japanese Cabinet approved a ¥20 trillion (yen) ($224 billion) stimulus package in January 2013, which was expected to create 600,000 jobs and help repair tsunami-ravaged coastland. In February, uncertainty over Italian elections led to a hung parliament, which struck fresh fears into the euro zone. In late March, resolution came to the Cyprus banking crisis – although the deal restricted Cyprus’s financial industry and limited its status as an offshore tax haven. China sent mixed economic signals in the first part of 2013, but April reports were clear the country was in a slowdown. Also in April, the Bank of Japan announced plans to double the country’s monetary base over the next two years through its own bond-buying program in an effort to boost its economy. The announcement accelerated the already rallying Japanese stock market, which continued to advance well into May – but declined along with U.S. stocks in the wake of Fed chairman Bernanke’s comments about the possible end of QE. In June, consumer sentiment in the euro zone improved, despite the region’s continued recession, and the European Central Bank reaffirmed its commitment to stimulative monetary policy. Following a precipitous fall in late May into mid-June, Japanese stocks rallied on encouraging signs attributable to the country’s economic reforms, and China’s woes increased.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2013, outperforming most international competitors. The Russell 2000® Index, a benchmark of small-cap stocks, led the gainers with a 15.86% advance, while the Dow, a measure of blue-chip domestic stock performance, gained 15.20%. The S&P 500® Index, a measure of large-cap stock performance, also turned in a double-digit advance of 13.82%. The NASDAQ Composite® Index, an indicator of technology stock performance, returned 12.71% for the six months. In international equities, the MSCI EAFE® Index, a benchmark measuring foreign developed-market stocks, posted a 4.10% gain; while the MSCI® Emerging Markets Index, a benchmark of emerging stock markets, lost 9.57%. Fixed-income investments in the U.S. significantly lagged equity counterparts during the period, with the Barclays U.S. Aggregate Bond Index losing 2.44% during the period.*

Keeping it in perspective

The economic and market events that characterized the first six months of 2013 offer an excellent reminder that investing environments can be unpredictable and that it is important for investors to maintain perspective. We believe it is unwise for investors to use short-term performance to justify major deviations from their long-term plan. In the end, we believe you may be more successful if you focus on maintaining a solid, systematic individual investment plan that reflects your long-term objectives, risk tolerance, and the amount of time you have to invest.**

Thank you for your continued confidence in MassMutual. We are committed to help you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions. If you work with a financial professional and have not met with him or her recently, you may wish to consider scheduling some time to review your retirement investment strategy in order to assess whether or not your current investments are compatible with your long-term financial goals.

Sincerely,

Richard J. Byrne

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

**	Systematic investing does not ensure a profit or protect against loss in a declining market. Systematic investing involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their ability to continue investing through periods of low price levels.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/13 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

Google, Inc. Class A	5.7%
Amazon.com, Inc.	4.5%
MasterCard, Inc. Class A	3.1%
Priceline.com, Inc.	3.1%
Danaher Corp.	3.0%
Gilead Sciences, Inc.	2.6%
Precision Castparts Corp.	2.2%
Starbucks Corp.	2.0%
Biogen Idec, Inc.	2.0%
American Tower Corp.	2.0%

30.2%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/13

Communications	22.7%
Consumer, Non-cyclical	21.8%
Consumer, Cyclical	16.6%
Industrial	12.7%
Financial	10.7%
Technology	5.3%
Energy	4.6%
Basic Materials	4.6%
Mutual Funds	0.0%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in the common stocks of established companies. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Fund’s subadviser currently considers well-established companies to mean companies that it considers to be seasoned companies with relatively long operating histories. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/13

JP Morgan Chase & Co.	2.8%
General Electric Co.	2.7%
Chevron Corp.	2.4%
Wells Fargo & Co.	2.1%
Exxon Mobil Corp.	2.0%
U.S. Bancorp	1.7%
Apache Corp.	1.6%
AT&T, Inc.	1.6%
Johnson & Johnson	1.5%
Microsoft Corp.	1.4%

19.8%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/13

Financial	20.2%
Industrial	14.5%
Energy	14.0%
Consumer, Non-cyclical	11.3%
Communications	10.5%
Consumer, Cyclical	7.6%
Technology	6.0%
Utilities	5.6%
Basic Materials	4.3%
Mutual Fund	1.1%

Total Long-Term Investments	95.1%
Short-Term Investments and Other Assets and Liabilities	4.9%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index* (the “Index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

*“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“S&P” or “Standard & Poor’s”) and have been licensed for use by MassMutual. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/13

Exxon Mobil Corp.	2.7%
Apple, Inc.	2.5%
Microsoft Corp.	1.8%
Johnson & Johnson	1.6%
General Electric Co.	1.6%
Google, Inc. Class A	1.6%
Chevron Corp.	1.6%
The Procter & Gamble Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.4%
Wells Fargo & Co.	1.4%

17.6%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	22.1%
Financial	16.1%
Communications	12.0%
Technology	11.4%
Energy	10.2%
Industrial	10.1%
Consumer, Cyclical	9.4%
Utilities	3.4%
Basic Materials	3.1%
Diversified	0.1%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Focused Equity Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in equity securities of U.S. companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund’s subadviser is Harris Associates L.P. (Harris).

MML Focused Equity Fund Largest Holdings (% of Net Assets) on 6/30/13

Wells Fargo & Co.	5.5%
Intel Corp.	5.5%
General Motors Co.	5.4%
Applied Materials, Inc.	5.4%
Delphi Automotive PLC	5.3%
American International Group, Inc.	5.1%
Family Dollar Stores, Inc.	4.9%
Penn National Gaming, Inc.	4.9%
JP Morgan Chase & Co.	4.9%
Visa, Inc. Class A	4.9%

51.8%

MML Focused Equity Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Cyclical	33.0%
Financial	20.0%
Industrial	11.4%
Technology	10.8%
Consumer, Non-cyclical	8.6%
Energy	8.3%

Total Long-Term Investments	92.1%
Short-Term Investments and Other Assets and Liabilities	7.9%

Net Assets	100.0%

MML Focused Equity Fund Country Weightings (% of Net Assets) on 6/30/13

United States	86.8%
United Kingdom	5.3%

Total Long-Term Investments	92.1%
Short-Term Investments and Other Assets and Liabilities	7.9%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stocks, and, while there are no set percentage targets, the Fund invests predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/13

Sanofi	2.8%
Roche Holding AG	2.3%
Samsung Electronics Co., Ltd.	2.1%
HSBC Holdings PLC	1.9%
Bayer AG	1.9%
Vodafone Group PLC Sponsored ADR (United Kingdom)	1.9%
GlaxoSmithKline PLC	1.9%
Telenor ASA	1.8%
Toyota Motor Corp. Sponsored ADR (Japan)	1.8%
BNP Paribas	1.8%

20.2%

MML Foreign Fund Sector Table (% of Net Assets) on 6/30/13

Financial	22.6%
Consumer, Non-cyclical	16.7%
Communications	13.2%
Industrial	11.7%
Energy	10.3%
Consumer, Cyclical	9.1%
Technology	4.9%
Basic Materials	4.6%
Mutual Funds	3.2%
Utilities	1.4%
Diversified	0.6%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MML Foreign Fund Country Weightings (% of Net Assets) on 6/30/13

United Kingdom	17.9%
France	11.8%
Germany	11.5%
Switzerland	9.5%
Japan	7.3%
Netherlands	6.9%
United States	4.4%
Republic of Korea	3.7%
Hong Kong	3.5%
Singapore	3.1%
Norway	3.1%
Italy	2.6%
Spain	2.3%
Brazil	2.0%
Sweden	1.9%
Canada	1.6%
China	1.3%
Ireland	1.2%
India	0.9%
Portugal	0.7%
Taiwan	0.5%
South Africa	0.4%
Austria	0.2%

Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Fundamental Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in domestic equity securities that the Fund’s subadviser believes offer the potential for long-term growth. The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MML Fundamental Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

Cisco Systems, Inc.	5.7%
Microsoft Corp.	4.4%
Google, Inc. Class A	3.2%
Wal-Mart Stores, Inc.	2.5%
The Home Depot, Inc.	2.3%
Verizon Communications, Inc.	2.2%
Amgen, Inc.	2.1%
The Boeing Co.	2.1%
Oracle Corp.	2.0%
Lowe’s Cos., Inc.	2.0%

28.5%

MML Fundamental Growth Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	24.3%
Communications	20.4%
Technology	19.3%
Consumer, Cyclical	16.1%
Industrial	10.4%
Financial	4.0%
Basic Materials	2.0%
Energy	1.9%

Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, with a focus on companies with large market capitalizations (which the subadviser believes are generally above $2 billion). The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MML Fundamental Value Fund Largest Holdings (% of Net Assets) on 6/30/13

JP Morgan Chase & Co.	4.1%
Wells Fargo & Co.	3.7%
Chevron Corp.	3.3%
Cisco Systems, Inc.	3.2%
Merck & Co., Inc.	2.6%
PNC Financial Services Group, Inc.	2.4%
General Electric Co.	2.1%
Exxon Mobil Corp.	2.0%
ACE Ltd.	2.0%
UnitedHealth Group, Inc.	1.9%

27.3%

MML Fundamental Value Fund Sector Table (% of Net Assets) on 6/30/13

Financial	25.3%
Consumer, Non-cyclical	17.3%
Energy	12.9%
Industrial	10.6%
Consumer, Cyclical	9.4%
Communications	8.6%
Technology	7.1%
Basic Materials	5.0%
Utilities	2.8%

Total Long-Term Investments	99.0%
Short-Term Investments and Other Assets and Liabilities	1.0%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. Equity securities may include common stocks, depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/13

The Walt Disney Co.	3.1%
Linde AG	2.9%
Nestle SA	2.7%
Reckitt Benckiser Group PLC	2.6%
Honeywell International, Inc.	2.5%
Diageo PLC	2.3%
Visa, Inc. Class A	2.2%
Heineken NV	2.2%
State Street Corp.	2.2%
Thermo Fisher Scientific, Inc.	2.1%

24.8%

MML Global Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	28.2%
Industrial	17.7%
Financial	13.4%
Consumer, Cyclical	9.6%
Communications	9.0%
Basic Materials	8.4%
Technology	7.4%
Energy	3.2%
Mutual Funds	1.9%
Diversified	1.6%
Utilities	0.3%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

MML Global Fund Country Weightings (% of Net Assets) on 6/30/13

United States	48.2%
United Kingdom	11.0%
Switzerland	8.5%
France	8.1%
Germany	7.4%
Netherlands	3.4%
Japan	2.4%
Ireland	2.0%
Canada	1.7%
Netherlands Antilles	1.4%
Sweden	1.1%
Denmark	0.9%
Republic of Korea	0.8%
Brazil	0.8%
India	0.6%
Austria	0.4%
Czech Republic	0.4%
Israel	0.4%
Italy	0.4%
Russia	0.3%
Spain	0.3%
Bermuda	0.2%

Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income by investing, under normal circumstances, at least 80% of its net assets in equity securities and equity-related securities, including convertible securities, preferred stocks, options, and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/13

JP Morgan Chase & Co.	2.9%
Danaher Corp.	2.7%
Johnson & Johnson	2.5%
Pfizer, Inc.	2.4%
Apple, Inc.	2.3%
Google, Inc. Class A	2.3%
Exxon Mobil Corp.	2.3%
The Procter & Gamble Co.	2.2%
The Walt Disney Co.	2.0%
Visa, Inc. Class A	2.0%

23.6%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	25.4%
Financial	15.7%
Technology	13.5%
Industrial	13.2%
Energy	9.8%
Consumer, Cyclical	8.0%
Communications	6.6%
Basic Materials	3.4%
Utilities	2.6%
Diversified	0.9%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return and current income by investing primarily in equity securities of dividend paying companies that the Fund’s subadviser believes will both increase in value over the long term and provide current income. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

JP Morgan Chase & Co.	3.3%
Wells Fargo & Co.	3.2%
Chevron Corp.	3.1%
The Home Depot, Inc.	2.5%
General Electric Co.	2.4%
Pfizer, Inc.	2.3%
Comcast Corp. Special Class A	2.2%
Exxon Mobil Corp.	2.1%
Verizon Communications, Inc.	2.0%
Merck & Co., Inc.	1.9%

25.0%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	20.4%
Financial	19.9%
Industrial	12.8%
Energy	12.7%
Consumer, Cyclical	7.3%
Utilities	7.2%
Communications	6.3%
Basic Materials	5.7%
Technology	4.3%

Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Rainier Investment Management, Inc. (Rainier).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

Google, Inc. Class A	5.2%
Amazon.com, Inc.	3.4%
Apple, Inc.	2.9%
Gilead Sciences, Inc.	2.8%
Visa, Inc. Class A	2.8%
Liberty Global PLC	2.5%
The Walt Disney Co.	2.3%
Precision Castparts Corp.	2.3%
The Home Depot, Inc.	2.2%
EOG Resources, Inc.	2.2%

28.6%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/13

Communications	25.7%
Consumer, Non-cyclical	21.7%
Technology	13.2%
Consumer, Cyclical	11.8%
Industrial	11.1%
Financial	6.9%
Energy	4.6%
Basic Materials	4.4%

Total Long-Term Investments	99.4%
Short-Term Investments and Other Assets and Liabilities	0.6%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Managed Volatility Fund (formerly known as MML Large Cap Value Fund) and who is the Fund’s subadviser?

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. Under normal circumstances, the Fund invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. The Fund’s stock portfolio will have approximately 500 stocks, and seeks to duplicate the investment composition and return of the S&P 500® Index* (the “Index”) by holding each stock included in the Index in approximately the same proportion as each stock’s relative weighting in the Index. Effective April 29, 2013, the name of this Fund changed from MML Large Cap Value Fund to MML Managed Volatility Fund, Gateway Investment Advisers, LLC (Gateway) replaced Davis Selected Advisers, L.P. as subadviser to the Fund, and the Fund’s investment strategy changed from seeking both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadviser believed to be undervalued to investing according to the current investment approach described above.

*“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500,” and “S&P 500®” are trademarks of Standard & Poor’s Financial Services LLC (“S&P” or “Standard & Poor’s”) and have been licensed for use by MassMutual. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MML Managed Volatility Fund Largest Holdings (% of Net Assets) on 6/30/13

Exxon Mobil Corp.	2.8%
Apple, Inc.	2.5%
Microsoft Corp.	1.8%
General Electric Co.	1.7%
Johnson & Johnson	1.6%
Google, Inc. Class A	1.6%
Chevron Corp.	1.6%
The Procter & Gamble Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.4%
Wells Fargo & Co.	1.4%

17.8%

MML Managed Volatility Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	22.3%
Financial	16.6%
Communications	12.1%
Technology	11.4%
Energy	10.3%
Industrial	10.1%
Consumer, Cyclical	9.5%
Utilities	3.3%
Basic Materials	3.1%

Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/13

CarMax, Inc.	1.6%
IHS, Inc. Class A	1.6%
Fiserv, Inc.	1.5%
Laboratory Corporation of America Holdings	1.5%
T. Rowe Price Government Reserve Investment Fund	1.4%
DENTSPLY International, Inc.	1.4%
EQT Corp.	1.4%
Calpine Corp.	1.4%
Charter Communications, Inc. Class A	1.3%
Textron, Inc.	1.3%

14.4%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	27.5%
Industrial	15.1%
Consumer, Cyclical	14.2%
Technology	11.2%
Communications	10.6%
Financial	7.3%
Mutual Funds	6.2%
Energy	5.5%
Basic Materials	2.4%
Utilities	1.4%

Total Long-Term Investments	101.4%
Short-Term Investments and Other Assets and Liabilities	(1.4)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/13

Republic Services, Inc.	3.3%
iShares Russell Midcap Value Index Fund	3.0%
Northern Trust Corp.	2.8%
Imperial Oil Ltd.	2.5%
The ADT Corp.	1.7%
Great Plains Energy, Inc.	1.5%
Lowe’s Cos., Inc.	1.5%
Sysco Corp.	1.5%
CareFusion Corp.	1.4%
General Dynamics Corp.	1.3%

20.5%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/13

Financial	23.2%
Consumer, Non-cyclical	19.7%
Industrial	17.5%
Utilities	10.7%
Energy	8.2%
Consumer, Cyclical	6.6%
Technology	5.4%
Mutual Funds	3.0%
Communications	3.0%
Basic Materials	1.8%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML PIMCO Total Return Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities of varying maturities. The Fund’s subadviser is Pacific Investment Management Company LLC (PIMCO).

MML PIMCO Total Return Fund Portfolio Characteristics (% of Net Assets) on 6/30/13

U.S. Government Agency Obligations and Instrumentalities	52.8%
U.S. Treasury Obligations	40.7%
Corporate Debt	18.1%
Non-U.S. Government Agency Obligations	6.7%
Municipal Obligations	3.1%
Sovereign Debt Obligations	2.9%
Preferred Stock	0.3%
Bank Loans	0.2%

Total Long-Term Investments	124.8%
Short-Term Investments and Other Assets and Liabilities	(24.8)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 57% of the Fund’s portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 43% of the Fund’s portfolio, as of June 30, 2013.

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/13

Dexcom, Inc.	2.2%
Portfolio Recovery Associates, Inc.	1.9%
Under Armour, Inc. Class A	1.9%
Dril-Quip, Inc.	1.7%
FactSet Research Systems, Inc.	1.3%
Cyberonics, Inc.	1.3%
Wabtec Corp.	1.2%
KapStone Paper and Packaging Corp.	1.1%
Tyler Technologies, Inc.	1.1%
Financial Engines, Inc.	1.1%

14.8%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/13

Consumer, Non-cyclical	21.0%
Consumer, Cyclical	15.9%
Industrial	15.8%
Mutual Funds	15.3%
Technology	12.6%
Financial	12.0%
Communications	8.3%
Energy	7.8%
Basic Materials	2.9%
Utilities	0.3%

Total Long-Term Investments	111.9%
Short-Term Investments and Other Assets and Liabilities	(11.9)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/13

ProAssurance Corp.	2.3%
Landstar System, Inc.	1.9%
Aaron’s, Inc.	1.9%
Beacon Roofing Supply, Inc.	1.8%
Genesee & Wyoming, Inc. Class A	1.8%
SVB Financial Group	1.7%
East West Bancorp, Inc.	1.7%
Kirby Corp.	1.6%
Stifel Financial Corp.	1.5%
Home Bancshares, Inc.	1.3%

17.5%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/13

Industrial	26.6%
Financial	22.3%
Consumer, Cyclical	13.7%
Consumer, Non-cyclical	10.1%
Basic Materials	8.1%
Energy	4.7%
Utilities	4.5%
Technology	4.3%
Mutual Funds	3.9%
Communications	3.0%

Total Long-Term Investments	101.2%
Short-Term Investments and Other Assets and Liabilities	(1.2)%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the Fund’s subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/13

The Men’s Wearhouse, Inc.	1.6%
TRW Automotive Holdings Corp.	1.5%
Zions Bancorp	1.5%
Health Net, Inc.	1.5%
Huntington Bancshares, Inc.	1.5%
Popular, Inc.	1.5%
NV Energy, Inc.	1.5%
The Timken Co.	1.4%
Regal Entertainment Group Class A	1.4%
Universal Health Services, Inc. Class B	1.4%

14.8%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/13

Financial	26.2%
Consumer, Cyclical	18.9%
Industrial	18.6%
Technology	8.0%
Consumer, Non-cyclical	7.2%
Energy	6.1%
Basic Materials	5.5%
Utilities	5.0%
Communications	3.8%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 4.6%
Chemicals — 4.6%
Ecolab, Inc.	46,500	$3,961,336
Monsanto Co.	28,650	2,830,620
Praxair, Inc.	44,530	5,128,075
The Sherwin-Williams Co.	29,500	5,209,700

		17,129,731

		17,129,731

Communications — 22.7%
Advertising — 0.2%
Omnicom Group, Inc.	13,700	861,319

Internet — 18.3%
Akamai Technologies, Inc. (a)	21,200	902,060
Amazon.com, Inc. (a)	60,450	16,786,361
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	24,800	2,344,344
eBay, Inc. (a)	131,300	6,790,836
Facebook, Inc. Class A (a)	99,076	2,463,029
Google, Inc. Class A (a)	24,300	21,392,991
LinkedIn Corp. (a)	14,900	2,656,670
Netflix, Inc. (a)	2,700	569,943
Priceline.com, Inc. (a)	14,000	11,579,820
Tencent Holdings Ltd.	62,000	2,440,101
TripAdvisor, Inc. (a)	10,500	639,135

		68,565,290

Media — 2.4%
Discovery Communications, Inc. Series C (a)	69,675	4,853,560
News Corp. (a)	18,100	524,719
Time Warner, Inc.	5,100	294,882
The Walt Disney Co.	49,700	3,138,555

		8,811,716

Telecommunications — 1.8%
Juniper Networks, Inc. (a)	26,950	520,405
QUALCOMM, Inc.	101,600	6,205,728

		6,726,133

		84,964,458

Consumer, Cyclical — 16.6%
Airlines — 0.2%
Delta Air Lines, Inc. (a)	35,400	662,334

Apparel — 1.6%
Nike, Inc. Class B	38,040	2,422,387
Ralph Lauren Corp.	19,700	3,422,678

		5,845,065

	Number of Shares	Value
Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a)	12,800	$1,375,104

Distribution & Wholesale — 1.7%
Fastenal Co.	59,500	2,728,075
Fossil Group, Inc. (a)	25,000	2,582,750
W.W. Grainger, Inc.	4,900	1,235,682

		6,546,507

Home Builders — 0.1%
D.R. Horton, Inc.	7,000	148,960
Lennar Corp. Class A	3,600	129,744

		278,704

Leisure Time — 0.8%
Carnival Corp.	28,300	970,407
Harley-Davidson, Inc.	41,000	2,247,620

		3,218,027

Lodging — 2.7%
Las Vegas Sands Corp.	88,300	4,673,719
Marriott International, Inc. Class A	37,387	1,509,313
Starwood Hotels & Resorts Worldwide, Inc.	63,800	4,031,522

		10,214,554

Retail — 9.1%
Chipotle Mexican Grill, Inc. (a)	9,000	3,279,150
Costco Wholesale Corp.	13,600	1,503,752
CVS Caremark Corp.	31,800	1,818,324
Dollar Tree, Inc. (a)	24,900	1,265,916
The Home Depot, Inc.	49,200	3,811,524
L Brands, Inc.	43,000	2,117,750
Lowe’s Cos., Inc.	34,100	1,394,690
Lululemon Athletica, Inc. (a)	21,900	1,434,888
Michael Kors Holdings Ltd. (a)	17,300	1,072,946
O’Reilly Automotive, Inc. (a)	29,700	3,344,814
PVH Corp.	26,300	3,288,815
Ross Stores, Inc.	24,600	1,594,326
Starbucks Corp.	114,300	7,485,507
Tiffany & Co.	3,000	218,520
Tractor Supply Co.	4,600	541,006

		34,171,928

		62,312,223

Consumer, Non-cyclical — 21.8%
Beverages — 1.5%
The Coca-Cola Co.	12,000	481,320
Constellation Brands, Inc. Class A (a)	3,700	192,844
Green Mountain Coffee Roasters, Inc. (a)	36,100	2,709,666
Monster Beverage Corp. (a)	15,300	929,781
PepsiCo, Inc.	16,700	1,365,893

		5,679,504

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc. (a)	33,200	$3,062,368
Biogen Idec, Inc. (a)	34,700	7,467,440
Celgene Corp. (a)	51,000	5,962,410
Regeneron Pharmaceuticals, Inc. (a)	12,200	2,743,536
Vertex Pharmaceuticals, Inc. (a)	500	39,935

		19,275,689

Commercial Services — 7.1%
Alliance Data Systems Corp. (a)	10,600	1,918,918
MasterCard, Inc. Class A	20,190	11,599,155
McKesson Corp.	57,200	6,549,400
Verisk Analytics, Inc. Class A (a)	600	35,820
Visa, Inc. Class A	36,280	6,630,170

		26,733,463

Cosmetics & Personal Care — 0.5%
The Estee Lauder Cos., Inc. Class A	1,700	111,809
The Procter & Gamble Co.	22,500	1,732,275

		1,844,084

Foods — 1.1%
The Kroger Co.	12,600	435,204
Whole Foods Market, Inc.	69,400	3,572,712

		4,007,916

Health Care – Products — 0.9%
Baxter International, Inc.	12,500	865,875
Becton, Dickinson & Co.	1,600	158,128
Covidien PLC	16,400	1,030,576
Edwards Lifesciences Corp. (a)	2,600	174,720
Henry Schein, Inc. (a)	1,100	105,325
Stryker Corp.	18,030	1,166,180

		3,500,804

Health Care – Services — 1.6%
Aetna, Inc.	6,800	432,072
Thermo Fisher Scientific, Inc.	43,400	3,672,942
UnitedHealth Group, Inc.	26,900	1,761,412

		5,866,426

Pharmaceuticals — 3.9%
Allergan, Inc.	14,760	1,243,383
AmerisourceBergen Corp.	2,000	111,660
Express Scripts Holding Co. (a)	44,800	2,763,712
Gilead Sciences, Inc. (a)	186,900	9,571,149
Onyx Pharmaceuticals, Inc. (a)	400	49,648
Perrigo Co.	2,400	290,400
Valeant Pharmaceuticals International, Inc. (a)	6,500	559,520

		14,589,472

		81,497,358

Energy — 4.6%
Oil & Gas — 3.3%
Cabot Oil & Gas Corp.	5,200	369,304

	Number of Shares	Value
Concho Resources, Inc. (a)	1,000	$83,720
EOG Resources, Inc.	12,990	1,710,523
EQT Corp.	27,000	2,142,990
Phillips 66	25,900	1,525,769
Pioneer Natural Resources Co.	27,400	3,966,150
Range Resources Corp.	32,200	2,489,704

		12,288,160

Oil & Gas Services — 1.3%
Cameron International Corp. (a)	26,600	1,626,856
FMC Technologies, Inc. (a)	7,100	395,328
Schlumberger Ltd.	41,500	2,973,890

		4,996,074

		17,284,234

Financial — 10.7%
Banks — 1.5%
Northern Trust Corp.	22,900	1,325,910
State Street Corp.	50,100	3,267,021
U.S. Bancorp	32,400	1,171,260

		5,764,191

Diversified Financial — 6.9%
American Express Co.	61,750	4,616,430
Ameriprise Financial, Inc.	12,700	1,027,176
Citigroup, Inc.	45,800	2,197,026
Franklin Resources, Inc.	34,550	4,699,491
The Goldman Sachs Group, Inc.	6,350	960,437
IntercontinentalExchange, Inc. (a)	11,250	1,999,800
Invesco Ltd.	142,300	4,525,140
JP Morgan Chase & Co.	35,200	1,858,208
Morgan Stanley	98,600	2,408,798
TD Ameritrade Holding Corp.	63,900	1,552,131

		25,844,637

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	23,800	950,096

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	101,570	7,431,877

		39,990,801

Industrial — 12.7%
Aerospace & Defense — 1.9%
The Boeing Co.	52,000	5,326,880
United Technologies Corp.	19,700	1,830,918

		7,157,798

Electronics — 0.0%
Amphenol Corp. Class A	900	70,146

Machinery – Diversified — 0.6%
Roper Industries, Inc.	18,500	2,298,070

Manufacturing — 4.0%
3M Co.	6,100	667,035
Danaher Corp.	174,860	11,068,638
Eaton Corp. PLC	5,700	375,117

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Honeywell International, Inc.	35,700	$2,832,438

		14,943,228

Metal Fabricate & Hardware — 2.2%
Precision Castparts Corp.	36,300	8,204,163

Transportation — 4.0%
FedEx Corp.	14,500	1,429,410
J.B. Hunt Transport Services, Inc.	7,800	563,472
Kansas City Southern	28,100	2,977,476
Norfolk Southern Corp.	500	36,325
Union Pacific Corp.	48,100	7,420,868
United Continental Holdings, Inc. (a)	76,700	2,399,943

		14,827,494

		47,500,899

Technology — 5.3%
Computers — 2.4%
Accenture PLC Class A	18,850	1,356,446
Apple, Inc.	10,020	3,968,721
Cognizant Technology Solutions Corp. Class A (a)	36,100	2,260,221
EMC Corp.	900	21,258
IHS, Inc. Class A (a)	12,000	1,252,560

		8,859,206

Semiconductors — 0.8%
Broadcom Corp. Class A	82,550	2,786,888
Xilinx, Inc.	7,200	285,192

		3,072,080

Software — 2.1%
Autodesk, Inc. (a)	11,100	376,734
Citrix Systems, Inc. (a)	500	30,165
Fiserv, Inc. (a)	19,670	1,719,355
Intuit, Inc.	1,200	73,236
Red Hat, Inc. (a)	44,400	2,123,208
Salesforce.com, Inc. (a)	91,100	3,478,198

		7,800,896

		19,732,182

TOTAL COMMON STOCK (Cost $264,061,212)		370,411,886

TOTAL EQUITIES (Cost $264,061,212)		370,411,886

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	$1,001

		1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $264,062,213)		370,412,887

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$3,525,049	3,525,049

TOTAL SHORT-TERM INVESTMENTS (Cost $3,525,049)		3,525,049

TOTAL INVESTMENTS — 99.9% (Cost $267,587,262) (c)		373,937,936

Other Assets/(Liabilities) — 0.1%		414,124

NET ASSETS — 100.0%		$374,352,060

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,525,052. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,599,581.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.0%

COMMON STOCK — 93.3%
Basic Materials — 4.3%
Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	55,100	$2,892,750

Forest Products & Paper — 1.8%
International Paper Co.	168,300	7,457,373
MeadWestvaco Corp.	83,300	2,841,363

		10,298,736

Iron & Steel — 1.0%
Cliffs Natural Resources, Inc.	46,300	752,375
Nucor Corp.	105,900	4,587,588

		5,339,963

Mining — 1.0%
Newmont Mining Corp.	68,000	2,036,600
Vulcan Materials Co.	74,800	3,621,068

		5,657,668

		24,189,117

Communications — 10.5%
Advertising — 0.2%
WPP PLC	79,123	1,351,783

Media — 3.8%
Cablevision Systems Corp. Class A	152,800	2,570,096
Comcast Corp. Class A	68,800	2,881,344
The McGraw-Hill Financial, Inc.	79,500	4,228,605
The New York Times Co. Class A (a)	145,000	1,603,700
Time Warner, Inc.	108,933	6,298,506
The Walt Disney Co.	54,500	3,441,675

		21,023,926

Telecommunications — 6.5%
AT&T, Inc.	246,300	8,719,020
CenturyLink, Inc.	85,905	3,036,742
Cisco Systems, Inc.	221,000	5,372,510
Corning, Inc.	313,900	4,466,797
Harris Corp.	93,900	4,624,575
Nokia Corp. Sponsored ADR (Finland) (a)	303,400	1,134,716
Telefonica SA (a)	115,473	1,485,805
Verizon Communications, Inc.	104,100	5,240,394
Vodafone Group PLC	704,396	2,021,417

		36,101,976

		58,477,685

Consumer, Cyclical — 7.0%
Auto Manufacturers — 0.6%
Ford Motor Co.	209,300	3,237,871

Automotive & Parts — 0.6%
Johnson Controls, Inc.	88,300	3,160,257

	Number of Shares	Value
Distribution & Wholesale — 0.6%
Genuine Parts Co.	40,600	$3,169,642

Entertainment — 0.4%
The Madison Square Garden Co. Class A (a)	43,725	2,590,706

Home Furnishing — 0.1%
Whirlpool Corp.	4,200	480,312

Leisure Time — 0.7%
Carnival Corp.	124,300	4,262,247

Retail — 2.6%
Kohl’s Corp.	120,300	6,076,353
Macy’s, Inc.	77,300	3,710,400
Staples, Inc.	270,400	4,288,544
Tiffany & Co.	5,400	393,336

		14,468,633

Toys, Games & Hobbies — 1.4%
Hasbro, Inc.	36,600	1,640,778
Mattel, Inc.	138,200	6,261,842

		7,902,620

		39,272,288

Consumer, Non-cyclical — 11.3%
Agriculture — 1.0%
Archer-Daniels-Midland Co.	156,400	5,303,524

Beverages — 0.9%
PepsiCo, Inc.	62,700	5,128,233

Commercial Services — 0.4%
Western Union Co.	119,600	2,046,356

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	212,000	4,458,360

Foods — 1.4%
Campbell Soup Co.	124,100	5,558,439
McCormick & Co., Inc.	34,600	2,434,456

		7,992,895

Health Care – Products — 1.5%
Johnson & Johnson	96,900	8,319,834

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	45,600	2,764,728

Household Products — 1.0%
The Clorox Co.	67,800	5,636,892

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	122,100	5,456,649
Hospira, Inc. (a)	57,500	2,202,825
Merck & Co., Inc.	138,600	6,437,970
Pfizer, Inc.	255,154	7,146,864

		21,244,308

		62,895,130

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 14.0%
Coal — 0.5%
CONSOL Energy, Inc.	115,100	$3,119,210

Oil & Gas — 12.6%
Anadarko Petroleum Corp.	66,600	5,722,938
Apache Corp.	109,900	9,212,917
BP PLC Sponsored ADR (United Kingdom)	67,800	2,829,972
Chevron Corp.	112,300	13,289,582
ConocoPhillips	34,600	2,093,300
Diamond Offshore Drilling, Inc.	57,100	3,927,909
Exxon Mobil Corp.	121,700	10,995,595
Hess Corp.	83,700	5,565,213
Murphy Oil Corp.	96,500	5,875,885
Petroleo Brasileiro SA Sponsored ADR (Brazil)	163,900	2,199,538
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	121,800	7,770,840
Talisman Energy, Inc.	73,300	837,819

		70,321,508

Oil & Gas Services — 0.9%
Schlumberger Ltd.	68,600	4,915,876

		78,356,594

Financial — 20.1%
Banks — 9.7%
Bank of America Corp.	548,277	7,050,842
Bank of New York Mellon Corp.	75,400	2,114,970
Capital One Financial Corp.	58,700	3,686,947
Northern Trust Corp.	94,200	5,454,180
PNC Financial Services Group, Inc.	104,600	7,627,432
Regions Financial Corp.	235,200	2,241,456
SunTrust Banks, Inc.	161,000	5,082,770
U.S. Bancorp	256,200	9,261,630
Wells Fargo & Co.	278,700	11,501,949

		54,022,176

Diversified Financial — 5.3%
American Express Co.	97,100	7,259,196
JP Morgan Chase & Co.	300,900	15,884,511
Legg Mason, Inc.	133,400	4,136,734
SLM Corp.	100,000	2,286,000

		29,566,441

Insurance — 4.4%
The Allstate Corp.	124,700	6,000,564
The Chubb Corp.	30,500	2,581,825
Lincoln National Corp.	90,100	3,285,947
Loews Corp.	41,900	1,860,360
Marsh & McLennan Cos., Inc.	159,500	6,367,240
Sun Life Financial, Inc.	68,900	2,040,818
Willis Group Holdings PLC	64,000	2,609,920

		24,746,674

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	135,642	$3,864,441

		112,199,732

Industrial — 14.5%
Aerospace & Defense — 1.5%
The Boeing Co.	56,000	5,736,640
Lockheed Martin Corp.	24,400	2,646,424

		8,383,064

Building Materials — 0.8%
Masco Corp.	152,700	2,976,123
USG Corp. (a)	64,500	1,486,725

		4,462,848

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	106,400	5,803,056

Electronics — 0.4%
Agilent Technologies, Inc.	48,200	2,061,032

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	10,500	888,615

Machinery – Construction & Mining — 0.5%
Joy Global, Inc.	52,300	2,538,119

Machinery – Diversified — 0.2%
Xylem, Inc.	51,700	1,392,798

Manufacturing — 6.9%
3M Co.	57,900	6,331,365
Eaton Corp. PLC	45,784	3,013,045
General Electric Co.	654,700	15,182,493
Honeywell International, Inc.	87,200	6,918,448
Illinois Tool Works, Inc.	104,400	7,221,348

		38,666,699

Transportation — 3.0%
Norfolk Southern Corp.	83,700	6,080,805
United Continental Holdings, Inc. (a)	160,200	5,012,658
United Parcel Service, Inc. Class B	65,600	5,673,088

		16,766,551

		80,962,782

Technology — 6.0%
Computers — 2.3%
Apple, Inc.	11,100	4,396,488
Computer Sciences Corp.	78,600	3,440,322
Dell, Inc.	345,300	4,609,755
Hewlett-Packard Co.	25,700	637,360

		13,083,925

Semiconductors — 2.0%
Analog Devices, Inc.	87,400	3,938,244
Applied Materials, Inc.	266,900	3,979,479
Texas Instruments, Inc.	99,400	3,466,078

		11,383,801

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.7%
CA, Inc.	52,300	$1,497,349
Microsoft Corp.	228,000	7,872,840

		9,370,189

		33,837,915

Utilities — 5.6%
Electric — 4.6%
The AES Corp.	151,700	1,818,883
Duke Energy Corp.	97,933	6,610,477
Entergy Corp.	80,100	5,581,368
Exelon Corp.	146,600	4,527,008
FirstEnergy Corp.	76,400	2,852,776
TECO Energy, Inc.	30,200	519,138
Xcel Energy, Inc.	124,000	3,514,160

		25,423,810

Gas — 1.0%
NiSource, Inc.	204,300	5,851,152

		31,274,962

TOTAL COMMON STOCK (Cost $385,852,510)		521,466,205

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.6%
Auto Manufacturers — 0.6%
General Motors Co. 4.750%	71,600	3,448,256

Financial — 0.1%
Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co. 6.375%	5,400	275,454

TOTAL PREFERRED STOCK (Cost $3,827,797)		3,723,710

TOTAL EQUITIES (Cost $389,680,307)		525,189,915

MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
T. Rowe Price Reserve Investment Fund	6,433,243	6,433,243

TOTAL MUTUAL FUNDS (Cost $6,433,243)		6,433,243

TOTAL LONG-TERM INVESTMENTS (Cost $396,113,550)		531,623,158

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 5.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$27,969,686	$27,969,686

TOTAL SHORT-TERM INVESTMENTS (Cost $27,969,686)		27,969,686

TOTAL INVESTMENTS — 100.1% (Cost $424,083,236) (c)		559,592,844

Other Assets/(Liabilities) — (0.1)%		(819,521)

NET ASSETS — 100.0%		$558,773,323

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $27,969,709. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $28,531,973.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 3.1%
Chemicals — 2.3%
Air Products & Chemicals, Inc.	5,099	$466,915
Airgas, Inc.	1,578	150,636
CF Industries Holdings, Inc.	1,445	247,818
The Dow Chemical Co.	29,461	947,760
E.I. du Pont de Nemours & Co.	22,423	1,177,208
Eastman Chemical Co.	3,834	268,418
Ecolab, Inc.	6,482	552,202
FMC Corp.	3,328	203,208
International Flavors & Fragrances, Inc.	1,994	149,869
LyondellBasell Industries NV Class A	9,211	610,321
Monsanto Co.	13,004	1,284,795
The Mosaic Co.	6,780	364,832
PPG Industries, Inc.	3,469	507,896
Praxair, Inc.	7,190	828,000
The Sherwin-Williams Co.	2,092	369,447
Sigma-Aldrich Corp.	2,916	234,330

		8,363,655

Forest Products & Paper — 0.2%
International Paper Co.	10,882	482,181
MeadWestvaco Corp.	4,396	149,948

		632,129

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	2,599	68,380
Cliffs Natural Resources, Inc.	3,757	61,051
Nucor Corp.	7,695	333,347
United States Steel Corp.	3,654	64,055

		526,833

Mining — 0.4%
Alcoa, Inc.	25,830	201,991
Freeport-McMoRan Copper & Gold, Inc.	25,238	696,821
Newmont Mining Corp.	12,189	365,061
Vulcan Materials Co.	3,189	154,379

		1,418,252

		10,940,869

Communications — 12.0%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	10,204	148,468
Omnicom Group, Inc.	6,310	396,710

		545,178

	Number of Shares	Value
Internet — 3.6%
Akamai Technologies, Inc. (a)	4,296	$182,795
Amazon.com, Inc. (a)	8,869	2,462,833
eBay, Inc. (a)	28,461	1,472,003
Expedia, Inc.	2,253	135,518
F5 Networks, Inc. (a)	1,902	130,858
Google, Inc. Class A (a)	6,547	5,763,782
Netflix, Inc. (a)	1,361	287,293
Priceline.com, Inc. (a)	1,256	1,038,875
Symantec Corp.	16,870	379,069
TripAdvisor, Inc. (a)	2,752	167,514
VeriSign, Inc. (a)	3,716	165,957
Yahoo!, Inc. (a)	23,230	583,305

		12,769,802

Media — 3.5%
Cablevision Systems Corp. Class A	5,210	87,632
CBS Corp. Class B	13,916	680,075
Comcast Corp. Class A	64,172	2,687,523
DIRECTV (a)	13,615	838,956
Discovery Communications, Inc. Series A (a)	5,927	457,624
Gannett Co., Inc.	5,453	133,380
The McGraw-Hill Financial, Inc.	6,683	355,469
News Corp. Class A	48,524	1,581,882
Scripps Networks Interactive Class A	2,029	135,456
Time Warner Cable, Inc.	7,091	797,596
Time Warner, Inc.	22,736	1,314,596
Viacom, Inc. Class B	10,885	740,724
The Walt Disney Co.	43,886	2,771,401
The Washington Post Co. Class B	105	50,796

		12,633,110

Telecommunications — 4.8%
AT&T, Inc.	131,044	4,638,958
CenturyLink, Inc.	14,848	524,877
Cisco Systems, Inc.	130,213	3,165,478
Corning, Inc.	35,917	511,099
Crown Castle International Corp. (a)	7,107	514,476
Frontier Communications Corp.	23,686	95,928
Harris Corp.	2,633	129,675
JDS Uniphase Corp. (a)	5,930	85,273
Juniper Networks, Inc. (a)	12,213	235,833
Motorola Solutions, Inc.	6,561	378,767
QUALCOMM, Inc.	42,106	2,571,834
Sprint Nextel Corp. (a)	73,351	514,924
Verizon Communications, Inc.	69,699	3,508,648
Windstream Corp.	14,725	113,530

		16,989,300

		42,937,390

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.4%
Airlines — 0.1%
Southwest Airlines Co.	17,536	$226,039

Apparel — 0.5%
Nike, Inc. Class B	17,643	1,123,506
Ralph Lauren Corp.	1,472	255,745
VF Corp.	2,125	410,253

		1,789,504

Auto Manufacturers — 0.7%
Ford Motor Co.	95,739	1,481,082
General Motors Co. (a)	18,831	627,261
Paccar, Inc.	8,646	463,944

		2,572,287

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	2,773	238,894
Delphi Automotive PLC	7,095	359,646
The Goodyear Tire & Rubber Co. (a)	6,060	92,657
Johnson Controls, Inc.	16,719	598,373

		1,289,570

Distribution & Wholesale — 0.3%
Fastenal Co.	6,567	301,097
Fossil Group, Inc. (a)	1,317	136,059
Genuine Parts Co.	3,758	293,387
W.W. Grainger, Inc.	1,466	369,696

		1,100,239

Entertainment — 0.0%
International Game Technology	6,125	102,349

Home Builders — 0.1%
D.R. Horton, Inc.	6,697	142,512
Lennar Corp. Class A	4,125	148,665
PulteGroup, Inc. (a)	8,169	154,966

		446,143

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,718	93,115
Whirlpool Corp.	1,930	220,715

		313,830

Housewares — 0.1%
Newell Rubbermaid, Inc.	7,120	186,900

Leisure Time — 0.2%
Carnival Corp.	10,761	368,995
Harley-Davidson, Inc.	5,420	297,124

		666,119

Lodging — 0.3%
Marriott International, Inc. Class A	5,866	236,810
Starwood Hotels & Resorts Worldwide, Inc.	4,753	300,342
Wyndham Worldwide Corp.	3,298	188,745
Wynn Resorts Ltd.	1,919	245,632

		971,529

	Number of Shares	Value
Retail — 6.5%
Abercrombie & Fitch Co. Class A	1,856	$83,984
AutoNation, Inc. (a)	863	37,446
AutoZone, Inc. (a)	887	375,813
Bed Bath & Beyond, Inc. (a)	5,337	378,393
Best Buy Co., Inc.	6,620	180,925
CarMax, Inc. (a)	5,501	253,926
Chipotle Mexican Grill, Inc. (a)	761	277,270
Coach, Inc.	6,807	388,612
Costco Wholesale Corp.	10,646	1,177,128
CVS Caremark Corp.	29,834	1,705,908
Darden Restaurants, Inc.	3,192	161,132
Dollar General Corp. (a)	7,276	366,929
Dollar Tree, Inc. (a)	5,530	281,145
Family Dollar Stores, Inc.	2,300	143,313
GameStop Corp. Class A	2,859	120,164
The Gap, Inc.	7,028	293,279
The Home Depot, Inc.	35,603	2,758,164
J.C. Penney Co., Inc. (a)	3,630	62,000
Kohl’s Corp.	4,973	251,186
L Brands, Inc.	5,796	285,453
Lowe’s Cos., Inc.	26,153	1,069,658
Macy’s, Inc.	9,370	449,760
McDonald’s Corp.	24,437	2,419,263
Nordstrom, Inc.	3,634	217,822
O’Reilly Automotive, Inc. (a)	2,675	301,259
PetSmart, Inc.	2,470	165,465
PVH Corp.	1,988	248,599
Ross Stores, Inc.	5,347	346,539
Staples, Inc.	16,328	258,962
Starbucks Corp.	18,258	1,195,716
Target Corp.	15,640	1,076,970
Tiffany & Co.	2,878	209,634
The TJX Cos., Inc.	17,585	880,305
Urban Outfitters, Inc. (a)	2,740	110,203
Wal-Mart Stores, Inc.	39,908	2,972,747
Walgreen Co.	21,068	931,206
Yum! Brands, Inc.	10,952	759,412

		23,195,690

Textiles — 0.0%
Cintas Corp.	2,553	116,264

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,723	122,072
Mattel, Inc.	8,364	378,973

		501,045

		33,477,508

Consumer, Non-cyclical — 22.1%
Agriculture — 1.8%
Altria Group, Inc.	48,948	1,712,690
Archer-Daniels-Midland Co.	15,945	540,695
Lorillard, Inc.	9,157	399,978

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	39,847	$3,451,547
Reynolds American, Inc.	7,818	378,157

		6,483,067

Beverages — 2.3%
Brown-Forman Corp. Class B	3,696	249,665
The Coca-Cola Co.	93,307	3,742,544
Coca-Cola Enterprises, Inc.	6,176	217,148
Constellation Brands, Inc. Class A (a)	3,707	193,209
Dr. Pepper Snapple Group, Inc.	4,892	224,689
Molson Coors Brewing Co. Class B	3,910	187,133
Monster Beverage Corp. (a)	3,576	217,313
PepsiCo, Inc.	37,683	3,082,093

		8,113,794

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	4,752	438,324
Amgen, Inc.	18,264	1,801,926
Biogen Idec, Inc. (a)	5,775	1,242,780
Celgene Corp. (a)	10,159	1,187,689
Life Technologies Corp. (a)	4,188	309,954
Regeneron Pharmaceuticals, Inc. (a)	1,878	422,325

		5,402,998

Commercial Services — 2.0%
The ADT Corp.	5,341	212,839
Automatic Data Processing, Inc.	11,830	814,614
Equifax, Inc.	2,890	170,308
H&R Block, Inc.	6,515	180,791
Iron Mountain, Inc.	4,151	110,458
MasterCard, Inc. Class A	2,547	1,463,252
McKesson Corp.	5,528	632,956
Moody’s Corp.	4,681	285,213
Paychex, Inc.	7,856	286,901
Quanta Services, Inc. (a)	5,092	134,734
Robert Half International, Inc.	3,333	110,756
Total System Services, Inc.	3,920	95,962
Visa, Inc. Class A	12,346	2,256,231
Western Union Co.	13,509	231,139

		6,986,154

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	10,651	223,991
Colgate-Palmolive Co.	21,362	1,223,829
The Estee Lauder Cos., Inc. Class A	5,894	387,648
The Procter & Gamble Co.	66,753	5,139,313

		6,974,781

Foods — 1.8%
Campbell Soup Co.	4,303	192,731
ConAgra Foods, Inc.	10,279	359,045
General Mills, Inc.	15,732	763,474
The Hershey Co.	3,688	329,265
Hormel Foods Corp.	3,209	123,803
The J.M. Smucker Co.	2,602	268,396

	Number of Shares	Value
Kellogg Co.	6,183	$397,134
Kraft Foods Group, Inc.	14,550	812,909
The Kroger Co.	12,633	436,344
McCormick & Co., Inc.	3,202	225,293
Mondelez International, Inc. Class A	43,373	1,237,432
Safeway, Inc.	6,009	142,173
Sysco Corp.	14,419	492,553
Tyson Foods, Inc. Class A	6,844	175,754
Whole Foods Market, Inc.	8,440	434,491

		6,390,797

Health Care – Products — 3.3%
Baxter International, Inc.	13,202	914,502
Becton, Dickinson & Co.	4,760	470,431
Boston Scientific Corp. (a)	32,846	304,482
C.R. Bard, Inc.	1,791	194,646
CareFusion Corp. (a)	5,358	197,442
Covidien PLC	11,456	719,895
Edwards Lifesciences Corp. (a)	2,779	186,749
Intuitive Surgical, Inc. (a)	982	497,461
Johnson & Johnson	68,430	5,875,400
Medtronic, Inc.	24,625	1,267,449
St. Jude Medical, Inc.	6,951	317,174
Stryker Corp.	6,979	451,402
Varian Medical Systems, Inc. (a)	2,642	178,203
Zimmer Holdings, Inc.	4,139	310,177

		11,885,413

Health Care – Services — 1.2%
Aetna, Inc.	9,188	583,805
Cigna Corp.	7,013	508,372
DaVita HealthCare Partners, Inc. (a)	2,065	249,452
Humana, Inc.	3,834	323,513
Laboratory Corporation of America Holdings (a)	2,286	228,829
Quest Diagnostics, Inc.	3,809	230,940
Tenet Healthcare Corp. (a)	2,488	114,697
UnitedHealth Group, Inc.	24,851	1,627,243
WellPoint, Inc.	7,318	598,905

		4,465,756

Household Products — 0.4%
Avery Dennison Corp.	2,358	100,828
Beam, Inc.	3,951	249,348
The Clorox Co.	3,253	270,454
Kimberly-Clark Corp.	9,368	910,008

		1,530,638

Pharmaceuticals — 5.8%
Abbott Laboratories	37,959	1,324,010
AbbVie, Inc.	38,585	1,595,104
Actavis, Inc. (a)	3,104	391,787
Allergan, Inc.	7,222	608,381
AmerisourceBergen Corp.	5,585	311,811
Bristol-Myers Squibb Co.	40,013	1,788,181

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	8,359	$394,545
DENTSPLY International, Inc.	3,537	144,875
Eli Lilly & Co.	24,172	1,187,329
Express Scripts Holding Co. (a)	19,894	1,227,261
Forest Laboratories, Inc. (a)	5,692	233,372
Gilead Sciences, Inc. (a)	37,153	1,902,605
Hospira, Inc. (a)	3,952	151,401
Mead Johnson Nutrition Co.	4,911	389,099
Merck & Co., Inc.	73,561	3,416,908
Mylan, Inc. (a)	9,304	288,703
Patterson Cos., Inc.	1,940	72,944
Perrigo Co.	2,132	257,972
Pfizer, Inc.	163,887	4,590,475
Zoetis, Inc.	12,671	391,420

		20,668,183

		78,901,581

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,228	189,518

Energy — 10.2%
Coal — 0.1%
CONSOL Energy, Inc.	5,491	148,806
Peabody Energy Corp.	6,533	95,643

		244,449

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,670	74,699

Oil & Gas — 8.3%
Anadarko Petroleum Corp.	12,192	1,047,659
Apache Corp.	9,524	798,397
Cabot Oil & Gas Corp.	5,118	363,480
Chesapeake Energy Corp.	12,591	256,605
Chevron Corp.	47,252	5,591,802
ConocoPhillips	29,811	1,803,565
Denbury Resources, Inc. (a)	9,199	159,327
Devon Energy Corp.	9,248	479,786
Diamond Offshore Drilling, Inc.	1,713	117,837
Ensco PLC Class A	5,621	326,692
EOG Resources, Inc.	6,644	874,882
EQT Corp.	3,629	288,034
Exxon Mobil Corp.	108,335	9,788,067
Helmerich & Payne, Inc.	2,550	159,247
Hess Corp.	7,290	484,712
Marathon Oil Corp.	17,347	599,859
Marathon Petroleum Corp.	7,920	562,795
Murphy Oil Corp.	4,377	266,515
Nabors Industries Ltd.	7,342	112,406
Newfield Exploration Co. (a)	3,376	80,653
Noble Corp.	6,201	233,034
Noble Energy, Inc.	8,724	523,789
Occidental Petroleum Corp.	19,633	1,751,853
Phillips 66	15,096	889,305

	Number of Shares	Value
Pioneer Natural Resources Co.	3,330	$482,017
QEP Resources, Inc.	4,430	123,065
Range Resources Corp.	3,949	305,337
Rowan Cos. PLC Class A (a)	3,065	104,425
Southwestern Energy Co. (a)	8,503	310,615
Tesoro Corp.	3,293	172,290
Valero Energy Corp.	13,275	461,572
WPX Energy, Inc. (a)	4,711	89,226

		29,608,848

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	10,757	496,221
Cameron International Corp. (a)	6,021	368,244
FMC Technologies, Inc. (a)	5,786	322,165
Halliburton Co.	22,803	951,341
National Oilwell Varco, Inc.	10,376	714,906
Schlumberger Ltd.	32,403	2,321,999

		5,174,876

Pipelines — 0.4%
ONEOK, Inc.	4,937	203,948
Spectra Energy Corp.	16,411	565,523
The Williams Cos., Inc.	16,586	538,547

		1,308,018

		36,410,890

Financial — 16.1%
Banks — 4.6%
Bank of America Corp.	262,598	3,377,010
Bank of New York Mellon Corp.	28,173	790,253
BB&T Corp.	17,153	581,144
Capital One Financial Corp.	14,281	896,990
Comerica, Inc.	4,561	181,665
Fifth Third Bancorp	21,124	381,288
Huntington Bancshares, Inc.	20,420	160,910
KeyCorp	22,423	247,550
M&T Bank Corp.	2,964	331,227
Northern Trust Corp.	5,477	317,118
PNC Financial Services Group, Inc.	12,868	938,334
Regions Financial Corp.	34,298	326,860
State Street Corp.	11,086	722,918
SunTrust Banks, Inc.	13,104	413,693
U.S. Bancorp	45,090	1,630,003
Wells Fargo & Co.	120,005	4,952,606
Zions Bancorp	4,420	127,650

		16,377,219

Diversified Financial — 5.0%
American Express Co.	23,293	1,741,385
Ameriprise Financial, Inc.	4,857	392,834
BlackRock, Inc.	3,036	779,797
The Charles Schwab Corp.	26,971	572,594
Citigroup, Inc.	74,117	3,555,392
CME Group, Inc.	7,532	572,281
Discover Financial Services	11,974	570,441

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
E*TRADE Financial Corp. (a)	7,170	$90,772
Franklin Resources, Inc.	3,382	460,020
The Goldman Sachs Group, Inc.	10,483	1,585,554
IntercontinentalExchange, Inc. (a)	1,763	313,391
Invesco Ltd.	10,864	345,475
JP Morgan Chase & Co.	92,058	4,859,742
Legg Mason, Inc.	2,753	85,371
Morgan Stanley	33,511	818,674
The NASDAQ OMX Group, Inc.	2,980	97,714
NYSE Euronext	5,839	241,735
SLM Corp.	10,685	244,259
T. Rowe Price Group, Inc.	6,276	459,089

		17,786,520

Insurance — 4.3%
ACE Ltd.	8,253	738,478
Aflac, Inc.	11,368	660,708
The Allstate Corp.	11,462	551,551
American International Group, Inc. (a)	35,958	1,607,323
Aon PLC	7,545	485,521
Assurant, Inc.	1,878	95,609
Berkshire Hathaway, Inc. Class B (a)	44,432	4,972,829
The Chubb Corp.	6,319	534,903
Cincinnati Financial Corp.	3,504	160,834
Genworth Financial, Inc. Class A (a)	12,314	140,503
The Hartford Financial Services Group, Inc.	11,117	343,738
Lincoln National Corp.	6,548	238,806
Loews Corp.	7,500	333,000
Marsh & McLennan Cos., Inc.	13,370	533,730
MetLife, Inc.	26,663	1,220,099
Principal Financial Group, Inc.	6,637	248,556
The Progressive Corp.	13,346	339,255
Prudential Financial, Inc.	11,338	828,014
Torchmark Corp.	2,243	146,109
The Travelers Cos., Inc.	9,193	734,705
Unum Group	6,562	192,726
XL Group PLC	7,128	216,121

		15,323,118

Real Estate — 0.0%
CBRE Group, Inc. (a)	7,282	170,108

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp.	9,614	703,457
Apartment Investment & Management Co. Class A	3,453	103,728
AvalonBay Communities, Inc.	2,987	402,976
Boston Properties, Inc.	3,699	390,134
Equity Residential	7,866	456,700
HCP, Inc.	11,089	503,884
Health Care REIT, Inc.	6,975	467,534
Host Hotels & Resorts, Inc.	17,948	302,783

	Number of Shares	Value
Kimco Realty Corp.	10,104	$216,529
The Macerich Co.	3,376	205,835
Plum Creek Timber Co., Inc.	3,996	186,493
Prologis, Inc.	12,114	456,940
Public Storage	3,492	535,428
Simon Property Group, Inc.	7,576	1,196,402
Ventas, Inc.	7,116	494,277
Vornado Realty Trust	4,140	342,999
Weyerhaeuser Co.	13,239	377,179

		7,343,278

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	12,010	110,011
People’s United Financial, Inc.	8,251	122,940

		232,951

		57,233,194

Industrial — 10.1%
Aerospace & Defense — 1.8%
The Boeing Co.	16,640	1,704,601
General Dynamics Corp.	8,045	630,165
L-3 Communications Holdings, Inc.	2,150	184,341
Lockheed Martin Corp.	6,497	704,665
Northrop Grumman Corp.	5,737	475,024
Raytheon Co.	7,863	519,901
Rockwell Collins, Inc.	3,315	210,204
United Technologies Corp.	20,616	1,916,051

		6,344,952

Building Materials — 0.1%
Masco Corp.	8,770	170,927

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,524	955,759
Molex, Inc.	3,352	98,348

		1,054,107

Electronics — 0.5%
Agilent Technologies, Inc.	8,477	362,477
Amphenol Corp. Class A	3,879	302,329
FLIR Systems, Inc.	3,474	93,694
Garmin Ltd.	2,684	97,053
Jabil Circuit, Inc.	4,587	93,483
PerkinElmer, Inc.	2,803	91,097
TE Connectivity Ltd.	10,220	465,419
Waters Corp. (a)	2,120	212,106

		1,717,658

Engineering & Construction — 0.1%
Fluor Corp.	3,906	231,665
Jacobs Engineering Group, Inc. (a)	3,185	175,589

		407,254

Environmental Controls — 0.3%
Republic Services, Inc.	7,219	245,013
Stericycle, Inc. (a)	2,130	235,216

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Management, Inc.	10,673	$430,442

		910,671

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,416	126,562
Stanley Black & Decker, Inc.	3,946	305,026

		431,588

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	8,734	739,158

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	15,979	1,318,108
Ingersoll-Rand PLC	6,810	378,091
Joy Global, Inc.	2,537	123,121

		1,819,320

Machinery – Diversified — 0.6%
Cummins, Inc.	4,291	465,402
Deere & Co.	9,433	766,431
Flowserve Corp.	3,495	188,765
Rockwell Automation, Inc.	3,417	284,090
Roper Industries, Inc.	2,442	303,345
Xylem, Inc.	4,545	122,442

		2,130,475

Manufacturing — 3.7%
3M Co.	15,483	1,693,066
Danaher Corp.	14,212	899,620
Dover Corp.	4,179	324,541
Eaton Corp. PLC	11,470	754,841
General Electric Co.	251,868	5,840,819
Honeywell International, Inc.	19,218	1,524,756
Illinois Tool Works, Inc.	10,097	698,409
Leggett & Platt, Inc.	3,501	108,846
Pall Corp.	2,741	182,085
Parker Hannifin Corp.	3,672	350,309
Pentair Ltd.	4,908	283,142
Textron, Inc.	6,677	173,936
Tyco International Ltd.	11,316	372,862

		13,207,232

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,567	806,178

Packaging & Containers — 0.1%
Ball Corp.	3,680	152,867
Bemis Co., Inc.	2,424	94,876
Owens-Illinois, Inc. (a)	4,008	111,382
Sealed Air Corp.	4,906	117,499

		476,624

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	3,888	218,933
CSX Corp.	24,726	573,396
Expeditors International of Washington, Inc.	5,004	190,202

	Number of Shares	Value
FedEx Corp.	7,166	$706,424
Kansas City Southern	2,707	286,834
Norfolk Southern Corp.	7,709	560,059
Ryder System, Inc.	1,306	79,392
Union Pacific Corp.	11,374	1,754,781
United Parcel Service, Inc. Class B	17,343	1,499,822

		5,869,843

		36,085,987

Technology — 11.4%
Computers — 5.7%
Accenture PLC Class A	15,886	1,143,157
Apple, Inc.	22,867	9,057,161
Cognizant Technology Solutions Corp. Class A (a)	7,344	459,808
Computer Sciences Corp.	3,709	162,343
Dell, Inc.	35,796	477,877
EMC Corp.	51,204	1,209,438
Hewlett-Packard Co.	46,986	1,165,253
International Business Machines Corp.	25,391	4,852,474
NetApp, Inc. (a)	8,719	329,404
SanDisk Corp. (a)	5,908	360,979
Seagate Technology PLC	7,859	352,319
Teradata Corp. (a)	3,945	198,157
Western Digital Corp.	5,195	322,557

		20,090,927

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,658	68,379
Xerox Corp.	29,928	271,447

		339,826

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	14,774	60,278
Altera Corp.	7,767	256,233
Analog Devices, Inc.	7,500	337,950
Applied Materials, Inc.	29,324	437,221
Broadcom Corp. Class A	12,920	436,179
Intel Corp.	121,094	2,932,897
KLA-Tencor Corp.	4,004	223,143
Lam Research Corp. (a)	3,963	175,720
Linear Technology Corp.	5,600	206,304
LSI Corp. (a)	13,065	93,284
Microchip Technology, Inc.	4,921	183,307
Micron Technology, Inc. (a)	24,895	356,745
NVIDIA Corp.	14,115	198,034
Teradyne, Inc. (a)	4,509	79,223
Texas Instruments, Inc.	26,960	940,095
Xilinx, Inc.	6,539	259,010

		7,175,623

Software — 3.6%
Adobe Systems, Inc. (a)	12,177	554,784
Autodesk, Inc. (a)	5,422	184,023

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BMC Software, Inc. (a)	3,217	$145,215
CA, Inc.	8,074	231,159
Cerner Corp. (a)	3,544	340,543
Citrix Systems, Inc. (a)	4,599	277,458
The Dun & Bradstreet Corp.	991	96,573
Electronic Arts, Inc. (a)	7,238	166,257
Fidelity National Information Services, Inc.	7,211	308,919
Fiserv, Inc. (a)	3,266	285,481
Intuit, Inc.	6,797	414,821
Microsoft Corp.	183,106	6,322,650
Oracle Corp.	89,525	2,750,208
Red Hat, Inc. (a)	4,633	221,550
SAIC, Inc.	6,854	95,476
Salesforce.com, Inc. (a)	13,244	505,656

		12,900,773

		40,507,149

Utilities — 3.4%
Electric — 3.0%
The AES Corp.	15,333	183,843
Ameren Corp.	5,851	201,508
American Electric Power Co., Inc.	11,913	533,464
CenterPoint Energy, Inc.	10,564	248,148
CMS Energy Corp.	6,604	179,431
Consolidated Edison, Inc.	7,180	418,666
Dominion Resources, Inc.	14,111	801,787
DTE Energy Co.	4,273	286,334
Duke Energy Corp.	17,137	1,156,747
Edison International	7,992	384,895
Entergy Corp.	4,299	299,554
Exelon Corp.	20,960	647,245
FirstEnergy Corp.	10,231	382,026
Integrys Energy Group, Inc.	1,987	116,299
NextEra Energy, Inc.	10,309	839,977
Northeast Utilities	7,640	321,033
NRG Energy, Inc.	7,911	211,224
Pepco Holdings, Inc.	6,057	122,109
PG&E Corp.	10,708	489,677
Pinnacle West Capital Corp.	2,700	149,769
PPL Corp.	14,465	437,711
Public Service Enterprise Group, Inc.	12,349	403,318
SCANA Corp.	3,400	166,940
The Southern Co.	21,114	931,761
TECO Energy, Inc.	4,922	84,609
Wisconsin Energy Corp.	5,564	228,068
Xcel Energy, Inc.	12,143	344,133

		10,570,276

Gas — 0.2%
AGL Resources, Inc.	2,800	120,008
NiSource, Inc.	7,615	218,093
Sempra Energy	5,445	445,183

		783,284

	Number of Shares	Value
Pipelines — 0.2%
Kinder Morgan, Inc.	15,346	$585,450

		11,939,010

TOTAL COMMON STOCK (Cost $233,940,069)		348,623,096

TOTAL EQUITIES (Cost $233,940,069)		348,623,096

TOTAL LONG-TERM INVESTMENTS (Cost $233,940,069)		348,623,096

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$7,091,460	7,091,460

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	1,208	1,208

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (c) 0.100% 10/17/13	465,000	464,885

TOTAL SHORT-TERM INVESTMENTS (Cost $7,557,553)		7,557,553

TOTAL INVESTMENTS — 100.0% (Cost $241,497,622) (d)		356,180,649

Other Assets/(Liabilities) — 0.0%		172,108

NET ASSETS — 100.0%		$356,352,757

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $7,091,466. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $7,235,764.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Focused Equity Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.1%

COMMON STOCK — 92.1%
Consumer, Cyclical — 33.0%
Auto Manufacturers — 5.4%
General Motors Co. (a)	246,500	$8,210,915

Automotive & Parts — 5.3%
Delphi Automotive PLC	160,000	8,110,400

Entertainment — 4.9%
Penn National Gaming, Inc. (a)	141,000	7,453,260

Lodging — 4.6%
Starwood Hotels & Resorts Worldwide, Inc.	109,500	6,919,305

Retail — 12.8%
CarMax, Inc. (a)	135,500	6,254,680
Family Dollar Stores, Inc.	120,000	7,477,200
Tiffany & Co.	79,500	5,790,780

		19,522,660

		50,216,540

Consumer, Non-cyclical — 8.6%
Commercial Services — 4.9%
Visa, Inc. Class A	40,500	7,401,375

Textiles — 3.7%
Fifth & Pacific Cos., Inc. (a)	253,000	5,652,020

		13,053,395

Energy — 8.3%
Oil & Gas Services — 8.3%
Dresser-Rand Group, Inc. (a)	89,500	5,368,210
National Oilwell Varco, Inc.	106,500	7,337,850

		12,706,060

Financial — 20.0%
Banks — 5.5%
Wells Fargo & Co.	203,500	8,398,445

Diversified Financial — 9.4%
Franklin Resources, Inc.	50,500	6,869,010
JP Morgan Chase & Co.	141,000	7,443,390

		14,312,400

Insurance — 5.1%
American International Group, Inc. (a)	172,500	7,710,750

		30,421,595

Industrial — 11.4%
Aerospace & Defense — 7.3%
The Boeing Co.	47,000	4,814,680
Triumph Group, Inc.	79,500	6,292,425

		11,107,105

	Number of Shares	Value
Manufacturing — 4.1%
Illinois Tool Works, Inc.	90,500	$6,259,885

		17,366,990

Technology — 10.8%
Semiconductors — 10.8%
Applied Materials, Inc.	550,000	8,200,500
Intel Corp.	343,500	8,319,570

		16,520,070

TOTAL COMMON STOCK (Cost $105,941,413)		140,284,650

TOTAL EQUITIES (Cost $105,941,413)		140,284,650

TOTAL LONG-TERM INVESTMENTS (Cost $105,941,413)		140,284,650

	Principal Amount
SHORT-TERM INVESTMENTS — 8.5%
Repurchase Agreement — 8.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$12,941,184	12,941,184

TOTAL SHORT-TERM INVESTMENTS (Cost $12,941,184)		12,941,184

TOTAL INVESTMENTS — 100.6% (Cost $118,882,597) (c)		153,225,834

Other Assets/(Liabilities) — (0.6)%		(983,898)

NET ASSETS — 100.0%		$152,241,936

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $12,941,195. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $13,202,658.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 94.6%
Basic Materials — 4.1%
Chemicals — 3.2%
Akzo Nobel NV	116,910	$6,566,982
Lonza Group AG Registered	38,380	2,876,946
Potash Corp. of Saskatchewan, Inc.	73,950	2,819,713

		12,263,641

Iron & Steel — 0.9%
POSCO ADR (Republic of Korea)	56,931	3,705,069

		15,968,710

Communications — 13.2%
Internet — 1.5%
Trend Micro, Inc. (a)	177,700	5,644,450

Media — 1.6%
Reed Elsevier NV	170,773	2,832,590
Vivendi SA	185,122	3,488,765

		6,321,355

Telecommunications — 10.1%
China Mobile Ltd.	306,000	3,188,090
China Telecom Corp. Ltd. Class H	10,439,643	4,951,813
France Telecom SA	192,637	1,814,087
Singapore Telecommunications Ltd.	1,849,000	5,475,660
Singapore Telecommunications Ltd. (a)	174,000	514,671
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	360,040	4,061,251
Telefonica SA Sponsored ADR (Spain) (b)	284,815	3,648,480
Telekom Austria AG	132,281	834,431
Telenor ASA	360,186	7,140,157
Vodafone Group PLC Sponsored ADR (United Kingdom)	252,943	7,269,582

		38,898,222

		50,864,027

Consumer, Cyclical — 9.1%
Airlines — 0.6%
Deutsche Lufthansa AG (b)	120,680	2,443,375

Auto Manufacturers — 3.0%
Nissan Motor Co. Ltd.	434,370	4,402,281
Toyota Motor Corp. Sponsored ADR (Japan)	58,410	7,047,751

		11,450,032

Automotive & Parts — 1.4%
Cie Generale des Etablissements Michelin Class B	62,880	5,594,255

Distribution & Wholesale — 1.3%
ITOCHU Corp.	424,800	4,904,866

	Number of Shares	Value
Retail — 2.8%
Kingfisher PLC	934,294	$4,890,975
Marks & Spencer Group PLC	890,850	5,821,414

		10,712,389

		35,104,917

Consumer, Non-cyclical — 16.7%
Biotechnology — 0.1%
Algeta ASA (b)	4,430	168,350

Commercial Services — 1.9%
Adecco SA	33,390	1,895,377
G4S PLC	789,110	2,757,216
Randstad Holding NV	67,203	2,744,111

		7,396,704

Foods — 2.5%
Nestle SA	27,330	1,787,557
Tesco PLC	1,014,370	5,097,427
Unilever PLC	69,007	2,802,469

		9,687,453

Health Care – Products — 0.5%
Getinge AB	64,480	1,954,760

Pharmaceuticals — 11.7%
Bayer AG	68,760	7,330,277
GlaxoSmithKline PLC	289,214	7,235,215
Merck KGaA	36,980	5,624,274
Novartis AG	76,970	5,454,818
Roche Holding AG	35,270	8,739,355
Sanofi	106,498	10,975,371

		45,359,310

		64,566,577

Diversified — 0.6%
Holding Company – Diversified — 0.6%
Hutchison Whampoa Ltd.	236,291	2,469,468

Energy — 10.3%
Oil & Gas — 9.7%
BP PLC	492,664	3,417,696
ENI SpA	248,859	5,112,710
Galp Energia SGPS SA	190,200	2,815,064
Petroleo Brasileiro SA Sponsored ADR (Brazil)	164,710	2,414,649
Repsol YPF SA	148,617	3,133,017
Royal Dutch Shell PLC Class A	2,447	78,087
Royal Dutch Shell PLC Class B	179,274	5,928,730
Sasol Ltd. Sponsored ADR (South Africa)	32,080	1,389,385
StatoilHydro ASA	217,920	4,492,523
Talisman Energy, Inc. (a)	309,800	3,534,848
Total SA (a)	105,322	5,135,966

		37,452,675

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.6%
SBM Offshore NV (b)	134,778	$2,256,118

		39,708,793

Financial — 22.6%
Banks — 10.5%
BNP Paribas	126,010	6,884,775
Credit Agricole SA (b)	200,680	1,724,803
DBS Group Holdings, Ltd.	507,479	6,177,602
HSBC Holdings PLC	702,400	7,341,524
ICICI Bank Ltd. Sponsored ADR (India)	89,280	3,414,960
Intesa Sanpaolo SpA (a)	1,284,483	2,055,329
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	84,860	2,514,402
Lloyds Banking Group PLC (b)	6,653,810	6,414,672
Nordea Bank AB	122,685	1,365,957
UniCredit SpA	582,219	2,722,557

		40,616,581

Diversified Financial — 2.2%
Credit Suisse Group	257,121	6,816,969
UBS AG	104,040	1,767,464

		8,584,433

Insurance — 9.2%
ACE Ltd.	25,114	2,247,201
AIA Group Ltd.	1,177,400	4,948,101
Aviva PLC	636,125	3,267,214
AXA SA	276,407	5,430,955
ING Groep NV (b)	570,500	5,213,056
ING US, Inc. (b)	169,900	4,597,494
Muenchener Rueckversicherungs AG	24,150	4,434,560
Swiss Re AG	71,240	5,277,210

		35,415,791

Real Estate — 0.7%
Cheung Kong Holdings	214,215	2,895,068

		87,511,873

Industrial — 11.7%
Aerospace & Defense — 2.1%
BAE Systems PLC	734,840	4,294,969
Embraer SA Sponsored ADR (Brazil)	100,400	3,703,756

		7,998,725

Building Materials — 2.9%
Compagnie de Saint-Gobain	48,270	1,942,968
CRH PLC	228,582	4,632,376
HeidelbergCement AG	71,120	4,781,809

		11,357,153

Electronics — 0.8%
Koninklijke Philips Electronics NV	121,920	3,320,916

Machinery – Diversified — 0.3%
Alstom SA (a)	32,120	1,050,861

	Number of Shares	Value
Manufacturing — 3.1%
Konica Minolta Holdings, Inc.	423,000	$3,194,892
Nikon Corp.	128,900	3,007,819
Siemens AG	59,476	6,009,613

		12,212,324

Packaging & Containers — 0.7%
Rexam PLC	354,654	2,567,380

Transportation — 1.8%
Deutsche Post AG	129,131	3,209,014
TNT Express NV	489,470	3,657,518

		6,866,532

		45,373,891

Technology — 4.9%
Semiconductors — 3.8%
Infineon Technologies AG	553,467	4,630,628
Samsung Electronics Co., Ltd.	6,833	8,019,758
Taiwan Semiconductor Manufacturing Co. Ltd.	568,275	2,056,586

		14,706,972

Software — 1.1%
SAP AG Sponsored ADR (Germany) (a)	25,390	1,849,154
Software AG	74,580	2,232,132

		4,081,286

		18,788,258

Utilities — 1.4%
Electric — 1.0%
E.ON AG	115,760	1,899,440
Iberdrola SA	392,277	2,058,832

		3,958,272

Gas — 0.4%
Gaz De France	73,258	1,428,407

		5,386,679

TOTAL COMMON STOCK (Cost $359,652,699)		365,743,193

PREFERRED STOCK — 0.5%
Basic Materials — 0.5%
Mining — 0.5%
Vale SA Sponsored ADR (Brazil) 6.700%	141,042	1,715,071

TOTAL PREFERRED STOCK (Cost $2,172,378)		1,715,071

TOTAL EQUITIES (Cost $361,825,077)		367,458,264

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
Repsol SA, Expires 7/12/13, Strike 0.00 (b)	148,617	$82,796

TOTAL RIGHTS (Cost $87,810)		82,796

MUTUAL FUNDS — 3.2%
Diversified Financial — 3.2%
State Street Navigator Securities Lending Prime Portfolio (c)	12,340,871	12,340,871

TOTAL MUTUAL FUNDS (Cost $12,340,871)		12,340,871

TOTAL LONG-TERM INVESTMENTS (Cost $374,253,758)		379,881,931

	Principal Amount
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$18,172,660	18,172,660

TOTAL SHORT-TERM INVESTMENTS (Cost $18,172,660)		18,172,660

TOTAL INVESTMENTS — 103.0% (Cost $392,426,418) (e)		398,054,591

Other Assets/(Liabilities) — (3.0)%		(11,466,024)

NET ASSETS — 100.0%		$386,588,567

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $11,744,618. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $18,172,675. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $18,539,100.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Basic Materials — 2.0%
Chemicals — 1.9%
Monsanto Co.	30,754	$3,038,495
The Sherwin-Williams Co.	5,662	999,909

		4,038,404

Mining — 0.1%
Allied Nevada Gold Corp. (a)	30,275	196,182

		4,234,586

Communications — 20.4%
Advertising — 1.0%
Omnicom Group, Inc.	35,292	2,218,808

Internet — 7.6%
Amazon.com, Inc. (a)	5,045	1,400,946
eBay, Inc. (a)	44,704	2,312,091
Google, Inc. Class A (a)	7,518	6,618,622
IAC/InterActiveCorp	48,497	2,306,517
Priceline.com, Inc. (a)	1,520	1,257,238
Yahoo!, Inc. (a)	81,429	2,044,682

		15,940,096

Media — 3.4%
Comcast Corp. Class A	80,453	3,369,372
News Corp. Class A	65,200	2,125,520
Sirius XM Radio, Inc.	464,287	1,555,361

		7,050,253

Telecommunications — 8.4%
Cisco Systems, Inc.	489,689	11,904,340
QUALCOMM, Inc.	15,881	970,011
Verizon Communications, Inc.	92,784	4,670,746

		17,545,097

		42,754,254

Consumer, Cyclical — 16.1%
Auto Manufacturers — 0.7%
Ford Motor Co.	87,299	1,350,516

Lodging — 2.0%
Starwood Hotels & Resorts Worldwide, Inc.	29,246	1,848,055
Wyndham Worldwide Corp.	22,688	1,298,434
Wynn Resorts Ltd.	8,237	1,054,336

		4,200,825

Retail — 13.4%
The Buckle, Inc.	25,635	1,333,533
Costco Wholesale Corp.	23,805	2,632,119
CST Brands, Inc. (a)	3,441	106,017
CVS Caremark Corp.	37,165	2,125,095
Dollar Tree, Inc. (a)	30,175	1,534,097

	Number of Shares	Value
The Gap, Inc.	17,660	$736,952
The Home Depot, Inc.	62,755	4,861,630
Lowe’s Cos., Inc.	100,229	4,099,366
O’Reilly Automotive, Inc. (a)	24,249	2,730,922
PetSmart, Inc.	14,619	979,327
The TJX Cos., Inc.	34,683	1,736,231
Wal-Mart Stores, Inc.	69,391	5,168,935

		28,044,224

		33,595,565

Consumer, Non-cyclical — 24.3%
Agriculture — 1.6%
Philip Morris International, Inc.	37,374	3,237,336

Beverages — 2.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	18,447	1,665,026
The Coca-Cola Co.	70,599	2,831,726
Green Mountain Coffee Roasters, Inc. (a)	20,514	1,539,781

		6,036,533

Biotechnology — 4.3%
Amgen, Inc.	45,458	4,484,886
Biogen Idec, Inc. (a)	9,189	1,977,473
Celgene Corp. (a)	21,805	2,549,223

		9,011,582

Commercial Services — 4.5%
The ADT Corp.	19,345	770,898
Alliance Data Systems Corp. (a)	4,203	760,869
Hertz Global Holdings, Inc. (a)	53,749	1,332,975
ITT Educational Services, Inc. (a)	650	15,860
McKesson Corp.	17,391	1,991,270
Paychex, Inc.	28,942	1,056,962
Visa, Inc. Class A	18,611	3,401,160

		9,329,994

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	12,310	705,240

Health Care – Products — 4.7%
Becton, Dickinson & Co.	7,020	693,786
Bruker Corp. (a)	36,660	592,059
C.R. Bard, Inc.	9,251	1,005,399
Johnson & Johnson	30,309	2,602,331
Medtronic, Inc.	56,146	2,889,834
Zimmer Holdings, Inc.	27,104	2,031,174

		9,814,583

Health Care – Services — 0.7%
Aetna, Inc.	24,588	1,562,321

Pharmaceuticals — 5.3%
Abbott Laboratories	75,588	2,636,509
Eli Lilly & Co.	54,271	2,665,792

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Express Scripts Holding Co. (a)	20,310	$1,252,924
Gilead Sciences, Inc. (a)	50,489	2,585,542
Merck & Co., Inc.	43,614	2,025,870

		11,166,637

		50,864,226

Energy — 1.9%
Oil & Gas — 0.5%
Valero Energy Corp.	32,045	1,114,205

Oil & Gas Services — 1.4%
Oceaneering International, Inc.	20,638	1,490,063
Transocean Ltd.	28,521	1,367,582

		2,857,645

		3,971,850

Financial — 4.0%
Banks — 1.2%
Bank of America Corp.	200,645	2,580,295

Diversified Financial — 2.8%
American Express Co.	39,451	2,949,357
IntercontinentalExchange, Inc. (a)	3,343	594,252
JP Morgan Chase & Co.	42,259	2,230,852

		5,774,461

		8,354,756

Industrial — 10.4%
Aerospace & Defense — 3.6%
The Boeing Co.	42,123	4,315,080
United Technologies Corp.	34,989	3,251,878

		7,566,958

Manufacturing — 6.8%
3M Co.	30,304	3,313,742
Danaher Corp.	35,736	2,262,089
Dover Corp.	15,538	1,206,681
General Electric Co.	41,898	971,615
Honeywell International, Inc.	41,640	3,303,718
Illinois Tool Works, Inc.	8,997	622,322
Parker Hannifin Corp.	18,614	1,775,776
Tyco International Ltd.	24,914	820,916

		14,276,859

		21,843,817

Technology — 19.3%
Computers — 5.4%
Apple, Inc.	7,946	3,147,251
International Business Machines Corp.	7,000	1,337,770
NetApp, Inc. (a)	102,042	3,855,147
SanDisk Corp. (a)	30,669	1,873,876
Western Digital Corp.	17,641	1,095,330

		11,309,374

	Number of Shares	Value
Internet — 1.1%
Check Point Software Technologies Ltd. (a)	45,673	$2,269,035

Semiconductors — 4.7%
Altera Corp.	67,579	2,229,431
Broadcom Corp. Class A	69,072	2,331,871
Emulex Corp. (a)	41,593	271,186
Intel Corp.	53,494	1,295,625
Microchip Technology, Inc.	43,331	1,614,080
QLogic Corp. (a)	10,093	96,489
Xilinx, Inc.	51,841	2,053,422

		9,892,104

Software — 8.1%
BMC Software, Inc. (a)	22,713	1,025,265
Intuit, Inc.	16,921	1,032,689
Microsoft Corp.	267,831	9,248,204
NetSuite, Inc. (a)	10,447	958,408
Oracle Corp.	137,721	4,230,789
Red Hat, Inc. (a)	7,736	369,935

		16,865,290

		40,335,803

TOTAL COMMON STOCK (Cost $175,065,828)		205,954,857

TOTAL EQUITIES (Cost $175,065,828)		205,954,857

TOTAL LONG-TERM INVESTMENTS (Cost $175,065,828)		205,954,857

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$3,011,054	3,011,054

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	5	5

TOTAL SHORT-TERM INVESTMENTS (Cost $3,011,059)		3,011,059

TOTAL INVESTMENTS — 99.9% (Cost $178,076,887) (c)		208,965,916

Other Assets/(Liabilities) — 0.1%		286,216

NET ASSETS — 100.0%		$209,252,132

The accompanying notes are an integral part of the financial statements.

MML Fundamental Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,011,057. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,075,166.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 5.0%
Chemicals — 2.5%
The Dow Chemical Co.	57,350	$1,844,949
E.I. du Pont de Nemours & Co.	31,630	1,660,575
The Mosaic Co.	33,050	1,778,421

		5,283,945

Forest Products & Paper — 1.0%
International Paper Co.	45,500	2,016,105

Iron & Steel — 1.2%
Nucor Corp.	26,220	1,135,850
Steel Dynamics, Inc.	92,950	1,385,885

		2,521,735

Mining — 0.3%
Barrick Gold Corp.	31,900	502,106

		10,323,891

Communications — 8.6%
Internet — 0.4%
Symantec Corp.	32,300	725,781

Media — 2.9%
CBS Corp. Class B	30,930	1,511,549
Comcast Corp. Class A	61,640	2,581,483
Thomson Reuters Corp.	61,300	1,996,541

		6,089,573

Telecommunications — 5.3%
AT&T, Inc.	67,490	2,389,146
Cisco Systems, Inc.	272,230	6,617,912
Verizon Communications, Inc.	38,700	1,948,158

		10,955,216

		17,770,570

Consumer, Cyclical — 9.4%
Auto Manufacturers — 1.1%
General Motors Co. (a)	25,260	841,411
Paccar, Inc.	27,770	1,490,138

		2,331,549

Housewares — 0.9%
Newell Rubbermaid, Inc.	73,500	1,929,375

Retail — 7.4%
AutoZone, Inc. (a)	5,100	2,160,819
CVS Caremark Corp.	50,420	2,883,015
The Home Depot, Inc.	28,400	2,200,148
Kohl’s Corp.	25,120	1,268,811
Lowe’s Cos., Inc.	65,900	2,695,310
Nordstrom, Inc.	28,970	1,736,462
PVH Corp.	19,000	2,375,950

		15,320,515

		19,581,439

	Number of Shares	Value
Consumer, Non-cyclical — 17.3%
Agriculture — 0.9%
Philip Morris International, Inc.	22,640	$1,961,077

Beverages — 2.4%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	22,250	2,008,285
Diageo PLC Sponsored ADR (United Kingdom)	10,500	1,206,975
PepsiCo, Inc.	20,640	1,688,146

		4,903,406

Biotechnology — 1.1%
Amgen, Inc.	23,770	2,345,148

Foods — 0.5%
Kraft Foods Group, Inc.	16,936	946,214

Health Care – Products — 4.0%
Baxter International, Inc.	42,160	2,920,423
Covidien PLC	43,220	2,715,945
Johnson & Johnson	31,710	2,722,620

		8,358,988

Health Care – Services — 1.9%
UnitedHealth Group, Inc.	59,310	3,883,619

Pharmaceuticals — 6.5%
Merck & Co., Inc.	116,190	5,397,025
Pfizer, Inc.	96,259	2,696,215
Roche Holding AG	11,781	2,919,148
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	41,520	1,627,584
Zoetis, Inc.	30,339	937,163

		13,577,135

		35,975,587

Energy — 12.9%
Oil & Gas — 11.4%
Anadarko Petroleum Corp.	24,300	2,088,099
Chevron Corp.	58,050	6,869,637
EOG Resources, Inc.	12,960	1,706,573
Exxon Mobil Corp.	46,500	4,201,275
Marathon Oil Corp.	59,940	2,072,725
Noble Corp.	27,400	1,029,692
Occidental Petroleum Corp.	30,870	2,754,530
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	23,110	1,531,500
Southwestern Energy Co. (a)	41,150	1,503,209

		23,757,240

Oil & Gas Services — 1.5%
Halliburton Co.	72,900	3,041,388

		26,798,628

The accompanying notes are an integral part of the financial statements.

MML Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 25.3%
Banks — 7.2%
BB&T Corp.	74,000	$2,507,120
PNC Financial Services Group, Inc.	67,290	4,906,787
Wells Fargo & Co.	185,490	7,655,172

		15,069,079

Diversified Financial — 10.9%
Ameriprise Financial, Inc.	6,500	525,720
BlackRock, Inc.	12,870	3,305,660
Citigroup, Inc.	78,200	3,751,254
Credit Suisse Group Sponsored ADR (Switzerland)	38,803	1,026,727
The Goldman Sachs Group, Inc.	19,570	2,959,963
IntercontinentalExchange, Inc. (a)	14,600	2,595,296
JP Morgan Chase & Co.	160,980	8,498,134

		22,662,754

Insurance — 7.2%
ACE Ltd.	45,840	4,101,763
American International Group, Inc. (a)	54,900	2,454,030
The Chubb Corp.	21,140	1,789,501
Marsh & McLennan Cos., Inc.	87,190	3,480,625
Principal Financial Group, Inc.	43,940	1,645,553
Unum Group	49,140	1,443,242

		14,914,714

		52,646,547

Industrial — 10.6%
Aerospace & Defense — 2.9%
The Boeing Co.	20,160	2,065,191
Spirit AeroSystems Holdings, Inc. Class A (a)	71,400	1,533,672
United Technologies Corp.	27,200	2,527,968

		6,126,831

Hand & Machine Tools — 1.1%
Stanley Black & Decker, Inc.	30,160	2,331,368

Machinery – Construction & Mining — 1.0%
Ingersoll-Rand PLC	36,670	2,035,918

Manufacturing — 5.6%
3M Co.	19,850	2,170,597
Eaton Corp. PLC	45,400	2,987,774
General Electric Co.	186,780	4,331,428
Illinois Tool Works, Inc.	29,980	2,073,717

		11,563,516

		22,057,633

Technology — 7.1%
Computers — 1.8%
EMC Corp.	160,300	3,786,286

Semiconductors — 3.9%
Analog Devices, Inc.	44,940	2,024,996

	Number of Shares	Value
Intel Corp.	138,670	$3,358,587
Xilinx, Inc.	71,150	2,818,252

		8,201,835

Software — 1.4%
Microsoft Corp.	82,660	2,854,250

		14,842,371

Utilities — 2.8%
Electric — 2.8%
Edison International	34,790	1,675,487
Entergy Corp.	18,190	1,267,479
NextEra Energy, Inc.	13,940	1,135,831
Northeast Utilities	42,760	1,796,775

		5,875,572

TOTAL COMMON STOCK (Cost $161,370,494)		205,872,238

TOTAL EQUITIES (Cost $161,370,494)		205,872,238

TOTAL LONG-TERM INVESTMENTS (Cost $161,370,494)		205,872,238

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$2,660,246	2,660,246

TOTAL SHORT-TERM INVESTMENTS (Cost $2,660,246)		2,660,246

TOTAL INVESTMENTS — 100.3% (Cost $164,030,740) (c)		208,532,484

Other Assets/(Liabilities) — (0.3)%		(608,169)

NET ASSETS — 100.0%		$207,924,315

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,660,248. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,714,369.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Basic Materials — 8.4%
Chemicals — 7.3%
Air Liquide (a)	6,791	$835,441
Akzo Nobel NV	33,500	1,881,737
Brenntag AG	4,796	728,296
International Flavors & Fragrances, Inc.	20,580	1,546,793
Linde AG	24,425	4,548,039
Praxair, Inc.	16,030	1,846,015

		11,386,321

Forest Products & Paper — 1.1%
Svenska Cellulosa AB Class B	65,479	1,639,401

		13,025,722

Communications — 9.0%
Advertising — 2.3%
Omnicom Group, Inc.	25,720	1,617,016
WPP PLC	113,777	1,943,832

		3,560,848

Media — 6.0%
British Sky Broadcasting Group PLC	54,550	658,266
Time Warner Cable, Inc.	10,370	1,166,418
Time Warner, Inc.	32,160	1,859,491
Viacom, Inc. Class B	11,540	785,297
The Walt Disney Co.	75,310	4,755,826

		9,225,298

Telecommunications — 0.7%
Cisco Systems, Inc.	46,380	1,127,498

		13,913,644

Consumer, Cyclical — 9.6%
Apparel — 0.9%
Burberry Group PLC	37,200	767,417
Nike, Inc. Class B	10,620	676,281

		1,443,698

Automotive & Parts — 1.0%
Delphi Automotive PLC	30,890	1,565,814

Entertainment — 0.5%
William Hill PLC	102,597	690,341

Food Services — 1.2%
Compass Group PLC	142,640	1,828,016

Leisure Time — 0.2%
Harley-Davidson, Inc.	5,730	314,119

Lodging — 0.1%
Whitbread PLC	4,490	209,383

Retail — 5.7%
AutoZone, Inc. (b)	2,104	891,444

	Number of Shares	Value
Cie Financiere Richemont SA	22,350	$1,960,578
Lawson, Inc. (a)	6,100	465,611
McDonald’s Corp.	16,050	1,588,950
Sally Beauty Holdings, Inc. (b)	35,710	1,110,581
Target Corp.	18,870	1,299,388
Walgreen Co.	35,030	1,548,326

		8,864,878

		14,916,249

Consumer, Non-cyclical — 28.2%
Beverages — 7.1%
Carlsberg A/S Class B	15,020	1,340,629
Diageo PLC	123,842	3,552,189
Dr. Pepper Snapple Group, Inc.	22,180	1,018,727
Heineken NV	53,764	3,417,909
Pernod-Ricard SA	15,252	1,690,504

		11,019,958

Commercial Services — 2.8%
Adecco SA	16,720	949,108
Visa, Inc. Class A	18,892	3,452,513

		4,401,621

Cosmetics & Personal Care — 1.8%
Colgate-Palmolive Co.	38,500	2,205,665
The Procter & Gamble Co.	7,660	589,743

		2,795,408

Foods — 4.8%
Danone SA	38,792	2,909,428
The J.M. Smucker Co.	3,430	353,805
Nestle SA	64,482	4,217,537

		7,480,770

Health Care – Products — 4.2%
Johnson & Johnson	12,580	1,080,119
Medtronic, Inc.	37,440	1,927,037
Sonova Holding AG	8,842	937,473
St. Jude Medical, Inc.	56,400	2,573,532

		6,518,161

Household Products — 2.6%
Reckitt Benckiser Group PLC	56,029	3,971,891

Pharmaceuticals — 4.9%
Bayer AG	30,602	3,262,378
DENTSPLY International, Inc.	29,430	1,205,453
Merck KGaA	12,993	1,976,100
Roche Holding AG	4,676	1,158,640

		7,602,571

		43,790,380

Diversified — 1.6%
Holding Company – Diversified — 1.6%
LVMH Moet Hennessy Louis Vuitton SA	15,847	2,551,943

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 3.2%
Oil & Gas — 0.5%
Inpex Corp.	166	$693,975

Oil & Gas Services — 2.7%
National Oilwell Varco, Inc.	21,840	1,504,776
Saipem SpA	34,154	552,605
Schlumberger Ltd.	30,160	2,161,265

		4,218,646

		4,912,621

Financial — 13.4%
Banks — 8.4%
Bank of New York Mellon Corp.	85,360	2,394,348
Credicorp Ltd.	2,900	371,084
Erste Group Bank AG	25,786	686,564
ICICI Bank Ltd. Sponsored ADR (India)	23,710	906,907
Itau Unibanco Holding SA Sponsored ADR (Brazil)	90,068	1,163,679
Julius Baer Group Ltd.	29,619	1,150,976
Komercni Banka AS	3,104	575,726
Sberbank of Russia Sponsored ADR (Russia) (b)	43,847	503,364
Standard Chartered PLC	89,857	1,939,995
State Street Corp.	52,010	3,391,572

		13,084,215

Diversified Financial — 4.3%
Aeon Credit Service Co. Ltd. (a)	11,400	323,784
American Express Co.	29,910	2,236,072
Deutsche Boerse AG	13,798	908,341
The Goldman Sachs Group, Inc.	11,330	1,713,662
UBS AG	82,517	1,401,825

		6,583,684

Insurance — 0.7%
Swiss Re AG	15,250	1,129,667

		20,797,566

Industrial — 17.7%
Aerospace & Defense — 1.9%
United Technologies Corp.	31,950	2,969,433

Electrical Components & Equipment — 2.6%
Legrand SA	43,157	1,994,439
Schneider Electric SA	28,678	2,067,551

		4,061,990

Electronics — 2.9%
Amphenol Corp. Class A	20,250	1,578,285
Hoya Corp.	57,200	1,173,670
Waters Corp. (b)	17,480	1,748,874

		4,500,829

Health Care – Services — 2.2%
Thermo Fisher Scientific, Inc.	39,280	3,324,266

	Number of Shares	Value
Machinery – Diversified — 0.2%
Rockwell Automation, Inc.	4,070	$338,380

Manufacturing — 4.3%
3M Co.	25,660	2,805,921
Honeywell International, Inc.	48,240	3,827,362

		6,633,283

Transportation — 3.6%
Canadian National Railway Co.	26,830	2,609,754
Kuehne & Nagel International AG	2,710	297,123
United Parcel Service, Inc. Class B	30,640	2,649,747

		5,556,624

		27,384,805

Technology — 7.4%
Computers — 2.0%
Accenture PLC Class A	43,490	3,129,540

Internet — 0.4%
Check Point Software Technologies Ltd. (b)	11,310	561,881

Office Equipment/Supplies — 0.7%
Canon, Inc. (a)	31,800	1,044,430

Semiconductors — 1.9%
Altera Corp.	24,460	806,936
Microchip Technology, Inc. (a)	27,360	1,019,160
Samsung Electronics Co., Ltd.	1,016	1,192,459

		3,018,555

Software — 2.4%
Autodesk, Inc. (b)	16,380	555,937
Dassault Systemes SA	3,879	474,514
Oracle Corp.	86,750	2,664,960

		3,695,411

		11,449,817

Utilities — 0.3%
Electric — 0.3%
Red Electrica Corp. SA	8,578	470,490

TOTAL COMMON STOCK (Cost $110,304,724)		153,213,237

TOTAL EQUITIES (Cost $110,304,724)		153,213,237

MUTUAL FUNDS — 1.9%
Diversified Financial — 1.9%
State Street Navigator Securities Lending Prime Portfolio (c)	2,996,769	2,996,769

TOTAL MUTUAL FUNDS (Cost $2,996,769)		2,996,769

TOTAL LONG-TERM INVESTMENTS (Cost $113,301,493)		156,210,006

The accompanying notes are an integral part of the financial statements.

MML Global Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (d)	$1,642,191	$1,642,191

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	10,916	10,916

TOTAL SHORT-TERM INVESTMENTS (Cost $1,653,107)		1,653,107

TOTAL INVESTMENTS — 101.8% (Cost $114,954,600) (e)		157,863,113

Other Assets/(Liabilities) — (1.8)%		(2,816,288)

NET ASSETS — 100.0%		$155,046,825

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $2,863,488. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,642,192. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,678,126.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 3.4%
Chemicals — 3.4%
Celanese Corp. Series A	16,430	$736,064
FMC Corp.	9,990	609,989
Linde AG	6,804	1,266,934
Praxair, Inc.	10,889	1,253,977
The Sherwin-Williams Co.	3,821	674,789

		4,541,753

Communications — 6.6%
Internet — 2.4%
Facebook, Inc. Class A (a)	8,140	202,360
Google, Inc. Class A (a)	3,443	3,031,114

		3,233,474

Media — 4.2%
Comcast Corp. Class A	37,660	1,577,201
News Corp. Class A	38,220	1,245,972
The Walt Disney Co.	43,447	2,743,678

		5,566,851

		8,800,325

Consumer, Cyclical — 8.0%
Apparel — 2.1%
Nike, Inc. Class B	21,226	1,351,672
VF Corp.	7,928	1,530,579

		2,882,251

Auto Manufacturers — 0.4%
Bayerische Motoren Werke AG	6,319	552,059

Automotive & Parts — 0.6%
Delphi Automotive PLC	15,550	788,230

Distribution & Wholesale — 0.7%
W.W. Grainger, Inc.	3,745	944,414

Retail — 4.2%
Kohl’s Corp.	22,203	1,121,474
McDonald’s Corp.	17,912	1,773,288
Target Corp.	29,068	2,001,622
Tiffany & Co.	9,470	689,795

		5,586,179

		10,753,133

Consumer, Non-cyclical — 25.4%
Agriculture — 1.2%
Philip Morris International, Inc.	18,733	1,622,652

Beverages — 2.0%
Diageo PLC	42,993	1,233,178
Heineken NV	11,211	712,711
Pernod-Ricard SA	6,426	712,246

		2,658,135

	Number of Shares	Value
Biotechnology — 0.5%
Celgene Corp. (a)	6,114	$714,788

Commercial Services — 3.3%
MasterCard, Inc. Class A	3,111	1,787,270
Visa, Inc. Class A	14,742	2,694,100

		4,481,370

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.	18,809	1,077,568
The Procter & Gamble Co.	37,878	2,916,227

		3,993,795

Foods — 3.1%
Danone SA	26,330	1,974,769
General Mills, Inc.	12,868	624,484
Mondelez International, Inc. Class A	52,170	1,488,410

		4,087,663

Health Care – Products — 6.8%
Baxter International, Inc.	11,737	813,022
Covidien PLC	34,960	2,196,886
Johnson & Johnson	38,388	3,295,994
St. Jude Medical, Inc.	43,868	2,001,697
Stryker Corp.	13,350	863,478

		9,171,077

Household Products — 0.9%
Reckitt Benckiser Group PLC	16,398	1,162,453

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	14,530	649,346
Gilead Sciences, Inc. (a)	16,398	839,741
Pfizer, Inc.	117,120	3,280,531
Valeant Pharmaceuticals International, Inc. (a)	15,350	1,321,328

		6,090,946

		33,982,879

Diversified — 0.9%
Holding Company – Diversified — 0.9%
LVMH Moet Hennessy Louis Vuitton SA	7,782	1,253,185

Energy — 9.8%
Oil & Gas — 6.2%
Chevron Corp.	18,328	2,168,935
EOG Resources, Inc.	12,003	1,580,555
Exxon Mobil Corp.	33,459	3,023,021
Occidental Petroleum Corp.	16,881	1,506,292

		8,278,803

Oil & Gas Services — 3.6%
Cameron International Corp. (a)	17,550	1,073,358
Dresser-Rand Group, Inc. (a)	26,560	1,593,069
National Oilwell Varco, Inc.	18,456	1,271,618

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Schlumberger Ltd.	12,197	$874,037

		4,812,082

		13,090,885

Financial — 15.7%
Banks — 3.5%
Bank of America Corp.	102,213	1,314,459
State Street Corp.	11,862	773,521
Wells Fargo & Co.	64,560	2,664,391

		4,752,371

Diversified Financial — 9.0%
American Express Co.	32,508	2,430,298
BlackRock, Inc.	9,066	2,328,602
Franklin Resources, Inc.	3,738	508,443
The Goldman Sachs Group, Inc.	14,639	2,214,149
JP Morgan Chase & Co.	74,122	3,912,900
Morgan Stanley	26,820	655,213

		12,049,605

Insurance — 1.8%
ACE Ltd.	27,220	2,435,645

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp.	25,022	1,830,860

		21,068,481

Industrial — 13.2%
Aerospace & Defense — 1.7%
United Technologies Corp.	25,102	2,332,980

Engineering & Construction — 0.8%
Fluor Corp.	18,700	1,109,097

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	14,880	1,150,224

Health Care – Services — 1.5%
Thermo Fisher Scientific, Inc.	24,300	2,056,509

Manufacturing — 4.5%
Danaher Corp.	56,642	3,585,438
Honeywell International, Inc.	30,640	2,430,978

		6,016,416

Metal Fabricate & Hardware — 1.8%
Precision Castparts Corp.	10,468	2,365,873

Transportation — 2.0%
Canadian National Railway Co.	14,659	1,425,881
United Parcel Service, Inc. Class B	14,700	1,271,256

		2,697,137

		17,728,236

Technology — 13.5%
Computers — 7.8%
Accenture PLC Class A	22,240	1,600,391
Apple, Inc.	7,736	3,064,075
Cognizant Technology Solutions Corp. Class A (a)	18,130	1,135,119

	Number of Shares	Value
EMC Corp.	111,949	$2,644,235
Hewlett-Packard Co.	81,450	2,019,960

		10,463,780

Semiconductors — 2.7%
Altera Corp.	45,190	1,490,818
Microchip Technology, Inc.	55,609	2,071,435

		3,562,253

Software — 3.0%
Autodesk, Inc. (a)	15,410	523,015
Citrix Systems, Inc. (a)	11,290	681,126
Fidelity National Information Services, Inc.	23,420	1,003,313
Oracle Corp.	60,380	1,854,874

		4,062,328

		18,088,361

Utilities — 2.6%
Electric — 2.6%
American Electric Power Co., Inc.	27,933	1,250,840
CMS Energy Corp.	51,640	1,403,059
Wisconsin Energy Corp.	20,010	820,210

		3,474,109

TOTAL COMMON STOCK (Cost $99,938,689)		132,781,347

TOTAL EQUITIES (Cost $99,938,689)		132,781,347

TOTAL LONG-TERM INVESTMENTS (Cost $99,938,689)		132,781,347

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$1,409,367	1,409,367

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	5,170	5,170

TOTAL SHORT-TERM INVESTMENTS (Cost $1,414,537)		1,414,537

TOTAL INVESTMENTS — 100.2% (Cost $101,353,226) (c)		134,195,884

Other Assets/(Liabilities) — (0.2)%		(214,395)

NET ASSETS — 100.0%		$133,981,489

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,409,368. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,438,792.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 5.7%
Chemicals — 2.9%
The Dow Chemical Co.	34,490	$1,109,543
E.I. du Pont de Nemours & Co.	57,670	3,027,675
Olin Corp.	18,700	447,304
Praxair, Inc.	12,830	1,477,503

		6,062,025

Forest Products & Paper — 0.6%
MeadWestvaco Corp.	40,500	1,381,455

Mining — 2.2%
BHP Billiton Ltd.	104,130	3,000,527
Newmont Mining Corp.	36,780	1,101,561
Southern Copper Corp.	20,882	576,761

		4,678,849

		12,122,329

Communications — 6.3%
Media — 2.7%
Comcast Corp. Special Class A	119,110	4,725,094
The Walt Disney Co.	17,770	1,122,175

		5,847,269

Telecommunications — 3.6%
AT&T, Inc.	75,410	2,669,514
BCE, Inc.	15,850	650,167
Verizon Communications, Inc.	84,190	4,238,125

		7,557,806

		13,405,075

Consumer, Cyclical — 7.3%
Apparel — 1.5%
VF Corp.	16,680	3,220,241

Automotive & Parts — 0.5%
Johnson Controls, Inc.	27,150	971,699

Retail — 4.6%
The Home Depot, Inc.	67,510	5,229,999
McDonald’s Corp.	33,180	3,284,820
Wal-Mart Stores, Inc.	16,830	1,253,667

		9,768,486

Toys, Games & Hobbies — 0.7%
Mattel, Inc.	31,690	1,435,874

		15,396,300

Consumer, Non-cyclical — 20.4%
Agriculture — 3.2%
Altria Group, Inc.	34,240	1,198,058
Lorillard, Inc.	40,530	1,770,350
Philip Morris International, Inc.	44,410	3,846,794

		6,815,202

	Number of Shares	Value
Beverages — 2.4%
The Coca-Cola Co.	66,400	$2,663,304
Diageo PLC	86,120	2,470,200

		5,133,504

Commercial Services — 0.3%
Automatic Data Processing, Inc.	9,060	623,872

Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	34,510	2,656,925

Foods — 3.5%
General Mills, Inc.	39,160	1,900,435
Kraft Foods Group, Inc.	20,396	1,139,525
Mondelez International, Inc. Class A	69,980	1,996,529
Unilever NV NY Shares	61,210	2,406,165

		7,442,654

Health Care – Products — 1.7%
Johnson & Johnson	42,070	3,612,130

Health Care – Services — 0.5%
Quest Diagnostics, Inc.	17,190	1,042,230

Household Products — 0.9%
Kimberly-Clark Corp.	18,940	1,839,831

Pharmaceuticals — 6.6%
Abbott Laboratories	20,680	721,318
AbbVie, Inc.	20,680	854,911
Bristol-Myers Squibb Co.	77,440	3,460,794
Merck & Co., Inc.	87,960	4,085,742
Pfizer, Inc.	175,290	4,909,873

		14,032,638

		43,198,986

Energy — 12.7%
Coal — 0.1%
CONSOL Energy, Inc.	4,300	116,530

Oil & Gas — 10.3%
Chevron Corp.	56,030	6,630,590
ConocoPhillips	17,730	1,072,665
Exxon Mobil Corp.	49,560	4,477,746
Marathon Oil Corp.	52,200	1,805,076
Marathon Petroleum Corp.	24,530	1,743,102
Occidental Petroleum Corp.	24,680	2,202,196
Phillips 66	11,460	675,109
Royal Dutch Shell PLC Class A	16,800	536,108
Total SA Sponsored ADR (France)	55,840	2,719,408

		21,862,000

Oil & Gas Services — 0.5%
Schlumberger Ltd.	14,270	1,022,588

Pipelines — 1.8%
Enbridge, Inc.	67,390	2,832,854
Spectra Energy Corp.	29,620	1,020,705

		3,853,559

		26,854,677

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 19.9%
Banks — 9.2%
Bank of Nova Scotia	35,310	$1,887,542
Fifth Third Bancorp	125,210	2,260,041
M&T Bank Corp.	4,870	544,223
SunTrust Banks, Inc.	84,650	2,672,401
The Toronto-Dominion Bank	24,870	1,997,498
U.S. Bancorp	89,530	3,236,509
Wells Fargo & Co.	164,900	6,805,423

		19,403,637

Diversified Financial — 5.9%
American Express Co.	38,180	2,854,337
Citigroup, Inc.	54,600	2,619,162
JP Morgan Chase & Co.	132,570	6,998,370

		12,471,869

Insurance — 4.7%
ACE Ltd.	22,970	2,055,355
The Chubb Corp.	25,500	2,158,575
Prudential Financial, Inc.	37,160	2,713,795
The Travelers Cos., Inc.	37,600	3,004,992

		9,932,717

Real Estate Investment Trusts (REITS) — 0.1%
Weyerhaeuser Co.	8,400	239,316

		42,047,539

Industrial — 12.8%
Aerospace & Defense — 4.3%
Northrop Grumman Corp.	26,260	2,174,328
Raytheon Co.	47,470	3,138,717
Rockwell Collins, Inc.	7,000	443,870
United Technologies Corp.	35,180	3,269,629

		9,026,544

Machinery – Diversified — 1.9%
Deere & Co.	41,550	3,375,937
Rockwell Automation, Inc.	8,040	668,446

		4,044,383

Manufacturing — 4.5%
3M Co.	18,180	1,987,983
General Electric Co.	218,570	5,068,638
Honeywell International, Inc.	30,950	2,455,573

		9,512,194

Packaging & Containers — 0.2%
Packaging Corporation of America	7,600	372,096

Transportation — 1.9%
Union Pacific Corp.	12,440	1,919,243
United Parcel Service, Inc. Class B	25,660	2,219,077

		4,138,320

		27,093,537

	Number of Shares	Value
Technology — 4.3%
Computers — 1.8%
International Business Machines Corp.	19,400	$3,707,534

Semiconductors — 1.0%
Intel Corp.	87,920	2,129,422

Software — 1.5%
Microsoft Corp.	93,750	3,237,188

		9,074,144

Utilities — 7.2%
Electric — 5.3%
American Electric Power Co., Inc.	21,670	970,383
Dominion Resources, Inc.	35,900	2,039,838
Duke Energy Corp.	13,560	915,300
Edison International	18,840	907,334
ITC Holdings Corp.	6,100	556,930
NextEra Energy, Inc.	26,880	2,190,183
Northeast Utilities	21,050	884,521
PPL Corp.	15,570	471,148
Public Service Enterprise Group, Inc.	40,830	1,333,508
Wisconsin Energy Corp.	21,760	891,942

		11,161,087

Gas — 0.5%
Sempra Energy	12,800	1,046,528

Pipelines — 0.7%
Kinder Morgan, Inc.	42,230	1,611,074

Water — 0.7%
American Water Works Co., Inc.	35,000	1,443,050

		15,261,739

TOTAL COMMON STOCK (Cost $164,405,905)		204,454,326

TOTAL EQUITIES (Cost $164,405,905)		204,454,326

TOTAL LONG-TERM INVESTMENTS (Cost $164,405,905)		204,454,326

	Principal Amount
SHORT-TERM INVESTMENTS — 3.3%
Repurchase Agreement — 3.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (a)	$7,008,825	7,008,825

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $7,008,825)	$7,008,825

TOTAL INVESTMENTS — 99.9% (Cost $171,414,730) (b)	211,463,151

Other Assets/(Liabilities) — 0.1%	224,547

NET ASSETS — 100.0%	$211,687,698

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $7,008,830. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $7,153,013.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 4.4%
Chemicals — 4.4%
Ecolab, Inc.	35,550	$3,028,504
Monsanto Co.	32,950	3,255,460
The Sherwin-Williams Co.	20,500	3,620,300

		9,904,264

Communications — 25.7%
Internet — 15.8%
Amazon.com, Inc. (a)	27,210	7,555,945
eBay, Inc. (a)	47,460	2,454,631
Expedia, Inc.	75,840	4,561,776
Facebook, Inc. Class A (a)	102,040	2,536,714
Google, Inc. Class A (a)	13,110	11,541,651
LinkedIn Corp. (a)	19,530	3,482,199
Priceline.com, Inc. (a)	3,930	3,250,621

		35,383,537

Telecommunications — 2.1%
Crown Castle International Corp. (a)	64,150	4,643,818

Media — 7.8%
Discovery Communications, Inc. Series A (a)	40,890	3,157,117
Liberty Global PLC (a)	74,850	5,544,888
Sirius XM Radio, Inc.	1,033,470	3,462,125
The Walt Disney Co.	83,090	5,247,133

		17,411,263

		57,438,618

Consumer, Cyclical — 11.8%
Apparel — 2.9%
Ralph Lauren Corp.	19,880	3,453,951
Under Armour, Inc. Class A (a)	49,560	2,959,228

		6,413,179

Lodging — 2.0%
Las Vegas Sands Corp.	85,080	4,503,284

Retail — 6.9%
Costco Wholesale Corp.	22,450	2,482,296
CVS Caremark Corp.	57,270	3,274,699
The Home Depot, Inc.	63,780	4,941,037
Michael Kors Holdings Ltd. (a)	77,650	4,815,853

		15,513,885

		26,430,348

Consumer, Non-cyclical — 21.7%
Beverages — 2.0%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	15,110	1,363,829

	Number of Shares	Value
Diageo PLC Sponsored ADR (United Kingdom)	27,060	$3,110,547

		4,474,376

Biotechnology — 3.5%
Celgene Corp. (a)	31,940	3,734,105
Illumina, Inc. (a)	32,290	2,416,584
Regeneron Pharmaceuticals, Inc. (a)	7,230	1,625,882

		7,776,571

Commercial Services — 5.6%
MasterCard, Inc. Class A	7,050	4,050,225
Verisk Analytics, Inc. Class A (a)	38,050	2,271,585
Visa, Inc. Class A	34,110	6,233,603

		12,555,413

Cosmetics & Personal Care — 1.7%
The Estee Lauder Cos., Inc. Class A	58,720	3,862,014

Health Care – Services — 1.2%
Catamaran Corp. (a)	54,310	2,645,983

Household Products — 1.0%
Church & Dwight Co., Inc.	37,280	2,300,549

Pharmaceuticals — 6.7%
Actavis, Inc. (a)	12,960	1,635,811
Allergan, Inc.	49,020	4,129,445
BioMarin Pharmaceutical, Inc. (a)	50,390	2,811,258
Gilead Sciences, Inc. (a)	124,410	6,371,036

		14,947,550

		48,562,456

Energy — 4.6%
Oil & Gas — 3.7%
Anadarko Petroleum Corp.	38,400	3,299,712
EOG Resources, Inc.	37,470	4,934,050

		8,233,762

Oil & Gas Services — 0.9%
Cameron International Corp. (a)	33,320	2,037,851

		10,271,613

Financial — 6.9%
Diversified Financial — 6.9%
BlackRock, Inc.	10,540	2,707,199
Discover Financial Services	84,380	4,019,863
The Goldman Sachs Group, Inc.	28,250	4,272,812
IntercontinentalExchange, Inc. (a)	24,210	4,303,570

		15,303,444

Industrial — 11.1%
Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	63,270	2,451,080

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 1.6%
AMETEK, Inc.	87,605	$3,705,691

Machinery – Diversified — 1.5%
Cummins, Inc.	30,960	3,357,922

Manufacturing — 3.0%
Eaton Corp. PLC	48,150	3,168,751
Honeywell International, Inc.	43,570	3,456,844

		6,625,595

Metal Fabricate & Hardware — 2.3%
Precision Castparts Corp.	22,670	5,123,647

Transportation — 1.6%
Kansas City Southern	33,780	3,579,329

		24,843,264

Technology — 13.2%
Computers — 6.1%
Accenture PLC Class A	60,280	4,337,749
Apple, Inc.	16,560	6,559,085
Teradata Corp. (a)	56,120	2,818,907

		13,715,741

Software — 7.1%
Citrix Systems, Inc. (a)	41,990	2,533,257
Red Hat, Inc. (a)	42,060	2,011,309
Salesforce.com, Inc. (a)	124,930	4,769,828
SAP AG Sponsored ADR (Germany)	37,880	2,758,800
Servicenow, Inc. (a)	49,740	2,008,999
VMware, Inc. Class A (a)	26,180	1,753,798

		15,835,991

		29,551,732

TOTAL COMMON STOCK (Cost $198,417,466)		222,305,739

TOTAL EQUITIES (Cost $198,417,466)		222,305,739

TOTAL LONG-TERM INVESTMENTS (Cost $198,417,466)		222,305,739

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$1,119,985	1,119,985

TOTAL SHORT-TERM INVESTMENTS (Cost $1,119,985)		1,119,985

Value
TOTAL INVESTMENTS — 99.9% (Cost $199,537,451) (c)	$223,425,724

Other Assets/(Liabilities) — 0.1%	233,411

NET ASSETS — 100.0%	$223,659,135

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,119,986. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,142,672.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 3.1%
Chemicals — 2.4%
Air Products & Chemicals, Inc.	3,202	$293,207
Airgas, Inc.	1,095	104,529
CF Industries Holdings, Inc.	900	154,350
The Dow Chemical Co.	18,496	595,016
E.I. du Pont de Nemours & Co.	14,297	750,592
Eastman Chemical Co.	2,405	168,374
Ecolab, Inc.	4,047	344,764
FMC Corp.	2,078	126,883
International Flavors & Fragrances, Inc.	1,299	97,633
LyondellBasell Industries NV Class A	5,862	388,416
Monsanto Co.	8,266	816,681
The Mosaic Co.	4,221	227,132
PPG Industries, Inc.	2,165	316,978
Praxair, Inc.	4,589	528,469
The Sherwin-Williams Co.	1,186	209,448
Sigma-Aldrich Corp.	1,812	145,612

		5,268,084

Forest Products & Paper — 0.2%
International Paper Co.	6,756	299,358
MeadWestvaco Corp.	2,687	91,654

		391,012

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	1,604	42,201
Cliffs Natural Resources, Inc.	2,336	37,960
Nucor Corp.	4,870	210,968
United States Steel Corp.	2,177	38,163

		329,292

Mining — 0.4%
Alcoa, Inc.	16,355	127,896
Freeport-McMoRan Copper & Gold, Inc.	14,599	403,078
Newmont Mining Corp.	7,648	229,058
Vulcan Materials Co.	1,989	96,288

		856,320

		6,844,708

Communications — 12.1%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	6,329	92,087
Omnicom Group, Inc.	4,014	252,360

		344,447

	Number of Shares	Value
Internet — 3.6%
Akamai Technologies, Inc. (a)	2,723	$115,864
Amazon.com, Inc. (a)	5,604	1,556,175
eBay, Inc. (a)	17,885	925,012
Expedia, Inc.	1,472	88,541
F5 Networks, Inc. (a)	1,226	84,349
Google, Inc. Class A (a)	4,088	3,598,953
Netflix, Inc. (a)	903	190,614
Priceline.com, Inc. (a)	800	661,704
Symantec Corp.	10,584	237,822
TripAdvisor, Inc. (a)	1,699	103,418
VeriSign, Inc. (a)	2,327	103,924
Yahoo!, Inc. (a)	14,867	373,310

		8,039,686

Media — 3.6%
Cablevision Systems Corp. Class A	3,292	55,371
CBS Corp. Class B	8,998	439,732
Comcast Corp. Class A	40,463	1,694,590
DIRECTV (a)	8,752	539,298
Discovery Communications, Inc. Series A (a)	3,754	289,846
Gannett Co., Inc.	3,485	85,243
The McGraw-Hill Financial, Inc.	4,264	226,802
News Corp. Class A	30,643	998,962
Scripps Networks Interactive Class A	1,285	85,787
Time Warner Cable, Inc.	4,502	506,385
Time Warner, Inc.	14,290	826,248
Viacom, Inc. Class B	7,010	477,031
The Walt Disney Co.	27,650	1,746,098
The Washington Post Co. Class B	73	35,315

		8,006,708

Telecommunications — 4.8%
AT&T, Inc.	84,235	2,981,919
CenturyLink, Inc.	9,550	337,593
Cisco Systems, Inc.	81,765	1,987,707
Corning, Inc.	22,554	320,943
Crown Castle International Corp. (a)	4,513	326,696
Frontier Communications Corp.	15,351	62,172
Harris Corp.	1,685	82,986
JDS Uniphase Corp. (a)	3,638	52,315
Juniper Networks, Inc. (a)	7,900	152,549
Motorola Solutions, Inc.	4,273	246,680
QUALCOMM, Inc.	26,319	1,607,565
Sprint Nextel Corp. (a)	46,218	324,450
Verizon Communications, Inc.	43,735	2,201,620
Windstream Corp.	9,048	69,760

		10,754,955

		27,145,796

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.5%
Airlines — 0.1%
Southwest Airlines Co.	11,177	$144,071

Apparel — 0.5%
Nike, Inc. Class B	11,126	708,504
Ralph Lauren Corp.	968	168,180
VF Corp.	1,214	234,375

		1,111,059

Auto Manufacturers — 0.7%
Ford Motor Co.	60,115	929,979
General Motors Co. (a)	10,250	341,428
Paccar, Inc.	5,420	290,837

		1,562,244

Automotive & Parts — 0.4%
BorgWarner, Inc. (a)	1,728	148,867
Delphi Automotive PLC	4,541	230,183
The Goodyear Tire & Rubber Co. (a)	3,813	58,301
Johnson Controls, Inc.	10,489	375,402

		812,753

Distribution & Wholesale — 0.3%
Fastenal Co.	4,187	191,974
Fossil Group, Inc. (a)	859	88,743
Genuine Parts Co.	2,377	185,573
W.W. Grainger, Inc.	956	241,084

		707,374

Entertainment — 0.0%
International Game Technology	4,043	67,559

Home Builders — 0.1%
D.R. Horton, Inc.	4,286	91,206
Lennar Corp. Class A	2,487	89,632
PulteGroup, Inc. (a)	5,196	98,568

		279,406

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,086	58,861
Whirlpool Corp.	963	110,129

		168,990

Housewares — 0.1%
Newell Rubbermaid, Inc.	4,410	115,762

Leisure Time — 0.2%
Carnival Corp.	6,851	234,921
Harley-Davidson, Inc.	3,477	190,609

		425,530

Lodging — 0.3%
Marriott International, Inc. Class A	3,711	149,813
Starwood Hotels & Resorts Worldwide, Inc.	2,990	188,938
Wyndham Worldwide Corp.	2,118	121,213
Wynn Resorts Ltd.	978	125,184

		585,148

	Number of Shares	Value
Retail — 6.6%
Abercrombie & Fitch Co. Class A	1,252	$56,653
AutoNation, Inc. (a)	619	26,858
AutoZone, Inc. (a)	588	249,130
Bed Bath & Beyond, Inc. (a)	3,454	244,889
Best Buy Co., Inc.	4,055	110,823
CarMax, Inc. (a)	3,546	163,683
Chipotle Mexican Grill, Inc. (a)	494	179,989
Coach, Inc.	4,324	246,857
Costco Wholesale Corp.	6,634	733,521
CVS Caremark Corp.	18,846	1,077,614
Darden Restaurants, Inc.	1,979	99,900
Dollar General Corp. (a)	4,613	232,634
Dollar Tree, Inc. (a)	3,465	176,161
Family Dollar Stores, Inc.	1,464	91,222
GameStop Corp. Class A	1,850	77,755
The Gap, Inc.	4,572	190,790
The Home Depot, Inc.	22,954	1,778,246
J.C. Penney Co., Inc. (a)	2,167	37,012
Kohl’s Corp.	3,269	165,117
L Brands, Inc.	3,680	181,240
Lowe’s Cos., Inc.	17,028	696,445
Macy’s, Inc.	6,093	292,464
McDonald’s Corp.	15,395	1,524,105
Nordstrom, Inc.	2,311	138,521
O’Reilly Automotive, Inc. (a)	1,667	187,738
PetSmart, Inc.	1,626	108,926
PVH Corp.	1,221	152,686
Ross Stores, Inc.	3,440	222,946
Staples, Inc.	10,310	163,517
Starbucks Corp.	11,488	752,349
Target Corp.	9,933	683,986
Tiffany & Co.	1,813	132,059
The TJX Cos., Inc.	11,219	561,623
Urban Outfitters, Inc. (a)	1,646	66,202
Wal-Mart Stores, Inc.	25,648	1,910,520
Walgreen Co.	13,163	581,805
Yum! Brands, Inc.	6,958	482,468

		14,778,454

Textiles — 0.0%
Cintas Corp.	1,573	71,634

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,731	77,601
Mattel, Inc.	5,313	240,732

		318,333

		21,148,317

Consumer, Non-cyclical — 22.3%
Agriculture — 1.8%
Altria Group, Inc.	30,840	1,079,092
Archer-Daniels-Midland Co.	10,086	342,016
Lorillard, Inc.	5,858	255,877
Philip Morris International, Inc.	25,256	2,187,675

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reynolds American, Inc.	4,899	$236,965

		4,101,625

Beverages — 2.3%
Brown-Forman Corp. Class B	2,333	157,594
The Coca-Cola Co.	58,786	2,357,906
Coca-Cola Enterprises, Inc.	4,060	142,750
Constellation Brands, Inc. Class A (a)	2,346	122,274
Dr. Pepper Snapple Group, Inc.	3,166	145,414
Molson Coors Brewing Co. Class B	2,375	113,667
Monster Beverage Corp. (a)	2,218	134,788
PepsiCo, Inc.	23,705	1,938,832

		5,113,225

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc. (a)	2,960	273,030
Amgen, Inc.	11,439	1,128,572
Biogen Idec, Inc. (a)	3,632	781,606
Celgene Corp. (a)	6,414	749,861
Life Technologies Corp. (a)	2,663	197,089
Regeneron Pharmaceuticals, Inc. (a)	780	175,406

		3,305,564

Commercial Services — 2.0%
The ADT Corp.	3,428	136,606
Apollo Group, Inc. Class A (a)	1,568	27,785
Automatic Data Processing, Inc.	7,414	510,528
Equifax, Inc.	1,844	108,667
H&R Block, Inc.	4,153	115,246
Iron Mountain, Inc.	2,596	69,080
MasterCard, Inc. Class A	1,584	910,008
McKesson Corp.	3,525	403,612
Moody’s Corp.	2,855	173,955
Paychex, Inc.	4,943	180,518
Quanta Services, Inc. (a)	3,312	87,636
Robert Half International, Inc.	2,112	70,182
Total System Services, Inc.	2,454	60,074
Visa, Inc. Class A	7,939	1,450,852
Western Union Co.	8,722	149,233

		4,453,982

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	6,608	138,966
Colgate-Palmolive Co.	13,534	775,363
The Estee Lauder Cos., Inc. Class A	3,652	240,192
The Procter & Gamble Co.	41,920	3,227,421

		4,381,942

Foods — 1.8%
Campbell Soup Co.	2,772	124,158
ConAgra Foods, Inc.	6,336	221,317
General Mills, Inc.	9,876	479,282
The Hershey Co.	2,301	205,433
Hormel Foods Corp.	2,062	79,552
The J.M. Smucker Co.	1,621	167,206

	Number of Shares	Value
Kellogg Co.	3,828	$245,872
Kraft Foods Group, Inc.	9,075	507,020
The Kroger Co.	7,986	275,837
McCormick & Co., Inc.	2,018	141,987
Mondelez International, Inc. Class A	27,321	779,468
Safeway, Inc.	3,632	85,933
Sysco Corp.	8,947	305,630
Tyson Foods, Inc. Class A	4,396	112,889
Whole Foods Market, Inc.	5,352	275,521

		4,007,105

Health Care – Products — 3.3%
Baxter International, Inc.	8,418	583,115
Becton, Dickinson & Co.	3,005	296,984
Boston Scientific Corp. (a)	20,868	193,446
C.R. Bard, Inc.	1,215	132,046
CareFusion Corp. (a)	3,370	124,184
Covidien PLC	7,239	454,899
Edwards Lifesciences Corp. (a)	1,725	115,920
Intuitive Surgical, Inc. (a)	641	324,718
Johnson & Johnson	42,879	3,681,591
Medtronic, Inc.	15,466	796,035
St. Jude Medical, Inc.	4,368	199,312
Stryker Corp.	4,394	284,204
Varian Medical Systems, Inc. (a)	1,634	110,213
Zimmer Holdings, Inc.	2,572	192,746

		7,489,413

Health Care – Services — 1.3%
Aetna, Inc.	5,865	372,662
Cigna Corp.	4,376	317,216
DaVita HealthCare Partners, Inc. (a)	1,264	152,691
Humana, Inc.	2,451	206,815
Laboratory Corporation of America Holdings (a)	1,393	139,439
Quest Diagnostics, Inc.	2,436	147,695
Tenet Healthcare Corp. (a)	1,570	72,377
UnitedHealth Group, Inc.	15,703	1,028,233
WellPoint, Inc.	4,671	382,275

		2,819,403

Household Products — 0.4%
Avery Dennison Corp.	1,498	64,055
Beam, Inc.	2,469	155,819
The Clorox Co.	2,007	166,862
Kimberly-Clark Corp.	5,910	574,097

		960,833

Pharmaceuticals — 5.9%
Abbott Laboratories	24,122	841,375
AbbVie, Inc.	24,201	1,000,469
Actavis, Inc. (a)	1,954	246,634
Allergan, Inc.	4,669	393,317
AmerisourceBergen Corp.	3,544	197,861
Bristol-Myers Squibb Co.	25,131	1,123,104

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	5,258	$248,178
DENTSPLY International, Inc.	2,164	88,637
Eli Lilly & Co.	15,273	750,210
Express Scripts Holding Co. (a)	12,574	775,690
Forest Laboratories, Inc. (a)	3,638	149,158
Gilead Sciences, Inc. (a)	23,324	1,194,422
Hospira, Inc. (a)	2,509	96,120
Mead Johnson Nutrition Co.	3,069	243,157
Merck & Co., Inc.	46,344	2,152,679
Mylan, Inc. (a)	6,091	189,004
Patterson Cos., Inc.	1,236	46,474
Perrigo Co.	1,404	169,884
Pfizer, Inc.	110,272	3,088,719
Zoetis, Inc.	5,460	168,659

		13,163,751

		49,796,843

Energy — 10.3%
Coal — 0.1%
CONSOL Energy, Inc.	3,498	94,796
Peabody Energy Corp.	4,095	59,951

		154,747

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	930	41,599

Oil & Gas — 8.3%
Anadarko Petroleum Corp.	7,689	660,716
Apache Corp.	5,985	501,722
Cabot Oil & Gas Corp.	3,235	229,750
Chesapeake Energy Corp.	8,003	163,101
Chevron Corp.	29,774	3,523,455
ConocoPhillips	18,762	1,135,101
Denbury Resources, Inc. (a)	5,687	98,499
Devon Energy Corp.	5,826	302,253
Diamond Offshore Drilling, Inc.	1,107	76,150
Ensco PLC Class A	3,577	207,895
EOG Resources, Inc.	4,152	546,735
EQT Corp.	2,347	186,281
Exxon Mobil Corp.	68,328	6,173,435
Helmerich & Payne, Inc.	1,592	99,420
Hess Corp.	4,591	305,256
Marathon Oil Corp.	10,863	375,642
Marathon Petroleum Corp.	5,060	359,564
Murphy Oil Corp.	2,757	167,874
Nabors Industries Ltd.	4,506	68,987
Newfield Exploration Co. (a)	2,107	50,336
Noble Corp.	3,832	144,007
Noble Energy, Inc.	5,492	329,740
Occidental Petroleum Corp.	12,345	1,101,544
Phillips 66	9,573	563,945
Pioneer Natural Resources Co.	2,077	300,646
QEP Resources, Inc.	2,784	77,339
Range Resources Corp.	2,518	194,692

	Number of Shares	Value
Rowan Cos. PLC Class A (a)	1,880	$64,052
Southwestern Energy Co. (a)	5,392	196,970
Tesoro Corp.	2,110	110,395
Valero Energy Corp.	8,462	294,224
WPX Energy, Inc. (a)	3,101	58,733

		18,668,459

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	6,770	312,300
Cameron International Corp. (a)	3,801	232,469
FMC Technologies, Inc. (a)	3,597	200,281
Halliburton Co.	14,311	597,055
National Oilwell Varco, Inc.	6,575	453,018
Schlumberger Ltd.	20,378	1,460,287

		3,255,410

Pipelines — 0.4%
ONEOK, Inc.	3,167	130,829
Spectra Energy Corp.	10,261	353,594
The Williams Cos., Inc.	10,487	340,513

		824,936

		22,945,151

Financial — 16.1%
Banks — 4.6%
Bank of America Corp.	165,820	2,132,445
Bank of New York Mellon Corp.	17,833	500,216
BB&T Corp.	10,722	363,261
Capital One Financial Corp.	8,918	560,140
Comerica, Inc.	2,886	114,949
Fifth Third Bancorp	13,384	241,581
Huntington Bancshares, Inc.	12,947	102,022
KeyCorp	14,169	156,426
M&T Bank Corp.	1,862	208,079
Northern Trust Corp.	3,372	195,239
PNC Financial Services Group, Inc.	8,143	593,788
Regions Financial Corp.	21,688	206,687
State Street Corp.	6,984	455,427
SunTrust Banks, Inc.	8,246	260,326
U.S. Bancorp	28,570	1,032,805
Wells Fargo & Co.	75,137	3,100,904
Zions Bancorp	2,813	81,239

		10,305,534

Diversified Financial — 5.0%
American Express Co.	14,732	1,101,364
Ameriprise Financial, Inc.	3,131	253,235
BlackRock, Inc.	1,886	484,419
The Charles Schwab Corp.	16,809	356,855
Citigroup, Inc.	46,651	2,237,849
CME Group, Inc.	4,720	358,626
Discover Financial Services	7,638	363,874
E*TRADE Financial Corp. (a)	4,420	55,957
Franklin Resources, Inc.	2,097	285,234
The Goldman Sachs Group, Inc.	6,755	1,021,694

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IntercontinentalExchange, Inc. (a)	1,150	$204,424
Invesco Ltd.	6,732	214,078
JP Morgan Chase & Co.	58,681	3,097,770
Legg Mason, Inc.	1,715	53,182
Morgan Stanley	21,035	513,885
The NASDAQ OMX Group, Inc.	1,780	58,366
NYSE Euronext	3,764	155,830
SLM Corp.	6,993	159,860
T. Rowe Price Group, Inc.	3,928	287,333

		11,263,835

Insurance — 4.3%
ACE Ltd.	5,156	461,359
Aflac, Inc.	7,159	416,081
The Allstate Corp.	7,350	353,682
American International Group, Inc. (a)	22,640	1,012,008
Aon PLC	4,744	305,276
Assurant, Inc.	1,246	63,434
Berkshire Hathaway, Inc. Class B (a)	27,952	3,128,388
The Chubb Corp.	3,979	336,822
Cincinnati Financial Corp.	2,252	103,367
Genworth Financial, Inc. Class A (a)	7,552	86,168
The Hartford Financial Services Group, Inc.	6,689	206,824
Lincoln National Corp.	4,122	150,329
Loews Corp.	4,751	210,944
Marsh & McLennan Cos., Inc.	8,448	337,244
MetLife, Inc.	16,793	768,448
Principal Financial Group, Inc.	4,206	157,515
The Progressive Corp.	8,515	216,451
Prudential Financial, Inc.	7,136	521,142
Torchmark Corp.	1,389	90,480
The Travelers Cos., Inc.	5,756	460,020
Unum Group	4,176	122,649
XL Group PLC	4,537	137,562

		9,646,193

Real Estate — 0.1%
CBRE Group, Inc. (a)	4,644	108,484

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	6,052	442,825
Apartment Investment & Management Co. Class A	2,222	66,749
AvalonBay Communities, Inc.	1,713	231,101
Boston Properties, Inc.	2,308	243,425
Equity Residential	4,887	283,739
HCP, Inc.	6,942	315,445
Health Care REIT, Inc.	4,145	277,839
Host Hotels & Resorts, Inc.	11,178	188,573
Kimco Realty Corp.	6,245	133,830
The Macerich Co.	1,590	96,942
Plum Creek Timber Co., Inc.	2,493	116,348

	Number of Shares	Value
Prologis, Inc.	7,606	$286,898
Public Storage	2,188	335,486
Simon Property Group, Inc.	4,825	761,964
Ventas, Inc.	4,453	309,305
Vornado Realty Trust	2,583	214,002
Weyerhaeuser Co.	8,394	239,145

		4,543,616

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	7,338	67,216
People’s United Financial, Inc.	5,237	78,031

		145,247

		36,012,909

Industrial — 10.1%
Aerospace & Defense — 1.8%
The Boeing Co.	10,405	1,065,888
General Dynamics Corp.	5,133	402,068
L-3 Communications Holdings, Inc.	1,351	115,835
Lockheed Martin Corp.	4,090	443,601
Northrop Grumman Corp.	3,672	304,042
Raytheon Co.	4,960	327,955
Rockwell Collins, Inc.	2,084	132,147
United Technologies Corp.	12,980	1,206,361

		3,997,897

Building Materials — 0.1%
Masco Corp.	5,517	107,526

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	11,081	604,358
Molex, Inc.	2,118	62,142

		666,500

Electronics — 0.5%
Agilent Technologies, Inc.	5,354	228,937
Amphenol Corp. Class A	2,441	190,252
FLIR Systems, Inc.	2,189	59,037
Garmin Ltd.	1,632	59,013
Jabil Circuit, Inc.	2,810	57,268
PerkinElmer, Inc.	1,718	55,835
TE Connectivity Ltd.	6,488	295,463
Waters Corp. (a)	1,278	127,864

		1,073,669

Engineering & Construction — 0.1%
Fluor Corp.	2,495	147,979
Jacobs Engineering Group, Inc. (a)	1,964	108,275

		256,254

Environmental Controls — 0.3%
Republic Services, Inc.	4,542	154,155
Stericycle, Inc. (a)	1,185	130,860
Waste Management, Inc.	6,657	268,477

		553,492

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	929	$83,034
Stanley Black & Decker, Inc.	2,471	191,008

		274,042

Health Care – Services — 0.2%
Thermo Fisher Scientific, Inc.	5,452	461,403

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	10,029	827,292
Ingersoll-Rand PLC	4,190	232,629
Joy Global, Inc.	1,585	76,920

		1,136,841

Machinery – Diversified — 0.6%
Cummins, Inc.	2,678	290,456
Deere & Co.	5,985	486,282
Flowserve Corp.	2,313	124,925
Rockwell Automation, Inc.	2,143	178,169
Roper Industries, Inc.	1,546	192,044
Xylem, Inc.	2,831	76,267

		1,348,143

Manufacturing — 3.7%
3M Co.	9,686	1,059,164
Danaher Corp.	8,942	566,029
Dover Corp.	2,678	207,973
Eaton Corp. PLC	7,272	478,570
General Electric Co.	159,342	3,695,141
Honeywell International, Inc.	11,978	950,334
Illinois Tool Works, Inc.	6,321	437,224
Leggett & Platt, Inc.	2,208	68,647
Pall Corp.	1,663	110,473
Parker Hannifin Corp.	2,287	218,180
Pentair Ltd.	3,167	182,704
Textron, Inc.	4,151	108,134
Tyco International Ltd.	7,100	233,945

		8,316,518

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	2,252	508,974

Packaging & Containers — 0.1%
Ball Corp.	2,267	94,171
Bemis Co., Inc.	1,541	60,315
Owens-Illinois, Inc. (a)	2,474	68,752
Sealed Air Corp.	2,969	71,108

		294,346

Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	2,467	138,917
CSX Corp.	15,626	362,367
Expeditors International of Washington, Inc.	3,193	121,366
FedEx Corp.	4,514	444,990
Kansas City Southern	1,190	126,092
Norfolk Southern Corp.	4,873	354,023

	Number of Shares	Value
Ryder System, Inc.	819	$49,787
Union Pacific Corp.	7,242	1,117,296
United Parcel Service, Inc. Class B	10,994	950,761

		3,665,599

		22,661,204

Technology — 11.4%
Computers — 5.7%
Accenture PLC Class A	9,918	713,699
Apple, Inc.	14,360	5,687,709
Cognizant Technology Solutions Corp. Class A (a)	4,671	292,451
Computer Sciences Corp.	2,322	101,634
Dell, Inc.	22,420	299,307
EMC Corp.	32,248	761,698
Hewlett-Packard Co.	29,973	743,330
International Business Machines Corp.	16,022	3,061,965
NetApp, Inc. (a)	5,526	208,772
SanDisk Corp. (a)	3,755	229,431
Seagate Technology PLC	4,851	217,470
Teradata Corp. (a)	2,499	125,525
Western Digital Corp.	3,322	206,263

		12,649,254

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	3,052	44,803
Xerox Corp.	18,736	169,936

		214,739

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a)	9,260	37,781
Altera Corp.	4,859	160,298
Analog Devices, Inc.	4,669	210,385
Applied Materials, Inc.	18,377	274,001
Broadcom Corp. Class A	8,027	270,992
Intel Corp.	75,824	1,836,457
KLA-Tencor Corp.	2,521	140,495
Lam Research Corp. (a)	2,513	111,426
Linear Technology Corp.	3,601	132,661
LSI Corp. (a)	8,469	60,469
Microchip Technology, Inc.	3,005	111,936
Micron Technology, Inc. (a)	15,703	225,024
NVIDIA Corp.	9,539	133,832
Teradyne, Inc. (a)	2,947	51,779
Texas Instruments, Inc.	16,985	592,267
Xilinx, Inc.	3,978	157,569

		4,507,372

Software — 3.6%
Adobe Systems, Inc. (a)	7,681	349,946
Autodesk, Inc. (a)	3,438	116,686
BMC Software, Inc. (a)	2,020	91,183
CA, Inc.	5,111	146,328
Cerner Corp. (a)	2,270	218,124

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Citrix Systems, Inc. (a)	2,880	$173,750
The Dun & Bradstreet Corp.	652	63,537
Electronic Arts, Inc. (a)	4,562	104,789
Fidelity National Information Services, Inc.	4,511	193,251
Fiserv, Inc. (a)	2,029	177,355
Intuit, Inc.	4,265	260,293
Microsoft Corp.	115,620	3,992,359
Oracle Corp.	56,627	1,739,582
Red Hat, Inc. (a)	2,985	142,743
SAIC, Inc.	4,308	60,010
Salesforce.com, Inc. (a)	8,296	316,741

		8,146,677

		25,518,042

Utilities — 3.3%
Electric — 3.0%
The AES Corp.	9,474	113,593
Ameren Corp.	3,766	129,701
American Electric Power Co., Inc.	7,476	334,775
CenterPoint Energy, Inc.	6,578	154,517
CMS Energy Corp.	4,109	111,642
Consolidated Edison, Inc.	4,540	264,727
Dominion Resources, Inc.	8,811	500,641
DTE Energy Co.	2,670	178,917
Duke Energy Corp.	10,845	732,037
Edison International	4,968	239,259
Entergy Corp.	2,691	187,509
Exelon Corp.	13,073	403,694
FirstEnergy Corp.	6,432	240,171
Integrys Energy Group, Inc.	1,241	72,636
NextEra Energy, Inc.	6,541	532,961
Northeast Utilities	4,824	202,704
NRG Energy, Inc.	4,981	132,993
Pepco Holdings, Inc.	3,820	77,011
PG&E Corp.	6,681	305,522
Pinnacle West Capital Corp.	1,657	91,914
PPL Corp.	8,975	271,583
Public Service Enterprise Group, Inc.	7,744	252,919
SCANA Corp.	2,096	102,914
The Southern Co.	13,278	585,958
TECO Energy, Inc.	3,141	53,994
Wisconsin Energy Corp.	3,538	145,023
Xcel Energy, Inc.	7,531	213,429

		6,632,744

Gas — 0.2%
AGL Resources, Inc.	1,759	75,391
NiSource, Inc.	4,746	135,925
Sempra Energy	3,501	286,242

		497,558

	Number of Shares	Value
Pipelines — 0.1%
Kinder Morgan, Inc.	9,701	$370,093

		7,500,395

TOTAL COMMON STOCK (Cost $208,175,310)		219,573,365

TOTAL EQUITIES (Cost $208,175,310)		219,573,365

	Principal Amount
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp. (b) 5.000% 8/01/13	$359,000	-

TOTAL CORPORATE DEBT (Cost $0)		-

TOTAL BONDS & NOTES (Cost $0)		-

	Units

PURCHASED OPTIONS — 0.5%
Financial — 0.5%
Diversified Financial — 0.5%
S&P 500 Index, Put, Expires 7/20/13, Strike 1,425.00	228	15,960
S&P 500 Index, Put, Expires 8/17/13, Strike 1,450.00	234	135,720
S&P 500 Index, Put, Expires 8/17/13, Strike 1,475.00	212	159,000
S&P 500 Index, Put, Expires 8/17/13, Strike 1,500.00	198	231,660
S&P 500 Index, Put, Expires 9/21/13, Strike 1,400.00	139	120,235
S&P 500 Index, Put, Expires 9/21/13, Strike 1,425.00	204	217,260
S&P 500 Index, Put, Expires 9/21/13, Strike 1,500.00	147	301,350

		1,181,185

TOTAL PURCHASED OPTIONS (Cost $1,621,821)		1,181,185

TOTAL LONG-TERM INVESTMENTS (Cost $209,797,131)		220,754,550

The accompanying notes are an integral part of the financial statements.

MML Managed Volatility Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (c)	$7,801,235	$7,801,235

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	734	734

TOTAL SHORT-TERM INVESTMENTS (Cost $7,801,969)		7,801,969

TOTAL INVESTMENTS — 102.2% (Cost $217,599,100) (d)		228,556,519

Other Assets/(Liabilities) — (2.2)%		(4,986,963)

NET ASSETS — 100.0%		$223,569,556

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Maturity value of $7,801,241. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $7,957,746.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.0%
Basic Materials — 2.4%
Chemicals — 1.4%
Celanese Corp. Series A	59,000	$2,643,200
Rockwood Holdings, Inc.	50,000	3,201,500

		5,844,700

Mining — 1.0%
Agnico-Eagle Mines Ltd.	68,000	1,872,720
Franco-Nevada Corp.	58,000	2,076,353

		3,949,073

		9,793,773

Communications — 10.4%
Internet — 4.6%
Akamai Technologies, Inc. (a)	99,000	4,212,450
Dropbox, Inc. (a) (b)	9,011	81,541
Groupon, Inc. (a)	218,000	1,853,000
Liberty Interactive Corp. Class A (a)	59,000	1,357,590
LinkedIn Corp. (a)	7,000	1,248,100
Netflix, Inc. (a)	12,000	2,533,080
TIBCO Software, Inc. (a)	35,000	749,000
TripAdvisor, Inc. (a)	45,000	2,739,150
VeriSign, Inc. (a)	79,000	3,528,140

		18,302,051

Media — 2.6%
Charter Communications, Inc. Class A (a)	42,000	5,201,700
Discovery Communications, Inc. Series C (a)	15,000	1,044,900
FactSet Research Systems, Inc. (c)	40,000	4,077,600

		10,324,200

Telecommunications — 3.2%
Amdocs Ltd.	128,000	4,747,520
JDS Uniphase Corp. (a)	295,000	4,242,100
Motorola Solutions, Inc.	69,000	3,983,370

		12,972,990

		41,599,241

Consumer, Cyclical — 14.2%
Airlines — 0.4%
Alaska Air Group, Inc. (a)	32,000	1,664,000

Auto Manufacturers — 0.4%
Tesla Motors, Inc. (a) (c)	15,000	1,611,450

Automotive & Parts — 0.8%
WABCO Holdings, Inc. (a)	44,000	3,286,360

Distribution & Wholesale — 1.2%
Fastenal Co.	105,000	4,814,250

	Number of Shares	Value
Entertainment — 0.2%
SeaWorld Entertainment, Inc.	20,000	$702,000

Home Furnishing — 0.1%
Harman International Industries, Inc.	7,500	406,500

Leisure Time — 1.1%
Harley-Davidson, Inc.	49,000	2,686,180
Norwegian Cruise Line Holdings Ltd. (a)	60,000	1,818,600

		4,504,780

Lodging — 1.3%
Choice Hotels International, Inc. (c)	51,000	2,024,190
Marriott International, Inc. Class A	79,000	3,189,230

		5,213,420

Retail — 8.7%
AutoZone, Inc. (a)	10,000	4,236,900
CarMax, Inc. (a)	143,000	6,600,880
Chipotle Mexican Grill, Inc. (a)	3,000	1,093,050
Dollar General Corp. (a)	89,000	4,488,270
Dollar Tree, Inc. (a)	65,000	3,304,600
DSW, Inc. Class A	30,000	2,204,100
Kohl’s Corp.	69,000	3,485,190
O’Reilly Automotive, Inc. (a)	35,000	3,941,700
Panera Bread Co. Class A (a)	11,000	2,045,340
Tim Hortons, Inc.	59,000	3,193,670

		34,593,700

		56,796,460

Consumer, Non-cyclical — 27.5%
Beverages — 1.0%
Green Mountain Coffee Roasters, Inc. (a) (c)	53,000	3,978,180

Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc. (a)	26,000	2,398,240
Alkermes PLC (a)	104,000	2,982,720
Illumina, Inc. (a)	26,000	1,945,840
Incyte Corp. (a) (c)	44,000	968,000
Regeneron Pharmaceuticals, Inc. (a)	13,000	2,923,440
Vertex Pharmaceuticals, Inc. (a)	30,000	2,396,100

		13,614,340

Commercial Services — 7.3%
CoreLogic, Inc. (a)	5,400	125,118
Equifax, Inc.	60,000	3,535,800
Gartner, Inc. (a)	79,000	4,502,210
Global Payments, Inc.	49,000	2,269,680
Hertz Global Holdings, Inc. (a)	121,000	3,000,800
Manpower, Inc.	94,000	5,151,200
Quanta Services, Inc. (a)	189,000	5,000,940
Vantiv, Inc. (a)	80,000	2,208,000
Verisk Analytics, Inc. Class A (a)	57,000	3,402,900

		29,196,648

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 2.5%
Dean Foods Co. (a)	188,500	$1,888,770
The Fresh Market, Inc. (a)	20,000	994,400
TreeHouse Foods, Inc. (a)	40,000	2,621,600
WhiteWave Foods Co. Class A (a) (c)	52,000	845,000
WhiteWave Foods Co. Class B (a)	69,000	1,048,800
Whole Foods Market, Inc.	50,000	2,574,000

		9,972,570

Health Care – Products — 4.6%
Bruker Corp. (a)	148,000	2,390,200
CareFusion Corp. (a)	124,000	4,569,400
The Cooper Cos., Inc.	24,000	2,857,200
Edwards Lifesciences Corp. (a)	17,000	1,142,400
Henry Schein, Inc. (a)	40,000	3,830,000
IDEXX Laboratories, Inc. (a)	42,000	3,770,760

		18,559,960

Health Care – Services — 4.7%
Catamaran Corp. (a)	45,000	2,192,400
Covance, Inc. (a)	67,000	5,101,380
Laboratory Corporation of America Holdings (a)	60,000	6,006,000
MEDNAX, Inc. (a)	25,000	2,289,500
Universal Health Services, Inc. Class B	48,000	3,214,080

		18,803,360

Pharmaceuticals — 4.0%
Cubist Pharmaceuticals, Inc. (a)	20,000	966,000
DENTSPLY International, Inc.	138,000	5,652,480
Elan Corp. PLC Sponsored ADR (Ireland) (a)	113,000	1,597,820
Onyx Pharmaceuticals, Inc. (a)	20,000	2,482,400
Pharmacyclics, Inc. (a)	13,000	1,033,110
Quintiles Transnational Holdings, Inc. (a)	7,000	297,920
Theravance, Inc. (a) (c)	55,000	2,119,150
Valeant Pharmaceuticals International, Inc. (a)	25,000	2,152,000

		16,300,880

		110,425,938

Energy — 5.5%
Oil & Gas — 5.5%
Concho Resources, Inc. (a)	25,000	2,093,000
EQT Corp.	69,000	5,476,530
Laredo Petroleum Holdings, Inc. (a)	20,000	411,200
Pioneer Natural Resources Co.	20,000	2,895,000
Range Resources Corp.	64,000	4,948,480
SM Energy Co.	70,000	4,198,600
Southwestern Energy Co. (a)	59,000	2,155,270

		22,178,080

	Number of Shares	Value
Financial — 7.3%
Banks — 0.5%
TCF Financial Corp.	129,000	$1,829,220
Diversified Financial — 3.1%
CBOE Holdings, Inc.	79,000	3,684,560
The Charles Schwab Corp.	114,000	2,420,220
IntercontinentalExchange, Inc. (a)	14,000	2,488,640
TD Ameritrade Holding Corp.	167,000	4,056,430

		12,649,850

Insurance — 3.1%
Fidelity National Financial, Inc. Class A	138,000	3,285,780
HCC Insurance Holdings, Inc.	79,000	3,405,690
The Progressive Corp.	128,000	3,253,760
Willis Group Holdings PLC	59,000	2,406,020

		12,351,250

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	23,000	2,096,220

Savings & Loans — 0.1%
BankUnited, Inc.	20,000	520,200

		29,446,740

Industrial — 15.1%
Building Materials — 0.5%
Martin Marietta Materials, Inc.	20,000	1,968,400

Electrical Components & Equipment — 2.3%
AMETEK, Inc.	103,000	4,356,900
The Babcock & Wilcox Co.	158,000	4,744,740

		9,101,640

Electronics — 2.0%
Agilent Technologies, Inc.	79,000	3,378,040
Mettler-Toledo International, Inc. (a)	4,000	804,800
Sensata Technologies Holding NV (a)	60,000	2,094,000
Trimble Navigation Ltd. (a)	69,000	1,794,690
		8,071,530
Engineering & Construction — 0.4%
McDermott International, Inc. (a)	209,000	1,709,620

Environmental Controls — 1.0%
Clean Harbors, Inc. (a)	19,000	960,070
Waste Connections, Inc.	69,000	2,838,660

		3,798,730

Machinery – Diversified — 2.8%
IDEX Corp.	89,000	4,789,090
Nordson Corp.	20,000	1,386,200
Roper Industries, Inc.	40,000	4,968,800

		11,144,090

Manufacturing — 4.2%
Acuity Brands, Inc.	27,000	2,039,040

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Colfax Corp. (a)	52,000	$2,709,720
Pall Corp.	76,000	5,048,680
Teleflex, Inc.	25,000	1,937,250
Textron, Inc.	198,000	5,157,900

		16,892,590

Metal Fabricate & Hardware — 0.2%
Rexnord Corp. (a)	44,000	741,400

Packaging & Containers — 0.2%
Ball Corp.	21,000	872,340

Transportation — 1.5%
J.B. Hunt Transport Services, Inc.	40,000	2,889,600
Kansas City Southern	30,000	3,178,800

		6,068,400

		60,368,740

Technology — 11.2%
Computers — 2.0%
IHS, Inc. Class A (a)	63,000	6,575,940
SanDisk Corp. (a)	25,000	1,527,500

		8,103,440

Semiconductors — 3.9%
Altera Corp.	79,000	2,606,210
Atmel Corp. (a)	316,000	2,322,600
Avago Technologies Ltd.	49,000	1,831,620
Cree, Inc. (a)	30,000	1,915,800
Intersil Corp. Class A	8,000	62,560
IPG Photonics Corp. (c)	25,000	1,518,250
Microchip Technology, Inc. (c)	49,000	1,825,250
Xilinx, Inc.	89,000	3,525,290

		15,607,580

Software — 5.3%
Concur Technologies, Inc. (a) (c)	40,000	3,255,200
Fiserv, Inc. (a)	69,000	6,031,290
MSCI, Inc. (a)	99,000	3,293,730
Red Hat, Inc. (a)	89,000	4,255,980
Servicenow, Inc. (a)	55,000	2,221,450
Workday, Inc. (a)	32,000	2,050,880

		21,108,530

		44,819,550

Utilities — 1.4%
Electric — 1.4%
Calpine Corp. (a)	257,000	5,456,110

TOTAL COMMON STOCK (Cost $266,822,524)		380,884,632

PREFERRED STOCK — 0.2%
Communications — 0.2%
Internet — 0.2%
Coupons.com (a) (b)	134,468	368,106
Dropbox, Inc. Series A (a) (b)	11,190	101,259

	Number of Shares	Value
Dropbox, Inc. Series A 1 (a) (b)	54,965	$497,384
Living Social (a) (b)	158,890	92,156

		1,058,905

TOTAL PREFERRED STOCK (Cost $2,235,210)		1,058,905

TOTAL EQUITIES (Cost $269,057,734)		381,943,537

MUTUAL FUNDS — 6.2%
Diversified Financial — 6.2%
State Street Navigator Security lending Prime Portfolio (d)	18,963,851	18,963,851
T. Rowe Price Government Reserve Investment Fund	5,795,712	5,795,712

TOTAL MUTUAL FUNDS (Cost $24,759,563)		24,759,563

TOTAL LONG-TERM INVESTMENTS (Cost $293,817,297)		406,703,100

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	12,528,998	12,528,998
Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	2,810	2,810

TOTAL SHORT-TERM INVESTMENTS (Cost $12,531,808)		12,531,808

TOTAL INVESTMENTS — 104.5% (Cost $306,349,105) (f)		419,234,908

Other Assets/(Liabilities) — (4.5)%		(18,212,230)

NET ASSETS — 100.0%		$401,022,678

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $1,140,446 or 0.28% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $18,554,634. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $12,529,009. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $12,783,127.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 1.8%
Iron & Steel — 0.7%
Nucor Corp.	84,259	$3,650,100

Mining — 1.1%
Newmont Mining Corp.	178,201	5,337,120

		8,987,220

Communications — 3.0%
Media — 0.6%
Time Warner Cable, Inc.	25,030	2,815,375

Telecommunications — 2.4%
CenturyLink, Inc.	134,352	4,749,343
Harris Corp.	11,920	587,060
Rogers Communications, Inc. Class B	66,493	2,604,841
tw telecom, Inc. (a)	131,433	3,698,525

		11,639,769

		14,455,144

Consumer, Cyclical — 6.6%
Airlines — 0.6%
Southwest Airlines Co.	239,620	3,088,702

Automotive & Parts — 0.5%
Autoliv, Inc.	30,383	2,351,341

Entertainment — 1.0%
International Game Technology	227,044	3,793,905
International Speedway Corp. Class A	31,163	980,700

		4,774,605

Leisure Time — 0.8%
Carnival Corp.	120,256	4,123,578

Retail — 3.4%
Bed Bath & Beyond, Inc. (a)	16,282	1,154,394
CEC Entertainment, Inc.	75,367	3,093,062
Coach, Inc.	21,621	1,234,343
Lowe’s Cos., Inc.	184,044	7,527,399
Target Corp.	53,133	3,658,738

		16,667,936

Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	27,175	1,218,255

		32,224,417

Consumer, Non-cyclical — 19.7%
Beverages — 0.9%
Dr. Pepper Snapple Group, Inc.	98,253	4,512,760

Commercial Services — 2.8%
The ADT Corp.	212,285	8,459,557
Corrections Corporation of America	144,591	4,897,297

		13,356,854

	Number of Shares	Value
Foods — 3.8%
ConAgra Foods, Inc.	34,908	$1,219,336
General Mills, Inc.	50,596	2,455,424
Kellogg Co.	46,961	3,016,305
Kraft Foods Group, Inc.	18,109	1,011,750
Mondelez International, Inc. Class A	116,150	3,313,760
Sysco Corp.	219,684	7,504,405

		18,520,980

Health Care – Products — 7.0%
Becton, Dickinson & Co.	37,466	3,702,765
Boston Scientific Corp. (a)	301,282	2,792,884
CareFusion Corp. (a)	186,403	6,868,951
Medtronic, Inc.	94,237	4,850,378
Steris Corp.	67,681	2,902,161
Stryker Corp.	97,381	6,298,603
Varian Medical Systems, Inc. (a)	21,280	1,435,336
Zimmer Holdings, Inc.	69,651	5,219,646

		34,070,724

Health Care – Services — 3.3%
Cigna Corp.	29,920	2,168,901
Humana, Inc.	48,711	4,110,234
LifePoint Hospitals, Inc. (a)	118,006	5,763,413
Quest Diagnostics, Inc.	69,033	4,185,471

		16,228,019

Pharmaceuticals — 1.9%
Hospira, Inc. (a)	128,422	4,919,847
Mallinckrodt PLC (a)	16,330	741,872
Patterson Cos., Inc.	96,208	3,617,421

		9,279,140

		95,968,477

Energy — 8.2%
Coal — 0.2%
Peabody Energy Corp.	52,391	767,004

Oil & Gas — 7.1%
Apache Corp.	67,604	5,667,243
Devon Energy Corp.	90,346	4,687,151
Helmerich & Payne, Inc.	52,600	3,284,870
Imperial Oil Ltd.	315,884	12,059,278
Murphy Oil Corp.	68,239	4,155,073
Southwestern Energy Co. (a)	136,032	4,969,249

		34,822,864

Pipelines — 0.9%
Spectra Energy Partners LP	12,361	568,606
Williams Partners LP	77,064	3,976,502

		4,545,108

		40,134,976

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 23.2%
Banks — 8.7%
Comerica, Inc.	81,156	$3,232,444
Commerce Bancshares, Inc.	134,192	5,845,404
Cullen/Frost Bankers, Inc.	49,530	3,307,118
KeyCorp	184,502	2,036,902
Northern Trust Corp.	233,652	13,528,451
PNC Financial Services Group, Inc.	81,611	5,951,074
State Street Corp.	28,383	1,850,855
SunTrust Banks, Inc.	91,516	2,889,160
Westamerica Bancorp.	82,228	3,756,997

		42,398,405

Diversified Financial — 1.4%
The Charles Schwab Corp.	190,878	4,052,340
Franklin Resources, Inc.	21,841	2,970,813

		7,023,153

Insurance — 7.2%
ACE Ltd.	41,918	3,750,823
The Allstate Corp.	44,743	2,153,033
Aon PLC	38,127	2,453,472
The Chubb Corp.	58,144	4,921,890
HCC Insurance Holdings, Inc.	96,193	4,146,880
Marsh & McLennan Cos., Inc.	108,833	4,344,613
Reinsurance Group of America, Inc. Class A	71,714	4,956,154
Symetra Financial Corp.	179,720	2,873,723
The Travelers Cos., Inc.	33,515	2,678,519
Unum Group	99,015	2,908,071

		35,187,178

Real Estate Investment Trusts (REITS) — 4.0%
American Tower Corp.	66,679	4,878,902
Annaly Capital Management, Inc.	387,993	4,877,072
Boston Properties, Inc.	11,490	1,211,850
Federal Realty Investment Trust	23,600	2,446,848
Piedmont Office Realty Trust, Inc. Class A	344,135	6,153,134

		19,567,806

Savings & Loans — 1.9%
Capitol Federal Financial, Inc.	252,334	3,063,335
People’s United Financial, Inc.	419,427	6,249,462

		9,312,797

		113,489,339

Industrial — 17.5%
Aerospace & Defense — 3.2%
General Dynamics Corp.	83,775	6,562,096
Northrop Grumman Corp.	60,575	5,015,610
Raytheon Co.	64,395	4,257,797

		15,835,503

Electrical Components & Equipment — 0.5%
Molex, Inc.	100,153	2,489,804

	Number of Shares	Value
Electronics — 4.1%
Agilent Technologies, Inc.	142,354	$6,087,057
Brady Corp. Class A	59,155	1,817,833
Koninklijke Philips Electronics NV	232,271	6,326,710
TE Connectivity Ltd.	81,714	3,721,255
Woodward, Inc.	48,285	1,931,400

		19,884,255

Engineering & Construction — 0.7%
ABB Ltd. Sponsored ADR (Switzerland)	145,842	3,158,938

Environmental Controls — 3.9%
Republic Services, Inc.	480,308	16,301,654
Waste Management, Inc.	61,598	2,484,247

		18,785,901

Hand & Machine Tools — 0.4%
Regal-Beloit Corp.	33,490	2,171,492

Machinery – Diversified — 0.5%
Rockwell Automation, Inc.	31,350	2,606,439

Manufacturing — 1.3%
Tyco International Ltd.	189,109	6,231,142

Metal Fabricate & Hardware — 0.6%
Kaydon Corp.	110,315	3,039,178

Packaging & Containers — 1.3%
Bemis Co., Inc.	85,443	3,344,239
Sonoco Products Co.	87,811	3,035,626

		6,379,865

Transportation — 1.0%
Heartland Express, Inc.	339,336	4,706,590

		85,289,107

Technology — 5.4%
Computers — 1.0%
SanDisk Corp. (a)	28,145	1,719,659
Western Digital Corp.	47,334	2,938,968

		4,658,627

Semiconductors — 4.4%
Analog Devices, Inc.	35,244	1,588,095
Applied Materials, Inc.	409,397	6,104,109
Avago Technologies Ltd.	66,430	2,483,154
KLA-Tencor Corp.	42,619	2,375,157
Maxim Integrated Products, Inc.	50,000	1,389,000
Microchip Technology, Inc.	67,389	2,510,240
Teradyne, Inc. (a)	294,097	5,167,284

		21,617,039

		26,275,666

Utilities — 10.7%
Electric — 8.7%
Consolidated Edison, Inc.	84,120	4,905,037
The Empire District Electric Co.	154,434	3,445,422

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Great Plains Energy, Inc.	334,370	$7,536,700
IDACORP, Inc.	42,838	2,045,943
Northeast Utilities	50,639	2,127,851
NV Energy, Inc.	71,498	1,677,343
PG&E Corp.	130,073	5,948,238
Portland General Electric Co.	124,898	3,820,630
Westar Energy, Inc.	190,031	6,073,391
Xcel Energy, Inc.	174,588	4,947,824

		42,528,379

Gas — 2.0%
AGL Resources, Inc.	136,557	5,852,833
The Laclede Group, Inc.	85,736	3,914,706

		9,767,539

		52,295,918

TOTAL COMMON STOCK (Cost $414,079,894)		469,120,264

TOTAL EQUITIES (Cost $414,079,894)		469,120,264

MUTUAL FUNDS — 3.0%
Diversified Financial — 3.0%
iShares Russell Midcap Value Index Fund	252,314	14,614,027

TOTAL MUTUAL FUNDS (Cost $12,838,554)		14,614,027

TOTAL LONG-TERM INVESTMENTS (Cost $426,918,448)		483,734,291

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$4,837,017	4,837,017

TOTAL SHORT-TERM INVESTMENTS (Cost $4,837,017)		4,837,017

TOTAL INVESTMENTS — 100.1% (Cost $431,755,465) (c)		488,571,308

Other Assets/(Liabilities) — (0.1)%		(330,532)

NET ASSETS — 100.0%		$488,240,776

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,837,021. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $4,937,886.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Savings & Loans — 0.3%
GMAC Capital Trust I VRN 8.125%	44,000	$1,146,200

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,146,200

TOTAL EQUITIES (Cost $1,100,000)		1,146,200

	Principal Amount
BONDS & NOTES — 124.5%

BANK LOANS — 0.2%
Diversified Financial — 0.2%
Springleaf Financial Funding Co., Term Loan 5.500% 5/10/17	$542,683	542,683

TOTAL BANK LOANS (Cost $540,906)		542,683

CORPORATE DEBT — 18.1%
Aerospace & Defense — 0.7%
United Technologies Corp. FRN 0.545% 12/02/13	2,700,000	2,702,905

Agriculture — 0.0%
Altria Group, Inc. 7.750% 2/06/14	100,000	104,122

Auto Manufacturers — 0.4%
Daimler Finance NA LLC FRN (a) 0.879% 1/09/15	1,300,000	1,304,117
Daimler Finance NA LLC FRN (a) 1.472% 9/13/13	200,000	200,375

		1,504,492

Banks — 3.9%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	808,000
Bank of America Corp. FRN 1.696% 1/30/14	500,000	502,752
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	101,940
Bank of Nova Scotia (a) 1.950% 1/30/17	200,000	204,360
Barclays Bank PLC VRN GBP (b) 14.000% 12/31/49	700,000	1,386,726
BBVA US Senior SA FRN 2.399% 5/16/14	800,000	804,313

	Principal Amount	Value
BNP Paribas SA FRN 1.179% 1/10/14	$500,000	$501,375
Dexia Credit Local SA (c) 2.750% 4/29/14	300,000	305,037
Eksportfinans ASA 5.500% 5/25/16	3,500,000	3,646,125
GMAC, Inc. 7.500% 12/31/13	100,000	102,500
HBOS PLC FRN EUR (b) 0.897% 3/29/16	2,100,000	2,596,791
HBOS PLC (a) 6.750% 5/21/18	100,000	105,884
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	100,863
ICICI Bank Ltd. (a) 4.750% 11/25/16	900,000	925,737
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	203,851
Intesa Sanpaolo SpA FRN (a) 2.674% 2/24/14	200,000	200,735
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	201,140
Sberbank of Russia Via SB Capital SA (c) 5.499% 7/07/15	800,000	845,680
State Bank of India (c) 4.500% 10/23/14	200,000	205,300
State Bank of India (a) 4.500% 7/27/15	300,000	312,672
Turkiye Garanti Bankasi AS FRN (a) 2.776% 4/20/16	200,000	195,500

		14,257,281

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. FRN 0.826% 1/27/14	500,000	501,481

Chemicals — 0.1%
Braskem Finance Ltd. (a) 7.250% 6/05/18	400,000	436,000

Commercial Services — 0.3%
Massachusetts Institute of Technology 5.600% 7/01/11	1,000,000	1,205,336

Diversified Financial — 9.4%
Ally Financial, Inc. FRN 3.475% 2/11/14	1,100,000	1,104,279
Ally Financial, Inc. FRN 3.672% 6/20/14	2,100,000	2,118,564
American General Finance Corp. EUR (b) (c) 4.125% 11/29/13	1,500,000	1,942,712

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Banque PSA Finance (Acquired 4/04/11, Cost $300,000) FRN (a) (d) 2.182% 4/04/14	$300,000	$297,379
Citigroup, Inc. FRN 1.727% 1/13/14	200,000	201,139
Credit Agricole Home Loan FRN (a) 1.026% 7/21/14	600,000	602,132
Federal Home Loan Mortgage Corp. 0.875% 3/07/18	100,000	96,161
Federal Home Loan Mortgage Corp. 1.000% 6/29/17	3,500,000	3,468,295
Federal Home Loan Mortgage Corp. 1.000% 7/28/17	2,900,000	2,868,882
Federal Home Loan Mortgage Corp. 1.000% 9/29/17	1,200,000	1,178,447
Federal Home Loan Mortgage Corp. 1.250% 8/01/19	1,100,000	1,049,192
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	400,000	380,509
Federal Home Loan Mortgage Corp. 1.750% 5/30/19	600,000	593,826
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	100,000	96,772
Federal Home Loan Mortgage Corp. 3.750% 3/27/19	500,000	548,567
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	100,000	116,705
Federal National Mortgage Association 0.875% 8/28/17	2,300,000	2,252,698
Federal National Mortgage Association 0.875% 12/20/17	200,000	194,735
Federal National Mortgage Association 0.875% 2/08/18	800,000	777,932
Federal National Mortgage Association 0.875% 5/21/18	100,000	96,832
Federal National Mortgage Association 1.125% 4/27/17	700,000	694,909
Federal National Mortgage Association 1.250% 1/30/17	800,000	809,154
Federal National Mortgage Association 5.000% 2/13/17	100,000	114,403
Federal National Mortgage Association 5.000% 5/11/17	2,300,000	2,615,729
Federal National Mortgage Association 5.375% 6/12/17	100,000	115,835
Ford Motor Credit Co. LLC 5.625% 9/15/15	1,000,000	1,074,421
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	216,822
Ford Motor Credit Co. LLC 8.700% 10/01/14	100,000	108,537

	Principal Amount	Value
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	$300,000	$318,013
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	648,000
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,800,000	1,904,598
Merrill Lynch & Co., Inc. EUR (b) 4.875% 5/30/14	600,000	809,271
SLM Corp. 5.000% 10/01/13	900,000	904,500
SLM Corp. 5.050% 11/14/14	4,300,000	4,396,750

		34,716,700

Electric — 0.2%
Entergy Corp. 3.625% 9/15/15	100,000	103,605
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	205,851
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	103,018
Majapahit Holdings BV (c) 7.250% 6/28/17	100,000	111,370
Majapahit Holdings BV (c) 7.750% 10/17/16	200,000	221,500

		745,344

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	100,000	101,579

Insurance — 0.8%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,634,000
American International Group, Inc. VRN 8.175% 5/15/68	1,000,000	1,220,000

		2,854,000

Iron & Steel — 0.3%
CSN Resources SA (a) 6.500% 7/21/20	400,000	389,500
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	633,000

		1,022,500

Oil & Gas — 0.4%
Indian Oil Corp. Ltd. (c) 4.750% 1/22/15	500,000	516,571
Petrobras Global Finance BV FRN 2.414% 1/15/19	100,000	98,000
Petrobras Global Finance BV 3.000% 1/15/19	100,000	92,889

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras International Finance Co. 5.750% 1/20/20	$400,000	$416,151
Petrobras International Finance Co. 8.375% 12/10/18	200,000	236,968
Transocean, Inc. 4.950% 11/15/15	100,000	107,259

		1,467,838

Telecommunications — 1.4%
France Telecom SA 4.375% 7/08/14	5,000,000	5,149,425

TOTAL CORPORATE DEBT (Cost $65,461,820)		66,769,003

MUNICIPAL OBLIGATIONS — 3.1%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	966,296
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	2,292,804
Dallas/Fort Worth International Airport 5.000% 11/01/21	1,300,000	1,458,938
Dallas/Fort Worth International Airport 5.000% 11/01/26	1,500,000	1,611,135
Irvine Ranch Water District Joint Powers Agency 2.388% 3/15/14	475,000	475,276
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,230,510
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,497,984
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,439,295
State of California BAB 5.700% 11/01/21	500,000	571,350

		11,543,588

TOTAL MUNICIPAL OBLIGATIONS (Cost $10,528,917)		11,543,588

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%
Automobile ABS — 0.0%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (c) 0.347% 10/25/20	51,417	66,906

Commercial MBS — 1.3%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 2.493% 11/15/15	178,744	178,883

	Principal Amount	Value
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.823% 2/24/51	$900,000	$1,023,039
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.853% 6/11/40	595,986	610,756
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.674% 1/25/20	280,733	398,629
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 0.353% 5/15/19	305,812	366,240
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.070% 11/15/43	100,000	104,786
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.982% 8/15/45	1,500,000	1,680,534
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 0.784% 10/23/16	434,909	629,708

		4,992,575

Credit Card ABS — 0.2%
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.943% 8/15/18	600,000	615,566

Home Equity ABS — 1.5%
Bear Stearns I Trust, Series 2006-HE1, Class 1M1 FRN 0.603% 12/25/35	2,000,000	1,706,367
Wells Fargo Home Equity Trust, Series 2004-2, Class M3 FRN 0.893% 10/25/34	4,015,280	3,871,644

		5,578,011

Other ABS — 0.9%
Duane Street CLO, Series 2005-1A, Class A FRN (a) 0.525% 11/08/17	164,134	164,027
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.524% 5/21/21	500,000	483,704
RAMP Trust, Series 2005-RS2, Class M2 FRN 0.673% 2/25/35	2,725,000	2,636,739

		3,284,470

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 2.8%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.741% 9/25/36	$89,892	$85,827
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A FRN 2.570% 10/25/35	634,744	603,279
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 0.322% 12/20/54	238,654	302,134
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.342% 12/20/54	507,140	642,035
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN EUR (b) (c) 0.402% 12/20/54	202,678	256,588
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.452% 12/20/54	202,678	196,518
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 0.588% 1/20/44	8,680	11,115
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 0.869% 9/20/44	240,162	358,221
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 0.889% 9/20/44	72,049	107,500
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.680% 9/25/35	630,958	628,626
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1 FRN 0.453% 1/25/36	565,561	489,317
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,184,479	1,155,303
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1 FRN 0.763% 2/25/35	3,200,000	2,726,730
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT FRN 0.473% 12/25/35	466,213	396,846
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,216,258	1,226,560
Wells Fargo Mortgage Backed Securities Trust, Series 2004-DD, Class 2A6 FRN 2.617% 1/25/35	1,126,682	1,116,084

		10,302,683

	Principal Amount	Value

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,452,848)		$24,840,211

SOVEREIGN DEBT OBLIGATIONS — 2.9%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (b) 4.125% 9/15/17	$100,000	134,408
Indonesia Government International Bond (c) 7.250% 4/20/15	100,000	108,000
Korea Finance Corp. 3.250% 9/20/16	100,000	103,263
Korea Housing Finance Corp. (c) 4.125% 12/15/15	400,000	420,986
Mexican Bonos MXN (b) 6.000% 6/18/15	800,000	63,602
Mexican Bonos MXN (b) 7.750% 12/14/17	2,300,000	195,728
Province of Ontario Canada 1.600% 9/21/16	2,800,000	2,841,093
Province of Ontario Canada 1.650% 9/27/19	100,000	95,530
Province of Ontario Canada CAD (b) 4.000% 6/02/21	1,800,000	1,828,240
Province of Ontario Canada CAD (b) 4.200% 6/02/20	200,000	206,405
Province of Ontario Canada CAD (b) 4.400% 6/02/19	300,000	313,116
Province of Ontario Canada 4.400% 4/14/20	500,000	554,402
Province of Quebec Canada 2.750% 8/25/21	200,000	196,437
Province of Quebec Canada CAD (b) 3.500% 12/01/22	1,000,000	965,171
Province of Quebec Canada CAD (b) 4.250% 12/01/21	1,900,000	1,953,891
Province of Quebec Canada CAD (b) 4.500% 12/01/20	400,000	419,412
Republic of Indonesia (c) 7.500% 1/15/16	100,000	110,000
United Mexican States MXN (b) 10.000% 12/05/24	200,000	20,811

		10,530,495

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,768,349)		10,530,495

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 52.8%
Pass-Through Securities — 52.8%
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	$500,000	$478,142
Pool #AM0414 2.870% 9/01/27	200,000	180,671
Pool #AB1602 3.500% 10/01/25	1,435,848	1,496,815
Pool #993382 4.000% 6/01/24	612,838	645,132
Pool #AA4392 4.000% 4/01/39	187,601	195,640
Pool #AA6559 4.000% 5/01/39	27,828	29,021
Pool #AD9104 4.000% 8/01/40	57,568	60,035
Pool #AD3880 4.000% 10/01/40	86,605	90,316
Pool #AE7955 4.000% 12/01/40	32,461	33,852
Pool #AE7266 4.000% 1/01/41	145,681	151,924
Pool #AH5760 4.000% 2/01/41	30,904	32,228
Pool #AH9756 4.000% 4/01/41	901,317	939,939
Pool #AB3026 4.000% 5/01/41	196,620	205,046
Pool #AI8873 4.000% 8/01/41	367,300	383,039
Pool #AI8351 4.000% 8/01/41	55,715	58,172
Pool #AI0336 4.000% 10/01/41	25,952	27,072
Pool #AJ4050 4.000% 10/01/41	85,964	89,648
Pool #AJ4460 4.000% 12/01/41	1,687,524	1,760,365
Pool #AJ6066 4.000% 12/01/41	94,971	99,071
Pool #AJ9774 4.000% 2/01/42	1,406,135	1,466,830
Pool #AK3547 4.000% 2/01/42	749,326	781,670
Pool #AK5542 4.000% 3/01/42	90,840	94,761
Pool #AO3879 4.000% 6/01/42	793,752	828,261
Pool #AP2561 4.000% 8/01/42	792,018	826,947

	Principal Amount	Value
Pool #MA0531 4.500% 8/01/20	$45,624	$48,381
Pool #931412 4.500% 6/01/24	294,583	312,385
Pool #932561 4.500% 2/01/25	59,239	62,818
Pool #AD3832 4.500% 4/01/25	609,236	646,052
Pool #256085 4.500% 12/01/25	402,851	427,636
Pool #930997 4.500% 4/01/29	1,416,736	1,500,356
Pool #746748 4.500% 10/01/33	5,860	6,212
Pool #995373 4.500% 2/01/39	6,184	6,549
Pool #AA6513 4.500% 4/01/39	19,176	20,308
Pool #AA6013 4.500% 5/01/39	432,594	458,127
Pool #190396 4.500% 6/01/39	781,981	828,136
Pool #AA7681 4.500% 6/01/39	206,114	218,280
Pool #931504 4.500% 7/01/39	237,112	252,885
Pool #AC1095 4.500% 7/01/39	496,738	528,541
Pool #931638 4.500% 7/01/39	205,065	217,168
Pool #932277 4.500% 12/01/39	204,977	218,100
Pool #AD1593 4.500% 2/01/40	8,289,731	8,779,019
Pool #AD1656 4.500% 3/01/40	3,819,901	4,045,364
Pool #AB1389 4.500% 8/01/40	310,041	328,340
Pool #AB1335 4.500% 8/01/40	657,438	696,243
Pool #AE3461 4.500% 10/01/40	673,201	715,250
Pool #AB1545 4.500% 10/01/40	957,150	1,013,644
Pool #AE7909 4.500% 11/01/40	234,127	247,946
Pool #AH1275 4.500% 1/01/41	1,380,152	1,462,475
Pool #AH5583 4.500% 2/01/41	17,259	18,289
Pool #AH4108 4.500% 3/01/41	614,935	653,344
Pool #AH7801 4.500% 3/01/41	744,304	790,794

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH8594 4.500% 3/01/41	$356,200	$377,446
Pool #MC0460 4.500% 4/01/41	296,290	313,963
Pool #AL0160 4.500% 5/01/41	1,099,810	1,164,724
Pool #AI0788 4.500% 6/01/41	577,413	612,216
Pool #AI3365 4.500% 6/01/41	928,789	984,770
Pool #AI5007 4.500% 6/01/41	636,992	675,386
Pool #AI5737 4.500% 6/01/41	370,751	393,097
Pool #AI0036 4.500% 7/01/41	261,339	278,398
Pool #AB4120 4.500% 12/01/41	18,242	19,342
Pool #AO6369 4.500% 6/01/42	60,531	64,615
Pool #255271 5.000% 6/01/24	16,793	18,080
Pool #255582 5.000% 1/01/25	55,675	59,944
Pool #888227 5.000% 11/01/25	46,655	50,232
Pool #257163 5.000% 4/01/28	119,336	128,486
Pool #MA0130 5.000% 7/01/29	40,574	43,685
Pool #555421 5.000% 5/01/33	132,354	142,795
Pool #709741 5.000% 6/01/33	14,866	16,048
Pool #650386 5.000% 7/01/33	122,790	132,551
Pool #746579 5.000% 10/01/33	41,909	45,241
Pool #725027 5.000% 11/01/33	105,636	114,034
Pool #725205 5.000% 3/01/34	12,708	13,719
Pool #AA8496 5.000% 5/01/34	200,739	216,696
Pool #782096 5.000% 6/01/34	7,850	8,466
Pool #AA1280 5.000% 11/01/34	151,158	163,032
Pool #735403 5.000% 4/01/35	6,728	7,253
Pool #735893 5.000% 10/01/35	61,328	66,069

	Principal Amount	Value
Pool #888343 5.000% 11/01/35	$195,951	$211,099
Pool #745148 5.000% 1/01/36	44,598	48,046
Pool #745275 5.000% 2/01/36	730,001	786,433
Pool #831778 5.000% 9/01/36	127,995	137,810
Pool #190377 5.000% 11/01/36	4,014,813	4,323,922
Pool #907231 5.000% 12/01/36	17,791	19,155
Pool #906441 5.000% 1/01/37	6,749	7,266
Pool #915081 5.000% 4/01/37	17,891	19,263
Pool #AB8144 5.000% 4/01/37	1,989,130	2,142,278
Pool #914599 5.000% 4/01/37	53,025	57,091
Pool #889769 5.000% 1/01/38	743,799	800,834
Pool #AL0527 5.000% 2/01/38	856,895	923,137
Pool #961961 5.000% 3/01/38	192,507	207,268
Pool #AD0311 5.000% 5/01/38	2,563,096	2,762,036
Pool #986268 5.000% 7/01/38	2,270	2,444
Pool #995245 5.000% 1/01/39	841,922	906,480
Pool #AA0728 5.000% 2/01/39	5,303	5,710
Pool #930992 5.000% 4/01/39	8,554	9,210
Pool #AA0779 5.000% 4/01/39	3,738,575	4,025,248
Pool #AB0057 5.000% 4/01/39	3,204,154	3,465,868
Pool #995872 5.000% 6/01/39	101,844	109,653
Pool #AL0070 5.000% 7/01/39	20,005	21,539
Pool #AD6374 5.000% 5/01/40	117,118	127,416
Pool #AD9548 5.000% 7/01/40	2,248,201	2,420,592
Pool #MA0516 5.000% 9/01/40	106,763	114,949
Pool #AL0069 5.000% 11/01/40	105,331	113,408

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AE6338 5.000% 11/01/40	$119,780	$128,964
Pool #AI2733 5.000% 5/01/41	882,679	954,776
Pool #933731 5.500% 4/01/38	929,115	1,008,525
Pool #889996 5.500% 6/01/38	2,806,165	3,046,004
Pool #866958 6.000% 2/01/36	626,876	683,613
Pool #878478 6.000% 2/01/36	299,466	326,570
Pool #937875 6.000% 7/01/37	289,813	315,138
Pool #942291 6.000% 8/01/37	117,653	127,934
Pool #AA0923 6.000% 9/01/37	242,253	263,421
Pool #943636 6.000% 10/01/37	293,775	319,446
Pool #952371 6.000% 11/01/37	373,884	406,555
Pool #956029 6.000% 12/01/37	275,044	299,078
Pool #889706 6.000% 6/01/38	277,403	301,643
Pool #930162 6.000% 11/01/38	295,598	321,705
Pool #AE0480 6.000% 7/01/39	2,583,470	2,809,221
Pool #AE0825 6.000% 10/01/39	1,307,534	1,421,790
Pool #AE0061 6.000% 2/01/40	3,046,395	3,312,598
Pool #AL0152 6.000% 6/01/40	339,024	368,649
Federal National Mortgage Association TBA 4.000% 7/18/28 (e)	1,000,000	1,052,500
Pool #838 2.500% 9/01/27 (e)	1,000,000	1,005,781
Pool #3772 3.000% 11/01/26 (e)	5,000,000	5,130,860
Pool #3430 3.000% 11/01/26 (e)	3,000,000	3,087,188
Pool #515 3.000% 10/01/42 (e)	7,000,000	6,844,688
Pool #6990 4.000% 4/01/24 (e)	5,000,000	5,262,500
Pool #12994 4.000% 9/01/40 (e)	28,000,000	29,101,405
Pool #11606 4.500% 3/01/21 (e)	2,000,000	2,120,000

	Principal Amount	Value
Pool #9730 4.500% 6/01/39 (e)	$8,000,000	$8,453,125
Pool #15801 4.500% 6/01/39 (e)	4,000,000	4,234,688
Pool #28654 5.000% 1/01/37 (e)	8,000,000	8,612,500
Pool #44117 5.500% 1/01/35 (e)	13,000,000	14,099,414
Pool #45746 5.500% 1/01/35 (e)	2,000,000	2,171,875
Government National Mortgage Association, Pool #716783 5.000% 4/15/39	3,846,278	4,149,172
Government National Mortgage Association TBA Pool #466 3.000% 11/01/42 (e)	8,000,000	7,915,000
Pool # 3143 3.500% 12/01/41 (e)	10,000,000	10,262,500

		195,254,508

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $197,092,553)		195,254,508

U.S. TREASURY OBLIGATIONS — 40.7%
U.S. Treasury Bonds & Notes — 40.7%
U.S. Treasury Inflation Index 0.125% 7/15/22	2,932,683	2,866,469
U.S. Treasury Inflation Index 0.625% 7/15/21	1,135,002	1,171,357
U.S. Treasury Inflation Index 0.625% 2/15/43	101,150	85,069
U.S. Treasury Inflation Index 1.125% 1/15/21	106,310	113,694
U.S. Treasury Inflation Index 1.250% 7/15/20	639,810	694,994
U.S. Treasury Inflation Index 1.750% 1/15/28	4,107,259	4,601,736
U.S. Treasury Inflation Index 1.875% 7/15/19	326,748	368,383
U.S. Treasury Inflation Index 2.000% 1/15/26	820,190	947,127
U.S. Treasury Inflation Index 2.375% 1/15/25	1,850,610	2,204,539
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	8,418,214	10,135,395
U.S. Treasury Inflation Index 2.500% 1/15/29	2,491,268	3,072,825
U.S. Treasury Note 0.250% 4/15/16	10,300,000	10,201,346

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 0.625% 4/30/18	$15,500,000	$14,979,296
U.S. Treasury Note (f) (g) 0.750% 10/31/17	12,800,000	12,559,000
U.S. Treasury Note 0.750% 12/31/17	15,400,000	15,065,530
U.S. Treasury Note 0.750% 2/28/18	21,100,000	20,583,215
U.S. Treasury Note 0.750% 3/31/18	6,000,000	5,839,781
U.S. Treasury Note 0.875% 1/31/18	1,700,000	1,669,745
U.S. Treasury Note (f) (g) 0.875% 7/31/19	6,500,000	6,191,301
U.S. Treasury Note 1.000% 5/31/18	1,700,000	1,670,781
U.S. Treasury Note 1.125% 3/31/20	5,900,000	5,621,594
U.S. Treasury Note 1.125% 4/30/20	5,200,000	4,945,241
U.S. Treasury Note 1.250% 10/31/19	3,700,000	3,588,826
U.S. Treasury Note 1.250% 2/29/20	1,700,000	1,636,569
U.S. Treasury Note 1.375% 5/31/20	600,000	579,052
U.S. Treasury Note 1.625% 8/15/22	5,500,000	5,160,117
U.S. Treasury Note 1.625% 11/15/22	5,700,000	5,320,817
U.S. Treasury Note (f) (g) 1.750% 5/15/22	2,400,000	2,288,456
U.S. Treasury Note 1.750% 5/15/23	900,000	842,892
U.S. Treasury Note (h) 2.000% 2/15/23	5,900,000	5,678,009

		150,683,156

TOTAL U.S. TREASURY OBLIGATIONS (Cost $156,257,136)		150,683,156

TOTAL BONDS & NOTES (Cost $465,102,529)		460,163,644

TOTAL LONG-TERM INVESTMENTS (Cost $466,202,529)		461,309,844

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.7%
Commercial Paper — 0.9%
Banco Santander Brasil (a) 2.370% 1/02/14	$1,500,000	$1,481,534
Itau Unibanco SA 1.521% 10/31/13	1,900,000	1,890,328

		3,371,862

Repurchase Agreements — 2.3%
Barclays Capital Repurchase Agreement, dated 6/28/13, 0.060%, due 7/01/13 (i)	4,500,000	4,500,000
Barclays Capital Repurchase Agreement, dated 6/28/13, 0.180%, due 7/01/13 (j)	3,400,000	3,400,000
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (k)	669,331	669,331

		8,569,331

Time Deposits — 0.0%
Euro Time Deposit 0.010% 7/01/13	1,245	1,245

U.S. Treasury Bills — 0.5%
U.S. Treasury Bill 0.010% 8/08/13	1,250,000	1,249,950
U.S. Treasury Bill 0.010% 8/15/13	480,000	479,983
U.S. Treasury Bill 0.010% 8/22/13	220,000	219,994

		1,949,927

TOTAL SHORT-TERM INVESTMENTS (Cost $13,892,365)		13,892,365

TOTAL INVESTMENTS — 128.5% (Cost $480,094,894) (l)		475,202,209

Other Assets/(Liabilities) — (28.5)%		(105,272,665)

NET ASSETS — 100.0%		$369,929,544

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $17,790,689 or 4.81% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2013, these securities amounted to a value of $6,917,957 or 1.87% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2013, these securities amounted to a value of $297,379 or 0.08% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	All or portion of this security is held as collateral for open reverse repurchase agreements. (Note 2)
(i)	Maturity value of $4,500,120. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 12/31/15, and an aggregate market value, including accrued interest, of $4,594,883.
(j)	Maturity value of $3,400,051. Collateralized by U.S. Government Agency obligations with a rate of 0.625%, maturity date of 07/05/12, and an aggregate market value, including accrued interest, of $3,495,739.
(k)	Maturity value of $669,331. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $685,300.
(l)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.6%
Basic Materials — 2.9%
Chemicals — 1.2%
Axiall Corp.	9,859	$419,797
Ferro Corp. (a)	127,480	885,986
Methanex Corp.	33,813	1,446,858
Minerals Technologies, Inc.	21,040	869,794

		3,622,435

Forest Products & Paper — 1.6%
KapStone Paper and Packaging Corp.	83,030	3,336,145
Potlatch Corp.	33,590	1,358,380

		4,694,525

Mining — 0.1%
AuRico Gold, Inc.	32,449	141,802

		8,458,762

Communications — 8.3%
Internet — 3.7%
Angie’s List, Inc. (a) (b)	19,000	504,450
Dealertrack Technologies, Inc. (a)	24,450	866,264
Dropbox, Inc. (a) (c)	12,328	111,557
HomeAway, Inc. (a)	12,010	388,404
IAC/InterActiveCorp	45,554	2,166,548
OpenTable, Inc. (a) (b)	36,800	2,353,360
Shutterstock, Inc. (a)	13,090	730,160
Stamps.com, Inc. (a)	12,110	477,013
Tremor Video, Inc. (a)	10,700	96,300
Trulia, Inc. (a) (b)	29,180	907,206
ValueClick, Inc. (a)	31,700	782,356
Web.com Group, Inc. (a)	54,680	1,399,808

		10,783,426

Media — 2.1%
FactSet Research Systems, Inc. (b)	37,662	3,839,264
The New York Times Co. Class A (a)	15,600	172,536
Pandora Media, Inc. (a) (b)	103,177	1,898,457

		5,910,257

Telecommunications — 2.5%
Aruba Networks, Inc. (a)	13,410	205,978
Ciena Corp. (a)	145,450	2,824,639
DigitalGlobe, Inc. (a)	26,610	825,176
Ixia (a)	41,401	761,778
JDS Uniphase Corp. (a)	71,520	1,028,457
tw telecom, Inc. (a)	26,550	747,117
Vonage Holdings Corp. (a)	334,700	947,201

		7,340,346

		24,034,029

	Number of Shares	Value
Consumer, Cyclical — 15.9%
Airlines — 0.5%
JetBlue Airways Corp. (a) (b)	132,100	$832,230
Spirit Airlines, Inc. (a)	23,300	740,241

		1,572,471

Apparel — 2.4%
Quiksilver, Inc. (a)	49,982	321,884
Skechers U.S.A., Inc. Class A (a)	25,950	623,059
Steven Madden Ltd. (a)	13,920	673,450
Under Armour, Inc. Class A (a)	90,300	5,391,813

		7,010,206

Automotive & Parts — 1.2%
Dana Holding Corp.	62,520	1,204,135
Tenneco, Inc. (a)	48,780	2,208,758

		3,412,893

Distribution & Wholesale — 0.9%
Watsco, Inc.	23,400	1,964,664
WESCO International, Inc. (a) (b)	9,884	671,717

		2,636,381

Entertainment — 0.9%
Churchill Downs, Inc.	18,280	1,441,378
DreamWorks Animation SKG, Inc. Class A (a) (b)	41,830	1,073,358

		2,514,736

Home Builders — 0.6%
Standard Pacific Corp. (a)	115,920	965,614
Taylor Morrison Home Corp. (a)	31,811	775,552

		1,741,166

Home Furnishing — 1.0%
Harman International Industries, Inc.	54,800	2,970,160

Hotels Restaurants — 0.0%
Noodles & Co. (a)	3,900	143,325

Leisure Time — 0.3%
LIFE TIME FITNESS, Inc. (a)	14,626	732,909

Retail — 8.1%
AFC Enterprises, Inc. (a)	11,548	415,035
Bloomin’ Brands, Inc. (a)	43,020	1,070,338
Buffalo Wild Wings, Inc. (a)	8,370	821,599
Casey’s General Stores, Inc.	10,040	604,006
The Cheesecake Factory, Inc.	39,940	1,673,087
CST Brands, Inc. (a) (b)	16,472	507,502
Denny’s Corp. (a)	109,700	616,514
Domino’s Pizza, Inc.	21,800	1,267,670
DSW, Inc. Class A	10,710	786,864
Five Below, Inc. (a) (b)	7,740	284,522
Francesca’s Holdings Corp. (a) (b)	92,820	2,579,468
GameStop Corp. Class A (b)	42,240	1,775,347
Hibbett Sports, Inc. (a) (b)	11,310	627,705

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
HSN, Inc.	29,301	$1,574,050
Nu Skin Enterprises, Inc. Class A	12,460	761,555
Panera Bread Co. Class A (a)	13,500	2,510,190
Pier 1 Imports, Inc.	40,817	958,791
Stage Stores, Inc.	103,700	2,436,950
Zumiez, Inc. (a)	78,600	2,259,750

		23,530,943

		46,265,190

Consumer, Non-cyclical — 21.0%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a) (b)	4,500	767,880

Biotechnology — 1.8%
Algeta ASA (a)	11,250	427,527
Alkermes PLC (a)	28,890	828,565
Arena Pharmaceuticals, Inc. (a) (b)	35,910	276,507
Exelixis, Inc. (a) (b)	144,120	654,305
Immunogen, Inc. (a) (b)	22,760	377,588
Incyte Corp. (a) (b)	27,200	598,400
Ironwood Pharmaceuticals, Inc. (a) (b)	74,220	738,489
NPS Pharmaceuticals, Inc. (a)	35,130	530,463
Seattle Genetics, Inc. (a) (b)	23,400	736,164

		5,168,008

Commercial Services — 3.9%
AerCap Holdings NV (a)	75,110	1,311,421
Avis Budget Group, Inc. (a)	24,960	717,600
Convergys Corp.	64,020	1,115,869
CoStar Group, Inc. (a)	4,660	601,466
Heartland Payment Systems, Inc. (b)	24,614	916,871
Huron Consulting Group, Inc. (a)	22,230	1,027,915
On Assignment, Inc. (a)	26,611	711,046
Performant Financial Corp. (a)	41,300	478,667
Team Health Holdings, Inc. (a)	11,810	485,037
TrueBlue, Inc. (a)	77,160	1,624,218
WEX, Inc. (a)	20,240	1,552,408
WNS Holdings Ltd. Sponsored ADR (India) (a)	40,970	683,789

		11,226,307

Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc. (a)	14,450	651,262
Inter Parfums, Inc.	10,410	296,893

		948,155

Foods — 1.8%
Annie’s, Inc. (a) (b)	50,900	2,175,466
Sanderson Farms, Inc.	19,410	1,289,212
WhiteWave Foods Co. Class A (a) (b)	103,000	1,673,750

		5,138,428

	Number of Shares	Value
Health Care – Products — 5.9%
Cyberonics, Inc. (a)	73,200	$3,803,472
Dexcom, Inc. (a)	286,670	6,435,741
HeartWare International, Inc. (a) (b)	26,780	2,547,046
Insulet Corp. (a)	46,150	1,449,572
Spectranetics Corp. (a)	82,200	1,535,496
Volcano Corp. (a)	74,800	1,356,124

		17,127,451

Health Care – Services — 3.7%
Acadia Healthcare Co., Inc. (a)	17,076	564,703
Community Health Systems, Inc.	26,100	1,223,568
Covance, Inc. (a)	22,961	1,748,251
Health Management Associates, Inc. Class A (a)	112,020	1,760,954
Kindred Healthcare, Inc. (a)	91,290	1,198,638
LifePoint Hospitals, Inc. (a)	17,900	874,236
Vocera Communications, Inc. (a)	117,100	1,721,370
WellCare Health Plans, Inc. (a)	32,268	1,792,487

		10,884,207

Household Products — 0.2%
Spectrum Brands Holdings, Inc.	13,019	740,391

Pharmaceuticals — 1.6%
AVANIR Pharmaceuticals, Inc. (a) (b)	172,250	792,350
Cubist Pharmaceuticals, Inc. (a)	11,140	538,062
Hyperion Therapeutics, Inc. (a) (b)	19,180	421,960
The Medicines Co. (a)	16,150	496,774
Optimer Pharmaceuticals, Inc. (a) (b)	29,060	420,498
Salix Pharmaceuticals Ltd. (a)	28,980	1,917,027
TESARO, Inc. (a)	2,700	88,398

		4,675,069

Textiles — 1.5%
Fifth & Pacific Cos., Inc. (a)	49,390	1,103,373
Samsonite International SA	244,910	589,786
Tumi Holdings, Inc. (a)	117,410	2,817,840

		4,510,999

		61,186,895

Energy — 7.8%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a) (b)	29,340	1,312,378
Headwaters, Inc. (a)	75,140	664,238

		1,976,616

Oil & Gas — 1.7%
Comstock Resources, Inc.	54,640	859,487
Diamondback Energy, Inc. (a)	8,890	296,215
Painted Pony Petroleum Ltd. (a)	49,010	395,174
Rex Energy Corp. (a)	28,630	503,315
Rosetta Resources, Inc. (a)	28,550	1,213,946
SemGroup Corp. Class A	29,360	1,581,330

		4,849,467

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 5.4%
CARBO Ceramics, Inc. (b)	15,800	$1,065,394
Core Laboratories NV	18,800	2,851,208
Dril-Quip, Inc. (a)	53,300	4,812,457
Forum Energy Technologies, Inc. (a) (b)	64,000	1,947,520
Hornbeck Offshore Services, Inc. (a)	31,600	1,690,600
ION Geophysical Corp. (a)	125,833	757,515
Key Energy Services, Inc. (a)	111,530	663,603
TETRA Technologies, Inc. (a)	125,000	1,282,500
Trican Well Service Ltd. (b)	54,240	721,000

		15,791,797

		22,617,880

Financial — 12.0%
Banks — 2.5%
Associated Banc-Corp.	54,000	839,700
BancFirst Corp.	3,500	162,925
BancorpSouth, Inc.	7,560	133,812
Boston Private Financial Holdings, Inc.	77,470	824,281
CapitalSource, Inc.	94,260	884,159
First Horizon National Corp.	90,300	1,011,360
Hancock Holding Co.	31,300	941,191
International Bancshares Corp.	43,740	987,649
National Penn Bancshares, Inc.	81,530	828,345
Sterling Financial Corp.	23,093	549,151

		7,162,573

Diversified Financial — 5.8%
AllianceBernstein Holding LP	38,800	807,816
Altisource Residential Corp. (a) (b)	4,910	81,948
Financial Engines, Inc.	70,610	3,219,110
Greenhill & Co., Inc.	47,200	2,158,928
Investment Technology Group, Inc. (a)	31,100	434,778
Portfolio Recovery Associates, Inc. (a)	36,900	5,668,947
Virtus Investment Partners, Inc. (a)	2,623	462,356
WageWorks, Inc. (a)	76,855	2,647,655
WisdomTree Investments, Inc. (a)	119,890	1,387,127

		16,868,665

Insurance — 1.5%
Argo Group International Holdings Ltd.	1,000	42,390
eHealth, Inc. (a)	50,370	1,144,406
The Hanover Insurance Group, Inc.	18,610	910,587
Primerica, Inc.	31,540	1,180,858
Protective Life Corp.	25,670	985,985

		4,264,226

Investment Companies — 0.3%
Solar Capital Ltd.	37,150	857,794

	Number of Shares	Value
Real Estate — 0.8%
Alexander & Baldwin, Inc. (a)	21,010	$835,148
HFF, Inc.	93,200	1,656,164

		2,491,312

Real Estate Investment Trusts (REITS) — 1.1%
MFA Financial, Inc.	101,290	855,900
NorthStar Realty Finance Corp. (b)	49,400	449,540
Pebblebrook Hotel Trust	37,540	970,409
Redwood Trust, Inc.	22,370	380,290
Zillow, Inc. Class A (a) (b)	9,870	555,681

		3,211,820

		34,856,390

Industrial — 15.8%
Aerospace & Defense — 1.2%
Esterline Technologies Corp. (a)	700	50,603
Moog, Inc. Class A (a)	39,620	2,041,619
Teledyne Technologies, Inc. (a)	20,480	1,584,128

		3,676,350

Building Materials — 1.5%
Apogee Enterprises, Inc.	20,395	489,480
Armstrong World Industries, Inc. (a)	36,447	1,741,802
Lennox International, Inc.	8,360	539,554
Louisiana-Pacific Corp. (a)	48,022	710,245
Owens Corning, Inc. (a)	20,180	788,635

		4,269,716

Electrical Components & Equipment — 0.3%
Generac Holdings, Inc.	10,500	388,605
GrafTech International Ltd. (a) (b)	53,700	390,936

		779,541

Electronics — 1.0%
Imax Corp. (a)	49,600	1,233,056
Rogers Corp. (a)	36,850	1,743,742

		2,976,798

Environmental Controls — 1.1%
Waste Connections, Inc.	76,800	3,159,552

Hand & Machine Tools — 0.3%
Kennametal, Inc.	22,840	886,877

Machinery – Diversified — 5.9%
Altra Holdings, Inc.	24,006	657,284
Applied Industrial Technologies, Inc.	14,494	700,495
Briggs & Stratton Corp.	34,965	692,307
Cognex Corp.	31,500	1,424,430
DXP Enterprises, Inc. (a)	6,299	419,514
Graco, Inc.	47,700	3,015,117
iRobot Corp. (a)	20,160	801,763
The Middleby Corp. (a)	13,300	2,262,197
Nordson Corp.	25,300	1,753,543
Proto Labs, Inc. (a) (b)	28,400	1,845,148
Wabtec Corp.	67,500	3,606,525

		17,178,323

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 2.7%
Acuity Brands, Inc.	30,270	$2,285,990
FreightCar America, Inc.	23,748	403,479
Hexcel Corp. (a)	78,000	2,655,900
Polypore International, Inc. (a) (b)	12,439	501,292
Raven Industries, Inc.	71,800	2,152,564

		7,999,225

Packaging & Containers — 0.7%
Graphic Packaging Holding Co. (a)	177,060	1,370,444
Packaging Corporation of America	11,710	573,322

		1,943,766

Transportation — 1.1%
Con-way, Inc.	21,660	843,874
Landstar System, Inc.	10,437	537,505
Old Dominion Freight Line, Inc. (a)	20,027	833,524
Swift Transportation Co. (a)	58,360	965,274

		3,180,177

		46,050,325

Technology — 12.6%
Computers — 1.7%
Cadence Design Systems, Inc. (a)	138,810	2,009,969
FleetMatics Group PLC (a) (b)	33,020	1,097,254
LivePerson, Inc. (a)	34,350	307,604
MICROS Systems, Inc. (a) (b)	27,900	1,203,885
Virtusa Corp. (a)	18,535	410,736

		5,029,448

Semiconductors — 3.2%
Cypress Semiconductor Corp. (b)	32,840	352,373
Hittite Microwave Corp. (a)	52,500	3,045,000
IPG Photonics Corp. (b)	17,688	1,074,192
Lattice Semiconductor Corp. (a)	146,420	742,349
Microsemi Corp. (a)	38,010	864,728
Monolithic Power Systems, Inc.	27,050	652,176
Nanometrics, Inc. (a)	37,690	552,912
ON Semiconductor Corp. (a)	90,740	733,179
SunEdison, Inc. (a)	62,232	508,436
Ultratech, Inc. (a)	20,800	763,776

		9,289,121

Software — 7.7%
BroadSoft, Inc. (a)	96,000	2,649,600
Concur Technologies, Inc. (a) (b)	13,150	1,070,147
Cornerstone OnDemand, Inc. (a)	49,000	2,121,210
Demandware, Inc. (a) (b)	6,474	274,562
Envestnet, Inc. (a)	16,330	401,718
Fair Isaac Corp.	7,050	323,102
Imperva, Inc. (a)	32,680	1,471,907
PTC, Inc. (a)	69,730	1,710,477
QLIK Technologies, Inc. (a)	36,980	1,045,425
Servicenow, Inc. (a)	18,075	730,049
Solera Holdings, Inc.	25,000	1,391,250
Splunk, Inc. (a)	8,665	401,709

	Number of Shares	Value
TiVo, Inc. (a)	141,920	$1,568,216
Tyler Technologies, Inc. (a)	48,074	3,295,473
The Ultimate Software Group, Inc. (a)	18,400	2,158,136
Verint Systems, Inc. (a)	48,940	1,735,902

		22,348,883

		36,667,452

Utilities — 0.3%
Gas — 0.3%
Southwest Gas Corp.	19,790	925,974

TOTAL COMMON STOCK (Cost $221,778,835)		281,062,897

TOTAL EQUITIES (Cost $221,778,835)		281,062,897

MUTUAL FUNDS — 15.3%
Diversified Financial — 15.3%
iShares Russell 2000 Growth Index Fund (b)	6,882	767,412
iShares Russell 2000 Index Fund (b)	13,140	1,276,682
State Street Navigator Securities Lending Prime Portfolio (d)	42,647,810	42,647,810

		44,691,904

TOTAL MUTUAL FUNDS (Cost $44,661,760)		44,691,904

TOTAL LONG-TERM INVESTMENTS (Cost $266,440,595)		325,754,801

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (e)	$8,447,932	8,447,932

TOTAL SHORT-TERM INVESTMENTS (Cost $8,447,932)		8,447,932

TOTAL INVESTMENTS — 114.8% (Cost $274,888,527) (f)		334,202,733

Other Assets/(Liabilities) — (14.8)%		(43,192,265)

NET ASSETS — 100.0%		$291,010,468

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $41,598,463. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2013, these securities amounted to a value of $111,557 or 0.04% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $8,447,939. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $8,623,056.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 8.1%
Chemicals — 2.5%
American Vanguard Corp.	33,200	$777,875
Innospec, Inc.	43,500	1,747,830
Minerals Technologies, Inc.	19,600	810,264

		3,335,969

Forest Products & Paper — 2.9%
Clearwater Paper Corp. (a)	23,800	1,120,028
Deltic Timber Corp.	16,000	925,120
Potlatch Corp.	30,400	1,229,376
Wausau Paper Corp.	50,400	574,560

		3,849,084

Iron & Steel — 1.0%
Carpenter Technology Corp.	22,600	1,018,582
Schnitzer Steel Industries, Inc. Class A	15,800	369,404

		1,387,986

Mining — 1.7%
AMCOL International Corp.	21,800	690,842
Franco-Nevada Corp.	14,400	515,508
North American Palladium Ltd. (a) (b)	198,700	196,713
Royal Gold, Inc.	13,500	568,080
Stillwater Mining Co. (a) (b)	26,000	279,240

		2,250,383

		10,823,422

Communications — 3.0%
Internet — 0.7%
Safeguard Scientifics, Inc. (a)	61,000	979,050

Media — 0.7%
The Dolan Co. (a) (b)	42,900	69,927
Saga Communications, Inc. Class A	17,900	821,789

		891,716

Telecommunications — 1.6%
Ixia (a)	56,600	1,041,440
Premiere Global Services, Inc. (a)	59,200	714,544
Sonus Networks, Inc. (a)	132,600	399,126

		2,155,110

		4,025,876

Consumer, Cyclical — 13.7%
Airlines — 1.2%
Alaska Air Group, Inc. (a)	31,500	1,638,000

Apparel — 0.4%
The Jones Group, Inc.	22,500	309,375
True Religion Apparel, Inc.	6,800	215,288

		524,663

	Number of Shares	Value
Automotive & Parts — 0.4%
Modine Manufacturing Co. (a)	52,600	$572,288

Distribution & Wholesale — 3.0%
Beacon Roofing Supply, Inc. (a)	64,700	2,450,836
Pool Corp.	29,500	1,546,095

		3,996,931

Entertainment — 0.7%
Ascent Media Corp. Series A (a)	12,500	975,875

Home Builders — 2.1%
M/I Homes, Inc. (a)	20,100	461,496
Meritage Home Corp. (a)	32,800	1,422,208
Winnebago Industries, Inc. (a)	44,900	942,451

		2,826,155

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc. (b)	19,300	555,840
Stanley Furniture Co., Inc. (a)	18,200	72,800

		628,640

Leisure Time — 0.4%
Brunswick Corp.	16,100	514,395

Lodging — 0.6%
Orient-Express Hotels Ltd. (a)	61,200	744,192

Retail — 3.2%
Fred’s, Inc. Class A	27,500	425,975
Haverty Furniture Cos., Inc.	40,700	936,507
MarineMax, Inc. (a)	37,100	420,343
The Men’s Wearhouse, Inc.	29,000	1,097,650
Red Robin Gourmet Burgers, Inc. (a)	7,200	397,296
Stein Mart, Inc.	65,800	898,170

		4,175,941

Textiles — 1.2%
Culp, Inc.	26,000	452,140
G&K Services, Inc. Class A	24,100	1,147,160

		1,599,300

		18,196,380

Consumer, Non-cyclical — 10.1%
Agriculture — 0.2%
Alliance One International, Inc. (a)	80,700	306,660

Biotechnology — 0.4%
Momenta Pharmaceuticals, Inc. (a)	32,000	481,920

Commercial Services — 5.6%
Aaron’s, Inc.	89,100	2,495,691
Electro Rent Corp.	55,300	928,487
FTI Consulting, Inc. (a)	11,000	361,790
Landauer, Inc.	9,200	444,452
McGrath RentCorp	45,500	1,554,280
Navigant Consulting, Inc. (a)	49,000	588,000
On Assignment, Inc. (a)	40,200	1,074,144

		7,446,844

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Foods — 0.4%
Nash Finch Co.	21,000	$462,210

Health Care – Products — 1.7%
Quidel Corp. (a) (b)	27,500	702,075
West Pharmaceutical Services, Inc.	21,600	1,517,616

		2,219,691

Health Care – Services — 1.0%
National Healthcare Corp.	16,900	807,820
Triple-S Management Corp. Class B (a)	25,000	536,750

		1,344,570

Household Products — 0.4%
CSS Industries, Inc.	23,600	588,348

Textiles — 0.4%
Fifth & Pacific Cos., Inc. (a)	26,200	585,308

		13,435,551

Energy — 4.7%
Coal — 0.4%
Cloud Peak Energy, Inc. (a)	29,500	486,160

Oil & Gas — 3.2%
Atwood Oceanics, Inc. (a)	12,500	650,625
Hercules Offshore, Inc. (a)	43,300	304,832
Northern Oil and Gas, Inc. (a) (b)	50,800	677,672
Oasis Petroleum, Inc. (a)	33,600	1,306,032
PDC Energy, Inc. (a)	15,500	797,940
Swift Energy Co. (a)	38,500	461,615

		4,198,716

Oil & Gas Services — 1.1%
C&J Energy Services, Inc. (a) (b)	19,000	368,030
CARBO Ceramics, Inc. (b)	8,100	546,183
TETRA Technologies, Inc. (a)	58,100	596,106

		1,510,319

		6,195,195

Financial — 22.3%
Banks — 8.1%
Columbia Banking System, Inc.	19,800	471,438
East West Bancorp, Inc.	80,126	2,203,465
Glacier Bancorp, Inc.	53,500	1,187,165
Home Bancshares, Inc.	67,800	1,760,766
Sandy Spring Bancorp, Inc.	29,400	635,628
Signature Bank (a)	12,800	1,062,656
SVB Financial Group (a)	27,100	2,257,972
Wintrust Financial Corp.	31,500	1,205,820

		10,784,910

Diversified Financial — 1.9%
JMP Group, Inc.	27,700	183,928
Piper Jaffray Cos., Inc. (a)	10,500	331,905
Stifel Financial Corp. (a)	55,200	1,968,984

		2,484,817

	Number of Shares	Value
Insurance — 5.6%
Assured Guaranty Ltd.	25,382	$559,927
Employers Holdings, Inc.	22,100	540,345
Markel Corp. (a)	2,215	1,167,194
Meadowbrook Insurance Group, Inc.	80,500	646,415
National Interstate Corp.	36,500	1,067,625
ProAssurance Corp.	58,200	3,035,712
Radian Group, Inc.	40,300	468,286

		7,485,504

Investment Companies — 0.2%
Ares Capital Corp.	20,000	344,000

Real Estate — 0.4%
Terreno Realty Corp.	30,000	555,900

Real Estate Investment Trusts (REITS) — 6.1%
Acadia Realty Trust	34,800	859,212
CBL & Associates Properties, Inc.	55,500	1,188,810
Cedar Realty Trust, Inc.	60,900	315,462
First Potomac Realty Trust	58,000	757,480
Kilroy Realty Corp.	26,100	1,383,561
LaSalle Hotel Properties	37,850	934,895
Pebblebrook Hotel Trust	41,100	1,062,435
PS Business Parks, Inc.	3,400	245,378
Saul Centers, Inc.	16,500	733,590
Washington Real Estate Investment Trust	22,000	592,020

		8,072,843

		29,727,974

Industrial — 26.6%
Aerospace & Defense — 0.9%
Kaman Corp.	21,500	743,040
Kratos Defense & Security Solutions, Inc. (a)	59,000	382,320

		1,125,360

Building Materials — 3.3%
Comfort Systems USA, Inc.	36,000	537,120
Drew Industries, Inc.	35,800	1,407,656
Gibraltar Industries, Inc. (a)	46,500	677,040
Quanex Building Products Corp.	28,000	471,520
Texas Industries, Inc. (a) (b)	7,800	508,092
Universal Forest Products, Inc.	19,700	786,424

		4,387,852

Electrical Components & Equipment — 2.7%
Advanced Energy Industries, Inc. (a)	43,800	762,558
Belden, Inc.	26,900	1,343,117
Littelfuse, Inc.	19,000	1,417,590

		3,523,265

Electronics — 2.8%
Analogic Corp.	9,100	662,753
Electro Scientific Industries, Inc.	50,100	539,076

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fabrinet (a)	38,400	$537,600
Methode Electronics, Inc.	21,300	362,313
Newport Corp. (a)	33,100	461,083
Woodward, Inc.	30,200	1,208,000

		3,770,825

Engineering & Construction — 0.7%
Aegion Corp. (a)	40,600	913,906

Environmental Controls — 1.6%
Mine Safety Appliances Co.	23,900	1,112,545
Waste Connections, Inc.	25,400	1,044,956

		2,157,501

Hand & Machine Tools — 0.6%
Franklin Electric Co., Inc.	23,600	794,140

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc.	15,100	517,779

Machinery – Diversified — 2.8%
Cognex Corp.	10,200	461,244
IDEX Corp.	20,700	1,113,867
Nordson Corp.	25,100	1,739,681
Proto Labs, Inc. (a) (b)	6,800	441,796

		3,756,588

Manufacturing — 2.7%
AptarGroup, Inc.	31,200	1,722,552
Matthews International Corp. Class A	30,200	1,138,540
Myers Industries, Inc.	51,900	779,019

		3,640,111

Metal Fabricate & Hardware — 1.3%
Circor International, Inc.	16,800	854,448
RBC Bearings, Inc. (a)	7,100	368,845
Sun Hydraulics Corp.	15,700	491,096

		1,714,389

Transportation — 6.8%
GasLog Ltd.	57,000	729,600
Genesee & Wyoming, Inc. Class A (a)	28,550	2,422,182
Hub Group, Inc. Class A (a)	22,300	812,166
Kirby Corp. (a)	26,050	2,072,017
Landstar System, Inc.	48,500	2,497,750
Teekay Tankers Ltd. Class A (b)	93,000	244,590
Universal Truckload Services, Inc. (a)	11,800	284,498

		9,062,803

		35,364,519

Technology — 4.3%
Computers — 0.2%
Xyratex Ltd.	26,700	268,602

Semiconductors — 2.4%
ATMI, Inc. (a)	20,600	487,190
Brooks Automation, Inc.	40,600	395,038
Cabot Microelectronics Corp. (a)	26,500	874,765

	Number of Shares	Value
Entegris, Inc. (a)	55,600	$522,084
Teradyne, Inc. (a)	50,200	882,014

		3,161,091

Software — 1.7%
Accelrys, Inc. (a)	29,010	243,684
Progress Software Corp. (a)	44,900	1,033,149
SYNNEX Corp. (a)	25,200	1,065,456

		2,342,289

		5,771,982

Utilities — 4.5%
Electric — 3.3%
Black Hills Corp.	14,600	711,750
Cleco Corp.	30,650	1,423,080
El Paso Electric Co.	27,800	981,618
NorthWestern Corp.	18,900	754,110
Pike Electric Corp.	31,200	383,760
UNS Energy Corp.	3,800	169,974

		4,424,292

Gas — 1.2%
PNM Resources, Inc.	25,600	568,064
Southwest Gas Corp.	20,900	977,911

		1,545,975

		5,970,267

TOTAL COMMON STOCK (Cost $86,222,845)		129,511,166

TOTAL EQUITIES (Cost $86,222,845)		129,511,166

MUTUAL FUNDS — 3.9%
Diversified Financial — 3.9%
iShares Russell 2000 Value Index Fund (b)	11,300	970,670
State Street Navigator Securities Lending Prime Portfolio (c)	4,184,995	4,184,995
T. Rowe Price Reserve Investment Fund	1,001	1,001

		5,156,666

TOTAL MUTUAL FUNDS (Cost $4,933,427)		5,156,666

TOTAL LONG-TERM INVESTMENTS (Cost $91,156,272)		134,667,832

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.7%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 06/28/2013, 0.010%, due 7/01/13 (d)	$3,071,853	$3,071,853

Time Deposits — 0.4%
Euro Time Deposit 0.010% 7/01/13	520,449	520,449

TOTAL SHORT-TERM INVESTMENTS (Cost $3,592,302)		3,592,302

TOTAL INVESTMENTS — 103.9% (Cost $94,748,574) (e)		138,260,134

Other Assets/(Liabilities) — (3.9)%		(5,241,951)

NET ASSETS — 100.0%		$133,018,183

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2013, was $4,032,972. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,071,856. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,133,901.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 5.5%
Chemicals — 3.3%
Axiall Corp.	41,190	$1,753,870
Chemtura Corp. (a)	107,120	2,174,536
Huntsman Corp.	132,980	2,202,149

		6,130,555

Iron & Steel — 2.2%
Reliance Steel & Aluminum Co.	30,350	1,989,746
Steel Dynamics, Inc.	151,340	2,256,479

		4,246,225

		10,376,780

Communications — 3.8%
Media — 0.7%
Gannett Co., Inc.	51,270	1,254,064

Telecommunications — 3.1%
Amdocs Ltd.	70,020	2,597,042
Anixter International, Inc. (a)	25,080	1,901,315
Harris Corp.	28,360	1,396,730

		5,895,087

		7,149,151

Consumer, Cyclical — 18.9%
Apparel — 1.3%
The Jones Group, Inc.	173,090	2,379,988

Automotive & Parts — 4.8%
Dana Holding Corp.	93,540	1,801,580
Lear Corp.	40,480	2,447,421
Tenneco, Inc. (a)	40,510	1,834,293
TRW Automotive Holdings Corp. (a)	43,680	2,902,099

		8,985,393

Entertainment — 1.4%
Regal Entertainment Group Class A	148,510	2,658,329

Home Builders — 4.7%
Meritage Home Corp. (a)	55,820	2,420,355
NVR, Inc. (a)	1,778	1,639,316
PulteGroup, Inc. (a)	125,680	2,384,150
Thor Industries, Inc.	49,990	2,458,508

		8,902,329

Leisure Time — 1.0%
Royal Caribbean Cruises Ltd.	57,030	1,901,380

Lodging — 1.2%
MGM Resorts International (a)	152,300	2,250,994

Office Furnishings — 1.1%
Steelcase, Inc. Class A	143,570	2,093,251

Retail — 3.4%
GameStop Corp. Class A	30,320	1,274,349

	Number of Shares	Value
The Men’s Wearhouse, Inc.	81,840	$3,097,644
Office Depot, Inc. (a)	490,410	1,897,887

		6,269,880

		35,441,544

Consumer, Non-cyclical — 7.2%
Commercial Services — 0.9%
Convergys Corp.	98,322	1,713,752

Foods — 1.0%
Dole Food Co., Inc. (a)	140,380	1,789,845

Health Care – Services — 4.3%
Health Net, Inc. (a)	89,000	2,831,980
LifePoint Hospitals, Inc. (a)	52,720	2,574,845
Universal Health Services, Inc. Class B	39,660	2,655,633

		8,062,458

Household Products — 1.0%
Avery Dennison Corp.	44,210	1,890,420

		13,456,475

Energy — 6.1%
Oil & Gas — 4.8%
Bill Barrett Corp. (a)	84,270	1,703,940
Cimarex Energy Co.	36,550	2,375,385
Helmerich & Payne, Inc.	33,580	2,097,071
Stone Energy Corp. (a)	51,110	1,125,953
Western Refining, Inc.	65,660	1,843,076

		9,145,425

Oil & Gas Services — 1.3%
Helix Energy Solutions Group, Inc. (a)	103,560	2,386,022

		11,531,447

Financial — 26.2%
Banks — 9.0%
Associated Banc-Corp.	94,060	1,462,633
CapitalSource, Inc.	193,200	1,812,216
Comerica, Inc.	65,190	2,596,518
Huntington Bancshares, Inc.	351,230	2,767,692
Popular, Inc. (a)	91,019	2,760,606
Susquehanna Bancshares, Inc.	111,815	1,436,823
Webster Financial Corp.	46,130	1,184,618
Zions Bancorp	99,760	2,881,069

		16,902,175

Diversified Financial — 1.1%
E*TRADE Financial Corp. (a)	161,690	2,046,995

Insurance — 8.7%
Aspen Insurance Holdings Ltd.	71,190	2,640,437
Fidelity National Financial, Inc. Class A	104,740	2,493,860
Genworth Financial, Inc. Class A (a)	193,290	2,205,439

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Reinsurance Group of America, Inc. Class A	27,720	$1,915,729
Torchmark Corp.	36,470	2,375,656
Unum Group	77,260	2,269,126
Validus Holdings Ltd.	69,210	2,499,865

		16,400,112

Real Estate Investment Trusts (REITS) — 6.0%
BioMed Realty Trust, Inc.	72,660	1,469,912
Camden Property Trust	17,300	1,196,122
LTC Properties, Inc.	47,900	1,870,495
Medical Properties Trust, Inc.	114,230	1,635,774
Mid-America Apartment Communities, Inc.	17,440	1,181,909
Plum Creek Timber Co., Inc.	30,070	1,403,367
RLJ Lodging Trust	116,950	2,630,205

		11,387,784

Savings & Loans — 1.4%
First Niagara Financial Group, Inc.	253,320	2,550,933

		49,287,999

Industrial — 18.6%
Electrical Components & Equipment — 1.8%
EnerSys	24,970	1,224,529
General Cable Corp.	69,440	2,135,280

		3,359,809

Electronics — 7.2%
Arrow Electronics, Inc. (a)	64,870	2,585,069
AU Optronics Corp. Sponsored ADR (Taiwan) (a)	309,286	1,070,130
Avnet, Inc. (a)	75,290	2,529,744
Flextronics International Ltd. (a)	163,730	1,267,270
Jabil Circuit, Inc.	108,210	2,205,320
TTM Technologies, Inc. (a)	161,450	1,356,180
Vishay Intertechnology, Inc. (a)	179,240	2,489,644

		13,503,357

Engineering & Construction — 1.8%
Granite Construction, Inc.	69,650	2,072,784
Tutor Perini Corp. (a)	76,670	1,386,960

		3,459,744

Machinery – Construction & Mining — 1.1%
Terex Corp. (a)	80,150	2,107,945

Metal Fabricate & Hardware — 2.6%
Commercial Metals Co.	149,010	2,200,878
The Timken Co.	48,040	2,703,691

		4,904,569

Packaging & Containers — 0.8%
Graphic Packaging Holding Co. (a)	188,520	1,459,145

Transportation — 2.3%
Bristow Group, Inc.	26,550	1,734,246
Con-way, Inc.	67,010	2,610,709

		4,344,955

	Number of Shares	Value
Trucking & Leasing — 1.0%
Aircastle Ltd.	117,110	$1,872,589

		35,012,113

Technology — 8.0%
Retail — 0.9%
Insight Enterprises, Inc. (a)	100,120	1,776,129

Semiconductors — 5.8%
Amkor Technology, Inc. (a)	213,080	897,067
Entegris, Inc. (a)	225,100	2,113,689
Lam Research Corp. (a)	53,020	2,350,906
Micron Technology, Inc. (a)	126,230	1,808,876
MKS Instruments, Inc.	49,998	1,326,947
SunEdison, Inc. (a)	293,600	2,398,712

		10,896,197

Software — 1.3%
Electronic Arts, Inc. (a)	106,510	2,446,535

		15,118,861

Utilities — 5.0%
Electric — 1.5%
NV Energy, Inc.	117,550	2,757,723

Gas — 3.5%
Atmos Energy Corp.	45,790	1,880,137
PNM Resources, Inc.	100,090	2,220,997
UGI Corp.	63,070	2,466,668

		6,567,802

		9,325,525

TOTAL COMMON STOCK (Cost $156,023,520)		186,699,895

TOTAL EQUITIES (Cost $156,023,520)		186,699,895

TOTAL LONG-TERM INVESTMENTS (Cost $156,023,520)		186,699,895

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/28/13, 0.010%, due 7/01/13 (b)	$1,182,896	1,182,896

TOTAL SHORT-TERM INVESTMENTS (Cost $1,182,896)		1,182,896

The accompanying notes are an integral part of the financial statements.

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.9% (Cost $157,206,416) (c)	$187,882,791

Other Assets/(Liabilities) — 0.1%	167,605

NET ASSETS — 100.0%	$188,050,396

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,182,897. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,208,251.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Assets:
Investments, at value (Note 2) (a)	$370,412,887	$531,623,158
Short-term investments, at value (Note 2) (b)	3,525,049	27,969,686

Total investments (c)	373,937,936	559,592,844

Foreign currency, at value (d)	7,994	-
Receivables from:
Investments sold	1,733,634	465,977
Investment adviser (Note 3)	-	-
Fund shares sold	123,118	133,532
Interest and dividends	191,620	766,625
Foreign taxes withheld	9,367	-

Total assets	376,003,669	560,958,978

Liabilities:
Payables for:
Investments purchased	1,260,768	1,565,773
Fund shares repurchased	62,762	112,194
Variation margin on open derivative instruments (Note 2)	-	-
Securities on loan (Note 2)	-	-
Trustees’ fees and expenses (Note 3)	53,011	96,403
Affiliates (Note 3):
Investment management fees	216,338	324,462
Administration fees	-	-
Service fees	10,858	28,762
Due to custodian	-	1,105
Accrued expense and other liabilities	47,872	56,956

Total liabilities	1,651,609	2,185,655

Net assets	$374,352,060	$558,773,323

Net assets consist of:
Paid-in capital	$213,664,127	$420,471,674
Undistributed (accumulated) net investment income (loss)	824,582	15,235,779
Accumulated net realized gain (loss) on investments and foreign currency transactions	53,511,351	(12,441,081)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	106,352,000	135,506,951

Net assets	$374,352,060	$558,773,323

(a) Cost of investments:	$264,062,213	$396,113,550
(b) Cost of short-term investments:	$3,525,049	$27,969,686
(c) Securities on loan with market value of:	$-	$-
(d) Cost of foreign currency:	$7,986	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$348,623,096	$140,284,650	$379,881,931	$205,954,857	$205,872,238
7,557,553	12,941,184	18,172,660	3,011,059	2,660,246

356,180,649	153,225,834	398,054,591	208,965,916	208,532,484

-	-	33,709	-	-

44,778	-	-	1,583,137	-
9,923	-	-	650	-
96,551	70,604	119,504	48,283	49,879
434,320	107,270	972,420	111,548	243,967
-	-	583,003	4,045	23,236

356,766,221	153,403,708	399,763,227	210,713,579	208,849,566

65,228	1,002,242	42,141	1,249,373	726,129
33,190	20,766	385,053	29,528	29,121
35,770	-	-	-	-
-	-	12,340,871	-	-
150,119	7,183	66,025	9,934	13,933

27,557	88,178	271,723	113,219	104,194
46,262	11,757	-	16,174	16,030
8,268	1,150	4,507	448	532
-	-	-	5	-
47,070	30,496	64,340	42,766	35,312

413,464	1,161,772	13,174,660	1,461,447	925,251

$356,352,757	$152,241,936	$386,588,567	$209,252,132	$207,924,315

$236,508,356	$109,407,563	$395,953,744	$171,563,153	$145,769,420
9,277,641	305,840	14,593,511	720,181	5,271,327
(4,110,285)	8,185,296	(29,610,844)	6,079,769	12,381,848
114,677,045	34,343,237	5,652,156	30,889,029	44,501,720

$356,352,757	$152,241,936	$386,588,567	$209,252,132	$207,924,315

$233,940,069	$105,941,413	$374,253,758	$175,065,828	$161,370,494
$7,557,553	$12,941,184	$18,172,660	$3,011,059	$2,660,246
$-	$-	$11,744,618	$-	$-
$-	$-	$33,910	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Initial Class shares:
Net assets	$357,011,912	$512,414,104

Shares outstanding (a)	23,596,084	42,432,870

Net asset value, offering price and redemption price per share	$15.13	$12.08

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$17,340,148	$46,359,219

Shares outstanding (a)	1,157,561	3,864,889

Net asset value, offering price and redemption price per share	$14.98	$11.99

Service Class I shares :
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$-	$-	$379,665,794	$-	$-

-	-	39,191,918	-	-

$-	$-	$9.69	$-	$-

$85,818,807	$-	$-	$-	$-

4,221,619	-	-	-	-

$20.33	$-	$-	$-	$-

$121,905,437	$149,981,171	$-	$208,466,542	$206,871,929

5,980,910	10,934,573	-	16,897,823	14,345,868

$20.38	$13.72	$-	$12.34	$14.42

$134,555,791	$-	$-	$-	$-

6,603,991	-	-	-	-

$20.37	$-	$-	$-	$-

$-	$-	$6,922,773	$-	$-

-	-	718,665	-	-

$-	$-	$9.63	$-	$-

$14,072,722	$2,260,765	$-	$785,590	$1,052,386

703,949	165,192	-	63,850	73,233

$19.99	$13.69	$-	$12.30	$14.37

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Assets:
Investments, at value (Note 2) (a)	$156,210,006	$132,781,347
Short-term investments, at value (Note 2) (b)	1,653,107	1,414,537

Total investments (c)	157,863,113	134,195,884

Foreign currency, at value (d)	3,435	2
Receivables from:
Investments sold	211,356	-
Investment adviser (Note 3)	6,989	-
Fund shares sold	173,179	124,116
Interest and dividends	168,477	109,712
Foreign taxes withheld	149,216	5,172

Total assets	158,575,765	134,434,886

Liabilities:
Payables for:
Investments purchased	340,691	-
Written options outstanding, at value (Note 2) (e)	-	-
Fund shares repurchased	18,343	319,874
Securities on loan (Note 2)	2,996,769	-
Trustees’ fees and expenses (Note 3)	18,164	40,676
Affiliates (Note 3):
Investment management fees	72,598	52,293
Administration fees	32,558	-
Service fees	3,046	9,198
Due to custodian	10,916	-
Accrued expense and other liabilities	35,855	31,356

Total liabilities	3,528,940	453,397

Net assets	$155,046,825	$133,981,489

Net assets consist of:
Paid-in capital	$110,520,383	$154,397,531
Undistributed (accumulated) net investment income (loss)	3,032,224	2,682,647
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,418,743)	(55,941,371)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	42,912,961	32,842,682

Net assets	$155,046,825	$133,981,489

(a) Cost of investments:	$113,301,493	$99,938,689
(b) Cost of short-term investments:	$1,653,107	$1,414,537
(c) Securities on loan with market value of:	$2,863,488	$-
(d) Cost of foreign currency:	$3,441	$2
(e) Premiums on written options:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$204,454,326	$222,305,739	$220,754,550	$406,703,100
7,008,825	1,119,985	7,801,969	12,531,808

211,463,151	223,425,724	228,556,519	419,234,908

-	-	-	-

-	3,014,356	-	2,362,175
-	-	-	-
60,443	53,949	242,036	221,576
391,013	38,164	270,367	113,589
-	12,695	60,577	-

211,914,607	226,544,888	229,129,499	421,932,248

-	2,678,360	168,692	1,418,983
-	-	4,925,755	-
44,044	34,402	215,473	151,082
-	-	-	18,963,851
33,071	24,484	70,143	65,888

106,466	112,931	129,797	236,767
-	-	-	-
8,272	943	16,511	21,672
-	-	-	2,810
35,056	34,633	33,572	48,517

226,909	2,885,753	5,559,943	20,909,570

$211,687,698	$223,659,135	$223,569,556	$401,022,678

$169,224,539	$169,059,789	$172,296,095	$244,856,130
6,024,767	1,242,724	4,345,876	(1,023,030)
(3,609,739)	29,468,349	35,536,070	44,303,775
40,048,131	23,888,273	11,391,515	112,885,803

$211,687,698	$223,659,135	$223,569,556	$401,022,678

$164,405,905	$198,417,466	$209,797,131	$293,817,297
$7,008,825	$1,119,985	$7,801,969	$12,531,808
$-	$-	$-	$18,554,634
$-	$-	$-	$-
$-	$-	$5,356,102	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Initial Class shares:
Net assets	$-	$119,348,771

Shares outstanding (a)	-	11,476,326

Net asset value, offering price and redemption price per share	$-	$10.40

Class I shares:
Net assets	$133,108,120	$-

Shares outstanding (a)	12,405,117	-

Net asset value, offering price and redemption price per share	$10.73	$-

Class II shares:
Net assets	$16,961,124	$-

Shares outstanding (a)	1,557,540	-

Net asset value, offering price and redemption price per share	$10.89	$-

Service Class shares:
Net assets	$-	$14,632,718

Shares outstanding (a)	-	1,415,150

Net asset value, offering price and redemption price per share	$-	$10.34

Service Class I shares:
Net assets	$4,977,581	$-

Shares outstanding (a)	466,134	-

Net asset value, offering price and redemption price per share	$10.68	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$198,335,270	$222,170,982	$197,391,139	$365,454,102

18,961,093	17,709,763	14,303,233	24,491,328

$10.46	$12.55	$13.80	$14.92

$-	$-	$-	$-

-	-	-	-

$-	$-	$-	$-

$-	$-	$-	$-

-	-	-	-

$-	$-	$-	$-

$13,352,428	$1,488,153	$26,178,417	$35,568,576

1,286,673	119,692	1,909,122	2,413,483

$10.38	$12.43	$13.71	$14.74

$-	$-	$-	$-

-	-	-	-

$-	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Mid Cap Value Fund	MML PIMCO Total Return Fund
Assets:
Investments, at value (Note 2) (a)	$483,734,291	$461,309,844
Short-term investments, at value (Note 2) (b)	4,837,017	13,892,365

Total investments (c)	488,571,308	475,202,209

Foreign currency, at value (d)	-	195,864
Receivables from:
Investments sold	16,374,356	7,056,661
Investments sold on a when-issued basis (Note 2)	-	69,870,586
Open forward foreign currency contracts (Note 2)	35,332	382,511
Investment adviser (Note 3)	-	10,704
Fund shares sold	87,716	198,390
Collateral held for open futures contracts (Note 2)	-	87,000
Collateral held for open swap agreements (Note 2)	-	125,000
Variation margin on open derivative instruments (Note 2)	-	3,491
Interest and dividends	995,547	1,665,863
Open swap agreements, at value (Note 2)	-	65,192

Total assets	506,064,259	554,863,471

Liabilities:
Payables for:
Investments purchased	17,095,517	440,006
Treasury roll transactions	-	1,299,634
Written options outstanding, at value (Note 2) (e)	-	588,834
Reverse repurchase agreements (Note 2)	-	796,000
Open forward foreign currency contracts (Note 2)	3,779	675,121
Fund shares repurchased	252,993	40,568
Interest and dividends	-	1,121
Investments purchased on a when-issued basis (Note 2)	-	180,543,867
Variation margin on open derivative instruments (Note 2)	-	74,488
Securities on loan (Note 2)	-	-
Open swap agreements, at value (Note 2)	-	176,026
Trustees’ fees and expenses (Note 3)	85,686	20,938
Affiliates (Note 3):
Investment management fees	315,494	142,967
Administration fees	-	28,593
Service fees	12,075	5,538
Due to custodian	-	1,245
Accrued expense and other liabilities	57,939	98,981

Total liabilities	17,823,483	184,933,927

Net assets	$488,240,776	$369,929,544

Net assets consist of:
Paid-in capital	$371,108,608	$360,352,709
Undistributed (accumulated) net investment income (loss)	12,979,641	9,960,691
Accumulated net realized gain (loss) on investments and foreign currency transactions	47,305,787	5,263,544
Net unrealized appreciation (depreciation) on investments and foreign currency translations	56,846,740	(5,647,400)

Net assets	$488,240,776	$369,929,544

(a) Cost of investments:	$426,918,448	$466,202,529
(b) Cost of short-term investments:	$4,837,017	$13,892,365
(c) Securities on loan with market value of:	$-	$-
(d) Cost of foreign currency:	$-	$198,689
(e) Premiums on written options:	$-	$171,413

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$325,754,801	$134,667,832	$186,699,895
8,447,932	3,592,302	1,182,896

334,202,733	138,260,134	187,882,791

-	-	-

3,014,782	-	1,061,351
-	-	-
-	-	-
-	722	-
41,419	51,666	7,373
-	-	-
-	-	-
-	-	-
105,813	107,591	168,131
-	-	-

337,364,747	138,420,113	189,119,646

3,291,316	1,040,265	719,572
-	-	-
-	-	-
-	-	-
-	-	-
70,543	16,314	161,547
-	-	-
-	-	-
-	-	-
42,647,810	4,184,995	-
-	-	-
66,787	13,146	41,752

228,361	86,982	108,908
-	25,583	-
4,180	4,736	6,384
-	698	-
45,282	29,211	31,087

46,354,279	5,401,930	1,069,250

$291,010,468	$133,018,183	$188,050,396

$193,911,277	$79,494,501	$165,890,167
(519,732)	960,967	1,973,389
38,304,814	9,051,155	(10,489,535)
59,314,109	43,511,560	30,676,375

$291,010,468	$133,018,183	$188,050,396

$266,440,595	$91,156,272	$156,023,520
$8,447,932	$3,592,302	$1,182,896
$41,598,463	$4,032,972	$-
$-	$-	$-
$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Mid Cap Value Fund	MML PIMCO Total Return Fund
Initial Class shares:
Net assets	$468,404,404	$-

Shares outstanding (a)	36,504,085	-

Net asset value, offering price and redemption price per share	$12.83	$-

Class II shares:
Net assets	$-	$360,828,740

Shares outstanding (a)	-	34,312,015

Net asset value, offering price and redemption price per share	$-	$10.52

Service Class shares:
Net assets	$19,836,372	$-

Shares outstanding (a)	1,557,633	-

Net asset value, offering price and redemption price per share	$12.73	$-

Service Class I shares:
Net assets	$-	$9,100,804

Shares outstanding (a)	-	869,044

Net asset value, offering price and redemption price per share	$-	$10.47

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$284,258,689	$-	$177,631,520

14,478,893	-	14,991,331

$19.63	$-	$11.85

$-	$125,222,620	$-

-	5,913,048	-

$-	$21.18	$-

$6,751,779	$-	$10,418,876

348,745	-	884,723

$19.36	$-	$11.78

$-	$7,795,563	$-

-	371,819	-

$-	$20.97	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MML Blue Chip Growth Fund	MML Equity Income Fund
Investment income (Note 2):
Dividends (a)	$1,471,071	$6,840,697
Interest	165	2,476
Securities lending net income	-	-

Total investment income	1,471,236	6,843,173

Expenses (Note 3):
Investment management fees	1,351,550	2,040,916
Custody fees	20,174	23,202
Audit fees	16,471	16,228
Legal fees	1,178	1,793
Proxy fees	518	518
Shareholder reporting fees	17,651	27,631
Trustees’ fees	10,869	16,503

	1,418,411	2,126,791
Administration fees:
Class I	-	-
Class II	-	-
Class III	-	-
Service Class I	-	-
Service fees:
Service Class	20,439	53,999
Service Class I	-	-

Total expenses	1,438,850	2,180,790
Expenses waived (Note 3):
Class II fees waived by adviser	-	-
Service Class I fees waived by adviser	-	-
Class II administrative fees waived	-	-
Class III administrative fees waived	-	-

Net expenses	1,438,850	2,180,790

Net investment income (loss)	32,386	4,662,383

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	22,677,348	18,475,525
Futures contracts	-	-
Foreign currency transactions	125	(1,875)

Net realized gain (loss)	22,677,473	18,473,650

Net change in unrealized appreciation (depreciation) on:
Investment transactions	18,414,390	49,325,575
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	(236)	(3,371)

Net change in unrealized appreciation (depreciation)	18,414,154	49,322,204

Net realized gain (loss) and change in unrealized appreciation (depreciation)	41,091,627	67,795,854

Net increase (decrease) in net assets resulting from operations	$41,124,013	$72,458,237

(a) Net of withholding tax of:	$2,209	$41,565

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Focused Equity Fund	MML Foreign Fund	MML Fundamental Growth Fund	MML Fundamental Value Fund

$3,648,913	$966,640	$8,376,047	$1,578,933	$2,590,801
503	557	693	123	129
-	-	337,445	-	-

3,649,416	967,197	8,714,185	1,579,056	2,590,930

169,919	546,902	1,672,982	700,852	646,685
17,306	5,502	84,155	27,564	9,409
16,460	16,098	20,338	16,103	16,128
1,141	349	1,275	468	675
518	518	518	518	518
16,621	7,804	19,751	10,217	10,214
11,334	4,458	11,384	6,079	6,054

233,299	581,631	1,810,403	761,801	689,683

124,936	-	-	-	-
110,676	72,218	-	99,804	99,165
32,009	-	-	-	-
18,020	702	-	318	325

-	-	8,648	-	-
15,016	1,756	-	795	813

533,956	656,307	1,819,051	862,718	789,986

-	-	-	(10,853)	-
-	(9)	-	(35)	-
(29,125)	-	-	-	-
(32,009)	-	-	-	-

472,822	656,298	1,819,051	851,830	789,986

3,176,594	310,899	6,895,134	727,226	1,800,944

1,747,616	6,088,415	1,848,269	6,123,297	5,343,978
891,294	-	-	-	-
-	-	(112,740)	-	(1,232)

2,638,910	6,088,415	1,735,529	6,123,297	5,342,746

37,459,695	19,731,189	134,761	17,117,166	22,124,217
(9,517)	-	-	-	-
-	-	(17,841)	-	(24)

37,450,178	19,731,189	116,920	17,117,166	22,124,193

40,089,088	25,819,604	1,852,449	23,240,463	27,466,939

$43,265,682	$26,130,503	$8,747,583	$23,967,689	$29,267,883

$1,252	$-	$866,193	$6,085	$33,125

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MML Global Fund	MML Growth & Income Fund
Investment income (Note 2):
Dividends (a)	$1,991,576	$1,247,456
Interest	96	31
Securities lending net income	51,307	-

Total investment income	2,042,979	1,247,487

Expenses (Note 3):
Investment management fees	456,138	333,281
Custody fees	27,350	12,428
Audit fees	17,847	16,120
Legal fees	540	425
Proxy fees	518	518
Shareholder reporting fees	9,187	8,223
Trustees’ fees	4,847	4,069

	516,427	375,064
Administration fees:
Class I	183,093	-
Class II	15,212	-
Service Class I	6,108	-
Service fees:
Service Class	-	17,173
Service Class I	5,454	-

Total expenses	726,294	392,237
Expenses waived (Note 3):
Class I fees waived by adviser	(38,750)	-
Class II fees waived by adviser	(5,010)	-
Service Class I fees waived by adviser	(1,324)	-

Net expenses	681,210	392,237

Net investment income (loss)	1,361,769	855,250

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	5,714,972	6,467,895
Written options	-	-
Foreign currency transactions	(20,482)	(4,586)

Net realized gain (loss)	5,694,490	6,463,309

Net change in unrealized appreciation (depreciation) on:
Investment transactions	6,472,611	8,572,851
Written options	-	-
Translation of assets and liabilities in foreign currencies	(4,663)	(9)

Net change in unrealized appreciation (depreciation)	6,467,948	8,572,842

Net realized gain (loss) and change in unrealized appreciation (depreciation)	12,162,438	15,036,151

Net increase (decrease) in net assets resulting from operations	$13,524,207	$15,891,401

(a) Net of withholding tax of:	$155,012	$20,559

The accompanying notes are an integral part of the financial statements.

MML Income & Growth Fund	MML Large Cap Growth Fund	MML Managed Volatility Fund	MML Mid Cap Growth Fund

$2,819,164	$1,051,440	$2,302,417	$1,070,933
379	129	384	2,568
-	-	7,891	72,033

2,819,543	1,051,569	2,310,692	1,145,534

660,640	715,055	852,835	1,473,617
16,267	11,391	14,437	24,260
16,411	16,133	16,143	16,472
722	742	746	1,295
518	518	518	518
11,391	12,511	11,576	20,193
6,406	6,750	6,888	11,635

712,355	763,100	903,143	1,547,990

-	-	-	-
-	-	-	-
-	-	-	-

15,399	1,828	31,168	40,458
-	-	-	-

727,754	764,928	934,311	1,588,448

-	-	-	-
-	-	-	-
-	-	-	-

727,754	764,928	934,311	1,588,448

2,091,789	286,641	1,376,381	(442,914)

1,847,335	17,325,779	52,120,422	19,947,498
-	-	(2,709,517)	-
(5,570)	-	(34,893)	(1,989)

1,841,765	17,325,779	49,376,012	19,945,509

15,708,244	(901,558)	(25,969,136)	34,547,321
-	-	430,347	-
(223)	-	(1,788)	(3)

15,708,021	(901,558)	(25,540,577)	34,547,318

17,549,786	16,424,221	23,835,435	54,492,827

$19,641,575	$16,710,862	$25,211,816	$54,049,913

$46,421	$36,209	$35,252	$11,473

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MML Mid Cap Value Fund	MML PIMCO Total Return Fund
Investment income (Note 2):
Dividends (a)	$6,257,567	$44,687
Interest	2,926	3,283,944
Securities lending net income	-	-

Total investment income	6,260,493	3,328,631

Expenses (Note 3):
Investment management fees	1,989,935	888,531
Custody fees	35,848	85,487
Interest expense	-	1,548
Audit fees	16,491	43,615
Legal fees	1,639	1,243
Proxy fees	518	518
Shareholder reporting fees	25,162	17,723
Trustees’ fees	14,642	11,077

	2,084,235	1,049,742
Administration fees:
Class II	-	173,942
Service Class I	-	3,764
Service fees:
Service Class	22,608	-
Service Class I	-	9,410

Total expenses	2,106,843	1,236,858
Expenses waived (Note 3):
Class II fees waived by adviser	-	(69,278)
Service Class I fees waived by adviser	-	(1,531)
Initial Class management fees waived	-	-
Service Class management fees waived	-	-

Net expenses	2,106,843	1,166,049

Net investment income (loss)	4,153,650	2,162,582

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	35,421,111	961,902
Futures contracts	-	(76,320)
Written options	-	84,859
Swap agreements	-	708,280
Foreign currency transactions	746,680	897,146

Net realized gain (loss)	36,167,791	2,575,867

Net change in unrealized appreciation (depreciation) on:
Investment transactions	28,320,770	(14,648,287)
Futures contracts	-	(583,854)
Written options	-	(460,510)
Swap agreements	-	68,656
Translation of assets and liabilities in foreign currencies	16,490	258,503

Net change in unrealized appreciation (depreciation)	28,337,260	(15,365,492)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	64,505,051	(12,789,625)

Net increase (decrease) in net assets resulting from operations	$68,658,701	$(10,627,043)

(a) Net of withholding tax of:	$16,890	$-

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund	MML Small Company Value Fund	MML Small/Mid Cap Value Fund

$821,318	$683,104	$1,492,232
260	175	103
240,315	17,732	-

1,061,893	701,011	1,492,335

1,468,452	537,764	696,308
29,022	7,341	10,827
-	-	-
17,444	16,408	16,166
914	420	617
518	518	518
13,959	7,696	11,005
8,405	3,879	5,757

1,538,714	574,026	741,198

-	149,289	-
-	8,877	-

7,917	-	12,108
-	8,877	-

1,546,631	741,069	753,306

-	(4,330)	-
-	(299)	-
(31,637)	-	-
(726)	-	-

1,514,268	736,440	753,306

(452,375)	(35,429)	739,029

23,788,736	5,714,034	14,292,509
-	-	-
-	-	-
-	-	-
20	278	-

23,788,756	5,714,312	14,292,509

28,916,737	8,914,910	15,476,466
-	-	-
-	-	-
-	-	-
(125)	-	-

28,916,612	8,914,910	15,476,466

52,705,368	14,629,222	29,768,975

$52,252,993	$14,593,793	$30,508,004

$6,634	$909	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$32,386	$834,032
Net realized gain (loss) on investment transactions	22,677,473	36,496,912
Net change in unrealized appreciation (depreciation) on investments	18,414,154	20,423,446

Net increase (decrease) in net assets resulting from operations	41,124,013	57,754,390

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(267,550)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	(267,550)

Net fund share transactions (Note 5):
Initial Class	(3,544,628)	(58,195,122)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	632,239	3,594,383
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(2,912,389)	(54,600,739)

Total increase (decrease) in net assets	38,211,624	2,886,101
Net assets
Beginning of period	336,140,436	333,254,335

End of period	$374,352,060	$336,140,436

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$824,582	$792,196

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund		MML Equity Index Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$4,662,383	$10,656,336	$3,176,594	$6,256,523
18,473,650	25,374,299	2,638,910	5,456,837
49,322,204	48,742,746	37,450,178	33,493,674

72,458,237	84,773,381	43,265,682	45,207,034

-	(9,826,163)	-	-
-	-	-	(1,206,610)
-	-	-	(1,830,764)
-	-	-	(2,157,110)
-	(688,805)	-	-
-	-	-	(130,207)

-	(10,514,968)	-	(5,324,691)

(32,568,958)	(103,417,605)	-	-
-	-	(3,871,224)	(5,970,268)
-	-	(2,591,599)	(10,625,114)
-	-	(834,447)	(2,273,712)
1,390,341	3,813,619	-	-
-	-	2,405,407	3,089,040

(31,178,617)	(99,603,986)	(4,891,863)	(15,780,054)

41,279,620	(25,345,573)	38,373,819	24,102,289

517,493,703	542,839,276	317,978,938	293,876,649

$558,773,323	$517,493,703	$356,352,757	$317,978,938

$15,235,779	$10,573,396	$9,277,641	$6,101,047

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Focused Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$310,899	$956,676
Net realized gain (loss) on investment transactions	6,088,415	8,001,798
Net change in unrealized appreciation (depreciation) on investments	19,731,189	14,202,537

Net increase (decrease) in net assets resulting from operations	26,130,503	23,161,011

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	(960,339)
Service Class	-	-
Service Class I	-	(5,292)*

Total distributions from net investment income	-	(965,631)

From net realized gains:
Class II	-	(5,865,595)
Service Class I	-	(35,195)*

Total distributions from net realized gains	-	(5,900,790)

Net fund share transactions (Note 5):
Initial Class	-	-
Class II	(12,238,519)	9,481,372
Service Class	-	-
Service Class I	1,226,865	797,061 *

Increase (decrease) in net assets from fund share transactions	(11,011,654)	10,278,433

Total increase (decrease) in net assets	15,118,849	26,573,023
Net assets
Beginning of period	137,123,087	110,550,064

End of period	$152,241,936	$137,123,087

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$305,840	$-

Distributions in excess of net investment income included in net assets at end of period	$-	$(5,059)

*	Service Class I shares commenced operations on May 1, 2012.

The accompanying notes are an integral part of the financial statements.

MML Foreign Fund		MML Fundamental Growth Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$6,895,134	$8,029,415	$727,226	$1,367,523
1,735,529	(5,988,811)	6,123,297	3,729,131
116,920	57,572,075	17,117,166	14,493,422

8,747,583	59,612,679	23,967,689	19,590,076

-	(7,361,231)	-	-
-	-	-	(1,369,882)
-	(125,859)	-	-
-	-	-	(3,776)*

-	(7,487,090)	-	(1,373,658)

-	-	-	(3,762,431)
-	-	-	(10,823)*

-	-	-	(3,773,254)

15,893,800	789,238	-	-
-	-	4,736,213	16,108,437
17,859	170,306	-	-
-	-	196,111	526,786 *

15,911,659	959,544	4,932,324	16,635,223

24,659,242	53,085,133	28,900,013	31,078,387

361,929,325	308,844,192	180,352,119	149,273,732

$386,588,567	$361,929,325	$209,252,132	$180,352,119

$14,593,511	$7,698,377	$720,181	$-

$-	$-	$-	$(7,045)

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,800,944	$3,476,978
Net realized gain (loss) on investment transactions	5,342,746	7,031,377
Net change in unrealized appreciation (depreciation) on investments	22,124,193	16,600,633

Net increase (decrease) in net assets resulting from operations	29,267,883	27,108,988

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	-
Class II	-	(2,486,267)
Service Class	-	-
Service Class I	-	(2,547)*

Total distributions from net investment income	-	(2,488,814)

From net realized gains:
Class II	-	(388,649)
Service Class I	-	(376)*

Total distributions from net realized gains	-	(389,025)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	-	-
Class II	(7,789,459)	(11,394,604)
Service Class	-	-
Service Class I	591,881	372,397 *

Increase (decrease) in net assets from fund share transactions	(7,197,578)	(11,022,207)

Total increase (decrease) in net assets	22,070,305	13,208,942
Net assets
Beginning of period	185,854,010	172,645,068

End of period	$207,924,315	$185,854,010

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$5,271,327	$3,470,383

*	Service Class I shares commenced operations on May 1, 2012.

The accompanying notes are an integral part of the financial statements.

MML Global Fund		MML Growth & Income Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$1,361,769	$1,791,458	$855,250	$1,874,392
5,694,490	3,518,291	6,463,309	9,138,165
6,467,948	22,619,779	8,572,842	12,292,717

13,524,207	27,929,528	15,891,401	23,305,274

-	-	-	(1,472,103)
-	(1,205,096)	-	-
-	(162,460)	-	-
-	-	-	(121,326)
-	(28,603)	-	-

-	(1,396,159)	-	(1,593,429)

-	-	-	-
-	-	-	-

-	-	-	-

-	-	(11,088,433)	(20,633,999)
(10,225,911)	16,380,797	-	-
(879,119)	(2,127,712)	-	-
-	-	678,371	464,394
932,453	765,793	-	-

(10,172,577)	15,018,878	(10,410,062)	(20,169,605)

3,351,630	41,552,247	5,481,339	1,542,240

151,695,195	110,142,948	128,500,150	126,957,910

$155,046,825	$151,695,195	$133,981,489	$128,500,150

$3,032,224	$1,670,455	$2,682,647	$1,827,397

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Income & Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,091,789	$3,965,517
Net realized gain (loss) on investment transactions	1,841,765	102,396
Net change in unrealized appreciation (depreciation) on investments	15,708,021	11,731,217

Net increase (decrease) in net assets resulting from operations	19,641,575	15,799,130

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(1,768,900)
Service Class	-	(97,325)

Total distributions from net investment income	-	(1,866,225)

Net fund share transactions (Note 5):
Initial Class	8,637,709	69,781,179
Service Class	919,258	1,844,319

Increase (decrease) in net assets from fund share transactions	9,556,967	71,625,498

Total increase (decrease) in net assets	29,198,542	85,558,403
Net assets
Beginning of period	182,489,156	96,930,753

End of period	$211,687,698	$182,489,156

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$6,024,767	$3,932,978

The accompanying notes are an integral part of the financial statements.

MML Large Cap Growth Fund		MML Managed Volatility Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$286,641	$972,133	$1,376,381	$3,047,453
17,325,779	14,730,369	49,376,012	9,487,648
(901,558)	14,042,650	(25,540,577)	14,012,464

16,710,862	29,745,152	25,211,816	26,547,565

-	(123,758)	-	(1,366,218)
-	-	-	(108,476)

-	(123,758)	-	(1,474,694)

(260,325)	(11,834,704)	(18,392,164)	(22,866,497)
(63,452)	73,966	819,132	1,813,499

(323,777)	(11,760,738)	(17,573,032)	(21,052,998)

16,387,085	17,860,656	7,638,784	4,019,873

207,272,050	189,411,394	215,930,772	211,910,899

$223,659,135	$207,272,050	$223,569,556	$215,930,772

$1,242,724	$956,083	$4,345,876	$2,969,495

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Mid Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(442,914)	$89,278
Net realized gain (loss) on investment transactions	19,945,509	25,471,660
Net change in unrealized appreciation (depreciation) on investments	34,547,318	19,438,919

Net increase (decrease) in net assets resulting from operations	54,049,913	44,999,857

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	-
Service Class	-	-
Service Class I	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(18,818,251)
Service Class	-	(1,530,879)

Total distributions from net realized gains	-	(20,349,130)

Net fund share transactions (Note 5):
Initial Class	(14,860,819)	1,985,117
Class II	-	-
Service Class	1,948,479	4,696,652
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(12,912,340)	6,681,769

Total increase (decrease) in net assets	41,137,573	31,332,496
Net assets
Beginning of period	359,885,105	328,552,609

End of period	$401,022,678	$359,885,105

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(1,023,030)	$(580,116)

*	Service Class I shares commenced operations on May 1, 2012.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Value Fund		MML PIMCO Total Return Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$4,153,650	$9,289,005	$2,162,582	$5,031,706
36,167,791	20,644,522	2,575,867	7,699,893
28,337,260	37,628,374	(15,365,492)	10,134,086

68,658,701	67,561,901	(10,627,043)	22,865,685

-	(7,027,997)	-	-
-	-	-	(5,464,323)
-	(218,645)	-	-
-	-	-	(35,888	)*

-	(7,246,642)	-	(5,500,211)

-	(20,340,161)	-	-
-	(714,121)	-	-

-	(21,054,282)	-	-

(35,445,210)	(7,894,796)	-	-
-	-	64,428,079	62,767,403
1,060,878	2,014,886	-	-
-	-	3,652,618	5,679,679	*

(34,384,332)	(5,879,910)	68,080,697	68,447,082

34,274,369	33,381,067	57,453,654	85,812,556

453,966,407	420,585,340	312,475,890	226,663,334

$488,240,776	$453,966,407	$369,929,544	$312,475,890

$12,979,641	$8,825,991	$9,960,691	$7,798,109

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Growth Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(452,375)	$(1,005,550)
Net realized gain (loss) on investment transactions	23,788,756	17,790,403
Net change in unrealized appreciation (depreciation) on investments	28,916,612	16,394,970

Net increase (decrease) in net assets resulting from operations	52,252,993	33,179,823

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class II	-	-
Service Class	-	-

Total distributions from net investment income	-	-

From net realized gains:
Initial Class	-	(26,329,348)
Class II	-	-
Service Class	-	(595,062)
Service Class I	-	-

Total distributions from net realized gains	-	(26,924,410)

Net fund share transactions (Note 5):
Initial Class	(23,781,205)	494,613
Class II	-	-
Service Class	(259,338)	648,997
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(24,040,543)	1,143,610

Total increase (decrease) in net assets	28,212,450	7,399,023
Net assets
Beginning of period	262,798,018	255,398,995

End of period	$291,010,468	$262,798,018

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$(519,732)	$(67,357)

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$(35,429)	$1,148,154	$739,029	$1,448,198
5,714,312	3,520,547	14,292,509	15,814,437
8,914,910	11,458,712	15,476,466	14,208,144

14,593,793	16,127,413	30,508,004	31,470,779

-	-	-	(1,197,285)
-	(12,933)	-	-
-	-	-	(41,422)

-	(12,933)	-	(1,238,707)

-	-	-	-
-	(2,862,451)	-	-
-	-	-	-
-	(162,411)	-	-

-	(3,024,862)	-	-

-	-	(19,577,505)	(31,578,914)
(2,854,005)	(859,205)	-	-
-	-	155,104	319,571
650,508	1,813,550	-	-

(2,203,497)	954,345	(19,422,401)	(31,259,343)

12,390,296	14,043,963	11,085,603	(1,027,271)

120,627,887	106,583,924	176,964,793	177,992,064

$133,018,183	$120,627,887	$188,050,396	$176,964,793

$960,967	$996,396	$1,973,389	$1,234,360

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Blue Chip Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$13.50	$0.00 [d]	$1.63	$1.63	$-	$-	$15.13	12.07%	[b]	$357,012	0.79%	[a]	N/A	0.03%	[a]
12/31/12	11.42	0.03	2.06	2.09	(0.01)	(0.01)	13.50	18.31%		321,245	0.80%		N/A	0.26%
12/31/11	11.27	0.01	0.14	0.15	(0.00)[d]	(0.00)[d]	11.42	1.37%		323,779	0.80%		N/A	0.09%
12/31/10	9.71	0.01	1.56	1.57	(0.01)	(0.01)	11.27	16.17%		336,211	0.80%		N/A	0.06%
12/31/09	6.83	0.01	2.88	2.89	(0.01)	(0.01)	9.71	42.38%		182,984	0.83%		N/A	0.12%
12/31/08	11.87	0.02	(5.06)	(5.04)	-	-	6.83	(42.46%	)	168,558	0.85%		0.84%	0.23%
Service Class
06/30/13[r]	$13.38	$(0.02)	$1.62	$1.60	$-	$-	$14.98	11.96%	[b]	$17,340	1.04%	[a]	N/A	(0.22%	)[a]
12/31/12	11.34	0.01	2.03	2.04	-	-	13.38	17.99%		14,895	1.05%		N/A	0.06%
12/31/11	11.22	(0.02)	0.14	0.12	-	-	11.34	1.07%		9,476	1.05%		N/A	(0.15%	)
12/31/10	9.68	(0.02)	1.56	1.54	-	-	11.22	15.91%		7,837	1.05%		N/A	(0.20%	)
12/31/09	6.83	(0.01)	2.87	2.86	(0.01)	(0.01)	9.68	41.93%		5,600	1.08%		N/A	(0.13%	)
12/31/08[g]	10.70	0.00 [d]	(3.87)	(3.87)	-	-	6.83	(36.17%	)[b]	1,816	1.10%	[a]	N/A	0.17%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009[t]	2008
Portfolio turnover rate for all share classes	21%	25%	37%	37%	80%	33%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
t	The portfolio turnover rate excludes merger activity.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$10.57	$0.10	$1.41	$1.51	$-	$-	$-	$12.08	14.29%	[b]	$512,414	0.78%	[a]	1.73%	[a]
12/31/12	9.20	0.21	1.37	1.58	(0.21)	-	(0.21)	10.57	17.32%		478,096	0.79%		2.12%
12/31/11	9.44	0.18	(0.26)	(0.08)	(0.16)	-	(0.16)	9.20	(0.79%	)	511,951	0.79%		1.92%
12/31/10	8.35	0.16	1.06	1.22	(0.13)	-	(0.13)	9.44	14.95%		550,834	0.79%		1.87%
12/31/09	6.82	0.15	1.56	1.71	(0.18)	-	(0.18)	8.35	25.19%		430,300	0.81%		2.13%
12/31/08	10.77	0.22	(4.04)	(3.82)	-	(0.13)	(0.13)	6.82	(35.80%	)	353,862	0.80%		2.51%
Service Class
06/30/13[r]	$10.52	$0.08	$1.39	$1.47	$-	$-	$-	$11.99	13.97%	[b]	$46,359	1.03%	[a]	1.49%	[a]
12/31/12	9.16	0.19	1.36	1.55	(0.19)	-	(0.19)	10.52	17.06%		39,397	1.04%		1.88%
12/31/11	9.40	0.16	(0.26)	(0.10)	(0.14)	-	(0.14)	9.16	(0.97%	)	30,889	1.04%		1.69%
12/31/10	8.32	0.14	1.06	1.20	(0.12)	-	(0.12)	9.40	14.70%		24,921	1.04%		1.62%
12/31/09	6.82	0.13	1.54	1.67	(0.17)	-	(0.17)	8.32	24.74%		16,629	1.06%		1.77%
12/31/08[g]	9.60	0.09	(2.74)	(2.65)	-	(0.13)	(0.13)	6.82	(27.98%	)[b]	6,302	1.06%	[a]	3.36%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	8%	15%	22%	16%	31%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Equity Index Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/13[r]	$17.89	$0.16	$2.28	$2.44	$-	$-	$20.33	13.64%	[b]	$85,819	0.44%	[a]	0.44%	[l]	1.71%	[a]
12/31/12	15.73	0.32	2.11	2.43	(0.27)	(0.27)	17.89	15.47%		79,070	0.45%		0.45%	[l]	1.84%
12/31/11	15.73	0.26	0.00 [d]	0.26	(0.26)	(0.26)	15.73	1.71%		74,927	0.44%		N/A		1.62%
12/31/10	13.97	0.23	1.76	1.99	(0.23)	(0.23)	15.73	14.51%		81,199	0.45%		N/A		1.60%
12/31/09	11.33	0.22	2.72	2.94	(0.30)	(0.30)	13.97	26.15%		74,938	0.46%		0.45%		1.84%
12/31/08	18.06	0.29	(7.02)	(6.73)	-	-	11.33	(37.26%	)	48,279	0.45%		0.45%	[k]	1.88%
Class II
06/30/13[r]	$17.93	$0.18	$2.27	$2.45	$-	$-	$20.38	13.66%	[b]	$121,905	0.33%	[a]	0.28%	[a]	1.87%	[a]
12/31/12	15.76	0.35	2.12	2.47	(0.30)	(0.30)	17.93	15.69%		109,646	0.34%		0.29%		2.00%
12/31/11	15.76	0.28	(0.00)[d]	0.28	(0.28)	(0.28)	15.76	1.84%		106,050	0.33%		0.28%		1.78%
12/31/10	13.98	0.25	1.77	2.02	(0.24)	(0.24)	15.76	14.76%		115,521	0.34%		0.29%		1.76%
12/31/09	11.34	0.24	2.72	2.96	(0.32)	(0.32)	13.98	26.33%		137,083	0.35%		0.29%		2.03%
12/31/08	18.04	0.31	(7.01)	(6.70)	-	-	11.34	(37.14%	)	117,274	0.34%		0.29%		2.01%
Class III
06/30/13[r]	$17.91	$0.19	$2.27	$2.46	$-	$-	$20.37	13.74%	[b]	$134,556	0.19%	[a]	0.14%	[a]	2.01%	[a]
12/31/12	15.74	0.37	2.12	2.49	(0.32)	(0.32)	17.91	15.87%		119,034	0.20%		0.15%		2.14%
12/31/11	15.75	0.31	(0.02)	0.29	(0.30)	(0.30)	15.74	1.96%		106,669	0.19%		0.14%		1.92%
12/31/10	13.97	0.27	1.77	2.04	(0.26)	(0.26)	15.75	14.93%		106,015	0.20%		0.15%		1.90%
12/31/09	11.33	0.26	2.72	2.98	(0.34)	(0.34)	13.97	26.57%		89,566	0.21%		0.15%		2.17%
12/31/08	18.01	0.34	(7.02)	(6.68)	-	-	11.33	(37.09%	)	76,287	0.20%		0.15%		2.23%
Service Class I
06/30/13[r]	$17.62	$0.14	$2.23	$2.37	$-	$-	$19.99	13.45%	[b]	$14,073	0.69%	[a]	0.69%	[l]	1.47%	[a]
12/31/12	15.53	0.28	2.08	2.36	(0.27)	(0.27)	17.62	15.21%		10,229	0.70%		0.70%	[l]	1.63%
12/31/11	15.59	0.22	0.00 [d]	0.22	(0.28)	(0.28)	15.53	1.47%		6,231	0.69%		N/A		1.40%
12/31/10	13.88	0.20	1.73	1.93	(0.22)	(0.22)	15.59	14.22%		3,284	0.70%		N/A		1.39%
12/31/09	11.32	0.18	2.71	2.89	(0.33)	(0.33)	13.88	25.83%		1,171	0.71%		0.70%		1.53%
12/31/08[g]	16.07	0.10	(4.85)	(4.75)	-	-	11.32	(29.56%	)[b]	478	0.72%	[a]	0.70%	[a]	2.33%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	2%	3%	4%	5%	6%	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Focused Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders							Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gain	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/13[r]	$11.49	$0.03	$2.20	$2.23	$-	$-	$-	$-	$13.72	19.41%	[b]	$149,981	0.90%	[a]	0.90%	[l]	0.43%	[a]
12/31/12	10.03	0.09	1.98	2.07	(0.09)	(0.52)	-	(0.61)	11.49	20.61%		136,305	0.90%		0.90%	[k]	0.76%
12/31/11[i]	10.00	0.01	0.04	0.05	(0.02)	-	(0.00)[d]	(0.02)	10.03	0.46%	[b]	110,550	1.58%	[a]	0.90%	[a]	1.94%	[a]
Service Class I
06/30/13[r]	$11.48	$0.01	$2.20	$2.21	$-	$-	$-	$-	$13.69	19.25%	[b]	$2,261	1.15%	[a]	1.15%	[a,k]	0.17%	[a]
12/31/12[h]	11.54	0.07	0.47	0.54	(0.08)	(0.52)	-	(0.60)	11.48	4.68%	[b]	818	1.15%	[a]	1.15%	[a,l]	0.91%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011[b]
Portfolio turnover rate for all share classes	18%	34%	13%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Foreign Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$9.47	$0.18	$0.04	$0.22	$-	$-	$9.69	2.32%	[b]	$379,666	0.96%	[a]	N/A	3.67%	[a]
12/31/12	8.13	0.21	1.32	1.53	(0.19)	(0.19)	9.47	19.06%		355,174	0.97%		N/A	2.38%
12/31/11	9.21	0.23	(1.14)	(0.91)	(0.17)	(0.17)	8.13	(9.90%	)	303,229	0.98%		N/A	2.50%
12/31/10	8.95	0.16	0.24	0.40	(0.14)	(0.14)	9.21	4.70%		338,495	0.99%		N/A	1.85%
12/31/09	7.08	0.16	1.90	2.06	(0.19)	(0.19)	8.95	29.28%		288,815	1.01%		N/A	2.08%
12/31/08	12.02	0.27	(5.21)	(4.94)	(0.00)[d]	(0.00)[d]	7.08	(41.07%	)	208,709	1.00%		0.98%	2.74%
Service Class
06/30/13[r]	$9.43	$0.16	$0.04	$0.20	$-	$-	$9.63	2.12%	[b]	$6,923	1.21%	[a]	N/A	3.34%	[a]
12/31/12	8.10	0.18	1.32	1.50	(0.17)	(0.17)	9.43	18.74%		6,756	1.22%		N/A	2.13%
12/31/11	9.18	0.20	(1.12)	(0.92)	(0.16)	(0.16)	8.10	(10.13%	)	5,615	1.23%		N/A	2.23%
12/31/10	8.92	0.13	0.26	0.39	(0.13)	(0.13)	9.18	4.54%		5,857	1.24%		N/A	1.56%
12/31/09	7.07	0.15	1.89	2.04	(0.19)	(0.19)	8.92	29.01%		4,313	1.26%		N/A	1.88%
12/31/08[g]	9.96	0.03	(2.92)	(2.89)	(0.00)[d]	(0.00)[d]	7.07	(28.99%	)[b]	1,675	1.25%	[a]	N/A	1.00%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	10%	15%	9%	8%	11%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/13[r]	$10.94	$0.04	$1.36	$1.40	$-	$-	$-	$12.34	12.80%	[b]	$208,467	0.86%	[a]	0.85%	[a]	0.73%	[a]
12/31/12	9.95	0.09	1.23	1.32	(0.09)	(0.24)	(0.33)	10.94	13.14%		179,834	0.87%		0.85%		0.79%
12/31/11[i]	10.00	(0.00)[d]	(0.05)	(0.05)	-	-	-	9.95	(0.50%	)[b]	149,274	1.41%	[a]	0.85%	[a]	(0.05%	)[a]
Service Class I
06/30/13[r]	$10.92	$0.03	$1.35	$1.38	$-	$-	$-	$12.30	12.64%	[b]	$786	1.11%	[a]	1.10%	[a]	0.47%	[a]
12/31/12[h]	11.50	0.07	(0.33)	(0.26)	(0.08)	(0.24)	(0.32)	10.92	(2.32%	)[b]	518	1.12%	[a]	1.10%	[a]	0.94%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011[b]
Portfolio turnover rate for all share classes	29%	66%	0%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
i	For the period December 8, 2011 (commencement of operations) through December 31, 2011.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Fundamental Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/13[r]	$12.45	$0.12	$1.85	$1.97	$-	$-	$-	$14.42	15.82%	[b]	$206,872	0.79%	[a]	0.79%	[l]	1.81%	[a]
12/31/12	10.88	0.24	1.53	1.77	(0.17)	(0.03)	(0.20)	12.45	16.31%		185,473	0.80%		0.80%	[l]	1.98%
12/31/11	11.08	0.18	(0.37)	(0.19)	-	(0.01)	(0.01)	10.88	(1.68%	)	172,645	0.81%		0.80%		1.65%
12/31/10[g]	10.00	0.06	1.10	1.16	(0.05)	(0.03)	(0.08)	11.08	11.59%	[b]	126,691	0.90%	[a]	0.80%	[a]	1.51%	[a]
Service Class I
06/30/13[r]	$12.42	$0.11	$1.84	$1.95	$-	$-	$-	$14.37	15.70%	[b]	$1,052	1.04%	[a]	1.04%	[l]	1.59%	[a]
12/31/12[h]	12.16	0.14	0.33	0.47	(0.18)	(0.03)	(0.21)	12.42	3.90%	[b]	381	1.05%	[a]	1.05%	[a,l]	1.78%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010[b]
Portfolio turnover rate for all share classes	11%	24%	14%	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Global Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class I
06/30/13[r]	$9.82	$0.09	$0.82	$0.91	$-	$-	$-	$10.73	9.27%	[b]	$133,108	0.96%	[a]	0.90%	[a]	1.79%	[a]
12/31/12	8.02	0.12	1.77	1.89	(0.09)	-	(0.09)	9.82	23.69%		131,665	0.98%		0.90%		1.33%
12/31/11	8.46	0.11	(0.47)	(0.36)	(0.08)	-	(0.08)	8.02	(4.24%	)	92,595	1.00%		0.90%		1.28%
12/31/10	7.56	0.08	0.87	0.95	(0.05)	-	(0.05)	8.46	12.64%		83,762	1.01%		0.90%		1.05%
12/31/09	5.78	0.05	1.80	1.85	(0.07)	-	(0.07)	7.56	32.06%		65,305	1.14%		0.90%		0.76%
12/31/08	10.31	0.15	(4.64)	(4.49)	-	(0.04)	(0.04)	5.78	(43.70%	)	5,589	1.27%		0.83%		1.82%
Class II
06/30/13[r]	$9.96	$0.10	$0.83	$0.93	$-	$-	$-	$10.89	9.34%	[b]	$16,961	0.86%	[a]	0.80%	[a]	1.88%	[a]
12/31/12	8.13	0.13	1.80	1.93	(0.10)	-	(0.10)	9.96	23.79%		16,324	0.88%		0.80%		1.45%
12/31/11	8.57	0.12	(0.48)	(0.36)	(0.08)	-	(0.08)	8.13	(4.15%	)	15,218	0.90%		0.80%		1.42%
12/31/10	7.64	0.09	0.88	0.97	(0.04)	-	(0.04)	8.57	12.83%		19,095	0.91%		0.80%		1.19%
12/31/09	5.83	0.10	1.76	1.86	(0.05)	-	(0.05)	7.64	31.96%		20,163	1.04%		0.80%		1.63%
12/31/08	10.31	0.17	(4.61)	(4.44)	-	(0.04)	(0.04)	5.83	(43.27%	)	18,607	1.17%		0.72%		1.95%
Service Class I
06/30/13[r]	$9.78	$0.08	$0.82	$0.90	$-	$-	$-	$10.68	9.20%	[b]	$4,978	1.21%	[a]	1.15%	[a]	1.61%	[a]
12/31/12	8.00	0.09	1.77	1.86	(0.08)	-	(0.08)	9.78	23.35%		3,707	1.23%		1.15%		1.03%
12/31/11	8.47	0.08	(0.47)	(0.39)	(0.08)	-	(0.08)	8.00	(4.58%	)	2,330	1.25%		1.15%		0.98%
12/31/10	7.57	0.05	0.89	0.94	(0.04)	-	(0.04)	8.47	12.46%		1,424	1.26%		1.15%		0.71%
12/31/09	5.80	0.08	1.76	1.84	(0.07)	-	(0.07)	7.57	31.77%		559	1.39%		1.15%		1.20%
12/31/08[g]	8.72	0.01	(2.89)	(2.88)	-	(0.04)	(0.04)	5.80	(33.21%	)[b]	265	1.19%	[a]	1.15%	[a]	0.46%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	6%	11%	16%	18%	88%	65%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth & Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$9.24	$0.06	$1.10	$1.16	$-	$-	$10.40	12.55%	[b]	$119,349	0.56%	[a]	N/A	1.31%	[a]
12/31/12	7.83	0.13	1.39	1.52	(0.11)	(0.11)	9.24	19.49%		116,115	0.58%		N/A	1.46%
12/31/11	8.07	0.10	(0.25)	(0.15)	(0.09)	(0.09)	7.83	(1.83%	)	116,867	0.58%		N/A	1.23%
12/31/10	7.35	0.08	0.74	0.82	(0.10)	(0.10)	8.07	11.47%		143,556	0.56%		N/A	1.06%
12/31/09	5.87	0.09	1.52	1.61	(0.13)	(0.13)	7.35	27.66%		147,773	0.58%		N/A	1.51%
12/31/08	9.80	0.11	(4.04)	(3.93)	-	-	5.87	(40.10%	)	133,236	0.56%		0.55%	1.39%
Service Class
06/30/13[r]	$9.20	$0.05	$1.09	$1.14	$-	$-	$10.34	12.39%	[b]	$14,633	0.81%	[a]	N/A	1.06%	[a]
12/31/12	7.79	0.11	1.39	1.50	(0.09)	(0.09)	9.20	19.32%		12,385	0.83%		N/A	1.21%
12/31/11	8.03	0.08	(0.25)	(0.17)	(0.07)	(0.07)	7.79	(2.13%	)	10,090	0.83%		N/A	0.97%
12/31/10	7.32	0.06	0.74	0.80	(0.09)	(0.09)	8.03	11.21%		13,294	0.81%		N/A	0.82%
12/31/09	5.86	0.07	1.52	1.59	(0.13)	(0.13)	7.32	27.35%		11,212	0.83%		N/A	1.05%
12/31/08[g]	8.59	0.05	(2.78)	(2.73)	-	-	5.86	(31.78%	)[b]	1,319	0.84%	[a]	N/A	2.15%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	11%	26%	22%	95%	47%	48%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Income & Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$9.48	$0.10	$0.88	$0.98	$-	$-	$-	$10.46	10.34%	[b]	$198,335	$0.70%	[a]	N/A	$2.07%	[a]
12/31/12	8.56	0.23	0.79	1.02	(0.10)	-	(0.10)	9.48	11.96%		171,207	0.72%		N/A	2.51%
12/31/11	8.37	0.20	0.25	0.45	(0.26)	-	(0.26)	8.56	5.60%		88,465	0.74%		N/A	2.37%
12/31/10	7.82	0.13	0.73	0.86	(0.31)	-	(0.31)	8.37	11.70%		72,789	0.73%		N/A	1.62%
12/31/09	6.68	0.13	1.07	1.20	(0.06)	-	(0.06)	7.82	18.06%		270,263	0.72%		N/A	1.79%
12/31/08	10.24	0.16	(3.72)	(3.56)	(0.00)[d]	(0.00)[d]	(0.00)[d]	6.68	(34.76%	)	76,447	0.74%		0.73%	1.82%
Service Class
06/30/13[r]	$9.42	$0.09	$0.87	$0.96	$-	$-	$-	$10.38	10.19%	[b]	$13,352	$0.95%	[a]	N/A	$1.83%	[a]
12/31/12	8.51	0.20	0.80	1.00	(0.09)	-	(0.09)	9.42	11.73%		11,282	0.97%		N/A	2.23%
12/31/11	8.33	0.18	0.26	0.44	(0.26)	-	(0.26)	8.51	5.40%		8,466	0.99%		N/A	2.18%
12/31/10	7.79	0.13	0.71	0.84	(0.30)	-	(0.30)	8.33	11.47%		3,953	0.98%		N/A	1.64%
12/31/09	6.68	0.11	1.06	1.17	(0.06)	-	(0.06)	7.79	17.59%		2,406	0.97%		N/A	1.59%
12/31/08[g]	9.09	0.06	(2.47)	(2.41)	(0.00)[d]	(0.00)[d]	(0.00)[d]	6.68	(26.51%	)[b]	650	1.03%	[a]	N/A	2.33%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	12%	3%	12%	64%	52%	59%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Large Cap Growth Fund

		Income (loss) from investment operations				Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]		Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$11.62	$0.02		$0.91	$0.93	$-	$-	$12.55	8.00%	[b]	$222,171	0.69%	[a]	N/A	0.26%	[a]
12/31/12	10.04	0.05		1.54	1.59	(0.01)	(0.01)	11.62	15.81%		205,833	0.70%		N/A	0.49%
12/31/11	10.45	0.01		(0.40)	(0.39)	(0.02)	(0.02)	10.04	(3.69%	)	188,235	0.71%		N/A	0.08%
12/31/10	8.80	0.03		1.63	1.66	(0.01)	(0.01)	10.45	18.87%		166,552	0.72%		N/A	0.36%
12/31/09	6.71	0.03		2.10	2.13	(0.04)	(0.04)	8.80	31.75%		41,071	0.81%		N/A	0.35%
12/31/08	11.34	0.03		(4.66)	(4.63)	-	-	6.71	(40.83%	)	36,197	0.78%		0.77%	0.35%
Service Class
06/30/13[r]	$11.53	$0.00	[d]	$0.90	$0.90	$-	$-	$12.43	7.81%	[b]	$1,488	0.94%	[a]	N/A	0.01%	[a]
12/31/12	9.99	0.03		1.51	1.54	-	-	11.53	15.42%		1,439	0.95%		N/A	0.25%
12/31/11	10.40	(0.02)		(0.38)	(0.40)	(0.01)	(0.01)	9.99	(3.82%	)	1,176	0.96%		N/A	(0.17%	)
12/31/10	8.78	0.01		1.61	1.62	-	-	10.40	18.45%		763	0.97%		N/A	0.11%
12/31/09	6.71	0.01		2.09	2.10	(0.03)	(0.03)	8.78	31.43%		636	1.06%		N/A	0.08%
12/31/08[g]	9.87	0.01		(3.17)	(3.16)	-	-	6.71	(32.02%	)[b]	236	1.13%	[a]	N/A	0.53%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all shares	56%	91%	90%	88%	151%	86%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Managed Volatility Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$12.34	$0.08	$1.38	$1.46	$-	$-	$-	$13.80	11.83%	[b]	$197,391	0.81%	[a]	1.26%	[a]
12/31/12	10.98	0.17	1.27	1.44	(0.08)	-	(0.08)	12.34	13.19%		193,271	0.83%		1.43%
12/31/11	11.54	0.10	(0.56)	(0.46)	(0.10)	-	(0.10)	10.98	(3.94%	)	193,403	0.82%		0.89%
12/31/10	10.36	0.08	1.19	1.27	(0.09)	-	(0.09)	11.54	12.38%		218,666	0.83%		0.79%
12/31/09	8.01	0.07	2.38	2.45	(0.10)	-	(0.10)	10.36	30.71%		211,859	0.85%		0.77%
12/31/08	13.21	0.10	(5.29)	(5.19)	-	(0.01)	(0.01)	8.01	(39.30%	)	175,313	0.84%		0.92%
Service Class
06/30/13[r]	$12.27	$0.07	$1.37	$1.44	$-	$-	$-	$13.71	11.74%	[b]	$26,178	1.06%	[a]	1.03%	[a]
12/31/12	10.93	0.14	1.26	1.40	(0.06)	-	(0.06)	12.27	12.83%		22,660	1.08%		1.21%
12/31/11	11.49	0.07	(0.55)	(0.48)	(0.08)	-	(0.08)	10.93	(4.14%	)	18,508	1.07%		0.64%
12/31/10	10.33	0.06	1.17	1.23	(0.07)	-	(0.07)	11.49	12.04%		16,519	1.08%		0.56%
12/31/09	8.01	0.04	2.38	2.42	(0.10)	-	(0.10)	10.33	30.32%		10,807	1.10%		0.47%
12/31/08[g]	11.57	0.01	(3.56)	(3.55)	-	(0.01)	(0.01)	8.01	(30.69%	)[b]	4,823	1.12%	[a]	0.48%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	90%	11%	15%	17%	21%	20%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$12.96	$(0.01)	$1.97	$1.96	$-	$-	$14.92	14.89%	[b]	$365,454	0.81%	[a]	(0.21%	)[a]
12/31/12	12.08	0.01	1.63	1.64	(0.76)	(0.76)	12.96	13.78%		330,731	0.82%		0.04%
12/31/11	12.23	(0.04)	(0.11)	(0.15)	-	-	12.08	(1.23%	)	305,757	0.82%		(0.33%	)
12/31/10	9.55	(0.02)	2.70	2.68	-	-	12.23	28.06%		330,711	0.82%		(0.20%	)
12/31/09	6.57	(0.02)	3.00	2.98	-	-	9.55	45.36%		274,954	0.84%		(0.25%	)
12/31/08	11.18	(0.02)	(4.41)	(4.43)	(0.18)	(0.18)	6.57	(40.21%	)	183,886	0.83%		(0.21%	)
Service Class
06/30/13[r]	$12.81	$(0.03)	$1.96	$1.93	$-	$-	$14.74	14.83%	[b]	$35,569	1.06%	[a]	(0.46%	)[a]
12/31/12	11.98	(0.02)	1.61	1.59	(0.76)	(0.76)	12.81	13.47%		29,154	1.07%		(0.19%	)
12/31/11	12.17	(0.07)	(0.12)	(0.19)	-	-	11.98	(1.56%	)	22,796	1.07%		(0.57%	)
12/31/10	9.52	(0.04)	2.69	2.65	-	-	12.17	27.84%		17,236	1.07%		(0.42%	)
12/31/09	6.57	(0.04)	2.99	2.95	-	-	9.52	44.90%		9,743	1.09%		(0.50%	)
12/31/08[g]	10.46	(0.01)	(3.70)	(3.71)	(0.18)	(0.18)	6.57	(36.09%	)[b]	3,757	1.11%	[a]	(0.29%	)[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	14%	31%	33%	29%	52%	32%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$11.11	$0.11	$1.61	$1.72	$-	$-	$-	$12.83	15.48%	[b]	$468,404	0.88%	[a]	1.76%	[a]
12/31/12	10.17	0.23	1.42	1.65	(0.18)	(0.53)	(0.71)	11.11	16.70%		437,725	0.89%		2.12%
12/31/11	10.46	0.17	(0.25)	(0.08)	(0.21)	-	(0.21)	10.17	(0.64%	)	407,615	0.90%		1.62%
12/31/10	8.85	0.22	1.53	1.75	(0.14)	-	(0.14)	10.46	20.09%		419,863	0.89%		2.36%
12/31/09	6.93	0.15	1.93	2.08	(0.16)	-	(0.16)	8.85	30.31%		375,386	0.91%		1.99%
12/31/08	9.18	0.17	(2.42)	(2.25)	(0.00)[d]	-	(0.00)[d]	6.93	(24.51%	)	291,433	0.90%		2.09%
Service Class
06/30/13[r]	$11.04	$0.09	$1.60	$1.69	$-	$-	$-	$12.73	15.31%	[b]	$19,836	1.13%	[a]	1.54%	[a]
12/31/12	10.12	0.20	1.41	1.61	(0.16)	(0.53)	(0.69)	11.04	16.37%		16,241	1.14%		1.89%
12/31/11	10.41	0.14	(0.23)	(0.09)	(0.20)	-	(0.20)	10.12	(0.81%	)	12,970	1.15%		1.38%
12/31/10	8.83	0.20	1.51	1.71	(0.13)	-	(0.13)	10.41	19.62%		9,686	1.14%		2.14%
12/31/09	6.92	0.13	1.94	2.07	(0.16)	-	(0.16)	8.83	30.20%		6,160	1.16%		1.76%
12/31/08[g]	9.06	0.09	(2.23)	(2.14)	(0.00)[d]	-	(0.00)[d]	6.92	(23.62%	)[b]	2,279	1.16%	[a]	3.51%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	36%	81%	106%	125%	159%	189%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML PIMCO Total Return Fund

		Income (loss) from investment operations			Less distributions to shareholders
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]
Class II
06/30/13[r]	$10.82	$0.06	$(0.36)	$(0.30)	$-	$-	$-	$10.52	(2.77%	)[b]
12/31/12	10.13	0.20	0.70	0.90	(0.21)	-	(0.21)	10.82	8.93%
12/31/11	9.90	0.22	0.02	0.24	(0.01)	-	(0.01)	10.13	2.45%
12/31/10[g]	10.00	0.06	(0.05)	0.01	(0.04)	(0.07)	(0.11)	9.90	0.17%	[b]
Service Class I
06/30/13[r]	$10.79	$0.05	$(0.37)	$(0.32)	$-	$-	$-	$10.47	(2.97%	)[b]
12/31/12[h]	10.49	0.10	0.41	0.51	(0.21)	-	(0.21)	10.79	4.94%	[b]

	Six months ended June 30, 2013[b,r,u]	Year ended December 31
		2012[u]	2011	2010[b]
Portfolio turnover rate for all share classes	230%	583%	417%	221%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
e	Amount is less than 0.005%.
g	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
h	For the period May 1, 2012 (commencement of operations) through December 31, 2012.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
n	Includes interest expense.
o	Excludes interest expense.
p	Interest expense incurred as a result of entering into reverse repurchase agreements and Treasury roll transactions is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements and Treasury roll transactions is included in interest income in the Statements of Operations.
r	Unaudited.
u	Excludes Treasury roll transactions. Including these transactions, the portfolio turnover would have been 254% and 618% as of June 30, 2013 and December 31, 2012, respectively.

The accompanying notes are an integral part of the financial statements.

Ratios / Supplemental Data
Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[o]	Ratio of expenses to average daily net assets after expense waivers[j,o]	Ratio of interest expense to average daily net assets[p]	Ratio of expenses to average daily net assets before expense waivers[n]	Ratio of expenses to average daily net assets after expense waivers[j,n]	Net investment income (loss) to average daily net assets

$360,829	0.69%[a]	0.65%[a]	0.00%[a,e]	0.69%[a]	0.65%[a]	1.22%[a]
306,746	0.72%	0.65%	0.00%[e]	0.72%	0.65%	1.84%
226,663	0.70%	0.65%	N/A	0.70%	0.65%	2.21%
132,798	0.91%[a]	0.65%[a]	0.00%[a,e]	0.91%[a]	0.65%[a]	1.40%[a]

$9,101	0.94%[a]	0.90%[a]	0.00%[a,e]	0.94%[a]	0.90%[a]	1.00%[a]
5,730	0.97%[a]	0.90%[a]	0.00%[a,e]	0.97%[a]	0.90%[a]	1.45%[a]

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000's)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$16.30	$(0.03)	$3.36	$3.33	$-	$-	$19.63	20.43%	[b]	$284,259	1.10%	[a]	1.08%[a]	(0.32%	)[a]
12/31/12	16.05	(0.06)	2.17	2.11	(1.86)	(1.86)	16.30	13.41%		256,961	1.13%		1.12%	(0.38%	)
12/31/11	17.70	(0.12)	(0.82)	(0.94)	(0.71)	(0.71)	16.05	(5.23%	)	250,279	1.13%		N/A	(0.68%	)
12/31/10	14.48	(0.10)	3.32	3.22	-	-	17.70	22.24%		258,833	1.14%		N/A	(0.64%	)
12/31/09	10.46	(0.08)	4.10	4.02	-	-	14.48	38.43%		250,006	1.15%		N/A	(0.66%	)
12/31/08	17.02	(0.01)	(6.55)	(6.56)	-	-	10.46	(38.54%	)	171,302	1.15%		N/A	(0.06%	)
Service Class
06/30/13[r]	$16.09	$(0.05)	$3.32	$3.27	$-	$-	$19.36	20.32%	[b]	$6,752	1.35%	[a]	1.33%[a]	(0.57%	)[a]
12/31/12	15.91	(0.10)	2.14	2.04	(1.86)	(1.86)	16.09	13.07%		5,837	1.38%		1.37%	(0.63%	)
12/31/11	17.59	(0.16)	(0.81)	(0.97)	(0.71)	(0.71)	15.91	(5.43%	)	5,120	1.38%		N/A	(0.92%	)
12/31/10	14.42	(0.14)	3.31	3.17	-	-	17.59	21.90%		4,440	1.39%		N/A	(0.87%	)
12/31/09	10.45	(0.11)	4.08	3.97	-	-	14.42	38.09%		2,616	1.40%		N/A	(0.91%	)
12/31/08[g]	15.79	0.01	(5.35)	(5.34)	-	-	10.45	(33.82%	)[b]	831	1.43%	[a]	N/A	0.21%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	42%	90%	91%	95%	90%	86%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small Company Value Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers		Ratio of expenses to average daily net assets after expense waivers[j]		Net investment income (loss) to average daily net assets
Class II
06/30/13[r]	$18.86	$(0.00)[d]	$2.32	$2.32	$-	$-	$-	$21.18	12.30%	[b]	$125,223	1.16%	[a]	1.15%	[a]	(0.04%	)[a]
12/31/12	16.83	0.19	2.34	2.53	(0.00)[d]	(0.50)	(0.50)	18.86	15.20%		114,274	1.17%		1.15%		1.05%
12/31/11	17.30	(0.01)	(0.23)	(0.24)	-	(0.23)	(0.23)	16.83	(1.26%	)	102,633	1.17%		1.15%		(0.06%	)
12/31/10	15.70	0.06	3.19	3.25	(0.14)	(1.51)	(1.65)	17.30	20.83%		105,829	1.18%		1.15%		0.34%
12/31/09[g]	10.00	0.05	6.07	6.12	(0.04)	(0.38)	(0.42)	15.70	61.26%	[b]	96,203	1.26%	[a]	1.15%	[a]	0.41%	[a]
Service Class I
06/30/13[r]	$18.70	$(0.03)	$2.30	$2.27	$-	$-	$-	$20.97	12.14%	[b]	$7,796	1.41%	[a]	1.40%	[a]	(0.28%	)[a]
12/31/12	16.73	0.15	2.32	2.47	-	(0.50)	(0.50)	18.70	14.99%		6,354	1.42%		1.40%		0.86%
12/31/11	17.24	(0.05)	(0.23)	(0.28)	-	(0.23)	(0.23)	16.73	(1.56%	)	3,951	1.42%		1.40%		(0.28%	)
12/31/10	15.67	0.03	3.18	3.21	(0.13)	(1.51)	(1.64)	17.24	20.59%		2,581	1.43%		1.40%		0.20%
12/31/09[g]	10.00	0.03	6.04	6.07	(0.02)	(0.38)	(0.40)	15.67	60.83%	[b]	677	1.51%	[a]	1.40%	[a]	0.25%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009[b]
Portfolio turnover rate for all share classes	8%	14%	13%	29%	44%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period February 27, 2009 (commencement of operations) through December 31, 2009.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$10.06	$0.04	$1.75	$1.79	$-	$-	$11.85	17.79%	[b]	$177,632	0.80%	[a]	0.81%	[a]
12/31/12	8.51	0.08	1.54	1.62	(0.07)	(0.07)	10.06	19.06%		168,248	0.81%		0.82%
12/31/11	9.26	0.05	(0.75)	(0.70)	(0.05)	(0.05)	8.51	(7.50%	)	170,925	0.81%		0.53%
12/31/10	7.35	0.05	1.91	1.96	(0.05)	(0.05)	9.26	26.84%		191,141	0.81%		0.62%
12/31/09	5.21	0.04	2.18	2.22	(0.08)	(0.08)	7.35	42.73%		178,318	0.82%		0.69%
12/31/08	8.45	0.08	(3.32)	(3.24)	-	-	5.21	(38.34%	)	145,129	0.81%		1.10%
Service Class
06/30/13[r]	$10.01	$0.03	$1.74	$1.77	$-	$-	$11.78	17.68%	[b]	$10,419	1.05%	[a]	0.57%	[a]
12/31/12	8.47	0.06	1.53	1.59	(0.05)	(0.05)	10.01	18.78%		8,717	1.06%		0.60%
12/31/11	9.22	0.03	(0.74)	(0.71)	(0.04)	(0.04)	8.47	(7.70%	)	7,067	1.06%		0.30%
12/31/10	7.33	0.03	1.90	1.93	(0.04)	(0.04)	9.22	26.44%		6,388	1.06%		0.40%
12/31/09	5.21	0.02	2.18	2.20	(0.08)	(0.08)	7.33	42.32%		3,806	1.07%		0.40%
12/31/08[g]	8.11	0.03	(2.93)	(2.90)	-	-	5.21	(35.76%	)[b]	1,535	1.07%	[a]	1.79%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	26%	49%	72%	52%	65%	145%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are 18 series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Growth Fund (“Fundamental Growth Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (formerly known as MML Large Cap Value Fund) (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed

Notes to Financial Statements (Unaudited) (Continued)

on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Large Cap Growth Fund, Small Company Value Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of

Notes to Financial Statements (Unaudited) (Continued)

June 30, 2013. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments

The following is the aggregate value by input level, as of June 30, 2013, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$17,129,731	$-	$-	$17,129,731
Communications	82,524,357	2,440,101	-	84,964,458
Consumer, Cyclical	62,312,223	-	-	62,312,223
Consumer, Non-cyclical	81,497,358	-	-	81,497,358
Energy	17,284,234	-	-	17,284,234
Financial	39,990,801	-	-	39,990,801
Industrial	47,500,899	-	-	47,500,899
Technology	19,732,182	-	-	19,732,182

Total Common Stock	367,971,785	2,440,101	-	370,411,886

Total Equities	367,971,785	2,440,101	-	370,411,886

Total Mutual Funds	1,001	-	-	1,001

Total Long-Term Investments	367,972,786	2,440,101	-	370,412,887

Total Short-Term Investments	-	3,525,049	-	3,525,049

Total Investments	$367,972,786	$5,965,150	$-	$373,937,936

Equity Income Fund
Equities
Common Stock
Basic Materials	$24,189,117	$-	$-	$24,189,117
Communications	53,618,680	4,859,005	-	58,477,685
Consumer, Cyclical	39,272,288	-	-	39,272,288
Consumer, Non-cyclical	62,895,130	-	-	62,895,130
Energy	78,356,594	-	-	78,356,594
Financial	112,199,732	-	-	112,199,732
Industrial	80,962,782	-	-	80,962,782
Technology	33,837,915	-	-	33,837,915
Utilities	31,274,962	-	-	31,274,962

Total Common Stock	516,607,200	4,859,005	-	521,466,205

Preferred Stock
Consumer, Cyclical	3,448,256	-	-	3,448,256
Financial	275,454	-	-	275,454

Total Preferred Stock	3,723,710	-	-	3,723,710

Total Equities	520,330,910	4,859,005	-	525,189,915

Total Mutual Funds	6,433,243	-	-	6,433,243

Total Long-Term Investments	526,764,153	4,859,005	-	531,623,158

Total Short-Term Investments	-	27,969,686	-	27,969,686

Total Investments	$526,764,153	$32,828,691	$-	$559,592,844

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Foreign Fund
Equities
Common Stock
Basic Materials	$6,524,782	$9,443,928	$-	$15,968,710
Communications	14,979,313	35,884,714	-	50,864,027
Consumer, Cyclical	7,047,751	28,057,166	-	35,104,917
Consumer, Non-cyclical	-	64,566,577	-	64,566,577
Diversified	-	2,469,468	-	2,469,468
Energy	7,338,882	32,369,911	-	39,708,793
Financial	12,774,057	74,737,816	-	87,511,873
Industrial	3,703,756	41,670,135	-	45,373,891
Technology	1,849,154	16,939,104	-	18,788,258
Utilities	-	5,386,679	-	5,386,679

Total Common Stock	54,217,695	311,525,498	-	365,743,193

Preferred Stock
Basic Materials	1,715,071	-	-	1,715,071

Total Preferred Stock	1,715,071	-	-	1,715,071

Total Equities	55,932,766	311,525,498	-	367,458,264

Rights
Energy	82,796	-	-	82,796

Total Rights	82,796	-	-	82,796

Total Mutual Funds	12,340,871	-	-	12,340,871

Total Long-Term Investments	68,356,433	311,525,498	-	379,881,931

Total Short-Term Investments	-	18,172,660	-	18,172,660

Total Investments	$68,356,433	$329,698,158	$-	$398,054,591

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$10,323,891	$-	$-	$10,323,891
Communications	17,770,570	-	-	17,770,570
Consumer, Cyclical	19,581,439	-	-	19,581,439
Consumer, Non-cyclical	33,056,439	2,919,148	-	35,975,587
Energy	26,798,628	-	-	26,798,628
Financial	52,646,547	-	-	52,646,547
Industrial	22,057,633	-	-	22,057,633
Technology	14,842,371	-	-	14,842,371
Utilities	5,875,572	-	-	5,875,572

Total Common Stock	202,953,090	2,919,148	-	205,872,238

Total Equities	202,953,090	2,919,148	-	205,872,238

Total Long-Term Investments	202,953,090	2,919,148	-	205,872,238

Total Short-Term Investments	-	2,660,246	-	2,660,246

Total Investments	$202,953,090	$5,579,394	$-	$208,532,484

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$3,392,808	$9,632,914	$-	$13,025,722
Communications	11,311,546	2,602,098	-	13,913,644
Consumer, Cyclical	8,994,903	5,921,346	-	14,916,249
Consumer, Non-cyclical	14,406,593	29,383,787	-	43,790,380
Diversified	-	2,551,943	-	2,551,943
Energy	3,666,041	1,246,580	-	4,912,621
Financial	12,177,324	8,620,242	-	20,797,566
Industrial	21,852,022	5,532,783	-	27,384,805
Technology	8,738,414	2,711,403	-	11,449,817
Utilities	-	470,490	-	470,490

Total Common Stock	84,539,651	68,673,586	-	153,213,237

Total Equities	84,539,651	68,673,586	-	153,213,237

Total Mutual Funds	2,996,769	-	-	2,996,769

Total Long-Term Investments	87,536,420	68,673,586	-	156,210,006

Total Short-Term Investments	-	1,653,107	-	1,653,107

Total Investments	$87,536,420	$70,326,693	$-	$157,863,113

Growth & Income Fund
Equities
Common Stock
Basic Materials	$3,274,819	$1,266,934	$-	$4,541,753
Communications	8,800,325	-	-	8,800,325
Consumer, Cyclical	10,201,074	552,059	-	10,753,133
Consumer, Non-cyclical	28,187,522	5,795,357	-	33,982,879
Diversified	-	1,253,185	-	1,253,185
Energy	13,090,885	-	-	13,090,885
Financial	21,068,481	-	-	21,068,481
Industrial	17,728,236	-	-	17,728,236
Technology	18,088,361	-	-	18,088,361
Utilities	3,474,109	-	-	3,474,109

Total Common Stock	123,913,812	8,867,535	-	132,781,347

Total Equities	123,913,812	8,867,535	-	132,781,347

Total Long-Term Investments	123,913,812	8,867,535	-	132,781,347

Total Short-Term Investments	-	1,414,537	-	1,414,537

Total Investments	$123,913,812	$10,282,072	$-	$134,195,884

Income & Growth Fund
Equities
Common Stock
Basic Materials	$9,121,802	$3,000,527	$-	$12,122,329
Communications	13,405,075	-	-	13,405,075
Consumer, Cyclical	15,396,300	-	-	15,396,300

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 3 — Significant Unobservable Inputs	Total
Income & Growth Fund (Continued)
Consumer, Non-cyclical	$40,728,786	$2,470,200		$-	$43,198,986
Energy	26,318,569	536,108		-	26,854,677
Financial	42,047,539	-		-	42,047,539
Industrial	27,093,537	-		-	27,093,537
Technology	9,074,144	-		-	9,074,144
Utilities	15,261,739	-		-	15,261,739

Total Common Stock	198,447,491	6,006,835		-	204,454,326

Total Equities	198,447,491	6,006,835		-	204,454,326

Total Long-Term Investments	198,447,491	6,006,835		-	204,454,326

Total Short-Term Investments	-	7,008,825		-	7,008,825

Total Investments	$198,447,491	$13,015,660		$-	$211,463,151

Managed Volatility Fund
Equities
Common Stock
Basic Materials	$6,844,708	$-		$-	$6,844,708
Communications	27,145,796	-		-	27,145,796
Consumer, Cyclical	21,148,317	-		-	21,148,317
Consumer, Non-cyclical	49,796,843	-		-	49,796,843
Energy	22,945,151	-		-	22,945,151
Financial	36,012,909	-		-	36,012,909
Industrial	22,661,204	-		-	22,661,204
Technology	25,518,042	-		-	25,518,042
Utilities	7,500,395	-		-	7,500,395

Total Common Stock	219,573,365	-		-	219,573,365

Total Equities	219,573,365	-		-	219,573,365

Bonds & Notes
Total Corporate Debt	-	-	+	-	-

Total Bonds & Notes	-	-		-	-

Purchased Options
Financials	1,181,185	-		-	1,181,185

Total Purchased Options	1,181,185	-		-	1,181,185

Total Long-Term Investments	220,754,550	-		-	220,754,550

Total Short-Term Investments	-	7,801,969		-	7,801,969

Total Investments	$220,754,550	$7,801,969		$-	$228,556,519

Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$9,793,773	$-		$-	$9,793,773
Communications	41,517,700	-		81,541	41,599,241
Consumer, Cyclical	56,796,460	-		-	56,796,460
Consumer, Non-cyclical	110,425,938	-		-	110,425,938
Energy	22,178,080	-		-	22,178,080

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Fund (Continued)
Financial	$29,446,740	$-	$-	$29,446,740
Industrial	60,368,740	-	-	60,368,740
Technology	44,819,550	-	-	44,819,550
Utilities	5,456,110	-	-	5,456,110

Total Common Stock	380,803,091	-	81,541	380,884,632

Preferred Stock
Communications	-	-	1,058,905	1,058,905

Total Preferred Stock	-	-	1,058,905	1,058,905

Total Equities	380,803,091	-	1,140,446	381,943,537

Total Mutual Funds	24,759,563	-	-	24,759,563

Total Long-Term Investments	405,562,654	-	1,140,446	406,703,100

Total Short-Term Investments	-	12,531,808	-	12,531,808

Total Investments	$405,562,654	$12,531,808	$1,140,446	$419,234,908

Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$8,987,220	$-	$-	$8,987,220
Communications	14,455,144	-	-	14,455,144
Consumer, Cyclical	32,224,417	-	-	32,224,417
Consumer, Non-cyclical	95,968,477	-	-	95,968,477
Energy	40,134,976	-	-	40,134,976
Financial	113,489,339	-	-	113,489,339
Industrial	78,962,397	6,326,710	-	85,289,107
Technology	26,275,666	-	-	26,275,666
Utilities	52,295,918	-	-	52,295,918

Total Common Stock	462,793,554	6,326,710	-	469,120,264

Total Equities	462,793,554	6,326,710	-	469,120,264

Total Mutual Funds	14,614,027	-	-	14,614,027

Total Long-Term Investments	477,407,581	6,326,710	-	483,734,291

Total Short-Term Investments	-	4,837,017	-	4,837,017

Total Investments	$477,407,581	$11,163,727	$-	$488,571,308

PIMCO Total Return Fund
Equities
Preferred Stock
Financial	$1,146,200	$-	$-	$1,146,200

Total Preferred Stock	1,146,200	-	-	1,146,200

Total Equities	1,146,200	-	-	1,146,200

Bonds & Notes
Total Bank Loans	-	542,683	-	542,683

Total Corporate Debt	-	66,471,624	297,379	66,769,003

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Total Municipal Obligations	$-	$11,543,588	$-	$11,543,588

Non-U.S. Government Agency Obligations
Automobile ABS	-	66,906	-	66,906
Commercial MBS	-	4,992,575	-	4,992,575
Credit Card ABS	-	615,566	-	615,566
Home Equity ABS	-	5,578,011	-	5,578,011
Other ABS	-	3,284,470	-	3,284,470
WL Collateral CMO	-	10,302,683	-	10,302,683

Total Non-U.S. Government Agency Obligations	-	24,840,211	-	24,840,211

Total Sovereign Debt Obligations	-	10,530,495	-	10,530,495

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	195,254,508	-	195,254,508

Total U.S. Government Agency Obligations and Instrumentalities	-	195,254,508	-	195,254,508

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	150,683,156	-	150,683,156

Total U.S. Treasury Obligations	-	150,683,156	-	150,683,156

Total Bonds & Notes		459,866,265	297,379	460,163,644

Total Long-Term Investments	1,146,200	459,866,265	297,379	461,309,844

Total Short-Term Investments	-	13,892,365	-	13,892,365

Total Investments	$1,146,200	$473,758,630	$297,379	$475,202,209

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$8,458,762	$-	$-	$8,458,762
Communications	23,922,472	-	111,557	24,034,029
Consumer, Cyclical	46,265,190	-	-	46,265,190
Consumer, Non-cyclical	60,169,582	1,017,313	-	61,186,895
Energy	22,617,880	-	-	22,617,880
Financial	34,856,390	-	-	34,856,390
Industrial	46,050,325	-	-	46,050,325
Technology	36,667,452	-	-	36,667,452
Utilities	925,974	-	-	925,974

Total Common Stock	279,934,027	1,017,313	111,557	281,062,897

Total Equities	279,934,027	1,017,313	111,557	281,062,897

Total Mutual Funds	44,691,904	-	-	44,691,904

Total Long-Term Investments	324,625,931	1,017,313	111,557	325,754,801

Total Short-Term Investments	-	8,447,932	-	8,447,932

Total Investments	$324,625,931	$9,465,245	$111,557	$334,202,733

+	Represents security at $0 value as of June 30, 2013.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level, as of June 30, 2013, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	$-	$35,332	$-	$35,332

PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	382,511	-	382,511
Futures Contracts
Interest Rate Risk	5,381	-	-	5,381
Swap Agreements
Credit Risk	-	64,009	-	64,009
Interest Rate Risk	-	1,993,374	-	1,993,374

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contracts
Equity Risk	$(5,982)	$-	$-	$(5,982)

Managed Volatility Fund
Written Options
Equity Risk	(4,925,755)	-	-	(4,925,755)

Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	-	(3,779)	-	(3,779)

PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	-	(675,121)	-	(675,121)
Futures Contracts
Interest Rate Risk	(545,336)	-	-	(545,336)
Swap Agreements
Credit Risk	-	(115,475)	-	(115,475)
Interest Rate Risk	-	(329,329)	-	(329,329)
Written Options
Interest Rate Risk	(82,016)	(506,818)	-	(588,834)

Notes to Financial Statements (Unaudited) (Continued)

The following table shows Funds with certain assets and liabilities, which approximate fair value and would be categorized at Level 2 as of June 30, 2013:

Statements of Assets and Liabilities location:	PIMCO Total Return Fund
Receivables from:
Investments sold on a when-issued basis	X
Collateral held for open futures contracts	X
Collateral held for open swap agreements	X
Payables for:
Investments purchased on a when-issued basis	X

Statements of Assets and Liabilities location:	Foreign Fund	Global Fund	Mid Cap Growth Fund	Small Cap Growth Equity Fund	Small Company Value Fund
Payables for:
Securities on loan	X	X	X	X	X

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/12		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/13
Managed Volativity Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$-	**	$-	$(2,533,387)	$2,533,387	$-	$-	$-	$-		$-	$-
Bonds & Notes
Corporate Debt†	50,036		-	-	300,388	-	(350,424)	-	-		-	-

	$50,036		$-	$(2,533,387)	$2,833,775	$-	$(350,424)	$-	$-		$-	$-

Mid Cap Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$81,541		$-	$-	$-	$-	$-	$-	$-		$81,541	$-
Preferred Stock
Communications	1,016,005		-	-	42,900	-	-	-	-		1,058,905	42,900

	$1,097,546		$-	$-	$42,900	$-	$-	$-	$-		$1,140,446	$42,900

PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt†	$6,444,760		$-	$21,629	$(128)	$-	$(1,964,992)	$-	$(4,203,890	)***	$297,379	$1,122

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/12	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/13	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/13
Small Cap Growth Equity Fund
Long-Term Investments
Equities
Common Stock
Communications	$111,557	$-	$-	$-	$-	$-	$-	$-	$111,557	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2012.
***	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2013, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Equity Index Fund	Foreign Fund	Global Fund	Managed Volatility Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management					A	A
Directional Exposures to Currencies						A

Futures Contracts**
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Substitution for Direct Investment	A					A

Interest Rate Swaps***
Hedging/Risk Management						A
Duration Management						A
Substitution for Direct Investment						A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Substitution for Direct Investment						A

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Equity Index Fund	Foreign Fund	Global Fund	Managed Volatility Fund	Mid Cap Value Fund	PIMCO Total Return Fund
Credit Default Swaps (Protection Seller)
Hedging/Risk Management						A
Duration/Credit Quality Management						A
Income						A
Substitution for Direct Investment						A

Options (Purchased)
Hedging/Risk Management				A

Options (Written)
Hedging/Risk Management				A		A
Duration/Credit Quality Management						A
Income				A		A

Rights and Warrants
Result of a Corporate Action		A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.

**	Includes any options purchased or written on futures contracts, if applicable.

***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2013, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Equity Index Fund
Liability Derivatives
Futures Contracts^^	$-	$(5,982)	$-	$-	$(5,982)

Realized Gain (Loss)#
Futures Contracts	$-	$891,294	$-	$-	$891,294

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$(9,517)	$-	$-	$(9,517)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	79	-	-	79

Foreign Fund
Asset Derivatives
Rights*	$-	$82,796	$-	$-	$82,796

Realized Gain (Loss)#
Rights	$-	$735	$-	$-	$735

Change in Appreciation (Depreciation)##
Rights	$-	$(2,879)	$-	$-	$(2,879)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	345,196	-	-	345,196

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Global Fund
Realized Gain (Loss)#
Rights	$-	$52,839	$-	$-	$52,839

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	25,759	-	-	25,759

Managed Volatility Fund
Asset Derivatives
Purchased Options*	$-	$1,181,185	$-	$-	$1,181,185

Liability Derivatives
Written Options^	$-	$(4,925,755)	$-	$-	$(4,925,755)

Realized Gain (Loss)#
Purchased Options	$-	$(329,783)	$-	$-	$(329,783)
Written Options	-	(2,709,517)	-	-	(2,709,517)

Total Realized Gain (Loss)	$-	$(3,039,300)	$-	$-	$(3,039,300)

Change in Appreciation (Depreciation)##
Purchased Options	$-	$(440,636)	$-	$-	$(440,636)
Written Options	-	430,347	-	-	430,347

Total Change in Appreciation (Depreciation)	$-	$(10,289)	$-	$-	$(10,289)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,357	-	-	1,357
Written Options	-	1,357	-	-	1,357

Mid Cap Value Fund
Asset Derivatives
Forward Contracts*	$-	$-	$35,332	$-	$35,332

Liability Derivatives
Forward Contracts^	$-	$-	$(3,779)	$-	$(3,779)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$743,916	$-	$743,916

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$16,873	$-	$16,873

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$18,718,735	$-	$18,718,735

PIMCO Total Return Fund
Asset Derivatives
Forward Contracts*	$-	$-	$382,511	$-	$382,511
Futures Contracts^^	-	-	-	5,381	5,381
Swap Agreements*,^^	64,009	-	-	1,993,374	2,057,383

Total Value	$64,009	$-	$382,511	$1,998,755	$2,445,275

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Liability Derivatives
Forward Contracts^	$-	$-	$(675,121)	$-	$(675,121)
Futures Contracts^^	-	-	-	(545,336)	(545,336)
Swap Agreements^,^^	(115,475)	-	-	(329,329)	(444,804)
Written Options^	-	-	-	(588,834)	(588,834)

Total Value	$(115,475)	$-	$(675,121)	$(1,463,498)	$(2,254,095)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$849,157	$-	$849,157
Futures Contracts	-	-	-	(76,320)	(76,320)
Swap Agreements	163,957	-	-	544,323	708,280
Written Options	-	-	-	84,859	84,859

Total Realized Gain (Loss)	$163,957	$-	$849,157	$552,862	$1,565,976

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$267,911	$-	$267,911
Futures Contracts	-	-	-	(583,854)	(583,854)
Swap Agreements	(325,211)	-	-	393,867	68,656
Written Options	-	-	-	(460,510)	(460,510)

Total Change in Appreciation (Depreciation)	$(325,211)	$-	$267,911	$(650,497)	$(707,797)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$76,454,269	$-	$76,454,269
Futures Contracts	-	-	-	465	465
Swap Agreements	$16,916,667	$-	$-	$72,316,667	$89,233,334
Written Options	-	-	-	50,516,693	50,516,693

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, and rights, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2013.

Notes to Financial Statements (Unaudited) (Continued)

The following table presents the Fund(s) derivative assets by counterparty net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2013.

Counterparty	Gross Assets in Statements of Assets and Liabilities	Derivative Assets/(Liabilities) Available for Offset	Collateral Received***	Net Amount of Derivative Assets*
PIMCO Total Return Fund
Barclays Bank PLC	$354,443	$(207,783)	$-	$146,660
Credit Suisse Securities LLC	1,416	(1,416)	-	-
Goldman Sachs & Co.	14,244	(14,244)	-	-
JP Morgan Chase Bank	3,386	(3,386)	-	-
Royal Bank of Scotland PLC	67,514	(67,514)	-	-
UBS AG	6,700	(6,700)	-	-

	$447,703	$(301,043)	$-	$146,660

The following table presents the Fund(s) derivative liabilities by counterparty net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2013.

Counterparty	Gross Liabilities in Statements of Assets and Liabilities	Derivative Assets/(Liabilities) Available for Offset	Collateral Pledged***	Net Amount of Derivative Liabilities**
PIMCO Total Return Fund
Barclays Bank PLC	$207,783	$(207,783)	$-	$-
Credit Suisse Securities LLC	33,424	(1,416)	-	32,008
Goldman Sachs & Co.	211,244	(14,244)	(197,000)	-
JP Morgan Chase Bank	109,092	(3,386)	(105,706)	-
Royal Bank of Scotland PLC	157,286	(67,514)	(89,772)	-
UBS AG	639,136	(6,700)	(577,992)	54,444

	$1,357,965	$(301,043)	$(970,470)	$86,452

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2013, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have

Notes to Financial Statements (Unaudited) (Continued)

an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2013. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
Credit Suisse Securities LLC	2,494,374	Swiss Franc	7/31/13	$2,645,567	$2,641,461	$4,106

JP Morgan Chase Bank	13,067,619	Canadian Dollar	7/31/13	12,412,951	12,416,730	(3,779)

UBS AG	4,184,536	Euro	7/31/13	5,478,651	5,447,425	31,226

				$20,537,169	$20,505,616	$31,553

PIMCO Total Return Fund
BUYS
Barclays Bank PLC	1,007,000	Euro	7/02/13	$1,340,472	$1,310,761	$(29,711)
Barclays Bank PLC	104,800,000	Japanese Yen	7/18/13	1,100,867	1,056,727	(44,140)
Barclays Bank PLC	608,250	Malaysian Ringgit	7/15/13	200,000	192,343	(7,657)

				2,641,339	2,559,831	(81,508)

Credit Suisse Securities LLC	339,000	Euro	7/02/13	439,843	441,259	1,416
Credit Suisse Securities LLC	74,600,000	Japanese Yen	7/18/13	764,992	752,212	(12,780)

				1,204,835	1,193,471	(11,364)

JP Morgan Chase Bank	992,000,000	Indonesian Rupiah	8/12/13	100,000	99,507	(493)

Royal Bank of Scotland PLC	4,470,000	Euro	7/02/13	5,883,414	5,818,373	(65,041)

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
UBS AG	3,484,190	Brazilian Real	8/02/13	$1,714,829	$1,550,562	$(164,267)
UBS AG	285,000	British Pound	9/12/13	447,008	433,266	(13,742)
UBS AG	802,000	Euro	7/02/13	1,068,741	1,043,923	(24,818)
UBS AG	47,462,898	Mexican Peso	9/18/13	3,867,734	3,637,799	(229,935)

				7,098,312	6,665,550	(432,762)

				$16,927,900	$16,336,732	$(591,168)

SELLS
Barclays Bank PLC	2,216,000	British Pound	9/12/13	$3,452,938	$3,368,836	$84,102
Barclays Bank PLC	6,116,000	Canadian Dollar	9/23/13	6,005,853	5,803,752	202,101
Barclays Bank PLC	99,400,000	Japanese Yen	7/18/13	1,014,711	1,002,278	12,433
Barclays Bank PLC	6,319,512	Mexican Peso	9/18/13	490,000	484,360	5,640

				10,963,502	10,659,226	304,276

Credit Suisse Securities LLC	100,000	Euro	6/02/14	126,800	130,417	(3,617)

JP Morgan Chase Bank	6,618,000	Euro	7/02/13	8,568,404	8,614,316	(45,912)
JP Morgan Chase Bank	309,250	Malaysian Ringgit	7/15/13	100,000	97,792	2,208
JP Morgan Chase Bank	2,854,993	Mexican Peso	9/18/13	220,000	218,822	1,178

				8,888,404	8,930,930	(45,526)

Royal Bank of Scotland PLC	4,470,000	Euro	8/02/13	5,884,295	5,819,088	65,207
Royal Bank of Scotland PLC	111,782,000	Japanese Yen	7/18/13	1,129,436	1,127,129	2,307

				7,013,731	6,946,217	67,514

UBS AG	700,000	Euro	9/04/13	883,659	911,404	(27,745)
UBS AG	291,497	Euro	9/20/13	382,874	379,560	3,314
UBS AG	992,000,000	Indonesian Rupiah	8/12/13	100,172	99,507	665
UBS AG	299,000	Malaysian Ringgit	7/15/13	96,490	94,550	1,940
UBS AG	4,098,949	Mexican Peso	9/18/13	308,900	314,163	(5,263)

				1,772,095	1,799,184	(27,089)

				$28,764,532	$28,465,974	$298,558

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period

Notes to Financial Statements (Unaudited) (Continued)

at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2013:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
98	S&P 500 E Mini Index	9/20/13	$7,836,570	$(5,982)

PIMCO Total Return Fund
BUYS
4	3 Month EURIBOR	12/15/14	$1,293,579	$581
3	3 Month EURIBOR	3/16/15	969,403	(1,729)
7	3 Month EURIBOR	6/15/15	2,259,891	(3,703)
18	90 Day Eurodollar	9/15/14	4,474,575	2,892
15	90 Day Eurodollar	12/15/14	3,724,688	467
177	90 Day Eurodollar	6/15/15	43,800,863	(51,683)
44	90 Day Eurodollar	9/14/15	10,863,050	(47,658)
163	90 Day Eurodollar	12/14/15	40,138,750	(263,256)
36	90 Day Eurodollar	3/14/16	8,841,150	(67,117)
28	U.S. Treasury Note 10 Year	9/19/13	3,543,750	(106,568)

				$(537,774)

SELLS
3	Euro-Bund Futures RXA Commodity Call, Strike 148.00	8/23/13	$(156)	$1,441
3	Euro-Bund Futures RXA Commodity Put, Strike 142.00	8/23/13	(6,561)	(3,622)

				$(2,181)

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund

Notes to Financial Statements (Unaudited) (Continued)

may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$100,000	USD	12/20/13	Barclays Bank PLC	Sell***	1.000%	Berkshire Hathaway Inc. (PIMCO Rating: AA)**	$(239)	$566	$327
1,600,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.13† (PIMCO Rating: BA+),**	(86,269)	133,850	47,581
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(1,475)	(2,308)	(3,783)
1,500,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(10,961)	(6,149)	(17,110)
400,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	3,006	(1,930)	1,076
900,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(10,743)	(1,303)	(12,046)
800,000	USD	12/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	5,153	(20,149)	(14,996)
500,000	USD	9/20/17	Barclays Bank PLC	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	2,595	(18,206)	(15,611)
1,500,000	USD	3/20/18	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	(19,829)	4,377	(15,452)

							(118,762)	88,748	(30,014)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (continued)
Credit Default Swaps (continued)
OTC Swaps (continued)
800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	$(9,544)	$(1,164)	$(10,708)
200,000	USD	9/20/17	Credit Suisse Securities LLC	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	946	(7,190)	(6,244)

							(8,598)	(8,354)	(16,952)

1,300,000	USD	12/20/14	Goldman Sachs & Co.	Sell***	1.000%	MetLife, Inc. (PIMCO Rating: A-)**	42,558	(32,175)	10,383
200,000	USD	6/20/15	Goldman Sachs & Co.	Sell***	1.000%	United Kingdom Gilt (PIMCO Rating: AAA)**	906	2,014	2,920
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	2,392	(1,685)	707
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	1,648	(1,414)	234

							47,504	(33,260)	14,244

200,000	USD	6/20/16	JP Morgan Chase Bank	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	1,968	(3,707)	(1,739)
100,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(995)	(609)	(1,604)
300,000	USD	6/20/17	JP Morgan Chase Bank	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	1,310	(8,967)	(7,657)

							2,283	(13,283)	(11,000)

100,000	USD	9/20/16	UBS AG	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	708	(1,578)	(870)
1,000,000	USD	9/20/16	UBS AG	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	5,169	(4,388)	781
300,000	USD	6/20/17	UBS AG	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BAA-)**	1,592	(9,247)	(7,655)

							7,469	(15,213)	(7,744)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
9,000,000	MXN	9/13/17	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 5.500%	$7,885	$(6,702)	$1,183

14,000,000	MXN	9/02/22	Barclays Bank PLC	MXN TIIE Mexican Banxico	Fixed 6.000%	(30,890)	(7,326)	(38,216)

						(23,005)	(14,028)	(37,033)

300,000	BRL	1/02/17	Goldman Sachs & Co.	CETIP Interbank	Fixed 9.095%	(5,529)	-	(5,529)

2,000,000	MXN	6/05/23	JP Morgan Chase Bank	MXN TIIE Mexican Banxixo	Fixed 6.000%	(1,982)	(4,935)	(6,917)

500,000	BRL	1/02/17	UBS AG	CETIP Interbank	Fixed 8.900%	(9,040)	(849)	(9,889)

Centrally Cleared Swaps
$18,000,000	USD	3/18/16		3-Month USD-LIBOR-BBA	Fixed 1.500%	(83,913)	146,774	62,861
17,400,000	USD	10/15/17		Federal Funds Effective Rate US	Fixed 1.000%	(249,556)	(19,222)	(268,778)
14,000,000	USD	6/19/43		3-Month USD-LIBOR-BBA	Fixed 2.750%	942,474	986,856	1,929,330

						609,005	1,114,408	1,723,413

Notes to Financial Statements (Unaudited) (Continued)

BRL	Brazilian Real
MXN	Mexican Peso
USD	U.S. Dollar
*	Collateral for swap agreements held by Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Morgan Stanley & Co. LLC, and UBS AG amounted to $46,000, $14,000, $14,000, and $51,000 in cash, respectively, at June 30, 2013; and collateral for swap agreements held by Citigroup Global Markets, Inc., Credit Suisse Securities LLC, Goldman Sachs & Co., JP Morgan Chase Bank, Morgan Stanley & Co. LLC, Royal Bank of Scotland PLC, and UBS AG amounted to $393,404, $1,131,056, $ 284,930, $301,633, $23,843, $333,734, and $617,094 in securities, respectively, at June 30, 2013.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at June 30, 2013. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
Managed Volatility Fund
$312	7/20/13	S&P 500 Index Call, Strike 1,600.00	$895,070	$790,920
320	7/20/13	S&P 500 Index Call, Strike 1,625.00	971,720	432,000
164	7/20/13	S&P 500 Index Call, Strike 1,575.00	1,090,190	796,220
259	8/17/13	S&P 500 Index Call, Strike 1,600.00	1,242,553	972,545
183	7/20/13	S&P 500 Index Call, Strike 1,550.00	694,942	1,268,190
124	8/17/13	S&P 500 Index Call, Strike 1,575.00	461,627	665,880

			$5,356,102	$4,925,755

PIMCO Total Return Fund
$5,400,000	7/18/13	Interest Rate Swaption USD 5 Year Call, Strike 0.70*	$1,620	$-
5,400,000	7/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.00**	16,200	154,952
1,200,000	7/24/13	Interest Rate Swaption EUR 2 Year Put, Strike 1.15***	2,649	75
800,000	7/24/13	Interest Rate Swaption EUR 5 Year Put, Strike 1.70****	3,937	571
4,100,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80*****	19,735	6
3,000,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80*	10,580	4
3,000,000	7/29/13	Interest Rate Swaption USD 10 Year Call, Strike 1.80******	10,588	4
4,100,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65*****	15,715	61,180
3,000,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65*	13,798	44,766
3,000,000	7/29/13	Interest Rate Swaption USD 10 Year Put, Strike 2.65******	11,475	44,766
29	8/23/13	U.S. Treasury Note 10 Year Call, Strike 133.00	8,538	906
29	8/23/13	U.S. Treasury Note 10 Year Put, Strike 129.00	16,881	81,110
1,700,000	9/03/13	Interest Rate Swaption USD 5 Year Call, Strike 0.75*	680	9
1,700,000	9/03/13	Interest Rate Swaption USD 5 Year Put, Strike 1.10*	6,545	47,466
7,600,000	10/28/13	Interest Rate Swaption USD 5 Year Put, Strike 1.50*****	20,925	136,039
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40*****	2,887	1,017
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Call, Strike 0.40****	2,706	1,017
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40*****	2,887	7,473
1,400,000	3/12/14	Interest Rate Swaption EUR 1 Year Put, Strike 0.40****	3,067	7,473

			$171,413	$588,834

EUR	Euro
USD	U.S. Dollar
*	OTC traded option counterparty Royal Bank of Scotland PLC.
**	OTC traded option counterparty UBS AG.
***	OTC traded option counterparty Credit Suisse Securities LLC.
****	OTC traded option counterparty Barclays Bank PLC.
*****	OTC traded option counterparty Goldman Sachs & Co.
******	OTC traded option counterparty JP Morgan Chase Bank, NA.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in written option contracts during the period ended June 30, 2013, were as follows:

	Number of Contracts	Premiums Received
Managed Volatility Fund
Options outstanding at December 31, 2012	-	$-
Options written	3,871	14,309,900
Options terminated in closing purchase transactions	(2,509)	(8,953,798)

Options outstanding at June 30, 2013	1,362	$5,356,102

PIMCO Total Return Fund
Options outstanding at December 31, 2012	5,000,000	$44,133
Options written	72,400,080	214,870
Options expired	(11)	(2,811)
Options exercised	(27,800,011)	(84,779)

Options outstanding at June 30, 2013	49,600,058	$171,413

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan,

Notes to Financial Statements (Unaudited) (Continued)

the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2013, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements and Treasury Rolls

Each Fund may enter into reverse repurchase agreements or Treasury rolls with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty. Similarly, in a Treasury roll transaction, a Fund sells a Treasury security and simultaneously enters into an agreement to repurchase the security from the buyer at a later date, at the original sale price plus interest. The repurchase price is typically adjusted to provide the Fund the economic benefit of any interest that accrued on the Treasury security during the term of the transaction. The Fund may use the purchase price received by it to earn additional return during the term of the Treasury roll transaction.

Reverse repurchase agreements and Treasury rolls generally create investment leverage. If the counterparty in such a transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

A Fund accounts for a Treasury roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these Treasury roll transactions may be considered financing transactions, whereby the difference in the sales price and the future price is recorded as an adjustment to interest income.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had reverse repurchase transactions during the period ended June 30, 2013:

Description	Value
PIMCO Total Return Fund
Agreement with Bank of Nova Scotia, dated 6/18/13, 0.080%, to be repurchased on demand until 7/02/13 at value plus accrued interest.	$796,000

Average balance outstanding	$3,108,293
Maximum balance outstanding	$17,558,750
Average interest rate	(0.00)%*
Weighted average maturity	6 days

*	Amount is less than 0.005%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

The Fund(s) listed in the following table had Treasury roll transactions during the period ended June 30, 2013, which were accounted for as financing transactions:

PIMCO Total Return Fund
Average balance outstanding	$3,065,501
Weighted average interest rate	0.01%

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into Treasury roll transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Financial Statements (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

Securities Lending

Each Fund may lend its securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 33% of the total assets of the Fund taken at current value.

The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities.

The Funds employ an agent to implement their securities lending program and the agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the securities lending agent or borrower, respectively. For the period ended June 30, 2013, the Fund(s) earned securities lending net income as follows:

	Securities Lending Gross Income	Securities Lending Fees and Expenses	Securities Lending Net Income
Foreign Fund	$431,652	$94,207	$337,445
Global Fund	65,302	13,995	51,307
Managed Volatility Fund	9,885	1,994	7,891
Mid Cap Growth Fund	90,198	18,165	72,033
Small Cap Growth Equity Fund	300,813	60,498	240,315
Small Company Value Fund	22,218	4,486	17,732

	$920,068	$193,345	$726,723

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Blue Chip Growth Fund*	0.75% on the first $400 million; and
0.70% on any excess over $400 million
Equity Income Fund*	0.75% on the first $600 million; and
0.70% on any excess over $600 million
Equity Index Fund	0.10% on the first $750 million; and
0.08% on any excess over $750 million
Focused Equity Fund*	0.75% on the first $250 million; and
0.65% on any excess over $250 million
Foreign Fund	0.89% on the first $500 million; and
0.85% on any excess over $500 million
Fundamental Growth Fund*	0.70% on the first $250 million; and
0.68% on any excess over $250 million
Fundamental Value Fund*	0.65% on the first $500 million; and
0.625% on any excess over $500 million
Global Fund*	0.60% on the first $600 million; and
0.55% on any excess over $600 million
Growth & Income Fund	0.50%
Income & Growth Fund*	0.65% on the first $600 million; and
0.60% on any excess over $600 million
Large Cap Growth Fund*	0.65% on the first $600 million; and
0.60% on any excess over $600 million
Managed Volatility Fund**	0.75% on the first $500 million; and
0.70% on any excess over $500 million
Mid Cap Growth Fund*	0.77% on the first $600 million; and
0.75% on any excess over $600 million
Mid Cap Value Fund*	0.84% on the first $600 million; and
0.80% on any excess over $600 million
PIMCO Total Return Fund*	0.50% on the first $500 million; and
0.48% on any excess over $500 million
Small Cap Growth Equity Fund**	1.04% on the first $200 million; and
1.00% on any excess over $200 million
Small Company Value Fund*	0.85% on the first $150 million; and
0.75% on any excess over $150 million
Small/Mid Cap Value Fund	0.75%

Notes to Financial Statements (Unaudited) (Continued)

*	Prior to June 1, 2013, the investment management fees were as follows:

Blue Chip Growth Fund	0.75% on the first $600 million; and
0.70% on any excess over $600 million
Equity Income Fund	0.75% on the first $750 million;
0.725% on the next $250 million; and
0.70% on any excess over $1 billion
Focused Equity Fund	0.75%
Fundamental Growth Fund	0.70%
Fundamental Value Fund	0.65% on the first $1 billion; and
0.625% on any excess over $1 billion
Global Fund	0.60%
Income & Growth Fund	0.65%
Large Cap Growth Fund	0.65%
Mid Cap Growth Fund	0.77%
Mid Cap Value Fund	0.84%
PIMCO Total Return Fund	0.50%
Small Company Value Fund	0.85%

**	Prior to May 1, 2013, the investment management fees were as follows:

Managed Volatility Fund	0.80% on the first $100 million;
0.75% on the next $400 million; and
0.70% on any excess over $500 million
Small Cap Growth Equity Fund	1.075% on the first $200 million;
1.05% on the next $200 million;
1.025% on the next $600 million; and
1.00% on any excess over $1 billion

MassMutual has entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: AllianceBernstein L.P. for the Small/Mid Cap Value Fund; American Century Investment Management, Inc. for the Mid Cap Value Fund; BlackRock Investment Management, LLC for the Income & Growth Fund; Gateway Investment Advisers, LLC for the Managed Volatility Fund; Harris Associates L.P. for the Focused Equity Fund; Massachusetts Financial Services Company for the Global Fund and Growth & Income Fund; Northern Trust Investments, Inc. for the Equity Index Fund; Pacific Investment Management Company LLC for the PIMCO Total Return Fund; Rainier Investment Management, Inc. for the Large Cap Growth Fund; Templeton Investment Counsel, LLC for the Foreign Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund, Equity Income Fund, Mid Cap Growth Fund, and Small Company Value Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; and Wellington Management Company, LLP for the Fundamental Growth Fund, Fundamental Value Fund, and a portion of the Small Cap Growth Equity Fund. Effective April 29, 2013, Gateway Investment Advisers, LLC replaced Davis Selected Advisers, L.P. as the investment subadviser for the Managed Volatility Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

For the Equity Index Fund, Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, PIMCO Total Return Fund, and Small Company Value Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class

Notes to Financial Statements (Unaudited) (Continued)

specific administrative expenses. In return for these services, MassMutual receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Class III	Service Class I
Equity Index Fund	0.30% on the first $100 million;	0.19%	0.05%	0.30% on the first $100 million;
	0.28% on the next $150 million; and			0.28% on the next $150 million; and
	0.26% on any excess over $250 million			0.26% on any excess over $250 million
Focused Equity Fund	None	0.10%	None	0.10%
Fundamental Growth Fund	None	0.10%	None	0.10%
Fundamental Value Fund	None	0.10%	None	0.10%
Global Fund	0.28%	0.18%	None	0.28%
PIMCO Total Return Fund	None	0.10%	None	0.10%
Small Company Value Fund	None	0.25%	None	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class II	Class III	Service Class I
Equity Index Fund *,^	0.05%	0.05%	0.05%	0.05%
Focused Equity Fund*	None	0.90%	None	1.15%
Fundamental Growth Fund**	None	0.85%	None	1.10%
Fundamental Value Fund*	None	0.80%	None	1.05%
Global Fund**	0.90%	0.80%	None	1.15%
PIMCO Total Return Fund**	None	0.65%	None	0.90%
Small Company Value Fund**	None	1.15%	None	1.40%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2013.
**	Expense caps in effect through April 30, 2014.
^	Expense cap also excludes the management, Rule 12b-1 and administrative fees, taxes, and brokerage commissions.

MassMutual has agreed to waive, through April 30, 2014, 0.05% of the administrative and shareholder service fee for Class II and Class III shares of the Equity Index Fund. For the period January 1, 2013 through April 30, 2013, MassMutual had agreed to voluntarily waive 0.035% of the management fee for the Small Cap Growth Equity Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2013, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Foreign Fund	$1,915
Fundamental Value Fund	104
Growth & Income Fund	681
Large Cap Growth Fund	1,302
Managed Volatility Fund	1,115
Small Cap Growth Equity Fund	45,159
Small/Mid Cap Value Fund	5,124

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2013, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$75,779,738	$-	$79,248,296
Equity Income Fund	-	41,393,123	-	66,963,586
Equity Index Fund	-	7,540,754	-	7,720,628
Focused Equity Fund	-	24,931,146	-	37,060,760
Foreign Fund	-	47,976,613	-	36,029,799
Fundamental Growth Fund	-	67,043,449	-	57,212,809
Fundamental Value Fund	-	21,317,100	-	23,954,886
Global Fund	-	9,221,569	-	16,838,338
Growth & Income Fund	-	14,203,569	-	23,908,027
Income & Growth Fund	-	35,527,425	-	24,366,307
Large Cap Growth Fund	-	126,539,728	-	122,592,682
Managed Volatility Fund	-	196,566,762	-	207,329,189
Mid Cap Growth Fund	-	53,133,109	-	72,702,940
Mid Cap Value Fund	-	171,772,461	-	200,249,767
PIMCO Total Return Fund	1,089,684,452	29,964,657	993,010,304	58,068,885
Small Cap Growth Equity Fund	-	116,229,625	-	141,624,350
Small Company Value Fund	-	10,544,505	-	12,109,632
Small/Mid Cap Value Fund	-	49,679,435	-	73,532,304

Notes to Financial Statements (Unaudited) (Continued)

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Initial Class
Sold	1,690,533	$24,363,421	3,038,667	$39,781,954
Issued as reinvestment of dividends	-	-	20,086	267,550
Redeemed	(1,893,234)	(27,908,049)	(7,612,426)	(98,244,626)

Net increase (decrease)	(202,701)	$(3,544,628)	(4,553,673)	$(58,195,122)

Blue Chip Growth Fund Service Class
Sold	129,937	$1,880,323	431,924	$5,601,619
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(85,547)	(1,248,084)	(154,393)	(2,007,236)

Net increase (decrease)	44,390	$632,239	277,531	$3,594,383

Equity Income Fund Initial Class
Sold	1,424,525	$16,501,282	2,970,596	$30,007,399
Issued as reinvestment of dividends	-	-	969,050	9,826,163
Redeemed	(4,208,868)	(49,070,240)	(14,351,877)	(143,251,167)

Net increase (decrease)	(2,784,343)	$(32,568,958)	(10,412,231)	$(103,417,605)

Equity Income Fund Service Class
Sold	315,878	$3,686,423	656,313	$6,605,555
Issued as reinvestment of dividends	-	-	68,266	688,805
Redeemed	(197,633)	(2,296,082)	(350,743)	(3,480,741)

Net increase (decrease)	118,245	$1,390,341	373,836	$3,813,619

Equity Index Fund Class I
Sold	96,445	$1,918,318	286,277	$4,963,876
Issued as reinvestment of dividends	-	-	68,635	1,206,610
Redeemed	(293,410)	(5,789,542)	(700,301)	(12,140,754)

Net increase (decrease)	(196,965)	$(3,871,224)	(345,389)	$(5,970,268)

Equity Index Fund Class II
Sold	219,856	$4,365,043	432,504	$7,519,183
Issued as reinvestment of dividends	-	-	104,021	1,830,763
Redeemed	(354,697)	(6,956,642)	(1,151,450)	(19,975,060)

Net increase (decrease)	(134,841)	$(2,591,599)	(614,925)	$(10,625,114)

Equity Index Fund Class III
Sold	680	$12,808	30,235	$535,573
Issued as reinvestment of dividends	-	-	122,702	2,157,110
Redeemed	(43,084)	(847,255)	(283,465)	(4,966,395)

Net increase (decrease)	(42,404)	$(834,447)	(130,528)	$(2,273,712)

Equity Index Fund Service Class I
Sold	163,436	$3,180,730	240,445	$4,126,995
Issued as reinvestment of dividends	-	-	7,518	130,207
Redeemed	(40,036)	(775,323)	(68,723)	(1,168,162)

Net increase (decrease)	123,400	$2,405,407	179,240	$3,089,040

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount
Focused Equity Fund Class II
Sold	446,759	$5,682,575	12,300,977	$135,851,304
Issued as reinvestment of dividends	-	-	594,593	6,825,934
Redeemed	(1,374,126)	(17,921,094)	(12,051,004)	(133,195,866)

Net increase (decrease)	(927,367)	$(12,238,519)	844,566	$9,481,372

Focused Equity Fund Service Class I*
Sold	98,215	$1,281,761	75,330	$843,504
Issued as reinvestment of dividends	-	-	3,530	40,487
Redeemed	(4,267)	(54,896)	(7,616)	(86,930)

Net increase (decrease)	93,948	$1,226,865	71,244	$797,061

Foreign Fund Initial Class
Sold	5,806,909	$56,395,854	5,361,549	$46,254,081
Issued as reinvestment of dividends	-	-	865,010	7,361,231
Redeemed	(4,123,977)	(40,502,054)	(6,006,857)	(52,826,074)

Net increase (decrease)	1,682,932	$15,893,800	219,702	$789,238

Foreign Fund Service Class
Sold	66,245	$645,861	130,716	$1,118,100
Issued as reinvestment of dividends	-	-	14,842	125,859
Redeemed	(64,196)	(628,002)	(122,294)	(1,073,653)

Net increase (decrease)	2,049	$17,859	23,264	$170,306

Fundamental Growth Fund Class II
Sold	1,530,113	$17,561,507	17,301,697	$192,143,061
Issued as reinvestment of dividends	-	-	462,370	5,132,313
Redeemed	(1,069,735)	(12,825,294)	(16,326,622)	(181,166,937)

Net increase (decrease)	460,378	$4,736,213	1,437,445	$16,108,437

Fundamental Growth Fund Service Class I*
Sold	20,122	$239,110	49,338	$548,919
Issued as reinvestment of dividends	-	-	1,318	14,599
Redeemed	(3,655)	(42,999)	(3,273)	(36,732)

Net increase (decrease)	16,467	$196,111	47,383	$526,786

Fundamental Value Fund Class II
Sold	764,499	$10,337,035	1,822,064	$21,820,832
Issued as reinvestment of dividends	-	-	239,576	2,874,916
Redeemed	(1,316,511)	(18,126,494)	(3,028,092)	(36,090,352)

Net increase (decrease)	(552,012)	$(7,789,459)	(966,452)	$(11,394,604)

Fundamental Value Fund Service Class I*
Sold	45,401	$632,344	32,686	$397,064
Issued as reinvestment of dividends	-	-	244	2,923
Redeemed	(2,838)	(40,463)	(2,260)	(27,590)

Net increase (decrease)	42,563	$591,881	30,670	$372,397

Global Fund Class I
Sold	688,082	$7,338,846	2,845,061	$25,222,955
Issued as reinvestment of dividends	-	-	133,160	1,205,096
Redeemed	(1,690,010)	(17,564,757)	(1,117,187)	(10,047,254)

Net increase (decrease)	(1,001,928)	$(10,225,911)	1,861,034	$16,380,797

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount

Global Fund Class II
Sold	40,670	$435,314	84,572	$763,261
Issued as reinvestment of dividends	-	-	17,697	162,460
Redeemed	(121,809)	(1,314,433)	(335,760)	(3,053,433)

Net increase (decrease)	(81,139)	$(879,119)	(233,491)	$(2,127,712)

Global Fund Service Class I
Sold	108,238	$1,154,811	155,998	$1,389,887
Issued as reinvestment of dividends	-	-	3,168	28,603
Redeemed	(20,911)	(222,358)	(71,560)	(652,697)

Net increase (decrease)	87,327	$932,453	87,606	$765,793

Growth & Income Fund Initial Class
Sold	131,415	$1,338,139	299,018	$2,605,004
Issued as reinvestment of dividends	-	-	165,219	1,472,103
Redeemed	(1,224,407)	(12,426,572)	(2,827,748)	(24,711,106)

Net increase (decrease)	(1,092,992)	$(11,088,433)	(2,363,511)	$(20,633,999)

Growth & Income Fund Service Class
Sold	154,776	$1,580,193	167,055	$1,455,084
Issued as reinvestment of dividends	-	-	13,663	121,326
Redeemed	(86,373)	(901,822)	(128,750)	(1,112,016)

Net increase (decrease)	68,403	$678,371	51,968	$464,394

Income & Growth Fund Initial Class
Sold	2,024,798	$20,152,601	9,803,508	$88,820,522
Issued as reinvestment of dividends	-	-	191,232	1,768,900
Redeemed	(1,123,789)	(11,514,892)	(2,269,354)	(20,808,243)

Net increase (decrease)	901,009	$8,637,709	7,725,386	$69,781,179

Income & Growth Fund Service Class
Sold	142,908	$1,471,570	302,779	$2,749,232
Issued as reinvestment of dividends	-	-	10,579	97,325
Redeemed	(54,362)	(552,312)	(109,956)	(1,002,238)

Net increase (decrease)	88,546	$919,258	203,402	$1,844,319

Large Cap Growth Fund Initial Class
Sold	1,126,791	$13,827,444	2,370,695	$26,659,276
Issued as reinvestment of dividends	-	-	10,790	123,758
Redeemed	(1,130,384)	(14,087,769)	(3,408,441)	(38,617,738)

Net increase (decrease)	(3,593)	$(260,325)	(1,026,956)	$(11,834,704)

Large Cap Growth Fund Service Class
Sold	10,932	$134,605	25,252	$280,192
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(16,068)	(198,057)	(18,207)	(206,226)

Net increase (decrease)	(5,136)	$(63,452)	7,045	$73,966

Managed Volatility Fund Initial Class
Sold	155,601	$2,100,137	563,444	$6,745,377
Issued as reinvestment of dividends	-	-	114,553	1,366,218
Redeemed	(1,517,292)	(20,492,301)	(2,626,400)	(30,978,092)

Net increase (decrease)	(1,361,691)	$(18,392,164)	(1,948,403)	$(22,866,497)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount

Managed Volatility Fund Service Class
Sold	189,279	$2,532,729	350,206	$4,137,537
Issued as reinvestment of dividends	-	-	9,135	108,476
Redeemed	(126,331)	(1,713,597)	(206,634)	(2,432,514)

Net increase (decrease)	62,948	$819,132	152,707	$1,813,499

Mid Cap Growth Fund Initial Class
Sold	1,086,108	$15,325,098	2,635,901	$34,261,340
Issued as reinvestment of dividends	-	-	1,500,658	18,818,251
Redeemed	(2,118,443)	(30,185,917)	(3,933,400)	(51,094,474)

Net increase (decrease)	(1,032,335)	$(14,860,819)	203,159	$1,985,117

Mid Cap Growth Fund Service Class
Sold	238,893	$3,376,783	413,025	$5,290,170
Issued as reinvestment of dividends	-	-	123,359	1,530,879
Redeemed	(100,793)	(1,428,304)	(164,235)	(2,124,397)

Net increase (decrease)	138,100	$1,948,479	372,149	$4,696,652

Mid Cap Value Fund Initial Class
Sold	1,026,794	$12,570,594	2,713,077	$29,448,878
Issued as reinvestment of dividends	-	-	2,599,065	27,368,158
Redeemed	(3,915,680)	(48,015,804)	(5,987,540)	(64,711,832)

Net increase (decrease)	(2,888,886)	$(35,445,210)	(675,398)	$(7,894,796)

Mid Cap Value Fund Service Class
Sold	172,715	$2,122,799	257,324	$2,771,129
Issued as reinvestment of dividends	-	-	89,089	932,766
Redeemed	(85,985)	(1,061,921)	(157,318)	(1,689,009)

Net increase (decrease)	86,730	$1,060,878	189,095	$2,014,886

PIMCO Total Return Fund Class II
Sold	7,183,551	$77,613,393	7,303,849	$76,908,792
Issued as reinvestment of dividends	-	-	515,502	5,464,322
Redeemed	(1,219,429)	(13,185,314)	(1,853,083)	(19,605,711)

Net increase (decrease)	5,964,122	$64,428,079	5,966,268	$62,767,403

PIMCO Total Return Fund Service Class I*
Sold	461,429	$4,978,957	582,570	$6,231,995
Issued as reinvestment of dividends	-	-	3,392	35,888
Redeemed	(123,493)	(1,326,339)	(54,854)	(588,204)

Net increase (decrease)	337,936	$3,652,618	531,108	$5,679,679

Small Cap Growth Equity Fund Initial Class
Sold	535,716	$9,509,273	1,156,458	$19,523,695
Issued as reinvestment of dividends	-	-	1,650,316	26,329,349
Redeemed	(1,820,449)	(33,290,478)	(2,636,771)	(45,358,431)

Net increase (decrease)	(1,284,733)	$(23,781,205)	170,003	$494,613

Small Cap Growth Equity Fund Service Class
Sold	17,294	$311,417	50,726	$858,613
Issued as reinvestment of dividends	-	-	37,745	595,062
Redeemed	(31,218)	(570,755)	(47,663)	(804,678)

Net increase (decrease)	(13,924)	$(259,338)	40,808	$648,997

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012

	Shares	Amount	Shares	Amount

Small Company Value Fund Class II
Sold	354,895	$7,342,462	722,798	$13,012,293
Issued as reinvestment of dividends	-	-	164,027	2,875,384
Redeemed	(500,230)	(10,196,467)	(924,862)	(16,746,882)

Net increase (decrease)	(145,335)	$(2,854,005)	(38,037)	$(859,205)

Small Company Value Fund Service Class I
Sold	53,853	$1,100,332	141,751	$2,490,797
Issued as reinvestment of dividends	-	-	9,339	162,411
Redeemed	(21,902)	(449,824)	(47,409)	(839,658)

Net increase (decrease)	31,951	$650,508	103,681	$1,813,550

Small/Mid Cap Value Fund Initial Class
Sold	126,414	$1,414,300	661,493	$6,151,513
Issued as reinvestment of dividends	-	-	127,371	1,197,285
Redeemed	(1,853,428)	(20,991,805)	(4,164,313)	(38,927,712)

Net increase (decrease)	(1,727,014)	$(19,577,505)	(3,375,449)	$(31,578,914)

Small/Mid Cap Value Fund Service Class
Sold	55,507	$622,034	152,305	$1,411,804
Issued as reinvestment of dividends	-	-	4,425	41,422
Redeemed	(41,260)	(466,930)	(120,770)	(1,133,655)

Net increase (decrease)	14,247	$155,104	35,960	$319,571

*	Service Class I shares commenced operations on May 1, 2012.

6.	Federal Income Tax Information

At June 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$267,587,262	$108,770,473	$(2,419,799)	$106,350,674
Equity Income Fund	424,083,236	145,398,052	(9,888,444)	135,509,608
Equity Index Fund	241,497,622	130,701,756	(16,018,729)	114,683,027
Focused Equity Fund	118,882,597	34,535,688	(192,451)	34,343,237
Foreign Fund	392,426,418	51,413,949	(45,785,776)	5,628,173
Fundamental Growth Fund	178,076,887	33,506,428	(2,617,399)	30,889,029
Fundamental Value Fund	164,030,740	46,700,257	(2,198,513)	44,501,744
Global Fund	114,954,600	45,023,434	(2,114,921)	42,908,513
Growth & Income Fund	101,353,226	33,573,602	(730,944)	32,842,658
Income & Growth Fund	171,414,730	41,625,340	(1,576,919)	40,048,421
Large Cap Growth Fund	199,537,451	27,380,818	(3,492,545)	23,888,273
Managed Volatility Fund	217,599,100	16,664,302	(5,706,883)	10,957,419
Mid Cap Growth Fund	306,349,105	117,686,997	(4,801,194)	112,885,803
Mid Cap Value Fund	431,755,465	64,540,856	(7,725,013)	56,815,843
PIMCO Total Return Fund	480,094,894	4,515,110	(9,407,795)	(4,892,685)
Small Cap Growth Equity Fund	274,888,527	64,367,050	(5,052,844)	59,314,206
Small Company Value Fund	94,748,574	46,622,933	(3,111,373)	43,511,560
Small/Mid Cap Value Fund	157,206,416	33,836,581	(3,160,206)	30,676,375

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2012, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018
Blue Chip Growth Fund	$575,550	$1,885,854	$-	$-
Equity Income Fund	-	-	25,391,998	-
Foreign Fund	-	-	20,915,928	4,482,917
Global Fund	-	-	6,981,967	-
Growth & Income Fund	-	29,067,985	33,125,485	-
Income & Growth Fund	-	-	4,856,903	-
Managed Volatility Fund	-	-	12,906,699	722,962
Small/Mid Cap Value Fund	-	-	24,198,611	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

At December 31, 2012, the following Fund(s) had post-enactment accumulated capital loss carryforwards:

	Long Term Capital Loss Carryforward	Short Term Capital Loss Carryforward
Foreign Fund	$5,827,275	$-
Income & Growth Fund	307,611	-

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2012, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$267,550	$-	$-
Equity Income Fund	10,514,968	-	-
Equity Index Fund	5,324,691	-	-
Focused Equity Fund	6,866,421	-	-
Foreign Fund	7,487,090	-	-
Fundamental Growth Fund	5,009,030	137,881	-
Fundamental Value Fund	2,877,839	-	-
Global Fund	1,396,159	-	-
Growth & Income Fund	1,593,429	-	-
Income & Growth Fund	1,866,225	-	-

Notes to Financial Statements (Unaudited) (Continued)

	Ordinary Income	Long Term Capital Gain	Return of Capital
Large Cap Growth Fund	$123,758	$-	$-
Managed Volatility Fund	1,474,694	-	-
Mid Cap Growth Fund	-	20,349,130	-
Mid Cap Value Fund	7,386,198	20,914,726	-
PIMCO Total Return Fund	5,500,211	-	-
Small Cap Growth Equity Fund	4,751,604	22,172,806	-
Small Company Value Fund	12,933	3,024,862	-
Small/Mid Cap Value Fund	1,238,707	-	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2012:

Amount
Foreign Fund	$934,631
Global Fund	169,376

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2012, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, swap agreements, premium amortization accruals, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$842,898	$31,444,098	$(50,702)	$87,327,626
Equity Income Fund	10,667,602	(25,391,998)	(94,206)	80,662,014
Equity Index Fund	6,256,331	1,132,489	(155,286)	69,345,185
Focused Equity Fund	2,096,881	-	(5,059)	14,612,048
Foreign Fund	7,875,581	(31,226,120)	(64,539)	5,302,318
Fundamental Growth Fund	-	186,839	(7,046)	13,541,497
Fundamental Value Fund	3,587,930	7,025,409	(11,366)	22,285,039
Global Fund	1,880,325	(6,981,967)	(16,730)	36,120,607
Growth & Income Fund	1,868,947	(62,193,470)	(41,552)	24,058,632
Income & Growth Fund	3,965,038	(5,164,514)	(32,058)	24,053,118
Large Cap Growth Fund	978,432	12,270,465	(22,349)	24,661,936
Managed Volatility Fund	3,041,261	(13,629,661)	(71,766)	36,721,811
Mid Cap Growth Fund	2,670,349	23,351,247	(64,235)	76,159,274
Mid Cap Value Fund	22,360,135	5,356,151	(83,826)	20,841,007
PIMCO Total Return Fund	10,551,148	342,685	(7,909)	9,317,954
Small Cap Growth Equity Fund	-	16,601,835	(67,165)	28,311,528
Small Company Value Fund	1,577,715	3,503,970	(11,860)	33,860,064
Small/Mid Cap Value Fund	1,374,422	(24,198,611)	(41,668)	14,518,082

The Funds did not have any unrecognized tax benefits at June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2013, the Funds did not incur any such

Notes to Financial Statements (Unaudited) (Continued)

interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Equity Income Fund and Equity Index Fund, plus interest and the Official Committee’s court costs, are approximately $4,562,800 and $207,706, respectively.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

9.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Subsequent Events

In preparation of these financial statements management has evaluated the events and transactions subsequent to June 30, 2013, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meeting in February 2013, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), approved a new subadvisory agreement (“New Subadvisory Agreement”) with Gateway Investment Advisers, LLC (“Gateway”) for the Managed Volatility Fund (the “Fund”). In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreement. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the New Subadvisory Agreement, the Independent Trustees discussed with MassMutual and considered a wide range of information about, among other things: (i) Gateway and its respective personnel with responsibilities for providing services to the Fund; (ii) the terms of the New Subadvisory Agreement; (iii) the scope and quality of services that Gateway will provide under the New Subadvisory Agreement; (iv) the historical investment performance track record of Gateway; and (v) the fees payable to Gateway by MassMutual for the Fund and the effect of such fees on the profitability to MassMutual.

Prior to the votes being taken to approve the New Subadvisory Agreement, the Independent Trustees met separately in executive session to discuss the appropriateness of such contract. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreement; (ii) MassMutual’s projected levels of profitability due to the New Subadvisory Agreement were not excessive and the subadvisory fee amounts under the New Subadvisory Agreement are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of Gateway appear well suited to the Fund, given its investment objectives and policies; and (iv) the terms of the New Subadvisory Agreement are fair and reasonable with respect to the Fund and are in the best interests of the Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreement.

At their meeting, the Trustees also reviewed and approved a proposal to add breakpoints to the management fees for the Managed Volatility and Small Cap Growth Equity Funds. In arriving at their decision, the Trustees considered materials provided by MassMutual, including revised profitability schedules for the Funds.

The New Subadvisory Agreement became effective on April 29, 2013 and the amendments to the management agreements for the Managed Volatility and Small Cap Growth Equity Funds to reflect the new breakpoints became effective on May 1, 2013.

At their meetings in April and May 2013, the Contract Committee (the “Committee”) and the Independent Trustees, re-approved the existing advisory and subadvisory agreements, as applicable, (collectively, the “Contracts”) for each of the Blue Chip Growth

Other Information (Unaudited) (Continued)

Fund, Equity Income Fund, Equity Index Fund, Focused Equity Fund, Foreign Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, Large Cap Growth Fund, Managed Volatility Fund, Mid Cap Growth Fund, Mid Cap Value Fund, PIMCO Total Return Fund, Small Cap Growth Equity Fund, Small Company Value Fund, and Small/Mid Cap Value Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibility for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one-, three-, or five-year period below are to periods ended December 31, 2012. The three-year or longer periods do not apply for any Fund that does not yet have a three-year performance history. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee noted the following expense considerations in respect of specific Funds:

•	Foreign Fund – The Committee considered that the Fund has a total net expense ratio in the third quartile, and a management fee in the fourth comparative quartile. The Committee noted, however, MassMutual’s statement that the Fund’s subadviser is in very high demand, and that the Fund has achieved very favorable performance (22nd, 20th, and 17th percentile for the one-, three-, and five-year periods).

•	Blue Chip Growth Fund – The Committee considered similarly that the Fund has a total net expense ratio in the third quartile, and a management fee in the fourth comparative quartile, but that the Fund’s subadviser is in very high demand, and that the Fund has achieved very favorable performance (25th, 14th, and 26th percentile for the one-, three-, and five-year periods). The Committee also considered that MassMutual was proposing revised management fee breakpoints for the Fund.

•	Focused Equity Fund – The Committee noted that, although the Fund’s total net expense ratio and management fee are in the fourth comparative quartiles, the Fund, which is only recently organized, has achieved one-year performance at the third comparative percentile. The Committee considered MassMutual’s statements that the subadviser’s investment strategy is well established and high value-add. The Committee also considered that MassMutual was proposing to add management fee breakpoints to the Fund.

Other Information (Unaudited) (Continued)

•	Fundamental Value Fund – Similarly, the Committee noted that, although the Fund’s total net expense ratio is in the third comparative quartile, the Fund, which is only recently organized, has achieved a one-year performance in the second comparative quartile, and considered the strength of the Fund’s portfolio management team and the reputation of the Fund’s subadviser generally. In the related discussion, the Committee discussed with MassMutual the fact that the subadvisory fee is subject to an “aggregate” breakpoint arrangement, taking into account other MassMutual products managed by the subadviser. The Committee considered that, in response to their request, MassMutual was proposing to add management fee breakpoints to the Fund.

•	Fundamental Growth Fund – The Committee considered that the Fund’s total net expense ratio was at the 58th comparative percentile, and that the Fund’s one-year performance was in the fourth comparative quartile. The Committee noted that the Fund is only recently organized, and that, as a result, performance comparisons may be of limited value. The Committee also considered that the subadviser’s strict sell discipline caused it to sell many positions to take gains, where other managers might have chosen to continue to hold those positions in the generally rising equity markets. The Committee considered MassMutual’s strong confidence in the subadviser and its portfolio management team, and MassMutual’s belief that the Fund’s relative performance should improve when the market becomes less momentum-driven and more quality focused. In the course of the related discussion, the Committee noted that the first breakpoint in the Fund’s proposed management fee is well above the Fund’s current asset level. The Committee asked MassMutual to consider, and MassMutual subsequently proposed, lowering the asset level at which the Fund would achieve a management fee breakpoint.

•	Mid Cap Value Fund – The Committee considered that the Fund’s total net expense ratio was at the 57th comparative percentile, but that the Fund had achieved first or second quartile comparative performance for the one-, three-, and five-year periods. The Committee considered MassMutual’s high degree of confidence in the subadviser and satisfaction with the subadviser’s performance. The Committee also considered that MassMutual was proposing to add management fee breakpoints to the Fund.

•	Equity Income Fund – The Committee considered MassMutual’s statements that, although the Fund’s total net expense ratio is in the third comparative quartile, its performance for the one-, three-, and five-year periods has been in the first or second comparative quartile, and that the Fund’s subadviser is a highly sought-after manager. The Committee also considered that MassMutual was proposing revised management fee breakpoints for the Fund.

•	PIMCO Total Return Fund – The Committee considered that, although the Fund’s total net expense ratio is in the third comparative quartile, it has achieved comparative performance in the first comparative quartile. The Committee also noted that the Fund had been only recently organized. They noted that the Fund’s subadviser is in high demand, notwithstanding the widely reported increase in the volatility of the strategy’s returns in recent years. The Committee also considered that MassMutual was proposing to add management fee breakpoints to the Fund.

The Committee considered that, in the case of the Global and Large Cap Growth Funds, expense information showed the Funds to be in the first quartile of their respective peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. The Committee also considered that MassMutual was proposing to add management fee breakpoints to both Funds.

The Committee noted that the Growth & Income and Small/Mid Cap Value Funds, which each had total net expense ratios in the first comparative quartile, had achieved three-year performance in the third comparative quartile, but that the Funds’ performance had improved to the first comparative quartile in the one-year period. The Committee discussed with MassMutual factors that had contributed to the improved performance and determined that those Funds did not require further detailed inquiry.

The Committee considered information regarding the other Funds that had underperformed in recent periods compared to their peers.

•	Equity Index Fund – The Committee considered MassMutual’s statement that the Fund has performed in line with its benchmark index, adjusted for the Fund’s expenses, and, notwithstanding expenses and performance in the fourth comparative quartile, provides investors an attractive index option consistent with the nature of the investment product. The Committee considered MassMutual’s view that the Fund is performing as intended, and that relative comparisons are especially difficult for an index fund like the Fund, since performance is driven largely by expenses, and expense comparisons can be challenging among variable product funds.

Other Information (Unaudited) (Continued)

•	Managed Volatility Fund – The Committee considered that the Fund had experienced one- and three-year performance in the fourth quartile and that the Fund’s expenses are in the fourth quartile. The Committee considered that the Trustees had recently voted to change the Fund’s investment strategy and subadviser. The Committee noted MassMutual’s statement that the Fund’s expenses are expected to compare favorably to the other funds that will likely comprise the Fund’s peer group in the future, after the change in investment strategy. MassMutual also noted that the Third-Party Report included a pro forma expense analysis for the Fund.

•	Income & Growth Fund – The Committee considered that the Fund’s total net expense ratio is in the second comparative quartile, and that the Fund had achieved second quartile comparative performance in the three-year period, but had achieved fourth-quartile performance (bottom decile) in the one-year period. The Committee considered MassMutual’s statements that the Fund is managed to invest primarily in large, dividend-paying stocks, and that the Fund underperformed significantly in the one-year period as investor sentiment shifted away from dividend-paying stocks. The Committee considered MassMutual’s statements that, notwithstanding its recent underperformance, the Fund ranks in the 5th comparative percentile in volatility of returns, and that MassMutual remains highly confident in the subadviser and the portfolio management team. The Committee also considered that MassMutual was proposing to add management fee breakpoints to the Fund.

•	Mid Cap Growth Fund – The Committee considered that the Fund has expenses in the second comparative quartile and has achieved three- and five-year performance in the first comparative quartile, although its performance in the one-year period was at the 58th comparative percentile. The Committee considered MassMutual’s statements that it considers this Fund and its subadviser to have provided very favorable long-term performance at a reasonable price. The Committee also considered that MassMutual was proposing to add management fee breakpoints to the Fund.

•	Small Company Value Fund – The Committee considered that the Fund has expenses in the fourth comparative quartile, and one- and three-year performance in the third and fourth comparative quartiles, respectively. The Committee considered MassMutual’s statement that the Fund has achieved three-year performance only 0.39% below its benchmark performance and that MassMutual continues to have a high level of confidence in the subadviser. The Committee considered MassMutual’s statement that the Fund’s expenses are high in part due to the Fund’s high subadvisory fee, since the Fund’s subadviser is in very high demand. The Committee also considered that MassMutual was proposing to add management fee breakpoints to the Fund.

•	Small Cap Growth Equity Fund – The Committee considered that the Fund has a total net expense ratio in the fourth comparative quartile. The Committee considered that the Fund had achieved three-year performance in the fourth comparative quartile (90th percentile), but that its performance had improved to the 56th comparative percentile for the one-year period, and that MassMutual remains highly confident in the Fund’s subadvisers. MassMutual noted that the Fund had recently exceeded a breakpoint, reducing the blended management fee paid by the Fund.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given

Other Information (Unaudited) (Continued)

their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

The amendments to the management agreements for the Blue Chip Growth Fund, Equity Income Fund, Focused Equity Fund, Fundamental Growth Fund, Fundamental Value Fund, Global Fund, Income & Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, PIMCO Total Return Fund, and Small Company Value Fund to reflect the new and revised management fee breakpoints became effective on June 1, 2013.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2013

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2013:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2013.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.79%	$1,120.70	$4.11	$1,020.60	$3.91
Service Class	1,000	1.04%	1,119.60	5.41	1,019.40	5.15
Equity Income Fund
Initial Class	1,000	0.78%	1,142.90	4.10	1,020.70	3.86
Service Class	1,000	1.03%	1,139.70	5.40	1,019.50	5.10
Equity Index Fund
Class I	1,000	0.44%	1,136.40	2.30	1,022.40	2.18
Class II	1,000	0.28%	1,136.60	1.47	1,023.10	1.39
Class III	1,000	0.14%	1,137.40	0.73	1,023.80	0.69
Service Class I	1,000	0.69%	1,134.50	3.61	1,021.10	3.42
Focused Equity Fund
Class II	1,000	0.90%	1,194.10	4.84	1,020.10	4.46
Service Class I	1,000	1.15%	1,192.50	6.18	1,018.90	5.69

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Foreign Fund
Initial Class	$1,000	0.96%	$1,023.20	$4.76	$1,019.80	$4.75
Service Class	1,000	1.21%	1,021.20	6.00	1,018.60	5.99
Fundamental Growth Fund
Class II	1,000	0.85%	1,128.00	4.44	1,020.40	4.21
Service Class I	1,000	1.10%	1,126.40	5.74	1,019.10	5.45
Fundamental Value Fund
Class II	1,000	0.79%	1,158.20	4.18	1,020.60	3.91
Service Class I	1,000	1.04%	1,157.00	5.50	1,019.40	5.15
Global Fund
Class I	1,000	0.90%	1,092.70	4.62	1,020.10	4.46
Class II	1,000	0.80%	1,093.40	4.11	1,020.60	3.96
Service Class I	1,000	1.15%	1,092.00	5.90	1,018.90	5.69
Growth & Income Fund
Initial Class	1,000	0.56%	1,125.50	2.92	1,021.80	2.78
Service Class	1,000	0.81%	1,123.90	4.22	1,020.50	4.01
Income & Growth Fund
Initial Class	1,000	0.70%	1,103.40	3.61	1,021.10	3.47
Service Class	1,000	0.95%	1,101.90	4.90	1,019.90	4.71
Large Cap Growth Fund
Initial Class	1,000	0.69%	1,080.00	3.52	1,021.10	3.42
Service Class	1,000	0.94%	1,078.10	4.79	1,019.90	4.66
Managed Volatility Fund
Initial Class	1,000	0.81%	1,118.30	4.21	1,020.50	4.01
Service Class	1,000	1.06%	1,117.40	5.50	1,019.30	5.25
Mid Cap Growth Fund
Initial Class	1,000	0.81%	1,148.90	4.27	1,020.50	4.01
Service Class	1,000	1.06%	1,148.30	5.58	1,019.30	5.25
Mid Cap Value Fund
Initial Class	1,000	0.88%	1,154.80	4.65	1,020.20	4.36
Service Class	1,000	1.13%	1,153.10	5.97	1,019.00	5.59
PIMCO Total Return Fund
Class II	1,000	0.65%	972.30	3.14	1,021.30	3.22
Service Class I	1,000	0.90%	970.30	4.35	1,020.10	4.46
Small Cap Growth Equity Fund
Initial Class	1,000	1.08%	1,204.30	5.84	1,019.20	5.35
Service Class	1,000	1.33%	1,203.20	7.19	1,018.00	6.58
Small Company Value Fund
Class II	1,000	1.15%	1,123.00	5.99	1,018.90	5.69
Service Class I	1,000	1.40%	1,121.40	7.28	1,017.70	6.93
Small/Mid Cap Value Fund
Initial Class	1,000	0.80%	1,177.90	4.27	1,020.60	3.96
Service Class	1,000	1.05%	1,176.80	5.60	1,019.40	5.20

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2013, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

©2013 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.	CRN201409-174614

MML Series Investment Fund
Semiannual Report

MML Conservative Allocation Fund

MML Balanced Allocation Fund

MML Moderate Allocation Fund

MML Growth Allocation Fund

MML Aggressive Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

MML American Funds® Core Allocation Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2013

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Richard J. Byrne

“Thank you for your continued confidence in MassMutual. We are committed to helping you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions.”

June 30, 2013

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2013. Stocks in the United States and in foreign developed markets advanced during the first half of the year, and U.S. bonds and emerging-market equities declined. The actions and comments of central bankers across the globe kept the attention of investors and helped drive choppier stock markets and rising interest rates later in the period. The U.S. economy continued its somewhat unsteady recovery in the midst of government spending cuts mandated by sequestration – the automatic, across-the-board series of spending cuts to government agencies – and ongoing caution among business owners. Housing and unemployment mainly improved throughout the period, but U.S. gross domestic product (“GDP”) figures, which indicated higher rates of growth early in the period, underwent substantial downward revisions later. (GDP measures the total value of goods and services produced in a country.) Through it all, consumer confidence numbers reached their highest levels since mid-2007, and inflation remained in check. Elsewhere in the world, the ongoing recession in the euro zone and a March banking crisis in Cyprus kept investors wary. Looking to the Far East, China continued to struggle, while Japan made some headway against its economic challenges. Against this backdrop, two key commodities headed in different directions. The price of oil rose from slightly less than $92 a barrel at the beginning of the period to more than $96 at the end, taking a volatile route along the way. The price of gold continued its substantial decline, starting 2013 at around $1,676 an ounce and dropping to less than $1,224 by the end of the period.

Key events that defined the period

In the United States, encouraging pockets of economic strength and the Federal Reserve’s (the “Fed”) ongoing Quantitative Easing (“QE”) program gave investors reason for optimism, despite the challenges brought about by the “fiscal cliff” and sequestration. Late on January 1, 2013, congressional votes to avert the fiscal cliff were finally confirmed. (Fiscal cliff is the term for a combination of tax hikes and spending cuts that were set to take effect early in 2013 unless an alternate plan could be agreed upon by congress and the president.) The agreement prevented broad escalation of income taxes for most Americans except top-bracket individual filers.

In February, equity investors focused on the specter of sequestration, which was set to go into effect March 1, 2013. Ultimately, however, in March, the U.S. Congress passed a stopgap spending bill to keep the federal government running through September 2013. Also in March, the Department of Labor reported that the U.S. unemployment rate fell to its lowest level since December 2008, and the Fed continued its commitment to keep the federal funds rate between 0% and 0.25% and announced its continuation of the $85 billion per month bond-buying QE program. (The federal funds rate is the interest rate that banks and other financial institutions charge each other for borrowing funds overnight.) In April, Commerce Department reports indicated that the U.S. economy rebounded in the first quarter of 2013 after a lackluster fourth quarter. The agency estimated first-quarter 2013 GDP growth to be at a level of 2.5%, versus fourth-quarter 2012 GDP growth of 0.4% – although the 2.5% figure was ultimately revised downward to a final 1.8% in June.

In May, the first signs emerged that QE could soon be scaled back when Fed Chairman Bernanke alluded to a possible “tapering down” of monthly Fed bond purchases in the near term – and minutes from the Fed’s May 1 meeting indicated other Fed officials supported the move. The day of the release, the Dow Jones Industrial AverageSM (the “Dow”) reversed its triple-digit point gain to post a loss of 0.80% for the day. The markets subsequently posted declines in each of the last two weeks of May and the yields of U.S. Treasury securities increased across the board as their prices fell. (Bond prices move in the opposite direction of interest rates (or yields); when yields rise, the prices of existing bonds fall – and vice versa.) That same month, the U.S. unemployment rate fell to 7.5%, marking a four-year low. In June, the unemployment rate ticked up slightly to 7.6%, as more individuals entered the job market. Stock and bond markets sold off sharply in mid-June and drove interest rates higher on lingering concerns that QE

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Unaudited) (Continued)

would end sooner than expected. Stocks rose again as the period drew to a close when the Department of Labor released the final downward revision of first-quarter GDP. The weaker-than-expected growth figure drove shares higher on investor expectations that the Fed would continue QE a while longer.

In news from around the world, the Japanese Cabinet approved a ¥20 trillion (yen) ($224 billion) stimulus package in January 2013, which was expected to create 600,000 jobs and help repair tsunami-ravaged coastland. In February, uncertainty over Italian elections led to a hung parliament, which struck fresh fears into the euro zone. In late March, resolution came to the Cyprus banking crisis – although the deal restricted Cyprus’s financial industry and limited its status as an offshore tax haven. China sent mixed economic signals in the first part of 2013, but April reports were clear the country was in a slowdown. Also in April, the Bank of Japan announced plans to double the country’s monetary base over the next two years through its own bond-buying program in an effort to boost its economy. The announcement accelerated the already rallying Japanese stock market, which continued to advance well into May – but declined along with U.S. stocks in the wake of Fed chairman Bernanke’s comments about the possible end of QE. In June, consumer sentiment in the euro zone improved, despite the region’s continued recession, and the European Central Bank reaffirmed its commitment to stimulative monetary policy. Following a precipitous fall in late May into mid-June, Japanese stocks rallied on encouraging signs attributable to the country’s economic reforms, and China’s woes increased.

The major stock indexes in the U.S. advanced for the six months ended June 30, 2013, outperforming most international competitors. The Russell 2000® Index, a benchmark of small-cap stocks, led the gainers with a 15.86% advance, while the Dow, a measure of blue-chip domestic stock performance, gained 15.20%. The S&P 500® Index, a measure of large-cap stock performance, also turned in a double-digit advance of 13.82%. The NASDAQ Composite® Index, an indicator of technology stock performance, returned 12.71% for the six months. In international equities, the MSCI EAFE® Index, a benchmark measuring foreign developed-market stocks, posted a 4.10% gain; while the MSCI® Emerging Markets Index, a benchmark of emerging stock markets, lost 9.57%. Fixed-income investments in the U.S. significantly lagged equity counterparts during the period, with the Barclays U.S. Aggregate Bond Index losing 2.44% during the period.*

Keeping it in perspective

The economic and market events that characterized the first six months of 2013 offer an excellent reminder that investing environments can be unpredictable and that it is important for investors to maintain perspective. We believe it is unwise for investors to use short-term performance to justify major deviations from their long-term plan. In the end, we believe you may be more successful if you focus on maintaining a solid, systematic individual investment plan that reflects your long-term objectives, risk tolerance, and the amount of time you have to invest.**

Thank you for your continued confidence in MassMutual. We are committed to help you plan for a more financially secure future by giving you the information you need to make the choices that are appropriate for you, regardless of current market conditions. If you work with a financial professional and have not met with him or her recently, you may wish to consider scheduling some time to review your retirement investment strategy in order to assess whether or not your current investments are compatible with your long-term financial goals.

Sincerely,

Richard J. Byrne

President

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

**	Systematic investing does not ensure a profit or protect against loss in a declining market. Systematic investing involves continuous investment in securities regardless of fluctuating price levels. Investors should consider their ability to continue investing through periods of low price levels.

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/13 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries (Unaudited)

What are the investment approaches of the Funds that comprise the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund.

Each Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Each Fund invests in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund and MML Series Investment Fund II (which are advised by Massachusetts Mutual Life Insurance Company (MassMutual)), OppenheimerFunds (which are advised by OFI Global Asset Management, Inc. (OFI Global), a majority owned, indirect subsidiary of MassMutual), and non-affiliated funds. The Series’ investment adviser is MassMutual.

Through their investment in Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•	MML Conservative Allocation Fund: Approximately 40% in equity funds and 60% in fixed income funds, including money market funds.

•	MML Balanced Allocation Fund: Approximately 50% in equity funds and 50% in fixed income funds, including money market funds.

•	MML Moderate Allocation Fund: Approximately 60% in equity funds and 40% in fixed income funds, including money market funds.

•	MML Growth Allocation Fund: Approximately 75% in equity funds and 25% in fixed income funds, including money market funds.

•	MML Aggressive Allocation Fund: Approximately 90% in equity funds and 10% in fixed income funds, including money market funds.

3

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/13

Fixed Income Funds	60.1%
Equity Funds	40.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	60.2%
Fixed Income Funds	39.9%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/13

Fixed Income Funds	50.3%
Equity Funds	49.8%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	75.0%
Fixed Income Funds	25.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/13

Equity Funds	89.8%
Fixed Income Funds	10.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with long-term capital growth through a “master feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. Although the Master Growth Fund focuses on investments in medium- to large-capitalization companies, the Master Growth Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/13
Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that Capital Research believes have the potential for growth. Although the Master International Fund focuses on investments in medium- to large-capitalization companies, the Master International Fund’s investments are not limited to a particular capitalization size. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/13
Equity Funds	100.2%

Total Long-Term Investments	100.2%
Other Assets and Liabilities	(0.2)%

Net Assets	100.0%

6

MML Series Investment Fund – Portfolio Summaries (Unaudited) (Continued)

What is the investment approach of MML American Funds® Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. As of the date of this report, it is expected that the Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund, and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in Underlying Funds in response to changing market, economic, and investment conditions. The Fund’s investment adviser invests the Fund’s assets in a combination of domestic and international Underlying Funds. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/13
Equity Funds	64.8%
Fixed Income Funds	35.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

7

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,270,798	$19,227,170
MML Equity Income Fund, Initial Class (a)	1,874,809	22,647,690
MML Focused Equity Fund, Class II (a)	487,948	6,694,645
MML Foreign Fund, Initial Class (a)	1,318,376	12,775,065
MML Fundamental Growth Fund, Class II (a)	1,100,506	13,580,243
MML Fundamental Value Fund, Class II (a)	1,191,133	17,176,135
MML Global Fund, Class I (a)	935,599	10,038,981
MML High Yield Fund, Class II (a)	1,655,112	17,924,862
MML Income & Growth Fund, Initial Class (a)	1,090,717	11,408,904
MML Inflation-Protected and Income Fund, Initial Class (a)	559,640	5,988,150
MML Large Cap Growth Fund, Initial Class (a)	956,756	12,007,292
MML Managed Bond Fund, Initial Class (a)	9,365,494	117,925,378
MML Mid Cap Growth Fund, Initial Class (a)	779,344	11,604,437
MML Mid Cap Value Fund, Initial Class (a)	1,080,062	13,857,194
MML PIMCO Total Return Fund, Class II (a)	5,854,969	61,594,278
MML Short-Duration Bond Fund, Class II (a)	3,600,818	36,044,183
MML Small Cap Growth Equity Fund, Initial Class (a)	242,556	4,761,930
MML Small Company Value Fund, Class II (a)	325,907	6,902,703
Oppenheimer Global Fund/VA, Non-Service Shares (a)	221,675	7,681,042
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,790,089	30,455,870
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	4,404,288	9,557,305

		449,853,457

TOTAL MUTUAL FUNDS (Cost $420,623,174)		449,853,457

TOTAL LONG-TERM INVESTMENTS (Cost $420,623,174)		449,853,457

Value
TOTAL INVESTMENTS — 100.1% (Cost $420,623,174) (b)	$449,853,457

Other Assets/(Liabilities) — (0.1)%	(301,987)

NET ASSETS — 100.0%	$449,551,470

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,767,776	$26,746,447
MML Equity Income Fund, Initial Class (a)	2,309,680	27,900,938
MML Focused Equity Fund, Class II (a)	839,128	11,512,835
MML Foreign Fund, Initial Class (a)	1,691,415	16,389,811
MML Fundamental Growth Fund, Class II (a)	1,542,502	19,034,477
MML Fundamental Value Fund, Class II (a)	1,505,588	21,710,586
MML Global Fund, Class I (a)	1,274,966	13,680,382
MML High Yield Fund, Class II (a)	1,546,421	16,747,744
MML Income & Growth Fund, Initial Class (a)	1,326,983	13,880,241
MML Inflation-Protected and Income Fund, Initial Class (a)	620,939	6,644,048
MML Large Cap Growth Fund, Initial Class (a)	1,374,758	17,253,209
MML Managed Bond Fund, Initial Class (a)	8,729,346	109,915,338
MML Mid Cap Growth Fund, Initial Class (a)	1,216,455	18,113,008
MML Mid Cap Value Fund, Initial Class (a)	1,505,329	19,313,369
MML PIMCO Total Return Fund, Class II (a)	5,454,916	57,385,715
MML Short-Duration Bond Fund, Class II (a)	3,263,050	32,663,134
MML Small Cap Growth Equity Fund, Initial Class (a)	405,645	7,963,745
MML Small Company Value Fund, Class II (a)	545,080	11,544,785
Oppenheimer Global Fund/VA, Non-Service Shares (a)	317,772	11,010,798
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	5,533,832	29,107,955
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	6,512,138	14,131,341

		502,649,906

TOTAL MUTUAL FUNDS (Cost $450,556,420)		502,649,906

TOTAL LONG-TERM INVESTMENTS (Cost $450,556,420)		502,649,906

Value
TOTAL INVESTMENTS — 100.1% (Cost $450,556,420) (b)	$502,649,906

Other Assets/(Liabilities) — (0.1)%	(335,578)

NET ASSETS — 100.0%	$502,314,328

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	7,216,071	$109,179,148
MML Equity Income Fund, Initial Class (a)	7,942,090	95,940,443
MML Focused Equity Fund, Class II (a)	3,998,722	54,862,467
MML Foreign Fund, Initial Class (a)	6,366,463	61,691,031
MML Fundamental Growth Fund, Class II (a)	6,448,637	79,576,186
MML Fundamental Value Fund, Class II (a)	5,526,393	79,690,581
MML Global Fund, Class I (a)	4,570,711	49,043,727
MML High Yield Fund, Class II (a)	3,649,596	39,525,120
MML Income & Growth Fund, Initial Class (a)	5,514,621	57,682,931
MML Inflation-Protected and Income Fund, Initial Class (a)	1,687,181	18,052,833
MML Large Cap Growth Fund, Initial Class (a)	5,513,350	69,192,548
MML Managed Bond Fund, Initial Class (a)	23,130,381	291,245,616
MML Mid Cap Growth Fund, Initial Class (a)	4,853,736	72,272,129
MML Mid Cap Value Fund, Initial Class (a)	5,936,129	76,160,535
MML PIMCO Total Return Fund, Class II (a)	14,803,708	155,735,006
MML Short-Duration Bond Fund, Class II (a)	8,013,487	80,215,002
MML Small Cap Growth Equity Fund, Initial Class (a)	1,999,244	39,249,787
MML Small Company Value Fund, Class II (a)	2,189,284	46,369,025
MML Strategic Emerging Markets Fund, Class II (a)	1,348,896	12,666,134
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,276,412	44,227,659
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	14,398,188	75,734,467
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	21,357,368	46,345,489

		1,654,657,864

TOTAL MUTUAL FUNDS (Cost $1,452,167,604)		1,654,657,864

TOTAL LONG-TERM INVESTMENTS (Cost $1,452,167,604)		1,654,657,864

Value
TOTAL INVESTMENTS — 100.1% (Cost $1,452,167,604) (b)	$1,654,657,864

Other Assets/(Liabilities) — (0.1)%	(1,083,469)

NET ASSETS — 100.0%	$1,653,574,395

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,127,302	$122,966,080
MML Equity Income Fund, Initial Class (a)	7,999,628	96,635,502
MML Focused Equity Fund, Class II (a)	5,223,193	71,662,209
MML Foreign Fund, Initial Class (a)	6,568,831	63,651,976
MML Fundamental Growth Fund, Class II (a)	7,287,260	89,924,794
MML Fundamental Value Fund, Class II (a)	5,709,847	82,335,995
MML Global Fund, Class I (a)	4,729,237	50,744,709
MML High Yield Fund, Class II (a)	2,137,147	23,145,306
MML Income & Growth Fund, Initial Class (a)	4,607,049	48,189,738
MML Inflation-Protected and Income Fund, Initial Class (a)	1,169,546	12,514,143
MML Large Cap Growth Fund, Initial Class (a)	6,669,045	83,696,509
MML Managed Bond Fund, Initial Class (a)	12,991,571	163,583,047
MML Mid Cap Growth Fund, Initial Class (a)	5,572,210	82,970,204
MML Mid Cap Value Fund, Initial Class (a)	6,435,701	82,570,041
MML PIMCO Total Return Fund, Class II (a)	7,941,478	83,544,344
MML Short-Duration Bond Fund, Class II (a)	4,405,930	44,103,355
MML Small Cap Growth Equity Fund, Initial Class (a)	2,562,371	50,305,274
MML Small Company Value Fund, Class II (a)	2,648,258	56,090,107
MML Strategic Emerging Markets Fund, Class II (a)	2,459,433	23,094,078
Oppenheimer Global Fund/VA, Non-Service Shares (a)	1,337,388	46,340,500
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	8,020,421	42,187,416
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	23,704,421	51,438,593

		1,471,693,920

TOTAL MUTUAL FUNDS (Cost $1,190,534,159)		1,471,693,920

TOTAL LONG-TERM INVESTMENTS (Cost $1,190,534,159)		1,471,693,920

Value
TOTAL INVESTMENTS — 100.1% (Cost $1,190,534,159) (b)	$1,471,693,920

Other Assets/(Liabilities) — (0.1)%	(890,569)

NET ASSETS — 100.0%	$1,470,803,351

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	584,382	$8,841,705
MML Equity Income Fund, Initial Class (a)	580,296	7,009,971
MML Focused Equity Fund, Class II (a)	385,582	5,290,183
MML Foreign Fund, Initial Class (a)	449,979	4,360,299
MML Fundamental Growth Fund, Class II (a)	518,917	6,403,440
MML Fundamental Value Fund, Class II (a)	412,907	5,954,118
MML Global Fund, Class I (a)	328,849	3,528,545
MML High Yield Fund, Class II (a)	59,842	648,084
MML Income & Growth Fund, Initial Class (a)	322,334	3,371,612
MML Inflation-Protected and Income Fund, Initial Class (a)	35,373	378,487
MML Large Cap Growth Fund, Initial Class (a)	474,131	5,950,339
MML Managed Bond Fund, Initial Class (a)	316,261	3,982,188
MML Mid Cap Growth Fund, Initial Class (a)	432,022	6,432,803
MML Mid Cap Value Fund, Initial Class (a)	499,390	6,407,168
MML PIMCO Total Return Fund, Class II (a)	256,944	2,703,051
MML Short-Duration Bond Fund, Class II (a)	44,462	445,069
MML Small Cap Growth Equity Fund, Initial Class (a)	204,264	4,010,171
MML Small Company Value Fund, Class II (a)	204,520	4,331,742
MML Strategic Emerging Markets Fund, Class II (a)	218,175	2,048,668
Oppenheimer Global Fund/VA, Non-Service Shares (a)	94,104	3,260,688
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares (a)	204,815	1,077,327
Oppenheimer International Growth Fund/VA, Non-Service Shares (a)	1,644,514	3,568,595

		90,004,253

TOTAL MUTUAL FUNDS (Cost $74,437,999)		90,004,253

TOTAL LONG-TERM INVESTMENTS (Cost $74,437,999)		90,004,253

Value
TOTAL INVESTMENTS — 100.1% (Cost $74,437,999) (b)	$90,004,253

Other Assets/(Liabilities) — (0.1)%	(67,723)

NET ASSETS — 100.0%	$89,936,530

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	1,171,459	$78,370,611

TOTAL MUTUAL FUNDS (Cost $58,693,326)		78,370,611

TOTAL LONG-TERM INVESTMENTS (Cost $58,693,326)		78,370,611

TOTAL INVESTMENTS — 100.1% (Cost $58,693,326) (a)		78,370,611

Other Assets/(Liabilities) — (0.1)%		(100,435)

NET ASSETS — 100.0%		$78,270,176

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds International Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
American Funds International Fund, Class 1	2,256,201	$41,085,425

TOTAL MUTUAL FUNDS (Cost $35,593,542)		41,085,425

TOTAL LONG-TERM INVESTMENTS (Cost $35,593,542)		41,085,425

TOTAL INVESTMENTS — 100.2% (Cost $35,593,542) (a)		41,085,425

Other Assets/(Liabilities) — (0.2)%		(63,188)

NET ASSETS — 100.0%		$41,022,237

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2013 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	10,192,245	$116,905,054
American Funds Bond Fund, Class 1	15,102,263	163,708,535
American Funds Growth-Income Fund, Class 1	3,254,581	139,621,516
American Funds International Fund, Class 1	2,452,846	44,666,334

		464,901,439

TOTAL MUTUAL FUNDS (Cost $382,010,254)		464,901,439

TOTAL LONG-TERM INVESTMENTS (Cost $382,010,254)		464,901,439

TOTAL INVESTMENTS — 100.1% (Cost $382,010,254) (a)		464,901,439

Other Assets/(Liabilities) — (0.1)%		(547,831)

NET ASSETS — 100.0%		$464,353,608

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value - unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value - affiliated issuers (Note 7) (b)	449,853,457	502,649,906

Total investments	449,853,457	502,649,906

Receivables from:
Investments sold	22,433	67,022
Investment adviser (Note 3)	-	-
Fund shares sold	408,592	115,330

Total assets	450,284,482	502,832,258

Liabilities:
Payables for:
Investments purchased	408,592	115,330
Fund shares repurchased	20,551	64,932
Trustees’ fees and expenses (Note 3)	42,241	49,808
Affiliates (Note 3):
Investment management fees	34,670	38,793
Administration fees	-	-
Service fees	195,900	217,564
Accrued expense and other liabilities	31,058	31,503

Total liabilities	733,012	517,930

Net assets	$449,551,470	$502,314,328

Net assets consist of:
Paid-in capital	$380,754,765	$401,042,450
Undistributed (accumulated) net investment income (loss)	11,038,630	12,558,670
Accumulated net realized gain (loss) on investments and foreign currency transactions	28,527,792	36,619,722
Net unrealized appreciation (depreciation) on investments and foreign currency translations	29,230,283	52,093,486

Net assets	$449,551,470	$502,314,328

(a) Cost of investments - unaffiliated issuers:	$-	$-
(b) Cost of investments - affiliated issuers:	$420,623,174	$450,556,420

The accompanying notes are an integral part of the financial statements.

16

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$78,370,611	$41,085,425	$464,901,439
1,654,657,864	1,471,693,920	90,004,253	-	-	-

1,654,657,864	1,471,693,920	90,004,253	78,370,611	41,085,425	464,901,439

330,568	131,253	2,646	-	10,971	-
-	-	-	266	1,365	-
859,337	278,563	10,726	36,139	1,107	77,076

1,655,847,769	1,472,103,736	90,017,625	78,407,016	41,098,868	464,978,515

859,337	278,563	10,726	32,137	-	10,632
323,731	125,063	2,269	3,682	11,904	64,509
147,340	172,206	9,170	5,549	3,968	42,784

127,574	113,972	6,954	9,050	4,796	71,782
-	-	-	15,083	7,993	89,730
761,991	559,913	25,857	48,504	26,367	293,271
53,401	50,668	26,119	22,835	21,603	52,199

2,273,374	1,300,385	81,095	136,840	76,631	624,907

$1,653,574,395	$1,470,803,351	$89,936,530	$78,270,176	$41,022,237	$464,353,608

$1,303,814,005	$1,007,427,558	$65,338,007	$56,119,310	$33,742,725	$355,906,891
30,583,672	24,977,271	978,705	337,470	425,311	8,483,634
116,686,458	157,238,761	8,053,564	2,136,111	1,362,318	17,071,898
202,490,260	281,159,761	15,566,254	19,677,285	5,491,883	82,891,185

$1,653,574,395	$1,470,803,351	$89,936,530	$78,270,176	$41,022,237	$464,353,608

$-	$-	$-	$58,693,326	$35,593,542	$382,010,254
$1,452,167,604	$1,190,534,159	$74,437,999	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$139,904,637	$156,250,037

Shares outstanding (a)	12,512,826	13,735,438

Net asset value, offering price and redemption price per share	$11.18	$11.38

Service Class shares:
Net assets	$309,646,833	$346,064,291

Shares outstanding (a)	27,903,665	30,611,198

Net asset value, offering price and redemption price per share	$11.10	$11.31

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$431,941,541	$593,230,622	$48,484,222	$–	$–	$–

37,146,928	51,469,826	4,206,216	–	–	–

$11.63	$11.53	$11.53	$–	$–	$–

$1,221,632,854	$877,572,729	$41,452,308	$–	$–	$–

105,795,890	76,565,797	3,623,315	–	–	–

$11.55	$11.46	$11.44	$–	$–	$–

$–	$–	$–	$78,270,176	$41,022,237	$464,353,608

–	–	–	6,379,289	4,138,842	40,782,749

$–	$–	$–	$12.27	$9.91	$11.39

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	MML Conservative Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends - unaffiliated issuers	$-	$-
Dividends - affiliated issuers (Note 7)	1,859,110	1,711,074

Total investment income	1,859,110	1,711,074

Expenses (Note 3):
Investment management fees	219,461	240,701
Custody fees	21,232	21,235
Audit fees	14,179	14,193
Legal fees	1,601	1,688
Proxy fees	518	518
Shareholder reporting fees	6,286	6,630
Trustees’ fees	14,134	15,061

	277,411	300,026
Administration fees:
Service Class I	-	-
Service fees:
Service Class	374,494	410,958
Service Class I	-	-

Total expenses	651,905	710,984
Expenses waived (Note 3):
Service Class I fees waived by adviser	-	-

Net expenses	651,905	710,984

Net investment income (loss)	1,207,205	1,000,090

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions - unaffiliated issuers	-	-
Investment transactions - affiliated issuers (Note 7)	11,896,242	12,489,206
Realized gain distributions - affiliated issuers (Note 7)	3,982,687	3,882,106

Net realized gain (loss)	15,878,929	16,371,312

Net change in unrealized appreciation (depreciation) on:
Investment transactions - unaffiliated issuers	-	-
Investment transactions - affiliated issuers	(2,502,102)	4,412,618

Net change in unrealized appreciation (depreciation)	(2,502,102)	4,412,618

Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,376,827	20,783,930

Net increase (decrease) in net assets resulting from operations	$14,584,032	$21,784,020

The accompanying notes are an integral part of the financial statements.

20

MML Moderate Allocation Fund	MML Growth Allocation Fund	MML Aggressive Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund	MML American Funds Core Allocation Fund

$-	$-	$-	$338,819	$171,000	$3,710,169
4,352,271	2,482,230	58,794	-	-	-

4,352,271	2,482,230	58,794	338,819	171,000	3,710,169

782,726	719,547	43,152	54,310	30,155	443,316
22,215	22,324	22,243	486	486	2,675
14,410	14,435	14,109	14,104	14,099	14,185
5,470	4,996	274	132	78	851
518	518	518	518	518	518
18,327	17,521	2,203	3,376	2,503	14,690
48,560	44,579	2,617	2,208	1,245	13,745

892,226	823,920	85,116	75,134	49,084	489,980

-	-	-	90,517	50,258	554,145

1,428,069	1,073,565	48,127	-	-	-
-	-	-	90,517	50,258	554,145

2,320,295	1,897,485	133,243	256,168	149,600	1,598,270

-	-	-	(2,721)	(8,877)	-

2,320,295	1,897,485	133,243	253,447	140,723	1,598,270

2,031,976	584,745	(74,449)	85,372	30,277	2,111,899

-	-	-	706,863	408,597	8,727,022
37,959,276	40,257,424	2,696,694	-	-	-
10,350,665	6,584,028	227,558	-	-	-

48,309,941	46,841,452	2,924,252	706,863	408,597	8,727,022

-	-	-	5,928,385	720,711	15,165,795
38,847,611	63,509,865	5,326,950	-	-	-

38,847,611	63,509,865	5,326,950	5,928,385	720,711	15,165,795

87,157,552	110,351,317	8,251,202	6,635,248	1,129,308	23,892,817

$89,189,528	$110,936,062	$8,176,753	$6,720,620	$1,159,585	$26,004,716

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Conservative Allocation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,207,205	$8,137,210
Net realized gain (loss) on investment transactions	15,878,929	15,365,217
Net change in unrealized appreciation (depreciation) on investments	(2,502,102)	16,542,495

Net increase (decrease) in net assets resulting from operations	14,584,032	40,044,922

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(2,392,553)
Service Class	-	(4,520,655)

Total distributions from net investment income	-	(6,913,208)

From net realized gains:
Initial Class	-	(4,249,213)
Service Class	-	(8,942,690)

Total distributions from net realized gains	-	(13,191,903)

Net fund share transactions (Note 5):
Initial Class	(5,843,169)	20,585,781
Service Class	4,351,735	50,933,302

Increase (decrease) in net assets from fund share transactions	(1,491,434)	71,519,083

Total increase (decrease) in net assets	13,092,598	91,458,894
Net assets
Beginning of period	436,458,872	344,999,978

End of period	$449,551,470	$436,458,872

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$11,038,630	$9,831,425

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Moderate Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$1,000,090	$8,113,520	$2,031,976	$21,897,368	$584,745	$17,326,397
16,371,312	27,501,646	48,309,941	84,053,005	46,841,452	131,695,539
4,412,618	12,286,977	38,847,611	49,638,152	63,509,865	29,520,733

21,784,020	47,902,143	89,189,528	155,588,525	110,936,062	178,542,669

-	(2,533,489)	-	(5,831,328)	-	(7,398,962)
-	(4,492,605)	-	(12,161,972)	-	(8,967,612)

-	(7,026,094)	-	(17,993,300)	-	(16,366,574)

-	(3,348,248)	-	(8,320,844)	-	(5,230,349)
-	(6,714,308)	-	(19,894,894)	-	(7,698,844)

-	(10,062,556)	-	(28,215,738)	-	(12,929,193)

195,869	12,116,176	(3,196,388)	10,347,681	(10,982,860)	(20,128,378)
19,194,660	42,319,768	96,803,423	204,955,868	(15,153,740)	(6,856,832)

19,390,529	54,435,944	93,607,035	215,303,549	(26,136,600)	(26,985,210)

41,174,549	85,249,437	182,796,563	324,683,036	84,799,462	122,261,692

461,139,779	375,890,342	1,470,777,832	1,146,094,796	1,386,003,889	1,263,742,197

$502,314,328	$461,139,779	$1,653,574,395	$1,470,777,832	$1,470,803,351	$1,386,003,889

$12,558,670	$11,558,580	$30,583,672	$28,551,696	$24,977,271	$24,392,526

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(74,449)	$648,473
Net realized gain (loss) on investment transactions	2,924,252	7,588,934
Net change in unrealized appreciation (depreciation) on investments	5,326,950	2,416,834

Net increase (decrease) in net assets resulting from operations	8,176,753	10,654,241

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(348,090)
Service Class	-	(186,793)
Service Class I	-	-

Total distributions from net investment income	-	(534,883)

From net realized gains:
Service Class I	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(1,548,418)	(517,891)
Service Class	3,437,534	1,381,764
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	1,889,116	863,873

Total increase (decrease) in net assets	10,065,869	10,983,231
Net assets
Beginning of period	79,870,661	68,887,430

End of period	$89,936,530	$79,870,661

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$978,705	$1,053,154

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Growth Fund		MML American Funds International Fund		MML American Funds Core Allocation Fund
Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012

$85,372	$254,810	$30,277	$397,403	$2,111,899	$6,397,042
706,863	1,540,695	408,597	1,019,228	8,727,022	8,807,009
5,928,385	7,211,388	720,711	4,371,380	15,165,795	27,684,714

6,720,620	9,006,893	1,159,585	5,788,011	26,004,716	42,888,765

-	-	-	-	-	-
-	-	-	-	-	-
-	(117,069)	-	(482,538)	-	(5,998,788)

-	(117,069)	-	(482,538)	-	(5,998,788)

-	(531,546)	-	(556,561)	-	(10,223,523)

-	(531,546)	-	(556,561)	-	(10,223,523)

-	-	-	-	-	-
-	-	-	-	-	-
5,480,726	8,431,522	1,238,927	2,074,021	15,351,688	40,091,108

5,480,726	8,431,522	1,238,927	2,074,021	15,351,688	40,091,108

12,201,346	16,789,800	2,398,512	6,822,933	41,356,404	66,757,562

66,068,830	49,279,030	38,623,725	31,800,792	422,997,204	356,239,642

$78,270,176	$66,068,830	$41,022,237	$38,623,725	$464,353,608	$422,997,204

$337,470	$252,098	$425,311	$395,034	$8,483,634	$6,371,735

25

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Conservative Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j,w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$10.81	$0.04	$0.33	$0.37	$-	$-	$-	$11.18	3.42%	[b]	$139,905	0.13%	[a]	N/A		0.71%	[a]
12/31/12	10.24	0.25	0.90	1.15	(0.21)	(0.37)	(0.58)	10.81	11.40%		140,899	0.13%		N/A		2.29%
12/31/11	10.82	0.21	0.06	0.27	(0.31)	(0.54)	(0.85)	10.24	2.57%		113,666	0.13%		N/A		2.00%
12/31/10	9.81	0.32	0.84	1.16	(0.15)	-	(0.15)	10.82	11.91%		101,461	0.13%		N/A		3.12%
12/31/09	8.15	0.19	1.53	1.72	(0.05)	(0.01)	(0.06)	9.81	21.15%		83,810	0.15%		N/A		2.11%
12/31/08	10.11	0.28	(2.24)	(1.96)	(0.00)[d]	(0.00)[d]	(0.00)[d]	8.15	(19.38%	)	52,819	0.27%		0.20%		3.06%
Service Class
06/30/13[r]	$10.74	$0.03	$0.33	$0.36	$-	$-	$-	$11.10	3.35%	[b]	$309,647	0.38%	[a]	N/A		0.48%	[a]
12/31/12	10.18	0.22	0.90	1.12	(0.19)	(0.37)	(0.56)	10.74	11.15%		295,560	0.38%		N/A		2.05%
12/31/11	10.77	0.19	0.04	0.23	(0.28)	(0.54)	(0.82)	10.18	2.28%		231,334	0.38%		N/A		1.75%
12/31/10	9.78	0.29	0.83	1.12	(0.13)	-	(0.13)	10.77	11.59%		196,487	0.38%		N/A		2.87%
12/31/09	8.14	0.18	1.52	1.70	(0.05)	(0.01)	(0.06)	9.78	20.91%		143,548	0.40%		N/A		1.96%
12/31/08[g]	9.79	0.05	(1.70)	(1.65)	(0.00)[d]	(0.00)[d]	(0.00)[d]	8.14	(16.85%	)[b]	38,451	0.49%	[a]	0.45%	[a]	1.62%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[x]	16%	18%	20%	44%	47%	37%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Balanced Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j,w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$10.85	$0.03	$0.50	$0.53	$-	$-	$-	$11.38	4.88%	[b]	$156,250	0.12%	[a]	N/A		0.58%	[a]
12/31/12	10.06	0.22	1.01	1.23	(0.19)	(0.25)	(0.44)	10.85	12.40%		148,872	0.13%		N/A		2.08%
12/31/11	10.34	0.18	(0.00)[d]	0.18	(0.27)	(0.19)	(0.46)	10.06	1.73%		126,438	0.13%		N/A		1.76%
12/31/10	9.31	0.26	0.91	1.17	(0.14)	-	(0.14)	10.34	12.73%		130,142	0.13%		N/A		2.71%
12/31/09	7.59	0.15	1.63	1.78	(0.05)	(0.01)	(0.06)	9.31	23.50%		120,940	0.14%		N/A		1.83%
12/31/08	10.08	0.21	(2.70)	(2.49)	-	(0.00)[d]	(0.00)[d]	7.59	(24.70%	)	88,583	0.20%		0.20%	[k]	2.43%
Service Class
06/30/13[r]	$10.80	$0.02	$0.49	$0.51	$-	$-	$-	$11.31	4.72%	[b]	$346,064	0.37%	[a]	N/A		0.34%	[a]
12/31/12	10.02	0.19	1.01	1.20	(0.17)	(0.25)	(0.42)	10.80	12.12%		312,268	0.38%		N/A		1.83%
12/31/11	10.30	0.16	0.00 [d]	0.16	(0.25)	(0.19)	(0.44)	10.02	1.54%		249,453	0.38%		N/A		1.51%
12/31/10	9.28	0.24	0.91	1.15	(0.13)	-	(0.13)	10.30	12.49%		219,161	0.38%		N/A		2.46%
12/31/09	7.59	0.14	1.61	1.75	(0.05)	(0.01)	(0.06)	9.28	23.09%		161,300	0.39%		N/A		1.65%
12/31/08[g]	9.60	0.02	(2.03)	(2.01)	-	(0.00)[d]	(0.00)[d]	7.59	(20.94%	)[b]	49,286	0.47%	[a]	0.45%	[a]	0.87%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[x]	10%	21%	12%	39%	42%	21%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Moderate Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$10.96	$0.02	$0.65	$0.67	$-	$-	$-	$11.63	6.11%	[b]	$431,942	0.11%	[a]	0.44%	[a]
12/31/12	10.04	0.20	1.11	1.31	(0.16)	(0.23)	(0.39)	10.96	13.17%		410,035	0.12%		1.82%
12/31/11	10.16	0.16	(0.06)	0.10	(0.21)	(0.01)	(0.22)	10.04	1.00%		365,793	0.12%		1.55%
12/31/10	9.08	0.22	0.99	1.21	(0.13)	-	(0.13)	10.16	13.48%		382,041	0.12%		2.30%
12/31/09	7.26	0.14	1.74	1.88	(0.05)	(0.01)	(0.06)	9.08	25.90%		331,628	0.13%		1.77%
12/31/08	10.04	0.18	(2.96)	(2.78)	-	(0.00)[d]	(0.00)[d]	7.26	(27.69%	)	251,682	0.14%		2.09%
Service Class
06/30/13[r]	$10.89	$0.01	$0.65	$0.66	$-	$-	$-	$11.55	6.06%	[b]	$1,221,633	0.36%	[a]	0.20%	[a]
12/31/12	9.99	0.17	1.10	1.27	(0.14)	(0.23)	(0.37)	10.89	12.82%		1,060,743	0.37%		1.60%
12/31/11	10.12	0.13	(0.06)	0.07	(0.19)	(0.01)	(0.20)	9.99	0.73%		780,302	0.37%		1.31%
12/31/10	9.05	0.19	0.99	1.18	(0.11)	-	(0.11)	10.12	13.24%		622,603	0.37%		2.07%
12/31/09	7.26	0.12	1.73	1.85	(0.05)	(0.01)	(0.06)	9.05	25.48%		403,209	0.38%		1.54%
12/31/08[g]	9.44	0.02	(2.20)	(2.18)	-	(0.00)[d]	(0.00)[d]	7.26	(23.09%	)[b]	146,775	0.39%	[a]	0.86%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[x]	10%	18%	12%	31%	39%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Growth Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$10.66	$0.01	$0.86	$0.87	$-	$-	$-	$11.53	8.16%	[b]	$593,231	0.11%	[a]	0.23%	[a]
12/31/12	9.53	0.15	1.22	1.37	(0.14)	(0.10)	(0.24)	10.66	14.49%		559,044	0.12%		1.43%
12/31/11	9.75	0.12	(0.16)	(0.04)	(0.18)	-	(0.18)	9.53	(0.41%	)	518,216	0.12%		1.23%
12/31/10	8.59	0.15	1.11	1.26	(0.10)	-	(0.10)	9.75	14.92%		538,363	0.12%		1.68%
12/31/09	6.66	0.12	1.85	1.97	(0.03)	(0.01)	(0.04)	8.59	29.61%		470,601	0.12%		1.57%
12/31/08	10.02	0.10	(3.46)	(3.36)	-	(0.00)[d]	(0.00)[d]	6.66	(33.53%	)	354,595	0.13%		1.24%
Service Class
06/30/13[r]	$10.62	$(0.00)[d]	$0.84	$0.84	$-	$-	$-	$11.46	7.91%	[b]	$877,573	0.36%	[a]	(0.02%	)[a]
12/31/12	9.49	0.12	1.23	1.35	(0.12)	(0.10)	(0.22)	10.62	14.28%		826,960	0.37%		1.18%
12/31/11	9.71	0.10	(0.16)	(0.06)	(0.16)	-	(0.16)	9.49	(0.63%	)	745,526	0.37%		0.98%
12/31/10	8.57	0.13	1.10	1.23	(0.09)	-	(0.09)	9.71	14.54%		755,101	0.37%		1.45%
12/31/09	6.66	0.10	1.85	1.95	(0.03)	(0.01)	(0.04)	8.57	29.29%		559,084	0.37%		1.34%
12/31/08[g]	9.20	0.01	(2.55)	(2.54)	-	(0.00)[d]	(0.00)[d]	6.66	(27.61%	)[b]	184,401	0.39%	[a]	0.24%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[x]	9%	27%	12%	32%	40%	14%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML Aggressive Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j,w]		Net investment income (loss) to average daily net assets
Initial Class
06/30/13[r]	$10.47	$(0.00)[d]	$1.06	$1.06	$-	$-	$-	$11.53	10.12%	[b]	$48,484	0.20%	[a]	N/A		(0.06%	)[a]
12/31/12	9.12	0.10	1.33	1.43	(0.08)	-	(0.08)	10.47	15.73%		45,399	0.20%		0.20%	[k]	0.98%
12/31/11	9.40	0.08	(0.26)	(0.18)	(0.10)	-	(0.10)	9.12	(1.86%	)	40,085	0.19%		N/A		0.81%
12/31/10	8.20	0.09	1.21	1.30	(0.10)	-	(0.10)	9.40	16.05%		41,787	0.21%		0.20%		1.08%
12/31/09	6.15	0.09	2.00	2.09	(0.02)	(0.02)	(0.04)	8.20	34.04%		33,931	0.24%		0.20%		1.34%
12/31/08	9.99	0.04	(3.88)	(3.84)	-	(0.00)[d]	(0.00)[d]	6.15	(38.43%	)	24,477	0.40%		0.20%		0.46%
Service Class
06/30/13[r]	$10.40	$(0.02)	$1.06	$1.04	$-	$-	$-	$11.44	10.00%	[b]	$41,452	0.45%	[a]	N/A		(0.31%	)[a]
12/31/12	9.07	0.07	1.32	1.39	(0.06)	-	(0.06)	10.40	15.35%		34,472	0.45%		0.45%	[k]	0.72%
12/31/11	9.35	0.05	(0.24)	(0.19)	(0.09)	-	(0.09)	9.07	(2.03%	)	28,803	0.44%		N/A		0.59%
12/31/10	8.16	0.07	1.20	1.27	(0.08)	-	(0.08)	9.35	15.83%		22,669	0.46%		0.45%		0.86%
12/31/09	6.14	0.08	1.98	2.06	(0.02)	(0.02)	(0.04)	8.16	33.60%		15,066	0.49%		0.45%		1.11%
12/31/08[g]	8.98	(0.01)	(2.83)	(2.84)	-	(0.00)[d]	(0.00)[d]	6.14	(31.62%	)[b]	3,953	0.63%	[a]	0.45%	[a]	(0.27%	)[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[x]	12%	35%	20%	42%	38%	18%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Growth Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[j,u]		Net investment income (loss) to average daily net assets
Service Class I
06/30/13[r]	$11.16	$0.01	$1.10	$1.11	$-	$-	$-	$12.27	9.95%	[b]	$78,270	0.71%	[a]	0.70%	[a]	0.24%	[a]
12/31/12	9.61	0.05	1.62	1.67	(0.02)	(0.10)	(0.12)	11.16	17.41%		66,069	0.74%		0.70%		0.44%
12/31/11	10.32	0.03	(0.51)	(0.48)	(0.03)	(0.20)	(0.23)	9.61	(4.74%	)	49,279	0.77%		0.70%		0.26%
12/31/10	8.80	0.04	1.55	1.59	(0.02)	(0.05)	(0.07)	10.32	18.16%		37,761	0.81%		0.70%		0.43%
12/31/09	6.36	0.03	2.44	2.47	-	(0.03)	(0.03)	8.80	38.86%		22,130	0.90%		0.70%		0.39%
12/31/08[g]	10.00	0.22	(3.86)	(3.64)	-	-	-	6.36	(36.40%	)[b]	6,080	13.92%	[a]	0.70%	[a]	9.23%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[y]	2%	6%	3%	10%	9%	5%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
y	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds International Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[u]		Ratio of expenses to average daily net assets after expense waivers[j,u]		Net investment income (loss) to average daily net assets
Service Class I
06/30/13[r]	$9.62	$0.01	$0.28	$0.29	$-	$-	$-	$9.91	3.01%	[b]	$41,022	0.74%	[a]	0.70%	[a]	0.15%	[a]
12/31/12	8.44	0.10	1.34	1.44	(0.12)	(0.14)	(0.26)	9.62	17.38%		38,624	0.79%		0.70%		1.11%
12/31/11	10.22	0.14	(1.60)	(1.46)	(0.13)	(0.19)	(0.32)	8.44	(14.36%	)	31,801	0.81%		0.70%		1.49%
12/31/10	9.79	0.17	0.47	0.64	(0.08)	(0.13)	(0.21)	10.22	6.82%		31,337	0.83%		0.70%		1.78%
12/31/09	6.92	0.12	2.82	2.94	-	(0.07)	(0.07)	9.79	42.63%		21,308	0.91%		0.70%		1.48%
12/31/08[g]	10.00	0.51	(3.59)	(3.08)	-	-	-	6.92	(30.80%	)[b]	6,410	13.59%	[a]	0.70%	[a]	19.94%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[y]	3%	10%	6%	9%	12%	7%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
u	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
y	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c],j	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]		Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers[w]		Ratio of expenses to average daily net assets after expense waivers[j,w]		Net investment income (loss) to average daily net assets
Service Class I
06/30/13[r]	$10.72	$0.05	$0.62	$0.67	$-	$-	$-	$11.39	6.25%	[b]	464,354	0.72%	[a]	0.72%	[l]	0.95%	[a]
12/31/12	10.00	0.17	0.99	1.16	(0.16)	(0.28)	(0.44)	10.72	11.70%		422,997	0.73%		0.73%	[l]	1.63%
12/31/11	10.21	0.18	(0.20)	(0.02)	(0.15)	(0.04)	(0.19)	10.00	(0.16%	)	356,240	0.75%		N/A		1.77%
12/31/10	9.56	0.18	0.67	0.85	(0.13)	(0.07)	(0.20)	10.21	9.17%		325,337	0.76%		0.75%		1.89%
12/31/09	7.75	0.20	1.69	1.89	(0.08)	-	(0.08)	9.56	24.52%		231,008	0.77%		0.75%		2.31%
12/31/08[g]	10.00	0.72	(2.97)	(2.25)	-	-	-	7.75	(22.50%	)[b]	67,874	1.85%	[a]	0.75%	[a]	25.06%	[a]

	Six months ended June 30, 2013[b,r]	Year ended December 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes[x]	5%	8%	13%	3%	10%	1%[b]

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
j	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements (Unaudited)

1.	The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19. 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds® Growth Fund (“American Funds Growth Fund”)

MML American Funds® International Fund (“American Funds International Fund”)

MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets primarily in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The Allocation Funds may also invest in non-affiliated funds. The financial statements of other series of the Trust, the applicable series of the MML Series Investment Fund II (which are advised by MassMutual), Oppenheimer Funds (which are advised by OppenheimerFunds, Inc., a majority-owned, indirect subsidiary of MassMutual), and non-affiliated funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the series of the Trust, MML Series Investment Fund II, Oppenheimer Funds, or any non-affiliated funds in which the shares are invested.

American Funds Growth Fund and American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2013, the American Funds Growth Fund and American Funds International Fund owned 0.36% and 0.48% of the Growth and International Master Funds, respectively. The American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company.

Each share class of a fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

34

Notes to Financial Statements (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

The net asset value of each Fund is based upon the net asset value(s) of its corresponding Master Fund or underlying funds. Shares of the Master Funds and underlying funds are valued at their closing net asset values as reported on each business day.

Certain underlying funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the underlying funds or Master Funds, as applicable, explain the valuation methods for the underlying funds or Master Funds, including the circumstances under which the underlying funds or Master Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the SEC EDGAR database on its Internet site at www.sec.gov.

Various inputs may be used to determine the value of the Funds’ investments. The Funds categorize the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as summarized below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

All Funds characterized all investments at Level 1, as of June 30, 2013. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2013. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after

35

Notes to Financial Statements (Unaudited) (Continued)

exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

Certain underlying funds or Master Funds may invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

36

Notes to Financial Statements (Unaudited) (Continued)

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Conservative Allocation Fund	0.10%	Aggressive Allocation Fund	0.10%
Balanced Allocation Fund	0.10%	American Funds Growth Fund	0.15%
Moderate Allocation Fund	0.10%	American Funds International Fund	0.15%
Growth Allocation Fund	0.10%	American Funds Core Allocation Fund	0.20%

Administration Fees

For the American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
American Funds Growth Fund	0.25%
American Funds International Fund	0.25%
American Funds Core Allocation Fund	0.25%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds (other than extraordinary litigation and legal expenses, Master/Acquired Fund fees and expenses#, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Initial Class	Service Class	Service Class I
Aggressive Allocation Fund*	0.20%	0.45%	None
American Funds Growth Fund**	None	None	0.70%
American Funds International Fund**	None	None	0.70%
American Funds Core Allocation Fund*	None	None	0.75%

#	Master/Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2013.
**	Expense caps in effect through April 30, 2014.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

37

Notes to Financial Statements (Unaudited) (Continued)

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2013, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Conservative Allocation Fund	$-	$75,751,816	$-	$72,041,379
Balanced Allocation Fund	-	73,897,646	-	49,600,534
Moderate Allocation Fund	-	257,943,957	-	151,820,355
Growth Allocation Fund	-	131,482,809	-	150,406,343
Aggressive Allocation Fund	-	12,321,113	-	10,275,429
American Funds Growth Fund	-	7,000,578	-	1,426,635
American Funds International Fund	-	2,302,856	-	1,034,774
American Funds Core Allocation Fund	-	38,647,976	-	21,147,439

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Conservative Allocation Fund Initial Class
Sold	1,047,056	$11,752,731	2,979,839	$31,948,401
Issued as reinvestment of dividends	-	-	634,968	6,641,766
Redeemed	(1,571,224)	(17,595,900)	(1,679,318)	(18,004,386)

Net increase (decrease)	(524,168)	$(5,843,169)	1,935,489	$20,585,781

Conservative Allocation Fund Service Class
Sold	2,707,406	$30,158,142	5,625,441	$60,005,784
Issued as reinvestment of dividends	-	-	1,293,309	13,463,345
Redeemed	(2,324,473)	(25,806,407)	(2,116,789)	(22,535,827)

Net increase (decrease)	382,933	$4,351,735	4,801,961	$50,933,302

Balanced Allocation Fund Initial Class
Sold	816,671	$9,287,319	2,319,860	$24,707,815
Issued as reinvestment of dividends	-	-	561,771	5,881,737
Redeemed	(798,353)	(9,091,450)	(1,732,319)	(18,473,376)

Net increase (decrease)	18,318	$195,869	1,149,312	$12,116,176

38

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Balanced Allocation Fund Service Class
Sold	2,504,821	$28,285,978	4,659,402	$49,389,515
Issued as reinvestment of dividends	-	-	1,074,488	11,206,913
Redeemed	(810,006)	(9,091,318)	(1,721,202)	(18,276,660)

Net increase (decrease)	1,694,815	$19,194,660	4,012,688	$42,319,768

Moderate Allocation Fund Initial Class
Sold	1,773,137	$20,416,698	3,497,176	$37,444,715
Issued as reinvestment of dividends	-	-	1,343,986	14,152,172
Redeemed	(2,048,898)	(23,613,086)	(3,851,795)	(41,249,206)

Net increase (decrease)	(275,761)	$(3,196,388)	989,367	$10,347,681

Moderate Allocation Fund Service Class
Sold	9,421,817	$108,260,842	18,187,217	$193,806,084
Issued as reinvestment of dividends	-	-	3,058,861	32,056,866
Redeemed	(995,099)	(11,457,419)	(1,981,538)	(20,907,082)

Net increase (decrease)	8,426,718	$96,803,423	19,264,540	$204,955,868

Growth Allocation Fund Initial Class
Sold	1,037,211	$11,783,813	1,874,036	$19,279,430
Issued as reinvestment of dividends	-	-	1,239,383	12,629,311
Redeemed	(1,991,994)	(22,766,673)	(5,059,502)	(52,037,119)

Net increase (decrease)	(954,783)	$(10,982,860)	(1,946,083)	$(20,128,378)

Growth Allocation Fund Service Class
Sold	1,217,950	$13,651,364	1,777,143	$18,216,236
Issued as reinvestment of dividends	-	-	1,642,015	16,666,456
Redeemed	(2,538,631)	(28,805,104)	(4,078,032)	(41,739,524)

Net increase (decrease)	(1,320,681)	$(15,153,740)	(658,874)	$(6,856,832)

Aggressive Allocation Fund Initial Class
Sold	205,537	$2,305,713	499,229	$4,990,949
Issued as reinvestment of dividends	-	-	34,984	348,090
Redeemed	(335,585)	(3,854,131)	(591,254)	(5,856,930)

Net increase (decrease)	(130,048)	$(1,548,418)	(57,041)	$(517,891)

Aggressive Allocation Fund Service Class
Sold	453,244	$5,044,719	456,872	$4,565,027
Issued as reinvestment of dividends	-	-	18,868	186,793
Redeemed	(143,246)	(1,607,185)	(337,631)	(3,370,056)

Net increase (decrease)	309,998	$3,437,534	138,109	$1,381,764

American Funds Growth Fund Service Class I
Sold	683,468	$8,195,682	1,253,317	$13,396,343
Issued as reinvestment of dividends	-	-	61,133	648,615
Redeemed	(225,208)	(2,714,956)	(521,024)	(5,613,436)

Net increase (decrease)	458,260	$5,480,726	793,426	$8,431,522

American Funds International Fund Service Class I
Sold	286,656	$2,886,800	655,019	$5,851,223
Issued as reinvestment of dividends	-	-	117,945	1,039,099
Redeemed	(164,182)	(1,647,873)	(526,695)	(4,816,301)

Net increase (decrease)	122,474	$1,238,927	246,269	$2,074,021

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2013		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
American Funds Core Allocation Fund Service Class I
Sold	2,317,813	$26,368,323	4,424,765	$46,822,170
Issued as reinvestment of dividends	-	-	1,553,861	16,222,311
Redeemed	(976,211)	(11,016,635)	(2,175,338)	(22,953,373)

Net increase (decrease)	1,341,602	$15,351,688	3,803,288	$40,091,108

6.	Federal Income Tax Information

At June 30, 2013, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$420,623,174	$34,067,998	$(4,837,715)	$29,230,283
Balanced Allocation Fund	450,556,420	55,090,292	(2,996,806)	52,093,486
Moderate Allocation Fund	1,452,167,604	213,473,398	(10,983,138)	202,490,260
Growth Allocation Fund	1,190,534,159	288,208,821	(7,049,060)	281,159,761
Aggressive Allocation Fund	74,437,999	16,072,149	(505,895)	15,566,254
American Funds Growth Fund	58,693,326	19,677,285	-	19,677,285
American Funds International Fund	35,593,542	5,491,883	-	5,491,883
American Funds Core Allocation Fund	382,010,254	82,891,185	-	82,891,185

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2012, for federal income tax purposes, there were no unused capital losses.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2012, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Conservative Allocation Fund	$7,133,928	$12,971,183	$-
Balanced Allocation Fund	7,120,778	9,967,872	-
Moderate Allocation Fund	18,247,700	27,961,338	-
Growth Allocation Fund	16,366,574	12,929,193	-
Aggressive Allocation Fund	534,883	-	-
American Funds Growth Fund	117,069	531,546	-
American Funds International Fund	482,538	556,561	-
American Funds Core Allocation Fund	5,998,788	10,223,523	-

40

Notes to Financial Statements (Unaudited) (Continued)

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At, December 31, 2012, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Conservative Allocation Fund	$9,991,880	$13,101,035	$(37,211)	$31,156,969
Balanced Allocation Fund	11,799,500	22,394,126	(44,838)	45,339,070
Moderate Allocation Fund	29,064,752	73,440,761	(130,343)	158,195,692
Growth Allocation Fund	25,806,347	118,326,052	(159,082)	208,466,414
Aggressive Allocation Fund	1,061,488	5,636,688	(8,335)	9,731,929
American Funds Growth Fund	256,780	1,524,264	(4,681)	13,653,883
American Funds International Fund	398,565	976,731	(3,531)	4,748,162
American Funds Core Allocation Fund	6,409,712	8,766,411	(37,977)	67,303,855

The Funds did not have any unrecognized tax benefits at June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2013, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2013, was as follows:

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 06/30/13	Value as of 06/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,328,169	147,300	204,671	1,270,798	$19,227,170	$-	$-	$935,229
MML Equity Fund, Initial Class	215,910	5,727	221,637	-	-	-	-	981,179
MML Equity Income Fund, Initial Class	2,047,205	172,630	345,026	1,874,809	22,647,690	-	-	936,811
MML Focused Equity Fund, Class II	573,050	26,748	111,850	487,948	6,694,645	-	-	250,656
MML Foreign Fund, Initial Class	1,143,392	461,388	286,404	1,318,376	12,775,065	-	-	333,109
MML Fundamental Growth Fund, Class II	1,136,095	141,567	177,156	1,100,506	13,580,243	-	-	200,514
MML Fundamental Value Fund, Class II	1,297,551	110,207	216,625	1,191,133	17,176,135	-	-	733,801
MML Global Fund, Class I	1,074,322	88,156	226,879	935,599	10,038,981	-	-	845,785
MML High Yield Fund, Class II	1,734,005	308,528	387,421	1,655,112	17,924,862	381,926	538,846	561,834
MML Income & Growth Fund, Initial Class	1,037,984	182,343	129,610	1,090,717	11,408,904	-	-	294,978
MML Inflation-Protected and Income Fund, Initial Class	996,499	68,972	505,831	559,640	5,988,150	-	162,815	529,506
MML Large Cap Growth Fund, Initial Class	1,005,431	98,978	147,653	956,756	12,007,292	-	-	589,982
MML Managed Bond Fund, Initial Class	8,562,962	1,636,985	834,453	9,365,494	117,925,378	1,299,867	1,326,348	484,340
MML Mid Cap Growth Fund, Initial Class	818,543	96,282	135,481	779,344	11,604,437	-	-	910,716
MML Mid Cap Value Fund, Initial Class	1,183,681	101,883	205,502	1,080,062	13,857,194	-	-	943,565
MML PIMCO Total Return Fund, Class II	5,253,197	1,143,685	541,913	5,854,969	61,594,278	-	-	402,736

41

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 06/30/13	Value as of 06/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Short-Duration Bond Fund, Class II	3,159,118	736,343	294,643	3,600,818	$36,044,183	$177,317	$161,930	$29,369
MML Small Cap Growth Equity Fund, Initial Class	252,717	37,522	47,683	242,556	4,761,930	-	-	146,099
MML Small Company Value Fund, Class II	343,864	35,143	53,100	325,907	6,902,703	-	-	252,821
Oppenheimer Global Fund/VA, Non-Service Shares*	256,904	26,822	62,051	221,675	7,681,042	-	110,141	691,676
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	5,672,492	943,626	826,029	5,790,089	30,455,870	-	1,549,497	371,740
Oppenheimer International Growth Fund/VA, Non-Service Shares*	3,432,563	1,831,827	860,102	4,404,288	9,557,305	-	133,110	469,796

					$449,853,457	$1,859,110	$3,982,687	$11,896,242

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,734,143	180,453	146,820	1,767,776	$26,746,447	$-	$-	$928,998
MML Equity Fund, Initial Class	286,759	6,783	293,542	-	-	-	-	1,356,849
MML Equity Income Fund, Initial Class	2,381,784	179,552	251,656	2,309,680	27,900,938	-	-	1,242,470
MML Focused Equity Fund, Class II	908,339	46,436	115,647	839,128	11,512,835	-	-	274,677
MML Foreign Fund, Initial Class	1,472,428	488,096	269,109	1,691,415	16,389,811	-	-	355,810
MML Fundamental Growth Fund, Class II	1,500,939	176,298	134,735	1,542,502	19,034,477	-	-	164,844
MML Fundamental Value Fund, Class II	1,555,416	107,731	157,559	1,505,588	21,710,586	-	-	674,070
MML Global Fund, Class I	1,382,303	96,710	204,047	1,274,966	13,680,382	-	-	861,840
MML High Yield Fund, Class II	1,583,240	235,496	272,315	1,546,421	16,747,744	355,551	501,635	397,334
MML Income & Growth Fund, Initial Class	1,158,342	233,223	64,582	1,326,983	13,880,241	-	-	153,682
MML Inflation-Protected and Income Fund, Initial Class	828,180	64,470	271,711	620,939	6,644,048	-	179,130	328,457
MML Large Cap Growth Fund, Initial Class	1,351,817	124,560	101,619	1,374,758	17,253,209	-	-	312,560
MML Managed Bond Fund, Initial Class	7,811,503	1,323,172	405,329	8,729,346	109,915,338	1,198,337	1,222,749	350,588
MML Mid Cap Growth Fund, Initial Class	1,208,795	128,183	120,523	1,216,455	18,113,008	-	-	1,013,847
MML Mid Cap Value Fund, Initial Class	1,564,594	114,547	173,812	1,505,329	19,313,369	-	-	997,584
MML PIMCO Total Return Fund, Class II	4,576,444	1,057,755	179,283	5,454,916	57,385,715	-	-	140,784
MML Short-Duration Bond Fund, Class II	2,666,755	689,912	93,617	3,263,050	32,663,134	157,186	143,545	8,235
MML Small Cap Growth Equity Fund, Initial Class	411,132	43,847	49,334	405,645	7,963,745	-	-	265,576
MML Small Company Value Fund, Class II	554,875	43,172	52,967	545,080	11,544,785	-	-	380,742
Oppenheimer Global Fund/VA, Non-Service Shares*	347,918	32,450	62,596	317,772	11,010,798	-	157,667	1,129,926
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	4,968,204	848,597	282,969	5,533,832	29,107,955	-	1,478,780	324,495
Oppenheimer International Growth Fund/VA, Non-Service Shares*	4,819,525	2,544,161	851,548	6,512,138	14,131,341	-	198,600	825,838

					$502,649,906	$1,711,074	$3,882,106	$12,489,206

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	6,918,911	778,981	481,821	7,216,071	$109,179,148	$-	$-	$3,611,039
MML Equity Fund, Initial Class	1,071,634	25,745	1,097,379	-	-	-	-	5,141,870
MML Equity Income Fund, Initial Class	7,955,580	606,454	619,944	7,942,090	95,940,443	-	-	3,245,691
MML Focused Equity Fund, Class II	4,192,188	256,798	450,264	3,998,722	54,862,467	-	-	1,101,680
MML Foreign Fund, Initial Class	5,088,664	2,139,082	861,283	6,366,463	61,691,031	-	-	1,885,393
MML Fundamental Growth Fund, Class II	6,076,542	670,631	298,536	6,448,637	79,576,186	-	-	413,728
MML Fundamental Value Fund, Class II	5,554,412	373,231	401,250	5,526,393	79,690,581	-	-	1,697,381
MML Global Fund, Class I	4,778,673	361,570	569,532	4,570,711	49,043,727	-	-	2,419,340
MML High Yield Fund, Class II	4,586,960	336,603	1,273,967	3,649,596	39,525,120	860,751	1,214,402	1,789,018
MML Income & Growth Fund, Initial Class	4,710,783	940,257	136,419	5,514,621	57,682,931	-	-	331,169
MML Inflation-Protected and Income Fund, Initial Class	1,999,327	181,105	493,251	1,687,181	18,052,833	-	482,192	497,844
MML Large Cap Growth Fund, Initial Class	5,249,301	512,850	248,801	5,513,350	69,192,548	-	-	758,243
MML Managed Bond Fund, Initial Class	18,881,613	4,733,358	484,590	23,130,381	291,245,616	3,137,475	3,201,391	408,394
MML Mid Cap Growth Fund, Initial Class	4,782,203	424,941	353,408	4,853,736	72,272,129	-	-	2,706,884
MML Mid Cap Value Fund, Initial Class	5,999,051	471,218	534,140	5,936,129	76,160,535	-	-	3,023,990

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 06/30/13	Value as of 06/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
MML PIMCO Total Return Fund, Class II	11,678,662	3,404,627	279,581	14,803,708	$155,735,006	$-	$-	$207,712
MML Short-Duration Bond Fund, Class II	7,321,417	2,085,302	1,393,232	8,013,487	80,215,002	354,045	323,321	163,074
MML Small Cap Growth Equity Fund, Initial Class	1,971,100	216,722	188,578	1,999,244	39,249,787	-	-	1,686,910
MML Small Company Value Fund, Class II	2,167,001	179,648	157,365	2,189,284	46,369,025	-	-	1,166,710
MML Strategic Emerging Markets Fund, Class II	1,404,551	35,028	90,683	1,348,896	12,666,134	-	-	54,964
Oppenheimer Global Fund/VA, Non-Service Shares*	1,347,189	133,992	204,769	1,276,412	44,227,659	-	633,079	3,105,703
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	12,563,439	2,377,928	543,179	14,398,188	75,734,467	-	3,846,142	673,140
Oppenheimer International Growth Fund/VA, Non-Service Shares*	15,271,227	8,770,323	2,684,182	21,357,368	46,345,489	-	650,138	1,869,399

					$1,654,657,864	$4,352,271	$10,350,665	$37,959,276

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	8,270,941	332,425	476,064	8,127,302	$122,966,080	$-	$-	$3,664,731
MML Equity Fund, Initial Class	1,171,340	8,089	1,179,429	-	-	-	-	6,159,508
MML Equity Income Fund, Initial Class	8,492,060	165,383	657,815	7,999,628	96,635,502	-	-	3,246,987
MML Focused Equity Fund, Class II	5,783,858	83,408	644,073	5,223,193	71,662,209	-	-	1,616,497
MML Foreign Fund, Initial Class	5,963,094	1,481,632	875,895	6,568,831	63,651,976	-	-	1,864,624
MML Fundamental Growth Fund, Class II	7,235,526	472,354	420,620	7,287,260	89,924,794	-	-	576,354
MML Fundamental Value Fund, Class II	6,072,947	138,367	501,467	5,709,847	82,335,995	-	-	2,188,081
MML Global Fund, Class I	5,219,942	84,086	574,791	4,729,237	50,744,709	-	-	2,473,429
MML High Yield Fund, Class II	3,179,981	129,356	1,172,190	2,137,147	23,145,306	458,891	647,434	1,551,836
MML Income & Growth Fund, Initial Class	4,292,548	496,185	181,684	4,607,049	48,189,738	-	-	329,213
MML Inflation-Protected and Income Fund, Initial Class	1,715,109	52,337	597,900	1,169,546	12,514,143	-	349,783	820,382
MML Large Cap Growth Fund, Initial Class	6,701,305	282,162	314,422	6,669,045	83,696,509	-	-	966,145
MML Managed Bond Fund, Initial Class	11,187,058	2,219,809	415,296	12,991,571	163,583,047	1,832,536	1,869,868	171,931
MML Mid Cap Growth Fund, Initial Class	5,774,607	206,706	409,103	5,572,210	82,970,204	-	-	2,626,894
MML Mid Cap Value Fund, Initial Class	6,924,717	114,980	603,996	6,435,701	82,570,041	-	-	2,085,054
MML PIMCO Total Return Fund, Class II	6,671,442	1,476,059	206,023	7,941,478	83,544,344	-	-	153,476
MML Short-Duration Bond Fund, Class II	3,273,556	1,238,980	106,606	4,405,930	44,103,355	190,803	174,246	8,670
MML Small Cap Growth Equity Fund, Initial Class	2,683,877	124,345	245,851	2,562,371	50,305,274	-	-	2,220,647
MML Small Company Value Fund, Class II	2,788,574	76,080	216,396	2,648,258	56,090,107	-	-	1,598,818
MML Strategic Emerging Markets Fund, Class II	2,653,796	18,590	212,953	2,459,433	23,094,078	-	-	112,292
Oppenheimer Global Fund/VA, Non-Service Shares*	1,491,976	59,142	213,730	1,337,388	46,340,500	-	665,561	3,145,522
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	7,505,308	1,085,679	570,566	8,020,421	42,187,416	-	2,150,286	774,064
Oppenheimer International Growth Fund/VA, Non-Service Shares*	17,879,589	7,808,080	1,983,248	23,704,421	51,438,593	-	726,850	1,902,269

					$1,471,693,920	$2,482,230	$6,584,028	$40,257,424

Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	568,446	57,984	42,048	584,382	$8,841,705	$-	$-	$224,152
MML Equity Fund, Initial Class	67,091	2,400	69,491	-	-	-	-	207,099
MML Equity Income Fund, Initial Class	584,899	49,288	53,891	580,296	7,009,971	-	-	184,259
MML Focused Equity Fund, Class II	404,507	33,367	52,292	385,582	5,290,183	-	-	133,403
MML Foreign Fund, Initial Class	385,468	126,328	61,817	449,979	4,360,299	-	-	118,826
MML Fundamental Growth Fund, Class II	488,343	69,262	38,688	518,917	6,403,440	-	-	51,081
MML Fundamental Value Fund, Class II	417,553	34,965	39,611	412,907	5,954,118	-	-	149,737
MML Global Fund, Class I	340,893	27,732	39,776	328,849	3,528,545	-	-	171,080
MML High Yield Fund, Class II	96,467	8,031	44,656	59,842	648,084	12,058	17,013	30,664
MML Income & Growth Fund, Initial Class	282,496	60,064	20,226	322,334	3,371,612	-	-	44,180
MML Inflation-Protected and Income Fund, Initial Class	31,669	6,137	2,433	35,373	378,487	-	10,551	2,381

43

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/12	Purchases	Sales	Number of Shares Held as of 06/30/13	Value as of 06/30/13	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Large Cap Growth Fund, Initial Class	452,979	51,075	29,923	474,131	$5,950,339	$-	$-	$97,107
MML Managed Bond Fund, Initial Class	262,637	72,957	19,333	316,261	3,982,188	44,343	45,246	6,632
MML Mid Cap Growth Fund, Initial Class	424,972	42,865	35,815	432,022	6,432,803	-	-	262,175
MML Mid Cap Value Fund, Initial Class	513,508	42,316	56,434	499,390	6,407,168	-	-	301,115
MML PIMCO Total Return Fund, Class II	168,148	101,426	12,630	256,944	2,703,051	-	-	12,016
MML Short-Duration Bond Fund, Class II	18,580	29,495	3,613	44,462	445,069	2,393	2,186	(574)
MML Small Cap Growth Equity Fund, Initial Class	202,990	22,523	21,249	204,264	4,010,171	-	-	185,692
MML Small Company Value Fund, Class II	204,069	20,853	20,402	204,520	4,331,742	-	-	148,985
MML Strategic Emerging Markets Fund, Class II	229,855	8,444	20,124	218,175	2,048,668	-	-	3,392
Oppenheimer Global Fund/VA, Non-Service Shares*	98,206	10,351	14,453	94,104	3,260,688	-	46,957	279,396
Oppenheimer Global Strategic Income Fund/VA, Non-Service Shares*	180,449	40,753	16,387	204,815	1,077,327	-	55,050	3,705
Oppenheimer International Growth Fund/VA, Non-Service Shares*	1,224,292	578,710	158,488	1,644,514	3,568,595	-	50,555	80,191

					$90,004,253	$58,794	$227,558	$2,696,694

*	Fund advised by OFI Global Asset Management, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	New Accounting Pronouncements

On June 7, 2013, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): “Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

10.	Subsequent Events

In preparation of these financial statements management has evaluated the events and transactions subsequent to June 30, 2013, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

44

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2013, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MassMutual (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, Aggressive Allocation Fund, American Funds Growth Fund, American Funds International Fund, and American Funds Core Allocation Fund. In preparation for the meetings, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials, or during the course of the past year, detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2012. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

45

Other Information (Unaudited) (Continued)

The Committee considered that, in the case of the American Funds Growth Fund, Balanced Allocation Fund, Conservative Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods.

The Committee noted that the American Funds Core Allocation Fund, which had a total net expense ratio in the second comparative quartile, had achieved three-year performance in the fourth comparative quartile, but that the Fund’s performance had improved to the second comparative quartile in the one-year period. The Committee discussed with MassMutual factors that had contributed to the improved performance and determined that no further detailed inquiry was required.

The Committee considered information regarding the American Funds International Fund, which had underperformed in recent periods compared to its peers. The Committee noted that the Fund had achieved third-quartile comparative performance in the one- and three-year periods, but that the performance had improved from the 70th comparative percentile to the 62nd comparative percentile. The Committee considered MassMutual’s statements that the Fund is in a master-feeder structure and that the underlying American Fund is a very attractive fund to a number of investors. The Committee noted in addition that the Fund pays no subadvisory fee so long as it is in the master-feeder structure, and concluded that the investment of all of the Fund’s assets in the underlying American Fund continues to be appropriate. The Committee noted that the Fund is in very high demand and has expenses in the second comparative quartile.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative and shareholder services fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (iv) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interests of each Fund’s shareholders.

46

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2013

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2013:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2013.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Conservative Allocation Fund
Initial Class	$1,000	0.13%	$1,034.20	$0.65	$1,023.90	$0.65
Service Class	1,000	0.38%	1,033.50	1.89	1,022.70	1.88
Balanced Allocation Fund
Initial Class	1,000	0.12%	1,048.80	0.60	1,023.90	0.60
Service Class	1,000	0.37%	1,047.20	1.86	1,022.70	1.84
Moderate Allocation Fund
Initial Class	1,000	0.11%	1,061.10	0.56	1,024.00	0.55
Service Class	1,000	0.36%	1,060.60	1.82	1,022.80	1.79
Growth Allocation Fund
Initial Class	1,000	0.11%	1,081.60	0.56	1,024.00	0.55
Service Class	1,000	0.36%	1,079.10	1.84	1,022.80	1.79
Aggressive Allocation Fund
Initial Class	1,000	0.20%	1,101.20	1.03	1,023.50	0.99
Service Class	1,000	0.45%	1,100.00	2.32	1,022.30	2.23

47

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
American Funds Growth Fund
Service Class I**	$1,000	1.05%	$1,099.50	$5.41	$1,019.40	$5.20
American Funds International Fund
Service Class I**	1,000	1.24%	1,030.10	6.17	1,018.40	6.14
American Funds Core Allocation Fund
Service Class I	1,000	0.72%	1,062.50	3.64	1,021.00	3.57

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2013, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

48

Distributor

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

© 2013 Massachusetts Mutual Life Insurance Company, Springfield, MA 01111-0001. All rights reserved. www.massmutual.com. MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) and its affiliated companies and sales representatives.

CRN201409-174593

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/26/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date	8/26/13

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	8/26/13